UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Report to Shareholders.

(a)	The Report to Shareholders is attached herewith.

State Street Income V.I.S. Fund

Class 1: SSIMX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Income V.I.S. Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$78	1.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$8,856,336
  Number of Portfolio Holdings916
  Portfolio Turnover Rate21%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
U.S. Treasuries	32.7%
Agency Mortgage Backed	31.3%
Corporate Notes	26.7%
Short-Term Investments	18.9%
Non-Agency Collateralized Mortgage Obligations	6.1%
Agency Collateralized Mortgage Obligations	1.2%
Municipal Bonds and Notes	0.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.88%, due 08/15/33	9.0%
U.S. Treasury Notes, 4.25%, due 11/15/34	6.4%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 07/01/55	4.9%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 07/01/54	4.8%
Uniform Mortgage-Backed Security, TBA, 6.50%, due 07/01/54	2.9%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	2.7%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 07/01/54	2.7%
U.S. Treasury Bonds, 4.13%, due 08/15/53	2.6%
U.S. Treasury Bonds, 3.00%, due 08/15/48	2.3%
Federal National Mortgage Association, 2.50%, due 03/01/51	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSIMX

State Street Premier Growth Equity V.I.S. Fund

Class 1: SPGSX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Premier Growth Equity V.I.S. Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$47	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$33,690,197
  Number of Portfolio Holdings38
  Portfolio Turnover Rate19%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	22.1%
Software	21.6%
Interactive Media & Services	12.5%
Broadline Retail	6.9%
Exchange Traded & Mutual Funds	4.6%
Technology Hardware, Storage & Peripherals	4.5%
Financial Services	4.3%
Pharmaceuticals	4.1%
Capital Markets	2.5%
Electronic Equipment	2.2%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	14.4%
Microsoft Corp.	14.3%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., Class A	6.7%
Broadcom, Inc.	4.9%
Apple, Inc.	4.5%
Eli Lilly & Co.	3.0%
Alphabet, Inc., Class C	3.0%
Alphabet, Inc., Class A	2.9%
Visa, Inc., Class A	2.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SPGSX

State Street Real Estate Securities V.I.S. Fund

Class 1: SSRSX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Real Estate Securities V.I.S. Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$62	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$19,618,204
  Number of Portfolio Holdings52
  Portfolio Turnover Rate15%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Specialized REITs	25.7%
Health Care REITs	20.1%
Retail REITs	18.7%
Residential REITs	14.8%
Industrial REITs	11.3%
Office REITs	4.9%
Hotel & Resort REITs	2.9%
Diversified REITs	0.9%

Top Ten Holdings

Holdings	%
Welltower, Inc.	7.9%
Equinix, Inc.	7.8%
Prologis, Inc.	7.3%
Digital Realty Trust, Inc.	4.9%
Ventas, Inc.	4.3%
Extra Space Storage, Inc.	4.2%
UDR, Inc.	3.7%
Realty Income Corp.	3.4%
Camden Property Trust	3.1%
Simon Property Group, Inc.	3.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSRSX

State Street S&P 500 Index V.I.S. Fund

Class 1: SSSPX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street S&P 500 Index V.I.S. Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$16	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$197,443,411
  Number of Portfolio Holdings506
  Portfolio Turnover Rate0%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Semiconductors	12.6%
Software	11.4%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	6.2%
Financial Services	4.3%
Broadline Retail	4.0%
Banks	3.6%
Capital Markets	3.4%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.7%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSSPX

State Street Small-Cap Equity V.I.S. Fund

Class 1: SSSEX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Small-Cap Equity V.I.S. Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$68	1.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$22,848,347
  Number of Portfolio Holdings330
  Portfolio Turnover Rate20%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Banks	9.7%
Machinery	8.4%
Software	7.8%
Electronic Equipment, Instruments & Components	4.4%
Healthcare Equipment & Supplies	4.2%
Commercial Services & Supplies	4.2%
Specialty Retail	3.3%
Insurance	3.3%
Chemicals	3.1%
Hotels, Restaurants & Leisure	3.0%

Top Ten Holdings

Holdings	%
MSA Safety, Inc.	1.5%
Darling Ingredients, Inc.	1.2%
Modine Manufacturing Co.	1.2%
Brink's Co.	1.1%
Enerpac Tool Group Corp.	1.1%
Belden, Inc.	1.1%
Boot Barn Holdings, Inc.	1.0%
U.S. Physical Therapy, Inc.	1.0%
Repligen Corp.	0.9%
Applied Industrial Technologies, Inc.	0.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSSEX

State Street Total Return V.I.S. Fund

Class 1: SSTIX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,056,439,882
  Number of Portfolio Holdings4,849
  Portfolio Turnover Rate65%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Common Stocks	54.5%
Mutual Funds and Exchange Traded Products	41.8%
Short-Term Investments	3.5%
Preferred Stock	0.1%

Top Ten Holdings

Holdings	%
SPDR Portfolio Aggregate Bond ETF	21.1%
SPDR Bloomberg High Yield Bond ETF	6.0%
SPDR Portfolio TIPS ETF	5.0%
SPDR Portfolio Long Term Corporate Bond ETF	3.6%
NVIDIA Corp.	2.0%
Microsoft Corp.	2.0%
SPDR Dow Jones REIT ETF	1.9%
Apple, Inc.	1.7%
SPDR Portfolio Intermediate Term Corporate Bond ETF	1.5%
Amazon.com, Inc.	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSTIX

State Street Total Return V.I.S. Fund

Class 3: SSTTX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$44	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,056,439,882
  Number of Portfolio Holdings4,849
  Portfolio Turnover Rate65%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Common Stocks	54.5%
Mutual Funds and Exchange Traded Products	41.8%
Short-Term Investments	3.5%
Preferred Stock	0.1%

Top Ten Holdings

Holdings	%
SPDR Portfolio Aggregate Bond ETF	21.1%
SPDR Bloomberg High Yield Bond ETF	6.0%
SPDR Portfolio TIPS ETF	5.0%
SPDR Portfolio Long Term Corporate Bond ETF	3.6%
NVIDIA Corp.	2.0%
Microsoft Corp.	2.0%
SPDR Dow Jones REIT ETF	1.9%
Apple, Inc.	1.7%
SPDR Portfolio Intermediate Term Corporate Bond ETF	1.5%
Amazon.com, Inc.	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSTTX

State Street U.S. Equity V.I.S. Fund

Class 1: SSUSX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street U.S. Equity V.I.S. Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$20,148,669
  Number of Portfolio Holdings96
  Portfolio Turnover Rate22%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipments	14.3%
Software	12.9%
Interactive Media & Services	8.4%
Technology Hardware, Storage & Peripherals	4.9%
Broadline Retail	4.6%
Capital Markets	4.2%
Banks	3.8%
Financial Services	3.5%
Pharmaceuticals	3.4%
Specialty Retail	2.6%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	8.4%
Microsoft Corp.	8.0%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	4.0%
Alphabet, Inc., Class A	3.9%
Broadcom, Inc.	3.1%
JPMorgan Chase & Co.	2.1%
Visa, Inc., Class A	1.8%
Bank of America Corp.	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSUSX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.3% †
Advertising - 0.0%*
Interpublic Group of Cos., Inc.	1,462	$35,790
Omnicom Group, Inc.	514	36,977
		72,767
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (a)	279	230,995
Boeing Co. (a)	2,786	583,751
General Dynamics Corp.	969	282,618
General Electric Co.	4,016	1,033,678
Howmet Aerospace, Inc.	1,536	285,896
Huntington Ingalls Industries, Inc.	152	36,702
L3Harris Technologies, Inc.	673	168,815
Lockheed Martin Corp.	797	369,123
Northrop Grumman Corp.	480	239,990
RTX Corp.	4,889	713,892
Textron, Inc.	723	58,050
TransDigm Group, Inc.	217	329,979
		4,333,489
Agricultural & Farm Machinery - 0.3%
Deere & Co.	965	490,693
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	1,884	99,437
Bunge Global SA	527	42,308
		141,745
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	452	43,369
Expeditors International of Washington, Inc.	528	60,324
FedEx Corp.	834	189,577
United Parcel Service, Inc., Class B	2,783	280,916
		574,186
Apparel Retail - 0.3%
Ross Stores, Inc.	1,231	157,051
TJX Cos., Inc.	4,202	518,905
		675,956
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	441	104,773
Ralph Lauren Corp.	170	46,627
Tapestry, Inc.	754	66,209
		217,609
	Number of Shares	Fair Value
Application Software - 2.7%
Adobe, Inc. (a)	1,605	$620,942
ANSYS, Inc. (a)	346	121,522
Autodesk, Inc. (a)	824	255,086
Cadence Design Systems, Inc. (a)	1,028	316,778
Fair Isaac Corp. (a)	95	173,656
Intuit, Inc.	1,036	815,985
Palantir Technologies, Inc., Class A (a)	7,879	1,074,065
PTC, Inc. (a)	479	82,551
Roper Technologies, Inc.	405	229,570
Salesforce, Inc.	3,569	973,231
Synopsys, Inc. (a)	562	288,126
Tyler Technologies, Inc. (a)	169	100,190
Workday, Inc., Class A (a)	805	193,200
		5,244,902
Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	366	195,345
Bank of New York Mellon Corp.	2,777	253,013
Blackrock, Inc.	553	580,235
Blackstone, Inc.	2,752	411,644
Franklin Resources, Inc.	991	23,635
Invesco Ltd.	1,674	26,399
KKR & Co., Inc.	2,500	332,575
Northern Trust Corp.	701	88,880
State Street Corp. (b)	1,122	119,313
T. Rowe Price Group, Inc.	797	76,911
		2,107,950
Automobile Manufacturers - 1.9%
Ford Motor Co.	14,470	157,000
General Motors Co.	3,661	180,158
Tesla, Inc. (a)	10,452	3,320,182
		3,657,340
Automotive Parts & Equipment - 0.0%*
Aptiv PLC (a)	915	62,421
Automotive Retail - 0.3%
AutoZone, Inc. (a)	63	233,871
CarMax, Inc. (a)	578	38,847
O'Reilly Automotive, Inc. (a)	3,315	298,781
		571,499
Biotechnology - 1.6%
AbbVie, Inc.	6,634	1,231,403

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	1

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Amgen, Inc.	1,980	$552,836
Biogen, Inc. (a)	568	71,335
Gilead Sciences, Inc.	4,730	524,415
Incyte Corp. (a)	618	42,086
Moderna, Inc. (a)	1,315	36,281
Regeneron Pharmaceuticals, Inc.	404	212,100
Vertex Pharmaceuticals, Inc. (a)	939	418,043
		3,088,499
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	710	34,144
Broadcasting - 0.0%*
Fox Corp., Class A	572	32,055
Fox Corp., Class B	495	25,557
Paramount Global, Class B	2,036	26,264
		83,876
Broadline Retail - 4.0%
Amazon.com, Inc. (a)	35,209	7,724,503
eBay, Inc.	1,696	126,284
		7,850,787
Building Products - 0.6%
A.O. Smith Corp.	491	32,195
Allegion PLC	298	42,948
Builders FirstSource, Inc. (a)	400	46,676
Carrier Global Corp.	3,083	225,645
Johnson Controls International PLC	2,454	259,191
Lennox International, Inc.	129	73,948
Masco Corp.	766	49,299
Trane Technologies PLC	846	370,049
		1,099,951
Cable & Satellite - 0.3%
Charter Communications, Inc., Class A (a)	373	152,486
Comcast Corp., Class A	13,637	486,705
		639,191
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	330	47,388
	Number of Shares	Fair Value
Old Dominion Freight Line, Inc.	688	$111,662
		159,050
Casinos & Gaming - 0.1%
Caesars Entertainment, Inc. (a)	771	21,889
Las Vegas Sands Corp.	1,125	48,949
MGM Resorts International (a)	917	31,535
Wynn Resorts Ltd.	311	29,131
		131,504
Commodity Chemicals - 0.1%
Dow, Inc.	2,755	72,952
LyondellBasell Industries NV, Class A	1,039	60,117
		133,069
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	3,884	397,372
Cisco Systems, Inc.	14,766	1,024,465
F5, Inc. (a)	237	69,754
Juniper Networks, Inc.	1,208	48,236
Motorola Solutions, Inc.	627	263,628
		1,803,455
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	760	51,019
Construction & Engineering - 0.1%
Quanta Services, Inc.	553	209,078
Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	1,750	679,367
Cummins, Inc.	539	176,523
PACCAR, Inc.	2,025	192,497
Westinghouse Air Brake Technologies Corp.	681	142,567
		1,190,954
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	230	126,261
Vulcan Materials Co.	474	123,628
		249,889
Consumer Electronics - 0.1%
Garmin Ltd.	597	124,606

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Consumer Finance - 0.6%
American Express Co.	2,036	$649,443
Capital One Financial Corp.	2,341	498,071
Synchrony Financial	1,481	98,842
		1,246,356
Consumer Staples Merchandise Retail - 1.8%
Costco Wholesale Corp.	1,666	1,649,240
Dollar General Corp.	788	90,132
Dollar Tree, Inc. (a)	761	75,369
Target Corp.	1,759	173,525
Walmart, Inc.	16,104	1,574,649
		3,562,915
Copper - 0.1%
Freeport-McMoRan, Inc.	5,316	230,449
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	1,226	213,729
Equinix, Inc.	352	280,005
		493,734
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	459	111,551
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	755	20,317
Constellation Brands, Inc., Class A	604	98,259
		118,576
Distributors - 0.1%
Genuine Parts Co.	486	58,957
LKQ Corp.	1,038	38,416
Pool Corp.	151	44,014
		141,387
Diversified Banks - 3.3%
Bank of America Corp.	24,687	1,168,189
Citigroup, Inc.	6,984	594,478
Fifth Third Bancorp	2,653	109,118
JPMorgan Chase & Co.	10,405	3,016,514
KeyCorp	3,987	69,454
PNC Financial Services Group, Inc.	1,506	280,748
U.S. Bancorp	5,614	254,033
	Number of Shares	Fair Value
Wells Fargo & Co.	12,189	$976,583
		6,469,117
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,676	237,774
Diversified Support Services - 0.2%
Cintas Corp.	1,289	287,280
Copart, Inc. (a)	3,290	161,440
		448,720
Drug Retail - 0.0%*
Walgreens Boots Alliance, Inc.	2,686	30,835
Electric Utilities - 1.5%
Alliant Energy Corp.	1,002	60,591
American Electric Power Co., Inc.	1,959	203,266
Constellation Energy Corp.	1,114	359,555
Duke Energy Corp.	2,882	340,076
Edison International	1,523	78,587
Entergy Corp.	1,417	117,781
Evergy, Inc.	888	61,210
Eversource Energy	1,362	86,650
Exelon Corp.	3,901	169,381
FirstEnergy Corp.	1,761	70,898
NextEra Energy, Inc.	7,636	530,091
NRG Energy, Inc.	795	127,661
PG&E Corp.	8,013	111,701
Pinnacle West Capital Corp.	489	43,751
PPL Corp.	2,908	98,552
Southern Co.	4,181	383,941
Xcel Energy, Inc.	2,220	151,182
		2,994,874
Electrical Components & Equipment - 0.6%
AMETEK, Inc.	872	157,797
Eaton Corp. PLC	1,434	511,924
Emerson Electric Co.	2,155	287,326
Generac Holdings, Inc. (a)	165	23,630
Hubbell, Inc.	200	81,682
Rockwell Automation, Inc.	414	137,518
		1,199,877
Electronic Components - 0.3%
Amphenol Corp., Class A	4,337	428,279

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Corning, Inc.	2,901	$152,563
		580,842
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	691	113,227
Ralliant Corp. (a)	52	2,506
Teledyne Technologies, Inc. (a)	186	95,290
Trimble, Inc. (a)	941	71,497
Zebra Technologies Corp., Class A (a)	212	65,372
		347,892
Electronic Manufacturing Services - 0.1%
Jabil, Inc.	385	83,969
TE Connectivity PLC	1,084	182,838
		266,807
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	792	195,315
Rollins, Inc.	1,100	62,062
Veralto Corp.	947	95,599
Waste Management, Inc.	1,313	300,441
		653,417
Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings, Inc.	639	58,788
Corteva, Inc.	2,576	191,989
Mosaic Co.	1,227	44,761
		295,538
Financial Exchanges & Data - 1.2%
Cboe Global Markets, Inc.	318	74,161
CME Group, Inc.	1,369	377,324
Coinbase Global, Inc., Class A (a)	800	280,392
FactSet Research Systems, Inc.	157	70,223
Intercontinental Exchange, Inc.	2,189	401,616
MarketAxess Holdings, Inc.	156	34,841
Moody's Corp.	598	299,951
MSCI, Inc.	292	168,408
Nasdaq, Inc.	1,512	135,203
S&P Global, Inc.	1,153	607,965
		2,450,084
	Number of Shares	Fair Value
Food Distributors - 0.1%
Sysco Corp.	1,819	$137,771
Food Retail - 0.1%
Kroger Co.	2,382	170,861
Footwear - 0.2%
Deckers Outdoor Corp. (a)	600	61,842
NIKE, Inc., Class B	4,390	311,866
		373,708
Gas Utilities - 0.1
Atmos Energy Corp.	632	97,398
Gold - 0.1%
Newmont Corp.	4,224	246,090
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	600	43,578
Healthpeak Properties, Inc.	2,724	47,697
Ventas, Inc.	1,595	100,725
Welltower, Inc.	2,244	344,970
		536,970
Healthcare Distributors - 0.4%
Cardinal Health, Inc.	832	139,776
Cencora, Inc.	645	193,403
Henry Schein, Inc. (a)	510	37,256
McKesson Corp.	477	349,536
		719,971
Healthcare Equipment - 2.2%
Abbott Laboratories	6,511	885,561
Baxter International, Inc.	1,981	59,985
Becton Dickinson & Co.	1,085	186,891
Boston Scientific Corp. (a)	5,512	592,044
Dexcom, Inc. (a)	1,428	124,650
Edwards Lifesciences Corp. (a)	2,269	177,459
GE HealthCare Technologies, Inc.	1,721	127,474
Hologic, Inc. (a)	799	52,063
IDEXX Laboratories, Inc. (a)	321	172,165
Insulet Corp. (a)	284	89,227
Intuitive Surgical, Inc. (a)	1,318	716,214
Medtronic PLC	4,867	424,256
ResMed, Inc.	540	139,320
STERIS PLC	384	92,245

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Stryker Corp.	1,233	$487,812
Zimmer Biomet Holdings, Inc.	786	71,691
		4,399,057
Healthcare Facilities - 0.2%
HCA Healthcare, Inc.	679	260,125
Universal Health Services, Inc., Class B	241	43,657
		303,782
Healthcare Services - 0.4%
Cigna Group	968	320,002
CVS Health Corp.	4,653	320,964
DaVita, Inc. (a)	158	22,507
Labcorp Holdings, Inc.	293	76,915
Quest Diagnostics, Inc.	437	78,498
		818,886
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	287	54,338
Cooper Cos., Inc. (a)	770	54,793
Solventum Corp. (a)	516	39,133
		148,264
Heavy Electrical Equipment - 0.3%
GE Vernova, Inc.	1,000	529,150
Home Building - 0.2%
DR Horton, Inc.	1,111	143,230
Lennar Corp., Class A	863	95,457
NVR, Inc. (a)	8	59,085
PulteGroup, Inc.	807	85,106
		382,878
Home Furnishing Retail - 0.0%*
Williams-Sonoma, Inc.	395	64,531
Home Furnishings - 0.0%*
Mohawk Industries, Inc. (a)	175	18,347
Home Improvement Retail - 0.9%
Home Depot, Inc.	3,707	1,359,135
Lowe's Cos., Inc.	2,061	457,274
		1,816,409
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc.	2,755	42,317
	Number of Shares	Fair Value
Hotels, Resorts & Cruise Lines - 1.0%
Airbnb, Inc., Class A (a)	1,585	$209,759
Booking Holdings, Inc.	123	712,076
Carnival Corp. (a)	4,167	117,176
Expedia Group, Inc.	489	82,485
Hilton Worldwide Holdings, Inc.	929	247,430
Marriott International, Inc., Class A	826	225,671
Norwegian Cruise Line Holdings Ltd. (a)	1,496	30,339
Royal Caribbean Cruises Ltd.	936	293,099
		1,918,035
Household Products - 1.0%
Church & Dwight Co., Inc.	869	83,519
Clorox Co.	488	58,594
Colgate-Palmolive Co.	3,094	281,245
Kimberly-Clark Corp.	1,255	161,795
Procter & Gamble Co.	8,756	1,395,006
		1,980,159
Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	1,486	458,282
Dayforce, Inc. (a)	566	31,351
Paychex, Inc.	1,158	168,443
Paycom Software, Inc.	103	23,834
		681,910
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	2,716	28,572
Vistra Corp.	1,294	250,790
		279,362
Industrial Conglomerates - 0.4%
3M Co.	2,061	313,766
Honeywell International, Inc.	2,376	553,323
		867,089
Industrial Gases - 0.5%
Air Products & Chemicals, Inc.	770	217,186
Linde PLC	1,761	826,226
		1,043,412
Industrial Machinery & Supplies & Components - 0.7%
Dover Corp.	406	74,391

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Fortive Corp.	1,355	$70,636
IDEX Corp.	296	51,969
Illinois Tool Works, Inc.	1,015	250,959
Ingersoll Rand, Inc.	1,562	129,927
Nordson Corp.	189	40,516
Otis Worldwide Corp.	1,308	129,518
Parker-Hannifin Corp.	463	323,392
Pentair PLC	584	59,953
Snap-on, Inc.	182	56,635
Stanley Black & Decker, Inc.	549	37,195
Xylem, Inc.	957	123,797
		1,348,888
Industrial REITs - 0.2%
Prologis, Inc.	3,504	368,340
Insurance Brokers - 0.6%
Aon PLC, Class A	814	290,403
Arthur J Gallagher & Co.	923	295,471
Brown & Brown, Inc.	940	104,218
Marsh & McLennan Cos., Inc.	1,843	402,953
Willis Towers Watson PLC	344	105,436
		1,198,481
Integrated Oil & Gas - 1.4%
Chevron Corp.	6,003	859,569
Exxon Mobil Corp.	16,017	1,726,633
Occidental Petroleum Corp.	2,496	104,857
		2,691,059
Integrated Telecommunication Services - 0.7%
AT&T, Inc.	26,844	776,866
Verizon Communications, Inc.	15,668	677,954
		1,454,820
Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	865	138,140
Take-Two Interactive Software, Inc. (a)	636	154,453
		292,593
Interactive Media & Services - 6.5%
Alphabet, Inc., Class A	21,680	3,820,666
Alphabet, Inc., Class C	17,484	3,101,487
Match Group, Inc.	959	29,623
Meta Platforms, Inc., Class A	8,097	5,976,315
		12,928,091
	Number of Shares	Fair Value
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	614	$48,973
GoDaddy, Inc., Class A (a)	555	99,933
VeriSign, Inc.	305	88,084
		236,990
Investment Banking & Brokerage - 1.1%
Charles Schwab Corp.	6,270	572,075
Goldman Sachs Group, Inc.	1,147	811,789
Morgan Stanley	4,493	632,884
Raymond James Financial, Inc.	723	110,887
		2,127,635
IT Consulting & Other Services - 1.0%
Accenture PLC, Class A	2,363	706,277
Cognizant Technology Solutions Corp., Class A	1,687	131,636
EPAM Systems, Inc. (a)	173	30,590
Gartner, Inc. (a)	304	122,883
International Business Machines Corp.	3,456	1,018,760
		2,010,146
Leisure Products - 0.0%*
Hasbro, Inc.	463	34,179
Life & Health Insurance - 0.3%
Aflac, Inc.	1,881	198,370
Globe Life, Inc.	337	41,886
MetLife, Inc.	1,926	154,889
Principal Financial Group, Inc.	792	62,908
Prudential Financial, Inc.	1,331	143,003
		601,056
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	1,065	125,681
Bio-Techne Corp.	612	31,487
Charles River Laboratories International, Inc. (a)	204	30,953
Danaher Corp.	2,331	460,466
IQVIA Holdings, Inc. (a)	598	94,239
Mettler-Toledo International, Inc. (a)	78	91,628
Revvity, Inc.	346	33,465
Thermo Fisher Scientific, Inc.	1,396	566,022
Waters Corp. (a)	230	80,279

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
West Pharmaceutical Services, Inc.	286	$62,577
		1,576,797
Managed Healthcare - 0.8%
Centene Corp. (a)	1,924	104,435
Elevance Health, Inc.	819	318,558
Humana, Inc.	475	116,128
Molina Healthcare, Inc. (a)	208	61,963
UnitedHealth Group, Inc.	3,358	1,047,595
		1,648,679
Metal, Glass & Plastic Containers - 0.0%*
Ball Corp.	1,174	65,850
Movies & Entertainment - 1.6%
Live Nation Entertainment, Inc. (a)	539	81,540
Netflix, Inc. (a)	1,582	2,118,504
TKO Group Holdings, Inc.	167	30,386
Walt Disney Co.	6,636	822,930
Warner Bros Discovery, Inc. (a)	8,894	101,925
		3,155,285
Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	520	105,820
Camden Property Trust	400	45,076
Equity Residential	1,034	69,785
Essex Property Trust, Inc.	248	70,283
Mid-America Apartment Communities, Inc.	434	64,236
UDR, Inc.	1,109	45,281
		400,481
Multi-Sector Holdings - 1.7%
Berkshire Hathaway, Inc., Class B (a)	6,838	3,321,695
Multi-Utilities - 0.6%
Ameren Corp.	1,067	102,475
CenterPoint Energy, Inc.	2,603	95,634
CMS Energy Corp.	1,200	83,136
Consolidated Edison, Inc.	1,339	134,369
Dominion Energy, Inc.	3,080	174,082
DTE Energy Co.	702	92,987
NiSource, Inc.	1,785	72,007
Public Service Enterprise Group, Inc.	1,912	160,952
Sempra	2,381	180,408
	Number of Shares	Fair Value
WEC Energy Group, Inc.	1,127	$117,433
		1,213,483
Office REITs - 0.0%*
BXP, Inc.	561	37,851
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	3,829	146,804
Halliburton Co.	3,007	61,283
Schlumberger NV	5,259	177,754
		385,841
Oil & Gas Exploration & Production - 0.7%
APA Corp.	1,468	26,850
ConocoPhillips	4,552	408,497
Coterra Energy, Inc.	2,458	62,384
Devon Energy Corp.	2,567	81,656
Diamondback Energy, Inc.	694	95,356
EOG Resources, Inc.	1,963	234,794
EQT Corp.	2,300	134,136
Expand Energy Corp.	808	94,488
Hess Corp.	1,043	144,497
Texas Pacific Land Corp.	73	77,116
		1,359,774
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	1,198	199,000
Phillips 66 Co.	1,541	183,841
Valero Energy Corp.	1,178	158,347
		541,188
Oil & Gas Storage & Transportation - 0.4%
Kinder Morgan, Inc.	6,627	194,834
ONEOK, Inc.	2,317	189,137
Targa Resources Corp.	844	146,923
Williams Cos., Inc.	4,626	290,559
		821,453
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	1,143	117,238
VICI Properties, Inc.	4,029	131,345
		248,583
Other Specialty Retail - 0.1%
Tractor Supply Co.	2,113	111,503
Ulta Beauty, Inc. (a)	185	86,547
		198,050

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Packaged Foods & Meats - 0.5%
Campbell's Co.	776	$23,784
Conagra Brands, Inc.	1,941	39,732
General Mills, Inc.	1,979	102,532
Hershey Co.	563	93,430
Hormel Foods Corp.	1,097	33,184
J.M. Smucker Co.	359	35,254
Kellanova	886	70,464
Kraft Heinz Co.	3,317	85,645
Lamb Weston Holdings, Inc.	568	29,451
McCormick & Co., Inc.	1,028	77,943
Mondelez International, Inc., Class A	4,757	320,812
Tyson Foods, Inc., Class A	1,073	60,024
		972,255
Paper & Plastic Packaging Products & Materials - 0.2%
Amcor PLC	8,636	79,365
Avery Dennison Corp.	330	57,905
International Paper Co.	2,027	94,924
Packaging Corp. of America	350	65,958
Smurfit WestRock PLC	1,928	83,193
		381,345
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	2,252	110,753
Southwest Airlines Co.	2,270	73,639
United Airlines Holdings, Inc. (a)	1,288	102,564
		286,956
Passenger Ground Transportation - 0.4%
Uber Technologies, Inc. (a)	7,754	723,448
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	910	73,528
Kenvue, Inc.	7,152	149,691
		223,219
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	7,694	356,155
Eli Lilly & Co.	2,935	2,287,921
Johnson & Johnson	8,987	1,372,764
Merck & Co., Inc.	9,483	750,674
Pfizer, Inc.	20,545	498,011
Viatris, Inc.	4,835	43,177
	Number of Shares	Fair Value
Zoetis, Inc.	1,690	$263,555
		5,572,257
Property & Casualty Insurance - 1.1%
Allstate Corp.	1,033	207,953
American International Group, Inc.	2,041	174,689
Arch Capital Group Ltd.	1,402	127,652
Assurant, Inc.	152	30,018
Chubb Ltd.	1,426	413,141
Cincinnati Financial Corp.	623	92,777
Erie Indemnity Co., Class A	100	34,679
Hartford Insurance Group, Inc.	999	126,743
Loews Corp.	655	60,037
Progressive Corp.	2,173	579,887
Travelers Cos., Inc.	812	217,243
W.R. Berkley Corp.	1,212	89,046
		2,153,865
Publishing - 0.0%*
News Corp., Class A	1,377	40,924
Rail Transportation - 0.5%
CSX Corp.	6,833	222,961
Norfolk Southern Corp.	874	223,718
Union Pacific Corp.	2,189	503,645
		950,324
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	1,104	154,692
CoStar Group, Inc. (a)	1,600	128,640
		283,332
Regional Banks - 0.3%
Citizens Financial Group, Inc.	1,558	69,721
Huntington Bancshares, Inc.	5,728	96,001
M&T Bank Corp.	657	127,451
Regions Financial Corp.	3,605	84,790
Truist Financial Corp.	4,980	214,090
		592,053
Reinsurance - 0.0%*
Everest Group Ltd.	152	51,657
Research & Consulting Services - 0.2%
Equifax, Inc.	393	101,932
Jacobs Solutions, Inc.	329	43,247
Leidos Holdings, Inc.	524	82,666

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Verisk Analytics, Inc.	513	$159,800
		387,645
Restaurants - 1.1%
Chipotle Mexican Grill, Inc. (a)	5,140	288,611
Darden Restaurants, Inc.	442	96,343
Domino's Pizza, Inc.	137	61,732
DoorDash, Inc., Class A (a)	1,208	297,784
McDonald's Corp.	2,698	788,274
Starbucks Corp.	4,246	389,061
Yum! Brands, Inc.	1,054	156,182
		2,077,987
Retail REITs - 0.3%
Federal Realty Investment Trust	317	30,112
Kimco Realty Corp.	2,766	58,141
Realty Income Corp.	3,365	193,858
Regency Centers Corp.	620	44,162
Simon Property Group, Inc.	1,197	192,430
		518,703
Self Storage REITs - 0.1%
Extra Space Storage, Inc.	812	119,721
Public Storage	542	159,034
		278,755
Semiconductor Materials & Equipment - 0.8%
Applied Materials, Inc.	3,055	559,279
Enphase Energy, Inc. (a)	500	19,825
KLA Corp.	502	449,661
Lam Research Corp.	4,856	472,683
Teradyne, Inc.	577	51,884
		1,553,332
Semiconductors - 11.9%
Advanced Micro Devices, Inc. (a)	5,995	850,691
Analog Devices, Inc.	1,865	443,907
Broadcom, Inc.	17,510	4,826,631
First Solar, Inc. (a)	400	66,216
Intel Corp.	16,016	358,758
Microchip Technology, Inc.	1,933	136,025
Micron Technology, Inc.	4,220	520,115
Monolithic Power Systems, Inc.	177	129,454
NVIDIA Corp.	91,038	14,383,094
NXP Semiconductors NV	895	195,549
ON Semiconductor Corp. (a)	1,699	89,045
	Number of Shares	Fair Value
QUALCOMM, Inc.	4,077	$649,303
Skyworks Solutions, Inc.	636	47,395
Texas Instruments, Inc.	3,404	706,738
		23,402,921
Single-Family Residential REITs - 0.0%*
Invitation Homes, Inc.	1,630	53,464
Soft Drinks & Non-alcoholic Beverages - 1.0%
Coca-Cola Co.	14,392	1,018,234
Keurig Dr. Pepper, Inc.	5,113	169,036
Monster Beverage Corp. (a)	2,606	163,240
PepsiCo, Inc.	5,159	681,194
		2,031,704
Specialty Chemicals - 0.5%
Albemarle Corp.	441	27,637
DuPont de Nemours, Inc.	1,643	112,693
Eastman Chemical Co.	441	32,925
Ecolab, Inc.	971	261,626
International Flavors & Fragrances, Inc.	963	70,829
PPG Industries, Inc.	838	95,323
Sherwin-Williams Co.	880	302,157
		903,190
Steel - 0.1%
Nucor Corp.	903	116,974
Steel Dynamics, Inc.	483	61,829
		178,803
Systems Software - 8.7%
Crowdstrike Holdings, Inc., Class A (a)	927	472,131
Fortinet, Inc. (a)	2,401	253,834
Gen Digital, Inc.	2,220	65,268
Microsoft Corp.	27,775	13,815,563
Oracle Corp.	6,094	1,332,331
Palo Alto Networks, Inc. (a)	2,480	507,507
ServiceNow, Inc. (a)	767	788,537
		17,235,171
Technology Distributors - 0.0%*
CDW Corp.	500	89,295
Technology Hardware, Storage & Peripherals - 6.2%
ABIOMED, Inc. (a)	199	203
Apple, Inc.	55,747	11,437,612

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Dell Technologies, Inc., Class C	1,134	$139,028
Hewlett Packard Enterprise Co.	5,142	105,154
HP, Inc.	3,529	86,319
NetApp, Inc.	738	78,634
Seagate Technology Holdings PLC	815	117,629
Super Micro Computer, Inc. (a)	1,900	93,119
Western Digital Corp.	1,358	86,899
		12,144,597
Telecom Tower REITs - 0.3%
American Tower Corp.	1,682	371,756
Crown Castle, Inc.	1,673	171,867
SBA Communications Corp.	406	95,345
		638,968
Timber REITs - 0.0%*
Weyerhaeuser Co.	2,711	69,646
Tobacco - 0.7%
Altria Group, Inc.	6,447	377,987
Philip Morris International, Inc.	5,853	1,066,007
		1,443,994
Trading Companies & Distributors - 0.3%
Fastenal Co.	4,410	185,220
United Rentals, Inc.	246	185,337
WW Grainger, Inc.	163	169,559
		540,116
	Number of Shares	Fair Value
Transaction & Payment Processing Services - 2.5%
Corpay, Inc. (a)	279	$92,578
Fidelity National Information Services, Inc.	1,947	158,505
Fiserv, Inc. (a)(c)	2,013	347,062
Global Payments, Inc.	929	74,357
Jack Henry & Associates, Inc.	249	44,862
Mastercard, Inc., Class A	3,023	1,698,745
PayPal Holdings, Inc. (a)	3,781	281,004
Visa, Inc., Class A	6,364	2,259,538
		4,956,651
Water Utilities - 0.1%
American Water Works Co., Inc.	733	101,968
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	1,824	434,586
Total Common Stock (Cost $41,602,520)		195,997,150
Short-Term Investment - 0.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.31% (c)(d)(e) (Cost $1,246,397)	1,246,397	1,246,397
Total Investments (Cost $42,848,917)		197,243,547
Other Assets and Liabilities, net - 0.1%		199,864
NET ASSETS - 100.0%		$197,443,411

Other Information:
The Fund had the following long futures contracts open at June 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	September 2025	5	$1,510,065	$1,563,424	$53,359
During the period ended June 30, 2025, the average notional value related to long futures contracts was $1,013,200.
See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At June 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2025.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$195,996,947	$203	$—	$195,997,150
Short-Term Investment	1,246,397	—	—	1,246,397
Total Investments in Securities	$197,243,344	$203	$—	$197,243,547
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$53,359	$—	$—	$53,359
Total Other Financial Instruments	$53,359	$—	$—	$53,359

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	1,122	$110,124	$—	$—	$—	$9,189	1,122	$119,313	$1,705
State Street Institutional U.S. Government Money Market Fund - Class G Shares	820,009	820,009	11,904,573	11,478,185	—	—	1,246,397	1,246,397	15,770
TOTAL		$930,133	$11,904,573	$11,478,185	$—	$9,189		$1,365,710	$17,475
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	11

State Street S&P 500 Index V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/25(a)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date						4/15/85
Net asset value, beginning of period	$54.59	$48.26	$40.12	$57.58	$49.96	$46.61
Income/(loss) from investment operations:
Net investment income(b)	0.28	0.62	0.64	0.65	0.60	0.72
Net realized and unrealized gains/(losses) on investments	3.01	11.35	9.78	(11.22)	13.56	7.61
Total income/(loss) from investment operations	3.29	11.97	10.42	(10.57)	14.16	8.33
Less distributions from:
Net investment income	—	(0.65)	(0.63)	(0.68)	(0.66)	(0.88)
Net realized gains	—	(4.99)	(1.65)	(6.21)	(5.88)	(4.10)
Total distributions	—	(5.64)	(2.28)	(6.89)	(6.54)	(4.98)
Net asset value, end of period	$57.88	$54.59	$48.26	$40.12	$57.58	$49.96
Total Return(c)	6.03%	24.63%	25.96%	(18.31)%	28.27%	17.92%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$197,443	$200,149	$182,157	$146,235	$208,535	$184,164
Ratios to average net assets:
Gross expenses	0.32%(d)	0.30%	0.31%	0.32%	0.31%	0.31%
Net investment income	1.04%(d)	1.12%	1.42%	1.29%	1.06%	1.54%
Portfolio turnover rate	0%(e)	2%	6%	5%	2%	3%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	Rounds to less than 0.50%
The accompanying Notes are an integral part of these financial statements.
12	Financial Highlights

State Street S&P 500 Index V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Assets
Investments in unaffiliated securities, at fair value (cost $41,554,061)	$195,877,837
Investments in affiliated securities, at fair value (cost $1,294,856)	1,365,710
Net cash collateral on deposit with broker for future contracts	71,887
Receivable for investments sold	19,395
Income receivables	98,753
Receivable for fund shares sold	42,800
Income receivable from affiliated investments	3,465
Receivable for accumulated variation margin on futures contracts	53,372
Total assets	197,533,219
Liabilities
Payable for fund shares redeemed	6,889
Payable to the Adviser	39,415
Payable for custody, fund accounting and sub-administration fees	21,110
Accrued other expenses	22,394
Total liabilities	89,808

Net Assets	$197,443,411
Net Assets Consist of:
Capital paid in	$37,443,452
Total distributable earnings (loss)	159,999,959
Net Assets	$197,443,411
Shares outstanding ($0.01 par value; unlimited shares authorized)	3,411,457
Net asset value per share	$57.88
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	13

State Street S&P 500 Index V.I.S. Fund
Statement of Operations — For the period ended June 30, 2025 (Unaudited)
Investment Income
Income
Dividend	$1,268,180
Interest	960
Income from affiliated investments	17,475
Less: Foreign taxes withheld	(287)
Total income	1,286,328
Expenses
Advisory and administration fees	236,151
Directors' fees	10,065
Custody, fund accounting and sub-administration fees	20,109
Professional fees	11,889
Printing and shareholder reports	5,904
License fees	10,000
Other expenses	12,213
Total expenses	306,331
Net investment income (loss)	$979,997
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$6,289,058
Futures	(33,908)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	3,783,261
Affiliated investments	9,189
Futures	94,671
Net realized and unrealized gain (loss) on investments	10,142,271
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,122,268
The accompanying Notes are an integral part of these financial statements.
14	Statement of Operations

State Street S&P 500 Index V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025(a)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$979,997	$2,185,741
Net realized gain (loss) on investments and futures	6,255,150	15,100,438
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	3,887,121	24,984,321
Net increase (decrease) from operations	11,122,268	42,270,500
Distributions to shareholders:
Total distributions	—	(18,833,754)
Increase (decrease) in assets from operations and distributions	11,122,268	23,436,746
Share transactions:
Proceeds from sale of shares	819,570	4,123,551
Value of distributions reinvested	—	18,833,754
Cost of shares redeemed	(14,647,550)	(28,401,499)
Net increase (decrease) from share transactions	(13,827,980)	(5,444,194)
Total increase (decrease) in net assets	(2,705,712)	17,992,552
Net Assets
Beginning of period	200,149,123	182,156,571
End of period	$197,443,411	$200,149,123
Changes in Fund Shares
Shares sold	15,278	71,092
Issued for distributions reinvested	—	339,898
Shares redeemed	(270,343)	(518,714)
Net increase (decrease) in fund shares	(255,065)	(107,724)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	15

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements — June 30, 2025 (Unaudited)
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund (the “Fund”), State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Company. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
16	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Notes to Financial Statements	17

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2025, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$53,372	$—	$53,372

18	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$(33,908)	$—	$(33,908)

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$94,671	$—	$94,671
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025 are disclosed in the Schedule of Investments.
6.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2025 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$831,116	$14,614,623
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a
Notes to Financial Statements	19

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$45,377,782	$156,434,673	$4,515,549	$151,919,124
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2025.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract — June 30, 2025 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street S&P 500 Index V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
__________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
21

State Street S&P 500 Index V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
22

State Street S&P 500 Index V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel.  The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
23

State Street S&P 500 Index V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
The Board had previously reviewed the compliance programs of SSGA FM and various
Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024.  For purposes of these comparisons the Independent Directors relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street S&P 500 Index V.I.S. Fund. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 1- and 5-year periods, and was above the median of its Performance Group for the 3- and 10-year periods.  The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.  The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street S&P 500 Index V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund.  The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to
24

State Street S&P 500 Index V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Director may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
25

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.3% †
Aerospace & Defense - 0.8%
Hexcel Corp.	416	$23,500
Mercury Systems, Inc. (a)	509	27,415
Rocket Lab Corp. (a)	616	22,034
Woodward, Inc.	492	120,584
		193,533
Agricultural & Farm Machinery - 1.1%
AGCO Corp.	2,028	209,209
Alamo Group, Inc.	240	52,411
		261,620
Agricultural Products & Services - 1.2%
Darling Ingredients, Inc. (a)(b)	7,294	276,734
Apparel Retail - 1.6%
Abercrombie & Fitch Co., Class A (a)	217	17,978
Boot Barn Holdings, Inc. (a)	1,475	224,200
Buckle, Inc.	1,760	79,816
Revolve Group, Inc. (a)	1,658	33,243
		355,237
Application Software - 5.4%
ACI Worldwide, Inc. (a)	2,852	130,935
Alkami Technology, Inc. (a)	4,076	122,851
Blackbaud, Inc. (a)	1,863	119,623
BlackLine, Inc. (a)	1,538	87,081
Braze, Inc., Class A (a)	3,467	97,423
CCC Intelligent Solutions Holdings, Inc. (a)	12,397	116,656
Clearwater Analytics Holdings, Inc., Class A (a)	1,897	41,601
Confluent, Inc., Class A (a)	4,830	120,412
Dynatrace, Inc. (a)	722	39,862
Intapp, Inc. (a)	322	16,622
Jamf Holding Corp. (a)	1,988	18,906
nCino, Inc. (a)	932	26,068
Nutanix, Inc., Class A (a)	1,525	116,571
Procore Technologies, Inc. (a)	435	29,763
Riot Platforms, Inc. (a)	745	8,418
Vertex, Inc., Class A (a)	4,018	141,976
		1,234,768
Asset Management & Custody Banks - 0.5%
DigitalBridge Group, Inc.	5,672	58,705
Hamilton Lane, Inc., Class A	430	61,112
		119,817
	Number of Shares	Fair Value
Automobile Manufacturers - 0.3%
Thor Industries, Inc.	849	$75,400
Automotive Parts & Equipment - 2.4%
Dana, Inc.	1,724	29,567
Dorman Products, Inc. (a)	1,644	201,669
Modine Manufacturing Co. (a)	2,801	275,899
Patrick Industries, Inc.	408	37,646
		544,781
Automotive Retail - 1.5%
Group 1 Automotive, Inc.	229	100,007
Murphy USA, Inc.	415	168,822
Valvoline, Inc. (a)	1,760	66,651
		335,480
Biotechnology - 2.1%
89bio, Inc. (a)	1,476	14,494
ADMA Biologics, Inc. (a)	1,114	20,286
Ascendis Pharma AS ADR (a)	509	87,853
Bicycle Therapeutics PLC ADR (a)	921	6,401
Catalyst Pharmaceuticals, Inc. (a)	1,719	37,302
Emergent BioSolutions, Inc. (a)	4,080	26,030
Halozyme Therapeutics, Inc. (a)	604	31,420
Heron Therapeutics, Inc. (a)	18,858	39,036
Insmed, Inc. (a)	304	30,595
Krystal Biotech, Inc. (a)	67	9,210
Legend Biotech Corp. ADR (a)	320	11,357
Merus NV (a)	413	21,724
MoonLake Immunotherapeutics (a)	306	14,443
Revolution Medicines, Inc. (a)	374	13,760
Rhythm Pharmaceuticals, Inc. (a)	331	20,916
Soleno Therapeutics, Inc. (a)	311	26,056
Vaxcyte, Inc. (a)	643	20,904
Vericel Corp. (a)	1,160	49,358
Xenon Pharmaceuticals, Inc. (a)	241	7,543
		488,688
Brewers - 0.4%
Boston Beer Co., Inc., Class A (a)	502	95,787

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	1

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Building Products - 2.7%
AAON, Inc.	630	$46,461
Armstrong World Industries, Inc.	981	159,353
AZZ, Inc.	516	48,752
CSW Industrials, Inc.	360	103,259
Gibraltar Industries, Inc. (a)	1,881	110,979
Simpson Manufacturing Co., Inc.	758	117,725
UFP Industries, Inc.	249	24,741
		611,270
Cargo Ground Transportation - 0.4%
Saia, Inc. (a)	298	81,649
Casinos & Gaming - 0.1%
Genius Sports Ltd. (a)	1,433	14,903
Commercial & Residential Mortgage Finance - 0.3%
PennyMac Financial Services, Inc.	680	67,755
Commercial Printing - 0.3%
Brady Corp., Class A	955	64,911
Commodity Chemicals - 0.2%
Hawkins, Inc.	237	33,678
Communications Equipment - 0.7%
Calix, Inc. (a)	126	6,702
Extreme Networks, Inc. (a)	8,052	144,533
		151,235
Construction & Engineering - 1.5%
Comfort Systems USA, Inc.	167	89,547
Dycom Industries, Inc. (a)	433	105,821
Fluor Corp. (a)	367	18,816
IES Holdings, Inc. (a)	160	47,397
Primoris Services Corp.	284	22,135
Valmont Industries, Inc.	123	40,168
WillScot Holdings Corp.	616	16,878
		340,762
Construction Machinery & Heavy Transportation Equipment - 0.5%
Astec Industries, Inc.	624	26,014
Manitowoc Co., Inc. (a)	2,031	24,413
Oshkosh Corp.	290	32,927
REV Group, Inc.	194	9,232
	Number of Shares	Fair Value
Wabash National Corp.	1,697	$18,039
		110,625
Construction Materials - 0.1%
Eagle Materials, Inc.	131	26,476
Consumer Finance - 0.3%
PROG Holdings, Inc.	2,087	61,253
Data Processing & Outsourced Services - 1.0%
CSG Systems International, Inc.	1,591	103,908
Verra Mobility Corp. (a)	4,867	123,573
		227,481
Distributors - 0.5%
LKQ Corp.	2,772	102,592
Diversified Metals & Mining - 0.1%
Materion Corp.	155	12,302
Diversified REITs - 0.2%
American Assets Trust, Inc.	1,147	22,653
Essential Properties Realty Trust, Inc.	460	14,679
		37,332
Diversified Support Services - 1.0%
Healthcare Services Group, Inc. (a)	7,129	107,149
RB Global, Inc.	1,010	107,252
Vestis Corp.	2,986	17,110
		231,511
Education Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)	568	70,199
Stride, Inc. (a)	594	86,243
		156,442
Electric Utilities - 1.0%
ALLETE, Inc.	179	11,469
IDACORP, Inc.	1,803	208,156
		219,625
Electrical Components & Equipment - 0.5%
Acuity, Inc.	83	24,762
Atkore, Inc.	346	24,410
NEXTracker, Inc., Class A (a)	562	30,556

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Regal Rexnord Corp.	177	$25,658
		105,386
Electronic Components - 1.6%
Belden, Inc.	2,089	241,906
Littelfuse, Inc.	542	122,888
		364,794
Electronic Equipment & Instruments - 2.4%
Advanced Energy Industries, Inc.	1,418	187,885
Badger Meter, Inc.	154	37,722
Crane NXT Co.	1,907	102,788
Novanta, Inc. (a)	805	103,789
Vontier Corp.	2,848	105,091
		537,275
Electronic Manufacturing Services - 0.3%
Celestica, Inc. (a)	114	17,797
Fabrinet (a)	103	30,352
Plexus Corp. (a)	177	23,950
		72,099
Environmental & Facilities Services - 0.3%
BrightView Holdings, Inc. (a)	1,169	19,464
Casella Waste Systems, Inc., Class A (a)	416	47,998
		67,462
Food Distributors - 0.8%
Chefs' Warehouse, Inc. (a)	596	38,031
Performance Food Group Co. (a)	1,737	151,935
		189,966
Food Retail - 0.2%
Maplebear, Inc. (a)	649	29,361
Sprouts Farmers Market, Inc. (a)	137	22,555
		51,916
Footwear - 0.1%
Birkenstock Holding PLC (a)	596	29,311
Forest Products - 0.9%
Louisiana-Pacific Corp.	2,419	208,010
Gas Utilities - 0.1%
UGI Corp.	660	24,037
	Number of Shares	Fair Value
Gold - 0.0%*
Coeur Mining, Inc. (a)	1,029	$9,117
Health Care REITs - 0.2%
Community Healthcare Trust, Inc.	2,657	44,186
Healthcare Distributors - 0.5%
AdaptHealth Corp. (a)	10,885	102,645
Owens & Minor, Inc. (a)	2,017	18,355
		121,000
Healthcare Equipment - 4.1%
AtriCure, Inc. (a)	2,350	77,009
CONMED Corp.	980	51,038
Envista Holdings Corp. (a)	4,022	78,590
Glaukos Corp. (a)	670	69,204
Globus Medical, Inc., Class A (a)	1,265	74,660
Inspire Medical Systems, Inc. (a)	475	61,641
Integer Holdings Corp. (a)	679	83,497
iRhythm Technologies, Inc. (a)	899	138,410
LeMaitre Vascular, Inc.	323	26,825
Masimo Corp. (a)	168	28,261
Penumbra, Inc. (a)	285	73,140
PROCEPT BioRobotics Corp. (a)	1,501	86,458
SI-BONE, Inc. (a)	2,505	47,144
Tandem Diabetes Care, Inc. (a)	1,690	31,502
		927,379
Healthcare Facilities - 1.2%
Acadia Healthcare Co., Inc. (a)	2,464	55,908
U.S. Physical Therapy, Inc.	2,860	223,652
		279,560
Healthcare Services - 0.6%
Addus HomeCare Corp. (a)	203	23,384
Castle Biosciences, Inc. (a)	2,260	46,149
GeneDx Holdings Corp. (a)	252	23,262
Option Care Health, Inc. (a)	587	19,066
RadNet, Inc. (a)	595	33,861
		145,722
Healthcare Supplies - 0.1%
Lantheus Holdings, Inc. (a)	331	27,096

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	3

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Healthcare Technology - 0.6%
Definitive Healthcare Corp. (a)	8,105	$31,610
Phreesia, Inc. (a)	3,175	90,360
Simulations Plus, Inc.	802	13,995
		135,965
Home Building - 0.6%
Green Brick Partners, Inc. (a)	564	35,464
Installed Building Products, Inc.	118	21,278
Taylor Morrison Home Corp. (a)	1,191	73,151
		129,893
Hotel & Resort REITs - 0.4%
RLJ Lodging Trust	10,201	74,263
Xenia Hotels & Resorts, Inc.	936	11,766
		86,029
Hotels, Resorts & Cruise Lines - 0.2%
Wyndham Hotels & Resorts, Inc.	570	46,290
Household Products - 0.2%
Central Garden & Pet Co., Class A (a)	1,645	51,472
Human Resource & Employment Services - 0.4%
First Advantage Corp. (a)	5,675	94,262
Industrial Machinery & Supplies & Components - 6.7%
Albany International Corp., Class A	205	14,377
Enerpac Tool Group Corp.	6,005	243,563
Enpro, Inc.	158	30,265
Esab Corp.	1,040	125,372
ESCO Technologies, Inc.	415	79,626
Gates Industrial Corp. PLC (a)	1,806	41,592
Hillenbrand, Inc.	1,389	27,877
ITT, Inc.	289	45,324
JBT Marel Corp.	825	99,214
Kadant, Inc.	290	92,061
Mueller Industries, Inc.	2,541	201,933
Mueller Water Products, Inc., Class A	936	22,501
RBC Bearings, Inc. (a)	220	84,656
SPX Technologies, Inc. (a)	599	100,440
Standex International Corp.	695	108,754
Timken Co.	2,114	153,371
	Number of Shares	Fair Value
Watts Water Technologies, Inc., Class A	285	$70,079
		1,541,005
Industrial REITs - 0.8%
Americold Realty Trust, Inc.	1,264	21,020
EastGroup Properties, Inc.	822	137,373
First Industrial Realty Trust, Inc.	293	14,102
		172,495
Insurance Brokers - 0.6%
Baldwin Insurance Group, Inc. (a)	3,379	144,655
Internet Services & Infrastructure - 0.1%
Wix.com Ltd. (a)	165	26,146
Investment Banking & Brokerage - 1.7%
Houlihan Lokey, Inc.	151	27,173
Piper Sandler Cos.	97	26,960
PJT Partners, Inc., Class A	585	96,531
Raymond James Financial, Inc.	1,052	161,345
Stifel Financial Corp.	165	17,124
StoneX Group, Inc. (a)	530	48,304
		377,437
IT Consulting & Other Services - 0.2%
Kyndryl Holdings, Inc. (a)	503	21,106
Unisys Corp. (a)	6,570	29,762
		50,868
Leisure Facilities - 0.3%
Lucky Strike Entertainment Corp., Class A	3,045	27,801
Planet Fitness, Inc., Class A (a)	455	49,618
		77,419
Leisure Products - 0.4%
Acushnet Holdings Corp.	465	33,861
Johnson Outdoors, Inc., Class A	350	10,594
Polaris, Inc.	541	21,992
YETI Holdings, Inc. (a)	738	23,262
		89,709
Life & Health Insurance - 0.1%
Primerica, Inc.	90	24,630

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Life Sciences Tools & Services - 2.6%
Azenta, Inc. (a)	2,761	$84,984
BioLife Solutions, Inc. (a)	3,100	66,774
Bio-Rad Laboratories, Inc., Class A (a)	58	13,997
Bruker Corp.	2,622	108,026
ICON PLC (a)	285	41,453
Mesa Laboratories, Inc.	236	22,236
Repligen Corp. (a)	1,697	211,073
Stevanato Group SpA	1,515	37,011
		585,554
Managed Healthcare - 0.1%
HealthEquity, Inc. (a)	302	31,638
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	1,159	49,802
Multi-Utilities - 0.1%
Avista Corp.	696	26,413
Office REITs - 0.7%
COPT Defense Properties	600	16,548
Cousins Properties, Inc.	3,345	100,450
Easterly Government Properties, Inc.	2,042	45,333
		162,331
Office Services & Supplies - 1.5%
MSA Safety, Inc. (b)	2,004	335,730
Oil & Gas Equipment & Services - 0.6%
Aris Water Solutions, Inc., Class A	1,800	42,570
Atlas Energy Solutions, Inc.	2,271	30,363
Cactus, Inc., Class A	1,265	55,306
Oil States International, Inc. (a)	3,475	18,626
		146,865
Oil & Gas Exploration & Production - 1.4%
Northern Oil & Gas, Inc.	5,518	156,435
Range Resources Corp.	917	37,295
SM Energy Co.	5,231	129,258
		322,988
Oil & Gas Refining & Marketing - 0.1%
HF Sinclair Corp.	763	31,344
	Number of Shares	Fair Value
Other Specialty Retail - 0.3%
Bath & Body Works, Inc.	1,490	$44,640
Upbound Group, Inc.	1,096	27,510
		72,150
Packaged Foods & Meats - 1.5%
Calavo Growers, Inc.	317	8,429
Freshpet, Inc. (a)	1,145	77,814
J&J Snack Foods Corp.	380	43,096
Lancaster Colony Corp.	380	65,653
Simply Good Foods Co. (a)	2,970	93,822
Utz Brands, Inc.	4,420	55,471
		344,285
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	4,429	15,812
Personal Care Products - 0.6%
BellRing Brands, Inc. (a)	273	15,815
elf Beauty, Inc. (a)	950	118,218
		134,033
Pharmaceuticals - 0.3%
ANI Pharmaceuticals, Inc. (a)	421	27,470
Corcept Therapeutics, Inc. (a)	302	22,167
Verona Pharma PLC ADR (a)	110	10,404
		60,041
Property & Casualty Insurance - 2.4%
AMERISAFE, Inc.	1,798	78,627
Hamilton Insurance Group Ltd., Class B (a)	577	12,475
Kemper Corp.	1,005	64,863
Palomar Holdings, Inc. (a)	559	86,226
RLI Corp.	2,016	145,595
Selective Insurance Group, Inc.	356	30,847
Skyward Specialty Insurance Group, Inc. (a)	1,350	78,016
Trupanion, Inc. (a)	783	43,339
		539,988
Publishing - 0.6%
John Wiley & Sons, Inc., Class A	3,101	138,398
Regional Banks - 9.7%
1st Source Corp.	727	45,125
Axos Financial, Inc. (a)	339	25,778

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	5

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Banc of California, Inc.	2,213	$31,093
BancFirst Corp.	375	46,357
Bank OZK	1,142	53,742
BankUnited, Inc.	586	20,856
Columbia Banking System, Inc.	3,510	82,064
Cullen/Frost Bankers, Inc.	1,615	207,592
East West Bancorp, Inc.	193	19,489
Enterprise Financial Services Corp.	497	27,385
Equity Bancshares, Inc., Class A	556	22,685
First Financial Bankshares, Inc.	3,300	118,734
Five Star Bancorp	781	22,290
Fulton Financial Corp.	5,307	95,738
German American Bancorp, Inc.	1,525	58,728
Heritage Commerce Corp.	2,282	22,660
Home BancShares, Inc.	1,312	37,340
Lakeland Financial Corp.	370	22,736
Live Oak Bancshares, Inc.	6,497	193,611
National Bank Holdings Corp., Class A	832	31,292
Old Second Bancorp, Inc.	1,320	23,417
Origin Bancorp, Inc.	1,102	39,385
Pinnacle Financial Partners, Inc.	421	46,483
Preferred Bank	453	39,205
Prosperity Bancshares, Inc.	1,734	121,796
QCR Holdings, Inc.	427	28,993
Renasant Corp.	3,411	122,557
ServisFirst Bancshares, Inc.	1,585	122,853
SouthState Corp.	314	28,897
Stock Yards Bancorp, Inc.	860	67,923
Texas Capital Bancshares, Inc. (a)	454	36,048
WaFd, Inc.	869	25,444
Westamerica BanCorp	1,302	63,069
Wintrust Financial Corp.	544	67,445
WSFS Financial Corp.	3,721	204,655
		2,223,465
Restaurants - 2.4%
Brinker International, Inc. (a)	287	51,755
Cheesecake Factory, Inc.	1,990	124,693
First Watch Restaurant Group, Inc. (a)	2,285	36,651
Shake Shack, Inc., Class A (a)	445	62,567
Sweetgreen, Inc., Class A (a)	1,935	28,793
	Number of Shares	Fair Value
Texas Roadhouse, Inc.	814	$152,552
Wingstop, Inc.	295	99,338
		556,349
Retail REITs - 0.2%
Kite Realty Group Trust	1,350	30,577
Phillips Edison & Co., Inc.	625	21,894
		52,471
Security & Alarm Services - 1.1%
Brink's Co.	2,798	249,833
Semiconductor Materials & Equipment - 0.5%
Axcelis Technologies, Inc. (a)	189	13,172
Ichor Holdings Ltd. (a)	924	18,147
MKS, Inc.	367	36,465
Onto Innovation, Inc. (a)	538	54,300
		122,084
Semiconductors - 0.7%
Credo Technology Group Holding Ltd. (a)	228	21,111
Diodes, Inc. (a)	397	20,997
Rambus, Inc. (a)	405	25,928
Semtech Corp. (a)	2,200	99,308
		167,344
Single-Family Residential REITs - 0.1%
UMH Properties, Inc.	851	14,288
Soft Drinks & Non-alcoholic Beverages - 1.1%
Celsius Holdings, Inc. (a)	2,295	106,465
Primo Brands Corp., Class A	4,971	147,241
		253,706
Specialized Consumer Services - 0.9%
Matthews International Corp., Class A	2,357	56,356
OneSpaWorld Holdings Ltd.	6,731	137,245
		193,601
Specialty Chemicals - 2.9%
Avient Corp.	4,073	131,599
Axalta Coating Systems Ltd. (a)	780	23,158
HB Fuller Co.	496	29,834
Ingevity Corp. (a)	4,715	203,169
Quaker Chemical Corp.	645	72,201
Sensient Technologies Corp.	545	53,694

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Stepan Co.	2,927	$159,756
		673,411
Steel - 0.3%
Commercial Metals Co.	1,473	72,044
Systems Software - 2.4%
Commvault Systems, Inc. (a)	499	86,991
Gitlab, Inc., Class A (a)	1,965	88,641
JFrog Ltd. (a)	1,445	63,406
Onestream, Inc. (a)	4,380	123,954
Progress Software Corp.	460	29,366
SentinelOne, Inc., Class A (a)	5,735	104,836
Tenable Holdings, Inc. (a)	1,770	59,791
		556,985
Technology Distributors - 0.1%
Insight Enterprises, Inc. (a)	145	20,022
Technology Hardware, Storage & Peripherals - 1.0%
Corsair Gaming, Inc. (a)	7,849	74,016
IonQ, Inc. (a)	294	12,633
Pure Storage, Inc., Class A (a)	2,345	135,025
		221,674
Timber REITs - 0.1%
PotlatchDeltic Corp.	873	33,497
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	908	211,065
	Number of Shares	Fair Value
FTAI Aviation Ltd.	419	$48,202
MRC Global, Inc. (a)	744	10,200
Transcat, Inc. (a)	650	55,874
WESCO International, Inc.	192	35,558
		360,899
Transaction & Payment Processing Services - 0.9%
EVERTEC, Inc.	1,001	36,086
Flywire Corp. (a)	1,965	22,991
Shift4 Payments, Inc., Class A (a)	1,364	135,186
		194,263
Water Utilities - 0.1%
American States Water Co.	366	28,058
Total Common Stock (Cost $17,147,864)		21,777,604
Short-Term Investment - 4.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.31% (c)(d) (Cost $1,081,346)	1,081,346	1,081,346
Total Investments (Cost $18,229,210)		22,858,950
Liabilities in Excess of Other Assets, net - (0.0)%*		(10,603)
NET ASSETS - 100.0%		$22,848,347

Other Information:
The Fund had the following long futures contracts open at June 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	September 2025	5	$539,798	$547,925	$8,127
During the period ended June 30, 2025, the average notional value related to long futures contracts was $411,333.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	7

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
(b)	At June 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2025.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$21,777,604	$—	$—	$21,777,604
Short-Term Investment	1,081,346	—	—	1,081,346
Total Investments in Securities	$22,858,950	$—	$—	$22,858,950
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$8,127	$—	$—	$8,127
Total Other Financial Instruments	$8,127	$—	$—	$8,127

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,490,635	$1,490,635	$4,221,007	$4,630,296	$—	$—	1,081,346	$1,081,346	$23,359
See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/25(a)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date						4/28/00
Net asset value, beginning of period	$12.55	$12.37	$11.90	$14.93	$14.66	$13.16
Income/(loss) from investment operations:
Net investment income (loss)(b)	(0.01)	(0.02)	0.02	(0.03)	(0.04)	(0.01)
Net realized and unrealized gains/(losses) on investments	(0.39)	1.30	1.61	(2.27)	3.06	1.92
Total income/(loss) from investment operations	(0.40)	1.28	1.63	(2.30)	3.02	1.91
Less distributions from:
Net investment income	—	(0.01)	—	—	—	—
Net realized gains	—	(1.09)	(1.16)	(0.73)	(2.75)	(0.41)
Total distributions	—	(1.10)	(1.16)	(0.73)	(2.75)	(0.41)
Net asset value, end of period	$12.15	$12.55	$12.37	$11.90	$14.93	$14.66
Total Return(c)	(3.19)%	10.32%	13.55%	(15.40)%	20.53%	14.53%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$22,848	$25,278	$25,910	$26,066	$36,890	$34,621
Ratios to average net assets:
Gross expenses	1.39%(d)	1.44%	1.28%	1.31%	1.21%	1.27%
Net investment income (loss)	(0.11)%(d)	(0.17)%	0.13%	(0.21)%	(0.22)%	(0.06)%
Portfolio turnover rate	20%	42%	30%	29%	39%	37%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	9

State Street Small-Cap Equity V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Assets
Investments in unaffiliated securities, at fair value (cost $17,147,864)	$21,777,604
Investments in affiliated securities, at fair value (cost $1,081,346)	1,081,346
Net cash collateral on deposit with broker for future contracts	43,445
Receivable for investments sold	21,968
Income receivables	13,314
Receivable for fund shares sold	663
Income receivable from affiliated investments	3,508
Receivable for accumulated variation margin on futures contracts	8,139
Total assets	22,949,987
Liabilities
Payable for investments purchased	45,892
Payable for fund shares redeemed	2,286
Payable to the Adviser	17,630
Payable for custody, fund accounting and sub-administration fees	14,613
Accrued other expenses	21,219
Total liabilities	101,640

Net Assets	$22,848,347
Net Assets Consist of:
Capital paid in	$17,131,593
Total distributable earnings (loss)	5,716,754
Net Assets	$22,848,347
Shares outstanding ($0.01 par value; unlimited shares authorized)	1,880,364
Net asset value per share	$12.15
The accompanying Notes are an integral part of these financial statements.
10	Statement of Assets and Liabilities

State Street Small-Cap Equity V.I.S. Fund
Statement of Operations — For the period ended June 30, 2025 (Unaudited)
Investment Income
Income
Dividend	$122,987
Interest	705
Income from affiliated investments	23,359
Less: Foreign taxes withheld	(220)
Total income	146,831
Expenses
Advisory and administration fees	109,550
Directors' fees	9,731
Custody, fund accounting and sub-administration fees	14,833
Professional fees	16,334
Printing and shareholder reports	3,910
Other expenses	5,490
Total expenses	159,848
Net investment income (loss)	$(13,017)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$843,680
Futures	(7,263)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(1,658,586)
Futures	23,509
Net realized and unrealized gain (loss) on investments	(798,660)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(811,677)
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	11

State Street Small-Cap Equity V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025(a)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(13,017)	$(44,520)
Net realized gain (loss) on investments and futures	836,417	2,777,793
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(1,635,077)	(213,527)
Net increase (decrease) from operations	(811,677)	2,519,746
Distributions to shareholders:
Total distributions	—	(2,041,158)
Increase (decrease) in assets from operations and distributions	(811,677)	478,588
Share transactions:
Proceeds from sale of shares	180,621	237,222
Value of distributions reinvested	—	2,041,158
Cost of shares redeemed	(1,798,173)	(3,389,328)
Net increase (decrease) from share transactions	(1,617,552)	(1,110,948)
Total increase (decrease) in net assets	(2,429,229)	(632,360)
Net Assets
Beginning of period	25,277,576	25,909,936
End of period	$22,848,347	$25,277,576
Changes in Fund Shares
Shares sold	15,533	18,504
Issued for distributions reinvested	—	161,868
Shares redeemed	(149,341)	(259,986)
Net increase (decrease) in fund shares	(133,808)	(79,614)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
12	Statements of Changes in Net Assets

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements — June 30, 2025 (Unaudited)
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund (the “Fund”), State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Company. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Notes to Financial Statements	13

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or
14	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2025, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$8,139	$—	$8,139

Notes to Financial Statements	15

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(7,263)	$—	$(7,263)

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$23,509	$—	$23,509
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Due to Custodian In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025 are disclosed in the Schedule of Investments.
6.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, LP; (ii) Champlain Investment Partners, LLC; (iii) Kennedy Capital Management, LLC; (iv) SouthernSun Asset Management, LLC; and (v) Westfield Capital Management Company, LP. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
7.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
16	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
8.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2025 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$4,375,873	$5,652,067
9.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$18,763,069	$5,869,973	$1,765,965	$4,104,008
10.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2025.
11.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Notes to Financial Statements	17

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract — June 30, 2025 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Small-Cap Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, and the Company on behalf of the Fund, and each of Champlain Investment Partners, LLC, Kennedy Capital Management, LLC, Palisade Capital Management, LLC, SouthernSun Asset Management, LLC, and Westfield Capital Management Company, L.P. (collectively, the “Sub-Advisers”). Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and Sub-Advisers and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Directors were separately represented by counsel who are independent of the Adviser and Sub-Advisers (“Independent Counsel”) in connection with their consideration of approval of the Agreements. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.   Following the April 2, 2025 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Directors considered, among other things, the following:
______________________
1 The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
19

State Street Small-Cap Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser and Sub-Advisers for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser and Sub-Advisers with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser and Sub-Advisers, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser and Sub-Advisers
•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well asof the Sub-Advisers;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Advisers;
•	Information about the Adviser’s and each Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and each Sub-Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser and Sub-Advisers to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s and Sub-Advisers’ technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Advisers; and
•	Information regarding the Adviser’s and Sub-Advisers’ risk management processes
20

State Street Small-Cap Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and Sub-Advisory Agreements and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
○	The Sub-Advisers, with respect to their operations relating to the Fund and their approximate profitability from such operations for the calendar year ended December 31, 2024;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, the Distributor and the Sub-Advisers with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Advisers and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Advisers relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor.  The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreements effective June 1, 2025, for an additional year with respect to the Fund.
21

State Street Small-Cap Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the Adviser’s process used for overseeing the Sub-Advisers. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
In connection with their consideration of the services provided by each of the Sub-Advisers, the Board considered each Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by each Sub-Adviser to the Fund. The Board also considered the Fund’s multi-manager structure and how each Sub-Adviser’s approach to small-cap investing fits within the Fund’s overall strategy.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and each Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024. For purposes of these comparisons the Independent Directors relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Small-Cap Equity V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-year period, was equal to the median of its Performance Group for the 3- and 5-year periods, and was above the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-year period, and was above the
22

State Street Small-Cap Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-year period and was above the Benchmark for the 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
•	The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, as well as the fees paid to each of the Sub-Advisers by the Adviser, which reduced the net management fees retained by the Adviser. The Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and each Sub-Adviser, and (ii) the services required of SSGA FM to oversee the Sub-Advisers for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser and Sub-Advisers to the fees charged and services provided to other clients of the Adviser and Sub-Advisers, including institutional accounts, as applicable. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
•	State Street Small-Cap Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses, including the relatively small size of the Fund.
•	On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Advisers in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers and the Sub-Advisers in connection with their relationships with the Fund. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
The Board also considered that the sub-advisory fee rate under each Sub-Advisory Agreement was negotiated with each Sub-Adviser at arm’s length. In considering the profitability to each Sub-Adviser in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives from the Fund.  For these reasons, the Board concluded that the profitability of each Sub-Adviser from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the applicable Sub-Advisory Agreement.
23

State Street Small-Cap Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. The Board noted that the fees under the Sub-Advisory Agreements are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in each Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreements.
Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser and Sub-Advisers possess the capability and resources to perform the duties required of them under the respective Agreements.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreements are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
24

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

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State Street U.S. Equity V.I.S. Fund
Schedule of Investments — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.8% †
Aerospace & Defense - 0.6%
RTX Corp.	769	$112,289
Apparel Retail - 0.2%
Ross Stores, Inc.	312	39,805
Application Software - 3.4%
Adobe, Inc. (a)	520	201,178
Intuit, Inc.	89	70,099
Salesforce, Inc.	931	253,874
Synopsys, Inc. (a)	328	168,159
		693,310
Automobile Manufacturers - 1.0%
General Motors Co.	1,995	98,174
Tesla, Inc. (a)	342	108,640
		206,814
Automotive Retail - 0.6%
O'Reilly Automotive, Inc. (a)	1,290	116,268
Biotechnology - 0.4%
BioMarin Pharmaceutical, Inc. (a)	427	23,472
Vertex Pharmaceuticals, Inc. (a)	109	48,527
		71,999
Broadline Retail - 4.6%
Amazon.com, Inc. (a)	4,259	934,382
Building Products - 0.5%
Trane Technologies PLC	253	110,665
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	295	161,943
Consumer Staples Merchandise Retail - 1.2%
Costco Wholesale Corp.	65	64,346
Walmart, Inc.	1,855	181,382
		245,728
Data Center REITs - 0.8%
Equinix, Inc.	204	162,276
Data Processing & Outsourced Services - 1.0%
Broadridge Financial Solutions, Inc.	817	198,555
	Number of Shares	Fair Value
Diversified Banks - 3.8%
Bank of America Corp.	7,301	$345,483
JPMorgan Chase & Co.	1,464	424,428
		769,911
Electric Utilities - 0.9%
NextEra Energy, Inc.	2,722	188,961
Electrical Components & Equipment - 2.0%
Eaton Corp. PLC	376	134,228
Emerson Electric Co.	2,003	267,060
		401,288
Electronic Components - 0.3%
Amphenol Corp., Class A	706	69,717
Environmental & Facilities Services - 1.8%
Tetra Tech, Inc.	3,885	139,705
Waste Management, Inc.	972	222,413
		362,118
Financial Exchanges & Data - 2.7%
CME Group, Inc.	198	54,573
Intercontinental Exchange, Inc.	634	116,320
MSCI, Inc.	228	131,497
S&P Global, Inc.	464	244,662
		547,052
Healthcare Equipment - 1.0%
Abbott Laboratories	628	85,413
Becton Dickinson & Co.	403	69,417
IDEXX Laboratories, Inc. (a)	103	55,243
		210,073
Healthcare Supplies - 0.2%
Cooper Cos., Inc. (a)	555	39,494
Home Improvement Retail - 1.8%
Home Depot, Inc.	908	332,909
Lowe's Cos., Inc.	149	33,059
		365,968
Independent Power Producers & Energy Traders - 0.3%
Vistra Corp.	283	54,848
Industrial Gases - 1.2%
Linde PLC	503	235,997

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp.	380	$265,419
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	259	56,628
Integrated Oil & Gas - 1.3%
Chevron Corp.	684	97,942
Exxon Mobil Corp.	1,431	154,262
		252,204
Interactive Media & Services - 8.4%
Alphabet, Inc., Class A	4,413	777,703
Alphabet, Inc., Class C	613	108,740
Meta Platforms, Inc., Class A	1,089	803,780
		1,690,223
Investment Banking & Brokerage - 1.5%
Goldman Sachs Group, Inc. (b)	433	306,456
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	188	56,191
Life Sciences Tools & Services - 2.3%
Danaher Corp.	351	69,337
IQVIA Holdings, Inc. (a)	1,119	176,343
Thermo Fisher Scientific, Inc.	529	214,488
		460,168
Managed Healthcare - 1.5%
Elevance Health, Inc.	166	64,567
UnitedHealth Group, Inc.	781	243,649
		308,216
Movies & Entertainment - 1.2%
Netflix, Inc. (a)	106	141,948
Walt Disney Co.	806	99,952
		241,900
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc., Class B (a)	495	240,456
Multi-Utilities - 1.1%
CMS Energy Corp.	1,882	130,385
Sempra	1,243	94,182
		224,567
	Number of Shares	Fair Value
Oil & Gas Exploration & Production - 1.0%
ConocoPhillips	1,519	$136,315
EQT Corp.	1,011	58,962
		195,277
Packaged Foods & Meats - 0.2%
Mondelez International, Inc., Class A	502	33,855
Passenger Ground Transportation - 1.4%
Uber Technologies, Inc. (a)	3,122	291,283
Personal Care Products - 0.7%
Kenvue, Inc.	6,319	132,257
Pharmaceuticals - 3.4%
AstraZeneca PLC ADR	1,219	85,184
Eli Lilly & Co.	389	303,237
Johnson & Johnson	1,182	180,551
Merck & Co., Inc.	1,471	116,444
		685,416
Property & Casualty Insurance - 1.0%
American International Group, Inc.	462	39,543
Chubb Ltd.	267	77,355
Progressive Corp.	323	86,196
		203,094
Rail Transportation - 0.5%
Union Pacific Corp.	410	94,333
Real Estate Services - 0.7%
CBRE Group, Inc., Class A (a)	969	135,776
Restaurants - 0.5%
McDonald's Corp.	326	95,247
Semiconductor Materials & Equipment - 1.2%
Applied Materials, Inc.	1,316	240,920
Semiconductors - 13.1%
Advanced Micro Devices, Inc. (a)	679	96,350
Broadcom, Inc.	2,273	626,553
NVIDIA Corp.	10,685	1,688,123
Texas Instruments, Inc.	1,136	235,856
		2,646,882

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Soft Drinks & Non-alcoholic Beverages - 0.9%
Monster Beverage Corp. (a)	1,308	$81,933
PepsiCo, Inc.	677	89,391
		171,324
Specialty Chemicals - 0.3%
Ecolab, Inc.	142	38,260
International Flavors & Fragrances, Inc.	400	29,420
		67,680
Systems Software - 9.4%
Crowdstrike Holdings, Inc., Class A (a)	107	54,496
Microsoft Corp.	3,239	1,611,111
Oracle Corp.	666	145,608
ServiceNow, Inc. (a)	86	88,415
		1,899,630
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	4,796	983,995
Telecom Tower REITs - 0.9%
American Tower Corp.	789	174,385
Tobacco - 1.0%
Philip Morris International, Inc.	1,146	208,721
Trading Companies & Distributors - 1.6%
United Rentals, Inc. (b)	330	248,622
	Number of Shares	Fair Value
WW Grainger, Inc.	66	$68,656
		317,278
Transaction & Payment Processing Services - 2.3%
Fidelity National Information Services, Inc.	572	46,566
Mastercard, Inc., Class A	104	58,442
Visa, Inc., Class A	1,012	359,311
		464,319
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	218	51,941
Total Common Stock (Cost $10,834,798)		19,495,502
Short-Term Investment - 3.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.31% (c)(d) (Cost $646,398)	646,398	646,398
Total Investments (Cost $11,481,196)		20,141,900
Other Assets and Liabilities, net - 0.0%*		6,769
NET ASSETS - 100.0%		$20,148,669

Other Information:
The Fund had the following long futures contracts open at June 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	September 2025	16	$487,187	$500,300	$13,113
During the period ended June 30, 2025, the average notional value related to long and short futures contracts were $269,238 and $12,785, respectively.
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	3

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2025.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$19,495,502	$—	$—	$19,495,502
Short-Term Investment	646,398	—	—	646,398
Total Investments in Securities	$20,141,900	$—	$—	$20,141,900
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$13,113	$—	$—	$13,113
Total Other Financial Instruments	$13,113	$—	$—	$13,113

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	331,182	$331,182	$2,922,813	$2,607,597	$—	$—	646,398	$646,398	$12,390
See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/25(a)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date						1/3/95
Net asset value, beginning of period	$48.37	$48.41	$40.76	$56.55	$53.28	$46.97
Income/(loss) from investment operations:
Net investment income(b)	0.06	0.20	0.22	0.22	0.18	0.27
Net realized and unrealized gains/(losses) on investments	2.42	11.86	11.15	(10.93)	13.47	10.34
Total income/(loss) from investment operations	2.48	12.06	11.37	(10.71)	13.65	10.61
Less distributions from:
Net investment income	—	(0.24)	(0.23)	(0.24)	(0.22)	(0.27)
Net realized gains	—	(11.86)	(3.49)	(4.84)	(10.16)	(4.03)
Total distributions	—	(12.10)	(3.72)	(5.08)	(10.38)	(4.30)
Net asset value, end of period	$50.85	$48.37	$48.41	$40.76	$56.55	$53.28
Total Return(c)	5.13%	24.55%	27.91%	(18.91)%	25.49%	22.64%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$20,149	$21,081	$21,170	$20,449	$29,595	$27,729
Ratios to average net assets:
Gross expenses	0.96%(d)	0.85%	0.91%	0.88%	0.82%	0.86%
Net investment income	0.27%(d)	0.36%	0.48%	0.46%	0.30%	0.56%
Portfolio turnover rate	22%	45%	42%	33%	32%	38%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	5

State Street U.S. Equity V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Assets
Investments in unaffiliated securities, at fair value (cost $10,834,798)	$19,495,502
Investments in affiliated securities, at fair value (cost $646,398)	646,398
Net cash collateral on deposit with broker for future contracts	27,150
Income receivables	7,912
Receivable for fund shares sold	60
Income receivable from affiliated investments	2,387
Receivable for accumulated variation margin on futures contracts	13,152
Total assets	20,192,561
Liabilities
Payable for fund shares redeemed	5,692
Payable to the Adviser	8,898
Payable for custody, fund accounting and sub-administration fees	10,137
Accrued other expenses	19,165
Total liabilities	43,892

Net Assets	$20,148,669
Net Assets Consist of:
Capital paid in	$9,403,575
Total distributable earnings (loss)	10,745,094
Net Assets	$20,148,669
Shares outstanding ($0.01 par value; unlimited shares authorized)	396,263
Net asset value per share	$50.85
The accompanying Notes are an integral part of these financial statements.
6	Statement of Assets and Liabilities

State Street U.S. Equity V.I.S. Fund
Statement of Operations — For the period ended June 30, 2025 (Unaudited)
Investment Income
Income
Dividend	$108,540
Interest	424
Income from affiliated investments	12,390
Less: Foreign taxes withheld	(30)
Total income	121,324
Expenses
Advisory and administration fees	54,436
Directors' fees	9,724
Custody, fund accounting and sub-administration fees	10,669
Professional fees	14,246
Printing and shareholder reports	366
Other expenses	5,077
Total expenses	94,518
Net investment income (loss)	$26,806
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$983,606
Futures	26,639
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(132,334)
Futures	17,493
Net realized and unrealized gain (loss) on investments	895,404
Net Increase (Decrease) in Net Assets Resulting from Operations	$922,210
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	7

State Street U.S. Equity V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025(a)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$26,806	$82,992
Net realized gain (loss) on investments and futures	1,010,245	4,604,632
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(114,841)	339,004
Net increase (decrease) from operations	922,210	5,026,628
Distributions to shareholders:
Total distributions	—	(4,232,544)
Increase (decrease) in assets from operations and distributions	922,210	794,084
Share transactions:
Proceeds from sale of shares	133,237	317,783
Value of distributions reinvested	—	4,232,544
Cost of shares redeemed	(1,987,443)	(5,433,420)
Net increase (decrease) from share transactions	(1,854,206)	(883,093)
Total increase (decrease) in net assets	(931,996)	(89,009)
Net Assets
Beginning of period	21,080,665	21,169,674
End of period	$20,148,669	$21,080,665
Changes in Fund Shares
Shares sold	2,795	5,800
Issued for distributions reinvested	—	86,238
Shares redeemed	(42,334)	(93,550)
Net increase (decrease) in fund shares	(39,539)	(1,512)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
8	Statements of Changes in Net Assets

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements — June 30, 2025 (Unaudited)
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund (the “Fund”), State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Company. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Notes to Financial Statements	9

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or
10	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2025, the Fund entered into futures contracts for cash equitization.
Notes to Financial Statements	11

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$13,152	$—	$13,152

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$26,639	$—	$26,639

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$17,493	$—	$17,493
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025 are disclosed in the Schedule of Investments.
6.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
12	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2025 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$4,259,664	$6,393,105
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024,  SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$11,628,129	$8,939,043	$412,159	$8,526,884
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2025.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Notes to Financial Statements	13

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract — June 30, 2025 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street U.S. Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.  Following the April 2, 2025 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
_________________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
15

State Street U.S. Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
16

State Street U.S. Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
17

State Street U.S. Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024.  For purposes of these comparisons the Independent Directors relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street U.S. Equity V.I.S. Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 5- and 10-year periods and was above the medians of its Performance Group and Performance Universe for the 3-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 10-year periods, and was above the Benchmark for the 5-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street U.S. Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe.  The Board considered management’s discussion of the Fund’s expenses, including the relatively small size of the Fund.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
18

State Street U.S. Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions.  The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Director may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
19

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 94.6% †
Application Software - 5.0%
Adobe, Inc. (a)	1,417	$548,209
Salesforce, Inc.	1,847	503,659
Synopsys, Inc. (a)	1,224	627,520
		1,679,388
Automobile Manufacturers - 0.7%
Tesla, Inc. (a)	800	254,128
Biotechnology - 1.1%
Vertex Pharmaceuticals, Inc. (a)	848	377,530
Broadline Retail - 6.9%
Amazon.com, Inc. (a)	10,595	2,324,437
Construction Materials - 1.2%
Martin Marietta Materials, Inc.	719	394,702
Data Center REITs - 1.2%
Equinix, Inc.	492	391,371
Electrical Components & Equipment - 2.2%
Eaton Corp. PLC	1,485	530,130
Emerson Electric Co.	1,579	210,528
		740,658
Financial Exchanges & Data - 1.2%
S&P Global, Inc.	762	401,795
Healthcare Equipment - 1.1%
Abbott Laboratories	2,620	356,346
Home Improvement Retail - 2.1%
Home Depot, Inc.	1,900	696,616
Industrial Machinery & Supplies & Components - 1.2%
Parker-Hannifin Corp.	587	410,002
Interactive Media & Services - 12.5%
Alphabet, Inc., Class A	5,466	963,273
Alphabet, Inc., Class C	5,605	994,271
Meta Platforms, Inc., Class A	3,043	2,246,008
		4,203,552
Investment Banking & Brokerage - 1.3%
Goldman Sachs Group, Inc.	635	449,421
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	940	381,132
	Number of Shares	Fair Value
Passenger Ground Transportation - 1.7%
Uber Technologies, Inc. (a)	6,329	$590,496
Pharmaceuticals - 4.1%
AstraZeneca PLC ADR	5,072	354,431
Eli Lilly & Co.	1,312	1,022,744
		1,377,175
Semiconductor Materials & Equipment - 1.7%
Applied Materials, Inc.	3,076	563,123
Semiconductors - 20.4%
Broadcom, Inc.	5,989	1,650,868
NVIDIA Corp.	30,720	4,853,453
Texas Instruments, Inc.	1,744	362,089
		6,866,410
Soft Drinks & Non-alcoholic Beverages - 1.1%
Monster Beverage Corp. (a)	5,933	371,643
Systems Software - 16.6%
Crowdstrike Holdings, Inc., Class A (a)(b)	325	165,526
Microsoft Corp.	9,676	4,812,939
ServiceNow, Inc. (a)	609	626,101
		5,604,566
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	7,352	1,508,410
Trading Companies & Distributors - 1.4%
United Rentals, Inc.	636	479,163
Transaction & Payment Processing Services - 4.3%
Mastercard, Inc., Class A	895	502,936
Visa, Inc., Class A	2,660	944,433
		1,447,369
Total Common Stock (Cost $12,838,751)		31,869,433
Exchange Traded & Mutual Funds - 4.6%
The Technology Select Sector SPDR Fund (c)	3,065	776,150

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Premier Growth Equity V.I.S. Fund	1

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Vanguard Information Technology ETF	1,172	$777,364
Total Exchange Traded & Mutual Funds (Cost $1,357,470)		1,553,514
Total Investments in Securities (Cost $14,196,221)		33,422,947
Short-Term Investment - 1.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.31% (c)(d) (Cost $352,400)	352,400	352,400
Total Investments (Cost $14,548,621)		33,775,347
Liabilities in Excess of Other Assets, net - (0.3)%		(85,150)
NET ASSETS - 100.0%		$33,690,197

Other Information:
The Fund had the following short futures contracts open at June 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro E-mini NASDAQ-100 Futures	September 2025	3	$(135,661)	$(137,359)	$(1,698)
During the period ended June 30, 2025, the average notional value related to long and short futures contracts were $336,106 and $19,623, respectively.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2025.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$31,869,433	$—	$—	$31,869,433
Exchange Traded & Mutual Funds	1,553,514	—	—	1,553,514
Short-Term Investment	352,400	—	—	352,400
Total Investments in Securities	$33,775,347	$—	$—	$33,775,347
Other Financial Instruments
Short Futures Contracts - Unrealized Depreciation	$(1,698)	$—	$—	$(1,698)
Total Other Financial Instruments	$(1,698)	$—	$—	$(1,698)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,104,965	$1,104,965	$3,504,310	$4,256,875	$—	$—	352,400	$352,400	$14,282
The Technology Select Sector SPDR Fund	5,787	1,345,593	81,079	702,762	62,064	(9,824)	3,065	776,150	2,631
TOTAL		$2,450,558	$3,585,389	$4,959,637	$62,064	$(9,824)		$1,128,550	$16,913
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Premier Growth Equity V.I.S. Fund	3

State Street Premier Growth Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/25(a)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date						12/12/97
Net asset value, beginning of period	$116.14	$110.25	$77.05	$126.76	$122.96	$100.89
Income/(loss) from investment operations:
Net investment loss(b)	(0.14)	(0.21)	(0.09)	(0.32)	(0.44)	(0.22)
Net realized and unrealized gains/(losses) on investments	7.56	35.00	35.75	(38.35)	31.51	34.12
Total income/(loss) from investment operations	7.42	34.79	35.66	(38.67)	31.07	33.90
Less distributions from:
Net investment income	—	—	—	—	—	(0.04)
Net realized gains	—	(28.90)	(2.46)	(11.04)	(27.27)	(11.79)
Total distributions	—	(28.90)	(2.46)	(11.04)	(27.27)	(11.83)
Net asset value, end of period	$123.56	$116.14	$110.25	$77.05	$126.76	$122.96
Total Return(c)	6.40%	31.06%	46.28%	(30.43)%	24.97%	33.61%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$33,690	$34,525	$32,045	$25,498	$41,961	$39,144
Ratios to average net assets:
Gross expenses	0.91%(d)	0.86%	0.91%	0.93%	0.88%	0.89%
Net investment loss	(0.25)%(d)	(0.16)%	(0.09)%	(0.31)%	(0.32)%	(0.19)%
Portfolio turnover rate	19%	28%	24%	23%	30%	22%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
4	Financial Highlights

State Street Premier Growth Equity V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Assets
Investments in unaffiliated securities, at fair value (cost $13,561,764)	$32,646,797
Investments in affiliated securities, at fair value (cost $986,857)	1,128,550
Net cash collateral on deposit with broker for future contracts	7,573
Receivable for investments sold	16,959
Income receivables	2,271
Income receivable from affiliated investments	1,673
Total assets	33,803,823
Liabilities
Payable for fund shares redeemed	62,495
Payable for accumulated variation margin on futures contracts	1,691
Payable to the Adviser	17,507
Payable for custody, fund accounting and sub-administration fees	10,947
Accrued other expenses	20,986
Total liabilities	113,626

Net Assets	$33,690,197
Net Assets Consist of:
Capital paid in	$10,916,196
Total distributable earnings (loss)	22,774,001
Net Assets	$33,690,197
Shares outstanding ($0.01 par value; unlimited shares authorized)	272,652
Net asset value per share	$123.56
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	5

State Street Premier Growth Equity V.I.S. Fund
Statement of Operations — For the period ended June 30, 2025 (Unaudited)
Investment Income
Income
Dividend	$88,767
Interest	596
Income from affiliated investments	16,913
Total income	106,276
Expenses
Advisory and administration fees	103,799
Directors' fees	9,748
Custody, fund accounting and sub-administration fees	11,351
Professional fees	14,274
Printing and shareholder reports	527
Other expenses	5,991
Total expenses	145,690
Net investment income (loss)	$(39,414)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$2,834,450
Affiliated investments	62,064
Futures	43,752
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(988,537)
Affiliated investments	(9,824)
Futures	15,398
Net realized and unrealized gain (loss) on investments	1,957,303
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,917,889
The accompanying Notes are an integral part of these financial statements.
6	Statement of Operations

State Street Premier Growth Equity V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025(a)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(39,414)	$(55,009)
Net realized gain (loss) on investments and futures	2,940,266	7,160,837
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(982,963)	2,157,539
Net increase (decrease) from operations	1,917,889	9,263,367
Distributions to shareholders:
Total distributions	—	(6,931,618)
Increase (decrease) in assets from operations and distributions	1,917,889	2,331,749
Share transactions:
Proceeds from sale of shares	178,774	145,621
Value of distributions reinvested	—	6,931,618
Cost of shares redeemed	(2,931,582)	(6,928,588)
Net increase (decrease) from share transactions	(2,752,808)	148,651
Total increase (decrease) in net assets	(834,919)	2,480,400
Net Assets
Beginning of period	34,525,116	32,044,716
End of period	$33,690,197	$34,525,116
Changes in Fund Shares
Shares sold	1,552	1,028
Issued for distributions reinvested	—	58,554
Shares redeemed	(26,163)	(52,968)
Net increase (decrease) in fund shares	(24,611)	6,614
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	7

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements — June 30, 2025 (Unaudited)
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund (the  “Fund”), State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Company. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
8	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or
Notes to Financial Statements	9

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2025, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$1,691	$—	$1,691

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$43,752	$—	$43,752

10	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$15,398	$—	$15,398
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025 are disclosed in the Schedule of Investments.
6.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2025 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$6,107,946	$8,247,091
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Notes to Financial Statements	11

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$14,611,002	$19,480,587	$317,940	$19,162,647
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2025.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
12	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract — June 30, 2025 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Premier Growth Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.   Following the April 2, 2025 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
__________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
13

State Street Premier Growth Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel requesting specific information from each of:
14

State Street Premier Growth Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
15

State Street Premier Growth Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024.  For purposes of these comparisons the Independent Directors relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Premier Growth Equity V.I.S. Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Premier Growth Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses, including the relatively small size of the Fund.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions.  The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
16

State Street Premier Growth Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
17

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Income V.I.S. Fund
Schedule of Investments — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 98.2% †
U.S. Treasuries - 32.7%
U.S. Treasury Bonds
2.25%, 08/15/46	$93,000	$60,915
3.00%, 08/15/48	271,000	200,413
4.13%, 08/15/53	261,000	233,187
4.38%, 08/15/43	52,000	49,579
U.S. Treasury Inflation-Indexed Notes
1.63%, 10/15/29	161,475	163,496
1.88%, 07/15/34	239,204	239,540
U.S. Treasury Notes
1.63%, 05/15/31	33,000	29,102
3.50%, 04/30/28	126,000	125,321
3.88%, 12/31/27 - 08/15/33	1,012,100	1,000,888
4.00%, 07/31/29	166,000	167,569
4.25%, 11/15/34	569,000	570,956
4.63%, 09/30/28	55,000	56,530
		2,897,496
Agency Mortgage Backed - 31.3%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	251,411	224,492
4.50%, 06/01/33 - 02/01/35 (a)	693	696
5.00%, 07/01/35 (a)	11,372	11,561
5.50%, 01/01/38 (a)	9,641	9,969
6.00%, 04/01/29 - 11/01/37 (a)	31,099	32,324
6.50%, 02/01/29 (a)	9	9
6.93%, 06/01/26 (a)(b)	60,000	61,526
7.00%, 12/01/29 - 08/01/36 (a)	7,602	8,163
7.50%, 01/01/30 - 09/01/33 (a)	1,061	1,092
8.00%, 11/01/30 (a)	1,613	1,666
8.50%, 04/01/30 (a)	1,558	1,678
Federal National Mortgage Association
2.50%, 03/01/51 (a)	205,771	170,776
3.00%, 03/01/50 (a)	45,196	39,644
3.50%, 08/01/45 - 01/01/48 (a)	87,791	80,869
4.00%, 01/01/41 - 01/01/50 (a)	127,529	121,588
4.50%, 07/01/33 - 12/01/48 (a)	51,854	50,844
	Principal Amount	Fair Value
5.00%, 03/01/34 - 08/01/35 (a)	$10,888	$11,057
5.50%, 12/01/32 - 01/01/39 (a)	43,769	45,138
6.00%, 02/01/33 - 07/01/35 (a)	48,242	50,168
6.50%, 01/01/29 - 08/01/34 (a)	5,968	6,298
7.00%, 10/01/32 - 12/01/33 (a)	2,867	3,053
7.50%, 12/01/26 - 03/01/33 (a)	2,874	2,965
8.00%, 11/01/25 - 10/01/31 (a)	458	464
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.60%, 04/01/37 (a)(c)	285	290
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	205,881	186,679
3.50%, 08/20/48 (a)	36,216	33,453
4.00%, 01/20/41 - 04/20/43 (a)	35,910	34,633
4.50%, 08/15/33 - 03/20/41 (a)	25,807	25,746
6.00%, 04/15/27 - 04/15/34 (a)	28,617	29,763
6.50%, 08/15/32 - 08/15/34 (a)	10,556	11,007
7.00%, 01/15/28 - 10/15/36 (a)	5,224	5,322
Government National Mortgage Association 1 yr. CMT + 1.50%
5.63%, 02/20/26 (a)(c)	9	10
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
1.55%, 05/20/64 (a)(c)(d)	159,926	4,941
Uniform Mortgage-Backed Security, TBA
2.00%, 07/01/54 (e)	297,304	235,280
2.50%, 07/01/55 (e)	519,009	430,386
3.00%, 07/01/54 (e)	88,270	76,355
3.50%, 07/01/54 (e)	81,111	73,028
6.00%, 07/01/54 (e)	418,280	425,110
6.50%, 07/01/54 (e)	250,968	259,082
		2,767,125

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	1

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Agency Collateralized Mortgage Obligations - 1.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	$55,000	$51,770
4.05%, 09/25/28 (a)(c)	31,000	30,974
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (a)(d)	4,656	525
7.50%, 07/15/27 (a)(d)	127	6
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(f)	25	24
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (a)(c)(d)	205,035	8,544
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (a)(f)	4,407	3,624
4.50%, 08/25/35 - 01/25/36 (a)(d)	4,742	583
5.00%, 03/25/38 - 05/25/38 (a)(d)	3,200	492
5.50%, 12/25/33 (a)(d)	1,369	211
6.00%, 01/25/35 (a)(d)	2,421	391
Federal National Mortgage Association REMICS
1.15%, 12/25/42 (a)(c)(d)	9,912	260
5.00%, 09/25/40 (a)(d)	1,440	136
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
1.58%, 07/25/38 (a)(c)(d)	1,893	159
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
2.13%, 11/25/41 (a)(c)(d)	88,893	9,897
		107,596
Corporate Notes - 26.7%
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	3,000	2,933
Abbott Laboratories
3.75%, 11/30/26 (a)	4,000	3,988
4.90%, 11/30/46 (a)	3,000	2,838
AbbVie, Inc.
3.20%, 11/21/29 (a)	3,000	2,869
	Principal Amount	Fair Value
4.40%, 11/06/42 (a)	$2,000	$1,757
4.63%, 10/01/42 (a)	2,000	1,803
4.88%, 11/14/48 (a)	3,000	2,718
5.05%, 03/15/34 (a)	4,000	4,073
5.40%, 03/15/54 (a)	4,000	3,890
5.50%, 03/15/64 (a)	3,000	2,910
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	3,000	2,510
AEP Texas, Inc.
3.45%, 05/15/51 (a)	3,000	2,010
5.70%, 05/15/34 (a)	6,000	6,132
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	3,000	2,899
Aircastle Ltd.
4.25%, 06/15/26 (a)	3,000	2,986
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	3,000	2,401
2.95%, 03/15/34 (a)	3,000	2,531
3.55%, 03/15/52 (a)	3,000	2,020
4.70%, 07/01/30 (a)	3,000	2,999
Allstate Corp.
4.20%, 12/15/46 (a)	2,000	1,633
Allstate Corp. (7.53% fixed rate until 07/30/25; 3.20% + 3 mo. Term SOFR thereafter)
7.53%, 08/15/53 (a)(c)	7,000	6,994
Ally Financial, Inc.
2.20%, 11/02/28 (a)	3,000	2,768
Alphabet, Inc.
4.50%, 05/15/35 (a)	5,000	4,933
Altria Group, Inc.
3.40%, 02/04/41 (a)	4,000	2,966
4.00%, 02/04/61 (a)	2,000	1,410
4.25%, 08/09/42 (a)	2,000	1,629
4.45%, 05/06/50 (a)	3,000	2,354
4.50%, 05/02/43 (a)	3,000	2,500
Amazon.com, Inc.
1.50%, 06/03/30 (a)	2,000	1,769
2.50%, 06/03/50 (a)	3,000	1,803
2.70%, 06/03/60 (a)	3,000	1,722
2.88%, 05/12/41 (a)	2,000	1,493
3.15%, 08/22/27 (a)	2,000	1,967
3.25%, 05/12/61 (a)	3,000	1,953
4.05%, 08/22/47 (a)	3,000	2,479
Ameren Corp.
3.65%, 02/15/26 (a)	3,000	2,982

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	$3,000	$2,709
3.25%, 03/01/50 (a)	3,000	1,958
American Honda Finance Corp.
5.85%, 10/04/30 (a)	11,000	11,627
American Tower Corp.
1.50%, 01/31/28 (a)	2,000	1,863
2.90%, 01/15/30 (a)	2,000	1,864
3.70%, 10/15/49 (a)	3,000	2,192
3.80%, 08/15/29 (a)	2,000	1,945
American Water Capital Corp.
2.95%, 09/01/27 (a)	6,000	5,854
5.45%, 03/01/54 (a)	6,000	5,802
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	5,000	4,896
Amgen, Inc.
2.45%, 02/21/30 (a)	2,000	1,832
3.00%, 01/15/52 (a)	2,000	1,287
3.15%, 02/21/40 (a)	3,000	2,309
5.51%, 03/02/26 (a)	3,000	3,000
5.60%, 03/02/43 (a)	3,000	2,975
5.65%, 03/02/53 (a)	3,000	2,930
5.75%, 03/02/63 (a)	3,000	2,917
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	10,000	9,757
4.90%, 02/01/46 (a)	8,000	7,328
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/49 (a)	2,000	1,988
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	2,000	1,236
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	5,000	5,216
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	2,000	1,827
Apple, Inc.
2.20%, 09/11/29 (a)	3,000	2,785
2.65%, 02/08/51 (a)	4,000	2,485
2.80%, 02/08/61 (a)	2,000	1,184
2.95%, 09/11/49 (a)	3,000	2,014
3.45%, 02/09/45 (a)	2,000	1,551
3.95%, 08/08/52 (a)	3,000	2,389
4.85%, 05/10/53 (a)	4,000	3,807
	Principal Amount	Fair Value
Applied Materials, Inc.
4.35%, 04/01/47 (a)	$2,000	$1,713
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46 (a)	3,000	2,272
ArcelorMittal SA
4.55%, 03/11/26 (a)	9,000	8,983
6.00%, 06/17/34 (a)	3,000	3,146
6.35%, 06/17/54 (a)	6,000	6,076
6.80%, 11/29/32 (a)	2,000	2,198
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	2,000	1,964
ARES Capital Corp.
2.88%, 06/15/28 (a)	3,000	2,827
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	3,000	2,085
Ascension Health
4.85%, 11/15/53 (a)	7,000	6,214
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	3,000	2,813
5.00%, 02/26/34 (a)	2,000	2,039
AstraZeneca PLC
3.00%, 05/28/51 (a)	3,000	2,008
4.00%, 01/17/29 (a)	3,000	2,988
4.38%, 08/17/48 (a)	2,000	1,708
AT&T, Inc.
2.75%, 06/01/31 (a)	8,000	7,250
4.35%, 03/01/29 (a)	2,000	2,004
4.50%, 05/15/35 (a)	3,000	2,858
4.55%, 03/09/49 (a)	2,000	1,662
4.75%, 05/15/46 (a)	2,000	1,745
5.40%, 02/15/34 (a)	2,000	2,058
Athene Holding Ltd.
4.13%, 01/12/28 (a)	2,000	1,980
6.15%, 04/03/30 (a)	3,000	3,183
Atmos Energy Corp.
6.20%, 11/15/53 (a)	3,000	3,246
AutoNation, Inc.
5.89%, 03/15/35 (a)	5,000	5,069
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	4,000	3,939
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	2,943
4.18%, 11/25/27 (a)	2,000	1,993
4.25%, 10/22/26 (a)	2,000	1,997
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(c)	3,000	2,812

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(c)	$2,000	$1,292
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(c)	2,000	1,977
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(c)	2,000	1,830
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(c)	2,000	1,567
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(c)	5,000	5,102
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(c)	2,000	2,055
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(c)	6,000	6,332
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(c)	4,000	3,977
Bank of Nova Scotia (7.15% fixed rate until 10/12/25; 2.91% + 3 mo. Term SOFR thereafter)
7.15%, 10/12/25 (a)(c)	6,000	5,942
BAT Capital Corp.
2.73%, 03/25/31 (a)	2,000	1,802
4.39%, 08/15/37 (a)	3,000	2,684
4.54%, 08/15/47 (a)	2,000	1,616
5.83%, 02/20/31 (a)	3,000	3,156
Baxter International, Inc.
1.92%, 02/01/27 (a)	6,000	5,778
2.27%, 12/01/28 (a)	3,000	2,793
3.95%, 04/01/30 (a)	3,000	2,931
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	5,000	4,943
	Principal Amount	Fair Value
4.67%, 06/06/47 (a)	$3,000	$2,574
4.69%, 12/15/44 (a)	2,000	1,739
5.11%, 02/08/34 (a)	6,000	6,010
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	1,956
3.70%, 07/15/30 (a)	3,000	2,911
3.80%, 07/15/48 (a)	3,000	2,265
4.25%, 10/15/50 (a)	2,000	1,599
6.13%, 04/01/36	3,000	3,226
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	4,000	2,583
4.25%, 01/15/49 (a)	2,000	1,691
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	2,000	2,000
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	8,000	8,269
Block Financial LLC
2.50%, 07/15/28 (a)	3,000	2,828
3.88%, 08/15/30 (a)	3,000	2,852
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	2,000	2,022
Boeing Co.
2.70%, 02/01/27 (a)	2,000	1,944
2.95%, 02/01/30 (a)	2,000	1,855
3.25%, 03/01/28 (a)	3,000	2,898
3.75%, 02/01/50 (a)	2,000	1,413
5.04%, 05/01/27 (a)	3,000	3,023
5.15%, 05/01/30 (a)	3,000	3,055
5.81%, 05/01/50 (a)	6,000	5,756
Boston Properties LP
3.40%, 06/21/29 (a)	4,000	3,793
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	3,000	1,926
3.38%, 02/08/61 (a)	4,000	2,581
4.81%, 02/13/33 (a)	4,000	3,994
5.23%, 11/17/34 (a)	10,000	10,167
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(c)	5,000	4,948
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,731
2.35%, 11/13/40 (a)	2,000	1,373
3.40%, 07/26/29 (a)	2,000	1,938
4.13%, 06/15/39 (a)	3,000	2,665
4.25%, 10/26/49 (a)	3,000	2,429

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
4.55%, 02/20/48 (a)	$2,000	$1,719
5.20%, 02/22/34 (a)	5,000	5,119
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	4,000	3,782
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	3,000	2,531
3.42%, 04/15/33 (a)(g)	5,000	4,529
3.47%, 04/15/34 (a)(g)	2,000	1,784
4.15%, 11/15/30 (a)	2,000	1,968
4.30%, 11/15/32 (a)	2,000	1,938
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,759
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	3,000	2,973
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	2,000	1,653
4.55%, 09/01/44 (a)	3,000	2,655
Campbell's Co.
5.40%, 03/21/34 (a)	5,000	5,078
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	3,000	2,971
4.95%, 06/01/47 (a)	2,000	1,707
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	3,000	2,896
3.50%, 05/01/50 (a)	3,000	2,137
Capital One Financial Corp.
3.75%, 07/28/26 (a)	3,000	2,972
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	3,000	2,539
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	2,791
Centene Corp.
3.00%, 10/15/30 (a)	3,000	2,681
4.25%, 12/15/27 (a)	29,000	28,570
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	3,000	2,678
CGI, Inc.
4.95%, 03/14/30 (a)(g)	12,000	12,125
Charles Schwab Corp.
2.45%, 03/03/27 (a)	22,000	21,383
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(c)	6,000	5,558
	Principal Amount	Fair Value
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(c)	$7,000	$7,253
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(c)	3,000	3,244
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	2,000	1,451
3.70%, 04/01/51 (a)	4,000	2,666
4.80%, 03/01/50 (a)	3,000	2,403
6.55%, 06/01/34 (a)	7,000	7,465
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	5,000	5,123
Chevron USA, Inc.
3.85%, 01/15/28 (a)	2,000	1,996
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	2,000	1,730
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	3,000	2,615
Cigna Group
2.40%, 03/15/30 (a)	3,000	2,737
3.40%, 03/01/27 (a)	5,000	4,929
4.38%, 10/15/28 (a)	3,000	3,004
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	4,000	3,877
5.35%, 02/26/64 (a)	4,000	3,858
5.90%, 02/15/39 (a)	3,000	3,229
Citigroup, Inc.
4.45%, 09/29/27 (a)	3,000	3,002
4.65%, 07/23/48 (a)	7,000	6,038
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	4,000	3,741
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(c)	4,000	3,446
Citigroup, Inc. (6.02% fixed rate until 01/24/35; 1.83% + SOFR thereafter)
6.02%, 01/24/36 (a)(c)	10,000	10,267

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(c)	$4,000	$4,176
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	4,000	3,945
Clorox Co.
1.80%, 05/15/30 (a)	2,000	1,767
CME Group, Inc.
3.75%, 06/15/28 (a)	2,000	1,987
CMS Energy Corp.
4.88%, 03/01/44 (a)	2,000	1,785
Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	1,849
2.75%, 06/01/60 (a)	3,000	1,785
Comcast Corp.
2.94%, 11/01/56 (a)	3,000	1,761
3.20%, 07/15/36 (a)	3,000	2,506
3.25%, 11/01/39 (a)	3,000	2,347
3.97%, 11/01/47 (a)	3,000	2,306
4.15%, 10/15/28 (a)	3,000	2,995
5.65%, 06/01/54 (a)	5,000	4,861
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	3,000	2,869
ConocoPhillips Co.
4.30%, 11/15/44 (a)	2,000	1,664
5.55%, 03/15/54 (a)	3,000	2,866
5.70%, 09/15/63 (a)	3,000	2,874
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	3,000	2,883
3.88%, 06/15/47 (a)	2,000	1,535
3.95%, 04/01/50 (a)	3,000	2,340
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	2,000	1,900
4.50%, 05/09/47 (a)	2,000	1,661
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	3,000	3,228
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	3,000	2,522
COPT Defense Properties LP
2.00%, 01/15/29 (a)	3,000	2,733
2.25%, 03/15/26 (a)	3,000	2,943
2.75%, 04/15/31 (a)	7,000	6,193
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	9,000	8,448
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	8,000	8,066
	Principal Amount	Fair Value
5.90%, 02/15/55 (a)	$5,000	$4,654
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	32,000	30,219
Crown Castle, Inc.
2.90%, 03/15/27 (a)	3,000	2,920
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	4,000	3,897
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	6,000	5,048
CubeSmart LP
4.38%, 02/15/29 (a)	3,000	2,978
CVS Health Corp.
3.00%, 08/15/26 (a)	2,000	1,968
3.63%, 04/01/27 (a)	3,000	2,962
3.75%, 04/01/30 (a)	3,000	2,878
4.78%, 03/25/38 (a)	3,000	2,752
5.13%, 07/20/45 (a)	2,000	1,769
5.30%, 12/05/43 (a)	2,000	1,818
6.05%, 06/01/54 (a)	2,000	1,959
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (a)(c)	5,000	5,168
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	2,000	1,868
3.25%, 11/15/39 (a)	3,000	2,407
3.40%, 11/15/49 (a)	3,000	2,133
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	2,000	1,833
4.40%, 03/24/51 (a)	3,000	2,318
5.40%, 04/18/34 (a)	5,000	5,013
Dick's Sporting Goods, Inc.
4.10%, 01/15/52 (a)	6,000	4,280
Digital Realty Trust LP
3.60%, 07/01/29 (a)	4,000	3,877
Discovery Communications LLC
3.95%, 03/20/28 (a)	2,000	1,910
5.00%, 09/20/37 (a)	3,000	2,120
Dollar General Corp.
3.50%, 04/03/30 (a)	2,000	1,898
4.13%, 04/03/50 (a)	2,000	1,505
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	4,000	3,803
Dover Corp.
2.95%, 11/04/29 (a)	3,000	2,828
Dow Chemical Co.
2.10%, 11/15/30 (a)	3,000	2,645

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
3.60%, 11/15/50 (a)	$3,000	$2,032
4.25%, 10/01/34 (a)	3,000	2,754
5.15%, 02/15/34 (a)	3,000	3,002
6.30%, 03/15/33 (a)	3,000	3,228
DR Horton, Inc.
5.50%, 10/15/35 (a)	5,000	5,091
DTE Energy Co.
2.85%, 10/01/26 (a)	5,000	4,911
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	2,344
Duke Energy Corp.
2.55%, 06/15/31 (a)	4,000	3,565
3.30%, 06/15/41 (a)	2,000	1,502
3.50%, 06/15/51 (a)	2,000	1,373
3.75%, 09/01/46 (a)	3,000	2,219
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	7,000	5,720
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	2,000	1,941
Eastman Chemical Co.
4.65%, 10/15/44 (a)	2,000	1,690
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	1,963
EIDP, Inc.
2.30%, 07/15/30 (a)	2,000	1,822
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	3,000	2,604
Elevance Health, Inc.
2.88%, 09/15/29 (a)	3,000	2,826
3.60%, 03/15/51 (a)	3,000	2,112
3.70%, 09/15/49 (a)	3,000	2,149
5.65%, 06/15/54 (a)	3,000	2,876
Eli Lilly & Co.
5.00%, 02/09/54 (a)	3,000	2,803
5.10%, 02/09/64 (a)	3,000	2,788
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	3,000	2,637
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	1,905
2.75%, 10/15/50 (a)	2,000	1,256
Enbridge, Inc.
1.60%, 10/04/26 (a)	3,000	2,899
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(c)	7,000	6,957
Energy Transfer LP
5.30%, 04/01/44	3,000	2,683
5.30%, 04/15/47 (a)	2,000	1,762
	Principal Amount	Fair Value
5.35%, 05/15/45	$2,000	$1,804
5.75%, 02/15/33 (a)	3,000	3,114
6.10%, 12/01/28 (a)	3,000	3,152
6.40%, 12/01/30 (a)	3,000	3,236
6.50%, 02/01/42 (a)	2,000	2,077
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	6,000	4,867
4.85%, 01/31/34 (a)	8,000	7,972
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(c)	3,000	2,966
EOG Resources, Inc.
5.10%, 01/15/36 (a)	2,000	1,982
Equinix, Inc.
1.25%, 07/15/25 (a)	3,000	2,995
2.15%, 07/15/30 (a)	2,000	1,779
ERP Operating LP
4.50%, 07/01/44 (a)	6,000	5,209
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	3,000	1,859
Eversource Energy
3.45%, 01/15/50 (a)	3,000	2,104
Exelon Corp.
4.05%, 04/15/30 (a)	3,000	2,953
4.45%, 04/15/46 (a)	3,000	2,492
4.70%, 04/15/50 (a)	2,000	1,688
5.60%, 03/15/53 (a)	5,000	4,806
Expand Energy Corp.
6.75%, 04/15/29 (g)	17,000	17,214
Expedia Group, Inc.
5.40%, 02/15/35 (a)	5,000	5,034
Extra Space Storage LP
2.20%, 10/15/30 (a)	4,000	3,533
5.90%, 01/15/31 (a)	2,000	2,114
FedEx Corp.
4.10%, 02/01/45 (a)(g)	4,000	3,056
FirstEnergy Corp.
3.40%, 03/01/50 (a)	2,000	1,358
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	2,000	1,696
Fiserv, Inc.
3.50%, 07/01/29 (a)	3,000	2,889
4.40%, 07/01/49 (a)	3,000	2,456
Florida Power & Light Co.
4.13%, 02/01/42 (a)	4,000	3,401

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Flowserve Corp.
2.80%, 01/15/32 (a)	$3,000	$2,611
Fox Corp.
6.50%, 10/13/33 (a)	3,000	3,244
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	3,000	2,942
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	3,000	2,950
General Dynamics Corp.
4.25%, 04/01/50 (a)	3,000	2,524
General Mills, Inc.
3.00%, 02/01/51 (a)	3,000	1,918
General Motors Co.
5.20%, 04/01/45 (a)	3,000	2,572
5.40%, 04/01/48 (a)	2,000	1,740
6.13%, 10/01/25 (a)	2,000	2,004
6.80%, 10/01/27 (a)	3,000	3,124
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	2,000	1,963
2.35%, 01/08/31 (a)	2,000	1,732
5.25%, 03/01/26 (a)	6,000	6,009
5.85%, 04/06/30 (a)	9,000	9,299
6.10%, 01/07/34 (a)	7,000	7,207
Genuine Parts Co.
2.75%, 02/01/32 (a)	3,000	2,615
Georgia Power Co.
5.25%, 03/15/34 (a)	11,000	11,221
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	2,000	1,985
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	2,000	1,434
3.65%, 03/01/26 (a)	2,000	1,989
4.15%, 03/01/47 (a)	3,000	2,452
4.60%, 09/01/35 (a)	3,000	2,914
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	3,000	2,913
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	2,000	1,987
4.25%, 10/21/25 (a)	2,000	1,997
5.15%, 05/22/45 (a)	3,000	2,697
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(c)	4,000	3,493
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(c)	$4,000	$2,859
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(c)	4,000	2,990
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(c)	4,000	3,052
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(c)	2,000	1,967
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(c)	2,000	1,743
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(c)	2,000	1,989
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	4,000	3,894
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(g)	4,000	3,966
Halliburton Co.
5.00%, 11/15/45 (a)	2,000	1,770
Hartford Insurance Group, Inc. (6.71% fixed rate until 07/30/25; 2.39% + 3 mo. Term SOFR thereafter)
6.71%, 02/12/67 (a)(c)(g)	2,000	1,856
HCA, Inc.
3.13%, 03/15/27 (a)	5,000	4,896
3.38%, 03/15/29 (a)	3,000	2,879
3.50%, 09/01/30 (a)	3,000	2,837
3.63%, 03/15/32 (a)	3,000	2,765
4.63%, 03/15/52 (a)	2,000	1,607
5.60%, 04/01/34 (a)	3,000	3,073
5.75%, 03/01/35 (a)	3,000	3,084
6.00%, 04/01/54 (a)	2,000	1,955

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	$3,000	$2,687
3.20%, 06/01/50 (a)(g)	2,000	1,291
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	3,000	2,570
Hess Corp.
5.60%, 02/15/41 (a)	2,000	1,986
5.80%, 04/01/47 (a)	2,000	1,987
Highwoods Realty LP
4.13%, 03/15/28 (a)	3,000	2,940
4.20%, 04/15/29 (a)	2,000	1,945
Home Depot, Inc.
2.70%, 04/15/30 (a)	2,000	1,868
3.35%, 04/15/50 (a)	3,000	2,104
3.50%, 09/15/56 (a)	3,000	2,086
3.90%, 12/06/28 (a)	2,000	1,994
4.50%, 12/06/48 (a)	2,000	1,715
5.40%, 06/25/64 (a)	3,000	2,864
Honeywell International, Inc.
1.75%, 09/01/31 (a)	3,000	2,560
5.25%, 03/01/54 (a)	10,000	9,483
Hormel Foods Corp.
1.80%, 06/11/30 (a)	3,000	2,668
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	3,000	2,746
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27%, 01/15/31 (a)(c)	10,000	10,243
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (a)(c)	5,000	5,103
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	11,000	11,228
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	3,000	1,965
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	3,000	3,141
Ingredion, Inc.
3.90%, 06/01/50 (a)	2,000	1,467
Intel Corp.
2.00%, 08/12/31 (a)	2,000	1,718
2.45%, 11/15/29 (a)	4,000	3,657
2.80%, 08/12/41 (a)	3,000	2,015
3.10%, 02/15/60 (a)	3,000	1,680
	Principal Amount	Fair Value
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	$2,000	$1,660
2.65%, 09/15/40 (a)	2,000	1,447
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	6,000	5,987
Intuit, Inc.
5.50%, 09/15/53 (a)	3,000	2,976
ITC Holdings Corp.
2.95%, 05/14/30 (g)	4,000	3,719
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53	6,000	6,388
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13%, 02/01/28	6,000	6,149
5.75%, 04/01/33	3,000	3,085
6.75%, 03/15/34	5,000	5,460
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (g)	5,000	5,180
Jefferies Financial Group, Inc.
5.88%, 07/21/28	6,000	6,223
Johnson & Johnson
3.63%, 03/03/37	3,000	2,681
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (c)	3,000	2,773
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (c)	2,000	1,509
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (c)	2,000	1,764
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (c)	10,000	7,893
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (c)	2,000	1,982

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (c)	$3,000	$2,430
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (c)	2,000	1,996
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (c)	5,000	5,114
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50%, 01/24/36 (c)	10,000	10,304
Kenvue, Inc.
4.90%, 03/22/33	2,000	2,028
5.05%, 03/22/53	2,000	1,857
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30	3,000	2,828
3.80%, 05/01/50	2,000	1,478
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	2,000	1,734
5.00%, 03/01/43	2,000	1,781
6.38%, 03/01/41	3,000	3,112
Kinder Morgan, Inc.
1.75%, 11/15/26	3,000	2,901
5.20%, 06/01/33	3,000	3,016
KLA Corp.
3.30%, 03/01/50	3,000	2,080
Kraft Heinz Foods Co.
5.20%, 07/15/45	2,000	1,812
L3Harris Technologies, Inc.
3.85%, 12/15/26	2,000	1,989
Las Vegas Sands Corp.
5.90%, 06/01/27	5,000	5,105
6.20%, 08/15/34	4,000	4,086
Leidos, Inc.
4.38%, 05/15/30	3,000	2,958
5.40%, 03/15/32	5,000	5,117
5.50%, 03/15/35	5,000	5,076
5.75%, 03/15/33	3,000	3,130
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (g)	3,000	2,011
	Principal Amount	Fair Value
Lockheed Martin Corp.
4.50%, 05/15/36	$3,000	$2,886
Lowe's Cos., Inc.
1.30%, 04/15/28	3,000	2,777
1.70%, 09/15/28 - 10/15/30	6,000	5,388
5.63%, 04/15/53	2,000	1,924
Mars, Inc.
4.80%, 03/01/30 (g)	5,000	5,065
5.20%, 03/01/35 (g)	5,000	5,059
5.70%, 05/01/55 (g)	5,000	4,987
Marvell Technology, Inc.
5.95%, 09/15/33	3,000	3,167
Masco Corp.
3.50%, 11/15/27	2,000	1,957
McCormick & Co., Inc.
1.85%, 02/15/31	3,000	2,602
3.25%, 11/15/25	2,000	1,986
McDonald's Corp.
3.60%, 07/01/30	5,000	4,837
3.63%, 09/01/49	3,000	2,178
4.88%, 12/09/45	5,000	4,508
Medtronic Global Holdings SCA
4.50%, 03/30/33	10,000	9,885
Medtronic, Inc.
4.63%, 03/15/45	2,000	1,798
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	5,000	3,980
Merck & Co., Inc.
1.90%, 12/10/28	5,000	4,665
2.45%, 06/24/50	3,000	1,757
2.75%, 12/10/51	3,000	1,843
4.00%, 03/07/49	2,000	1,591
Meritage Homes Corp.
3.88%, 04/15/29 (g)	11,000	10,608
Meta Platforms, Inc.
3.85%, 08/15/32	4,000	3,847
4.45%, 08/15/52	2,000	1,686
MetLife, Inc.
4.72%, 12/15/44	4,000	3,559
Micron Technology, Inc.
3.37%, 11/01/41	3,000	2,205
3.48%, 11/01/51	3,000	2,040
5.30%, 01/15/31	3,000	3,071
5.65%, 11/01/32	5,000	5,196
5.80%, 01/15/35	13,000	13,430
Microsoft Corp.
2.40%, 08/08/26	2,000	1,966

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
2.68%, 06/01/60	$3,000	$1,772
2.92%, 03/17/52	3,000	1,990
3.45%, 08/08/36	3,000	2,694
3.50%, 02/12/35	3,000	2,803
Mid-America Apartments LP
2.88%, 09/15/51	3,000	1,890
Molson Coors Beverage Co.
4.20%, 07/15/46	2,000	1,596
Morgan Stanley
3.97%, 07/22/38 (c)	5,000	4,354
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (c)	4,000	3,881
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (c)	8,000	6,797
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (c)	8,000	4,946
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (c)	3,000	3,068
MPLX LP
2.65%, 08/15/30	3,000	2,716
Mylan, Inc.
5.20%, 04/15/48	3,000	2,380
NetApp, Inc.
5.50%, 03/17/32	8,000	8,252
Netflix, Inc.
4.90%, 08/15/34	5,000	5,095
Nevada Power Co.
6.00%, 03/15/54	3,000	3,053
Newmont Corp.
4.88%, 03/15/42	3,000	2,793
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (c)	3,000	2,980
NGPL PipeCo LLC
3.25%, 07/15/31 (g)	4,000	3,559
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (g)	2,000	1,924
NIKE, Inc.
3.38%, 03/27/50	2,000	1,416
	Principal Amount	Fair Value
NNN REIT, Inc.
4.00%, 11/15/25	$2,000	$1,994
Norfolk Southern Corp.
3.95%, 10/01/42	2,000	1,633
Northern Trust Corp.
6.13%, 11/02/32	3,000	3,239
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (g)	8,000	5,530
NOV, Inc.
3.60%, 12/01/29	3,000	2,878
Novant Health, Inc.
3.32%, 11/01/61	4,000	2,536
Novartis Capital Corp.
2.20%, 08/14/30	2,000	1,821
3.00%, 11/20/25	3,000	2,983
Occidental Petroleum Corp.
6.13%, 01/01/31	6,000	6,222
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	3,000	2,846
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47	2,000	1,507
ONEOK, Inc.
4.35%, 03/15/29	2,000	1,985
6.10%, 11/15/32	3,000	3,172
6.63%, 09/01/53	4,000	4,159
Oracle Corp.
2.95%, 04/01/30	5,000	4,666
3.60%, 04/01/50	2,000	1,398
3.95%, 03/25/51	3,000	2,213
4.00%, 07/15/46 - 11/15/47	5,000	3,843
4.10%, 03/25/61	3,000	2,164
5.55%, 02/06/53	3,000	2,817
6.90%, 11/09/52	3,000	3,336
Otis Worldwide Corp.
2.57%, 02/15/30	3,000	2,767
3.36%, 02/15/50	3,000	2,076
Owens Corning
3.88%, 06/01/30	5,000	4,830
5.70%, 06/15/34	5,000	5,192
Pacific Gas & Electric Co.
2.10%, 08/01/27	3,000	2,843
2.50%, 02/01/31	2,000	1,736
3.00%, 06/15/28	3,000	2,850
3.30%, 08/01/40	2,000	1,433
3.50%, 08/01/50	3,000	1,922
4.30%, 03/15/45	4,000	3,024

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
PacifiCorp
2.70%, 09/15/30	$3,000	$2,740
2.90%, 06/15/52	3,000	1,782
5.80%, 01/15/55	2,000	1,915
6.25%, 10/15/37	2,000	2,114
Paramount Global
2.90%, 01/15/27 (a)	2,000	1,946
3.70%, 06/01/28 (a)	2,000	1,944
5.25%, 04/01/44	3,000	2,386
Parker-Hannifin Corp.
3.25%, 06/14/29	3,000	2,881
4.50%, 09/15/29	3,000	3,030
Patterson-UTI Energy, Inc.
7.15%, 10/01/33	3,000	3,072
Paychex, Inc.
5.10%, 04/15/30	5,000	5,120
5.60%, 04/15/35	5,000	5,168
PayPal Holdings, Inc.
2.65%, 10/01/26	2,000	1,964
3.25%, 06/01/50	2,000	1,361
PepsiCo, Inc.
1.63%, 05/01/30	3,000	2,662
2.75%, 10/21/51	3,000	1,871
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33	2,000	1,996
Pfizer, Inc.
2.70%, 05/28/50	4,000	2,482
3.90%, 03/15/39	3,000	2,616
4.40%, 05/15/44	2,000	1,751
Philip Morris International, Inc.
2.10%, 05/01/30	3,000	2,702
4.13%, 03/04/43	2,000	1,671
5.13%, 02/15/30	8,000	8,232
5.25%, 02/13/34	3,000	3,059
5.63%, 11/17/29	7,000	7,350
Phillips 66 Co.
2.15%, 12/15/30	4,000	3,524
3.15%, 12/15/29	4,000	3,791
3.30%, 03/15/52	3,000	1,930
3.75%, 03/01/28	3,000	2,956
4.68%, 02/15/45	2,000	1,678
Pilgrim's Pride Corp.
6.88%, 05/15/34	3,000	3,293
Pioneer Natural Resources Co.
1.13%, 01/15/26	9,000	8,841
2.15%, 01/15/31	8,000	7,105
	Principal Amount	Fair Value
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	$3,000	$2,867
Precision Castparts Corp.
4.38%, 06/15/45	2,000	1,700
Progressive Corp.
3.00%, 03/15/32	6,000	5,475
Prologis LP
3.05%, 03/01/50	4,000	2,611
3.25%, 06/30/26	2,000	1,980
Prudential Financial, Inc.
3.94%, 12/07/49	4,000	3,060
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (c)	3,000	3,035
Public Service Co. of Colorado
3.70%, 06/15/28	3,000	2,965
PVH Corp.
4.63%, 07/10/25	3,000	3,000
QUALCOMM, Inc.
4.30%, 05/20/47	3,000	2,516
4.50%, 05/20/52	2,000	1,692
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	4,000	3,475
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (c)	20,000	20,658
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	3,000	3,085
Rockwell Automation, Inc.
4.20%, 03/01/49	2,000	1,647
Rogers Communications, Inc.
5.00%, 03/15/44	2,000	1,780
Ross Stores, Inc.
4.70%, 04/15/27	3,000	3,004
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31 (g)	13,000	13,080
Royalty Pharma PLC
1.20%, 09/02/25	3,000	2,979
1.75%, 09/02/27	3,000	2,841
2.20%, 09/02/30	3,000	2,658
RTX Corp.
1.90%, 09/01/31	3,000	2,567
2.82%, 09/01/51	5,000	3,082

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
3.95%, 08/16/25	$2,000	$1,997
4.15%, 05/15/45	3,000	2,460
4.45%, 11/16/38	2,000	1,844
6.10%, 03/15/34	5,000	5,404
6.40%, 03/15/54	5,000	5,475
Ryder System, Inc.
2.90%, 12/01/26	3,000	2,932
Salesforce, Inc.
1.95%, 07/15/31	4,000	3,506
2.70%, 07/15/41	3,000	2,156
Schlumberger Holdings Corp.
3.90%, 05/17/28 (g)	2,000	1,979
5.00%, 06/01/34 (g)	11,000	10,866
Sealed Air Corp.
1.57%, 10/15/26 (g)	5,000	4,796
Selective Insurance Group, Inc.
5.38%, 03/01/49	3,000	2,686
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (c)	2,000	1,926
Shell Finance U.S., Inc.
2.38%, 11/07/29	5,000	4,651
3.25%, 04/06/50	1,000	685
3.75%, 09/12/46	6,000	4,619
Simon Property Group LP
3.38%, 06/15/27	2,000	1,970
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (g)	11,000	10,879
Southern California Edison Co.
4.00%, 04/01/47	7,000	5,031
4.20%, 03/01/29	6,000	5,874
5.65%, 10/01/28	19,000	19,462
Southern Co.
3.70%, 04/30/30	4,000	3,870
Southwest Airlines Co.
2.63%, 02/10/30	5,000	4,558
Southwestern Electric Power Co.
2.75%, 10/01/26	3,000	2,936
Spectra Energy Partners LP
3.38%, 10/15/26	2,000	1,972
4.50%, 03/15/45	3,000	2,467
Starbucks Corp.
4.00%, 11/15/28	2,000	1,985
Stryker Corp.
1.95%, 06/15/30	2,000	1,784
	Principal Amount	Fair Value
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43	$3,000	$3,198
Suncor Energy, Inc.
4.00%, 11/15/47	3,000	2,221
Synopsys, Inc.
4.85%, 04/01/30	5,000	5,071
5.15%, 04/01/35	5,000	5,040
5.70%, 04/01/55	5,000	4,969
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	11,000	10,892
4.00%, 04/14/32	3,000	2,843
Tampa Electric Co.
2.40%, 03/15/31	3,000	2,689
3.45%, 03/15/51	3,000	2,065
4.35%, 05/15/44	4,000	3,354
Tanger Properties LP
2.75%, 09/01/31	7,000	6,141
Tapestry, Inc.
3.05%, 03/15/32	3,000	2,674
5.10%, 03/11/30	10,000	10,131
5.50%, 03/11/35	5,000	5,019
Targa Resources Corp.
6.50%, 03/30/34	7,000	7,526
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	3,000	3,002
Target Corp.
1.95%, 01/15/27	2,000	1,938
Texas Instruments, Inc.
3.88%, 03/15/39	2,000	1,767
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	3,000	2,151
Time Warner Cable LLC
6.55%, 05/01/37	3,000	3,099
T-Mobile USA, Inc.
3.50%, 04/15/31	17,000	15,971
3.75%, 04/15/27	2,000	1,980
4.50%, 04/15/50	3,000	2,479
4.80%, 07/15/28	13,000	13,177
Toronto-Dominion Bank
3.20%, 03/10/32	8,000	7,278
4.46%, 06/08/32	3,000	2,944

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63%, 09/15/31 (c)	$4,000	$3,954
TotalEnergies Capital International SA
2.83%, 01/10/30	8,000	7,579
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	2,000	1,967
TransCanada PipeLines Ltd.
4.25%, 05/15/28	5,000	4,985
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	2,000	1,981
Travelers Cos., Inc.
2.55%, 04/27/50	4,000	2,390
Truist Financial Corp. (6.67% fixed rate until 09/01/25; 3.00% + 5 yr. CMT thereafter)
6.67%, 09/01/25 (c)	7,000	7,028
TWDC Enterprises 18 Corp.
4.13%, 06/01/44	2,000	1,665
Tyson Foods, Inc.
5.70%, 03/15/34	5,000	5,173
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (c)	8,000	7,900
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (c)	3,000	3,116
UDR, Inc.
2.10%, 08/01/32	3,000	2,484
3.00%, 08/15/31	3,000	2,733
Union Pacific Corp.
3.55%, 05/20/61	3,000	2,006
3.80%, 04/06/71	4,000	2,739
4.10%, 09/15/67	4,000	2,946
UnitedHealth Group, Inc.
2.00%, 05/15/30	4,000	3,579
4.20%, 05/15/32	3,000	2,903
4.45%, 12/15/48	2,000	1,656
4.75%, 07/15/45 - 05/15/52	4,000	3,474
5.05%, 04/15/53	3,000	2,677
5.20%, 04/15/63	3,000	2,669
Vale Overseas Ltd.
6.13%, 06/12/33	5,000	5,240
	Principal Amount	Fair Value
6.40%, 06/28/54	$5,000	$4,921
Ventas Realty LP
3.25%, 10/15/26	5,000	4,924
5.63%, 07/01/34	3,000	3,089
Verisk Analytics, Inc.
5.25%, 06/05/34	5,000	5,101
Verizon Communications, Inc.
2.36%, 03/15/32	4,000	3,447
3.00%, 03/22/27	2,000	1,960
3.40%, 03/22/41	2,000	1,542
3.55%, 03/22/51	3,000	2,146
3.70%, 03/22/61	2,000	1,379
4.40%, 11/01/34	2,000	1,899
Viatris, Inc.
4.00%, 06/22/50	2,000	1,332
Virginia Electric & Power Co.
4.00%, 11/15/46	3,000	2,324
Vistra Operations Co. LLC
6.00%, 04/15/34 (g)	3,000	3,117
Vontier Corp.
2.40%, 04/01/28	4,000	3,772
2.95%, 04/01/31	2,000	1,790
Vornado Realty LP
2.15%, 06/01/26	2,000	1,943
Vulcan Materials Co.
3.90%, 04/01/27	2,000	1,987
Walmart, Inc.
1.80%, 09/22/31	3,000	2,613
2.50%, 09/22/41	3,000	2,116
Walt Disney Co.
2.65%, 01/13/31	2,000	1,844
3.38%, 11/15/26	3,000	2,973
3.60%, 01/13/51	2,000	1,476
4.75%, 11/15/46	2,000	1,799
6.65%, 11/15/37	2,000	2,289
Warnermedia Holdings, Inc.
3.76%, 03/15/27	8,000	7,558
4.28%, 03/15/32	10,000	8,376
Wells Fargo & Co.
4.15%, 01/24/29	5,000	4,984
4.75%, 12/07/46	2,000	1,712
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (c)	2,000	1,927
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (c)	5,000	3,780

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24%, 01/24/31 (c)	$5,000	$5,129
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (c)	3,000	3,078
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (c)	7,000	7,652
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (c)	3,000	2,899
Williams Cos., Inc.
3.75%, 06/15/27	3,000	2,966
4.85%, 03/01/48	3,000	2,598
4.90%, 01/15/45	2,000	1,756
5.40%, 03/04/44	2,000	1,879
Willis North America, Inc.
3.88%, 09/15/49	2,000	1,476
Workday, Inc.
3.50%, 04/01/27	3,000	2,962
3.70%, 04/01/29	3,000	2,931
Zoetis, Inc.
3.00%, 09/12/27	3,000	2,927
3.90%, 08/20/28	2,000	1,985
5.60%, 11/16/32	5,000	5,280
		2,367,557
Non-Agency Collateralized Mortgage Obligations - 6.1%
Bank
3.18%, 09/15/60 (a)	158,000	153,770
4.41%, 11/15/61 (a)(c)	66,000	65,822
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	34,000	31,667
CD Mortgage Trust
2.91%, 08/15/57 (a)	63,000	58,404
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(c)	31,273	29,493
	Principal Amount	Fair Value
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	$105,000	$97,880
3.05%, 11/10/52 (a)	56,000	52,436
4.14%, 03/10/51 (a)(c)	25,000	23,865
4.54%, 11/10/48 (a)(c)	25,000	19,886
JPMBB Commercial Mortgage Securities Trust
4.80%, 11/15/48 (c)	20,000	9,191
MASTR Alternative Loan Trust
5.00%, 08/25/18 (d)	729	15
Morgan Stanley Bank of America Merrill Lynch Trust
0.29%, 03/15/48 (c)(d)	838	1
		542,430
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38 (a)(h)	15,000	15,244
Total Bonds and Notes (Cost $9,156,720)		8,697,448
Total Investments in Securities (Cost $9,156,720)		8,697,448
	Number of Shares
Short-Term Investment - 18.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.31% (i)(j) (Cost $1,672,827)	1,672,827	1,672,827
Total Investments (Cost $10,829,547)		10,370,275
Liabilities in Excess of Other Assets, net - (17.1)%		(1,513,939)
NET ASSETS - 100.0%		$8,856,336

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$650	1.00%/ Quarterly	06/20/30	$(14,291)	$(10,137)	$(4,154)
The Fund had the following long futures contracts open at June 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2025	1	$207,252	$208,058	$806
5 Yr. U.S. Treasury Notes Futures	September 2025	24	2,586,732	2,616,000	29,268
					$30,074
The Fund had the following short futures contracts open at June 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	September 2025	2	$(221,059)	$(224,250)	$(3,191)
Ultra Long-Term U.S. Treasury Bond Futures	September 2025	1	(115,935)	(119,125)	(3,190)
10 Yr. U.S. Treasury Ultra Futures	September 2025	7	(785,682)	(799,859)	(14,177)
					$(20,558)
During the period ended June 30, 2025, the average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$2,633,773	$979,083	$514,286
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to $184,216 or 2.08% of the net assets of the State Street Income V.I.S. Fund.
(h)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(j)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2025.
Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$2,897,496	$—	$2,897,496
Agency Mortgage Backed	—	2,767,125	—	2,767,125
Agency Collateralized Mortgage Obligations	—	107,596	—	107,596
Corporate Notes	—	2,367,557	—	2,367,557
Non-Agency Collateralized Mortgage Obligations	—	542,430	—	542,430
Municipal Bonds and Notes	—	15,244	—	15,244
Short-Term Investment	1,672,827	—	—	1,672,827
Total Investments in Securities	$1,672,827	$8,697,448	$—	$10,370,275
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(4,154)	$—	$(4,154)
Long Futures Contracts - Unrealized Appreciation	30,074	—	—	30,074
Short Futures Contracts - Unrealized Depreciation	(20,558)	—	—	(20,558)
Total Other Financial Instruments	$9,516	$(4,154)	$—	$5,362

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,776,614	$1,776,614	$993,461	$1,097,248	$—	$—	1,672,827	$1,672,827	$35,338
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	17

State Street Income V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/25(a)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date						1/3/95
Net asset value, beginning of period	$9.57	$9.98	$9.73	$11.86	$12.48	$12.00
Income/(loss) from investment operations:
Net investment income(b)	0.13	0.30	0.26	0.17	0.12	0.19
Net realized and unrealized gains/(losses) on investments	0.21	(0.38)	0.20	(1.87)	(0.35)	0.65
Total income/(loss) from investment operations	0.34	(0.08)	0.46	(1.70)	(0.23)	0.84
Less distributions from:
Net investment income	—	(0.33)	(0.21)	(0.29)	(0.28)	(0.32)
Net realized gains	—	—	—	(0.14)	(0.11)	(0.04)
Total distributions	—	(0.33)	(0.21)	(0.43)	(0.39)	(0.36)
Net asset value, end of period	$9.91	$9.57	$9.98	$9.73	$11.86	$12.48
Total Return(c)	3.55%	(0.82)%	4.68%	(14.38)%	(1.81)%	7.03%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$8,856	$8,916	$10,157	$10,616	$14,766	$17,435
Ratios to average net assets:
Net expenses	1.55%(d)	1.37%	1.36%	1.24%	1.06%	1.06%
Gross expenses	1.56%(d)	1.37%	1.38%	1.24%	1.06%	1.06%
Net investment income	2.71%(d)	2.98%	2.69%	1.62%	1.01%	1.50%
Portfolio turnover rate	21%(e)	52%(e)	59%(e)	51%(e)	81%(e)	120%(e)
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	The portfolio turnover calculated for the period ended 6/30/2025 and fiscal years ended 12/31/24, 12/31/23, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 119%, 113%, 263%, 178%, 183% and 277%, respectively.
The accompanying Notes are an integral part of these financial statements.
18	Financial Highlights

State Street Income V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Assets
Investments in unaffiliated securities, at fair value (cost $9,156,720)	$8,697,448
Investments in affiliated securities, at fair value (cost $1,672,827)	1,672,827
Net cash collateral on deposit with broker for swap contracts and TBAs	14,229
Receivable for investments sold	25,327
Income receivables	69,078
Income receivable from affiliated investments	5,717
Receivable for accumulated variation margin on futures contracts	9,546
Total assets	10,494,172
Liabilities
Net cash collateral on futures contracts due to broker	11,633
Payable for investments purchased	1,570,127
Payable for fund shares redeemed	2,349
Payable for accumulated variation margin on swap contracts	14,490
Payable to the Adviser	3,521
Payable for custody, fund accounting and sub-administration fees	18,324
Accrued other expenses	17,392
Total liabilities	1,637,836

Net Assets	$8,856,336
Net Assets Consist of:
Capital paid in	$10,409,611
Total distributable earnings (loss)	(1,553,275)
Net Assets	$8,856,336
Shares outstanding ($0.01 par value; unlimited shares authorized)	893,359
Net asset value per share	$9.91
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	19

State Street Income V.I.S. Fund
Statement of Operations — For the period ended June 30, 2025 (Unaudited)
Investment Income
Income
Interest	$152,425
Income from affiliated investments	35,338
Total income	187,763
Expenses
Advisory and administration fees	22,046
Directors' fees	9,699
Custody, fund accounting and sub-administration fees	14,061
Professional fees	16,298
Printing and shareholder reports	363
Registration fees	734
Other expenses	5,803
Total expenses before waivers	69,004
Less: Fees waived by the adviser	(511)
Net expenses	68,493
Net investment income (loss)	$119,270
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$(65,665)
Futures	(5,101)
Swap contracts	(1,795)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	261,839
Futures	10,255
Swap contracts	(2,864)
Net realized and unrealized gain (loss) on investments	196,669
Net Increase (Decrease) in Net Assets Resulting from Operations	$315,939
The accompanying Notes are an integral part of these financial statements.
20	Statement of Operations

State Street Income V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025(a)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$119,270	$287,473
Net realized gain (loss) on investments, futures and swap contracts	(72,561)	(66,154)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	269,230	(292,998)
Net increase (decrease) from operations	315,939	(71,679)
Distributions to shareholders:
Total distributions	—	(295,495)
Increase (decrease) in assets from operations and distributions	315,939	(367,174)
Share transactions:
Proceeds from sale of shares	194,906	338,662
Value of distributions reinvested	—	295,495
Cost of shares redeemed	(570,889)	(1,507,215)
Net increase (decrease) from share transactions	(375,983)	(873,058)
Total increase (decrease) in net assets	(60,044)	(1,240,232)
Net Assets
Beginning of period	8,916,380	10,156,612
End of period	$8,856,336	$8,916,380
Changes in Fund Shares
Shares sold	20,129	34,703
Issued for distributions reinvested	—	30,974
Shares redeemed	(58,567)	(151,753)
Net increase (decrease) in fund shares	(38,438)	(86,076)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	21

State Street Income V.I.S. Fund
Notes to Financial Statements — June 30, 2025 (Unaudited)
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund (the “Fund”) and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Company. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
22	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in the Fund’s Schedule of Investments.
Notes to Financial Statements	23

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period ended June 30, 2025, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used
24	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
5.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2025, the Fund entered into futures contracts to manage interest rate risk.
Credit Default Swaps During the period ended June 30, 2025, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
Notes to Financial Statements	25

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$9,546	$—	$—	$—	$—	$9,546

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Swap Contracts	$—	$—	$14,490	$—	$—	$14,490

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$(5,101)	$—	$—	$—	$—	$(5,101)
Swap Contracts	—	—	(1,795)	—	—	(1,795)

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$10,255	$—	$—	$—	$—	$10,255
Swap Contracts	—	—	(2,864)	—	—	(2,864)
26	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
6.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%. SSGA FM is contractually obligated until April 30, 2026 to waive its management fee and/or reimburse certain expenses for the Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2026 except with approval of the Board.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025 are disclosed in the Schedule of Investments.
7.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2025 were as follows:
U.S. Government Securities
Purchases	Sales
$1,325,636	$1,413,746
Non-U.S. Government Securities
Purchases	Sales
$241,129	$413,520
9.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024,  SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Notes to Financial Statements	27

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$10,864,859	$132,994	$622,216	$(489,222)
10.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2025.
11.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general
28	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	29

State Street Income V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract — June 30, 2025 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Income V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.  Following the April 2, 2025 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
__________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
30

State Street Income V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
31

State Street Income V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel.  The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board considered the extensive experience and resources committed by the Adviser to the evaluation of the portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
32

State Street Income V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024.  For purposes of these comparisons the Independent Directors relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Income V.I.S. Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.   The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.  The Board took into account management’s previous discussion of the Fund’s performance, including the relatively small size of the Fund.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers, which reduced the net management fees retained by the Adviser.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any fee waivers), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable.  In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Income V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses, including the relatively small size of the Fund.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund.  The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to
33

State Street Income V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Director may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality
34

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

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State Street Real Estate Securities V.I.S. Fund
Schedule of Investments — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock (REITs) - 99.2% †
Alternate Housing - 4.5%
American Homes 4 Rent, Class A	8,070	$291,085
Invitation Homes, Inc.	12,950	424,760
Sun Communities, Inc.	1,290	163,172
		879,017
Data Center - 12.6%
Digital Realty Trust, Inc.	5,460	951,842
Equinix, Inc.	1,915	1,523,325
		2,475,167
Healthcare - 20.1%
Alexandria Real Estate Equities, Inc.	1,490	108,219
American Healthcare REIT, Inc.	6,990	256,813
Healthcare Realty Trust, Inc.	9,910	157,173
Healthpeak Properties, Inc.	30,373	531,831
National Health Investors, Inc.	2,470	173,196
Omega Healthcare Investors, Inc.	8,250	302,363
Ventas, Inc.	13,410	846,841
Welltower, Inc.	10,140	1,558,822
		3,935,258
Hotel - 2.9%
Apple Hospitality REIT, Inc.	3,280	38,278
DiamondRock Hospitality Co.	15,570	119,266
Host Hotels & Resorts, Inc.	22,650	347,904
Sunstone Hotel Investors, Inc.	7,510	65,187
		570,635
Industrial - 11.3%
Americold Realty Trust, Inc.	7,720	128,383
First Industrial Realty Trust, Inc.	4,290	206,478
Lineage, Inc.	2,580	112,282
LXP Industrial Trust	6,000	49,560
Prologis, Inc.	13,710	1,441,195
Rexford Industrial Realty, Inc.	7,530	267,842
		2,205,740
Multifamily - 10.3%
Camden Property Trust	5,360	604,018
Elme Communities	2,359	37,508
Equity Residential	8,250	556,793
Independence Realty Trust, Inc.	5,340	94,465
UDR, Inc.	17,960	733,307
		2,026,091
	Number of Shares	Fair Value
Net Lease - 7.9%
Agree Realty Corp.	5,760	$420,826
Broadstone Net Lease, Inc.	10,760	172,698
NETSTREIT Corp.	7,535	127,568
NNN REIT, Inc.	4,090	176,606
Realty Income Corp.	11,450	659,634
		1,557,332
Office - 4.9%
BXP, Inc.	3,560	240,193
Cousins Properties, Inc.	11,270	338,438
Douglas Emmett, Inc.	3,280	49,331
Empire State Realty Trust, Inc., Class A	8,434	68,231
Hudson Pacific Properties, Inc. (a)	7,990	21,893
Vornado Realty Trust	6,530	249,707
		967,793
Regional Malls - 3.6%
Macerich Co.	6,580	106,464
Simon Property Group, Inc.	3,750	602,850
		709,314
Self Storage - 8.0%
CubeSmart	5,690	241,825
Extra Space Storage, Inc.	5,590	824,189
Public Storage	1,730	507,617
		1,573,631
Shopping Centers - 8.0%
Brixmor Property Group, Inc.	18,770	488,771
Federal Realty Investment Trust	2,590	246,024
Kimco Realty Corp.	23,670	497,543
Kite Realty Group Trust	14,660	332,049
		1,564,387
Specialty - 5.1%
Iron Mountain, Inc.	5,250	538,492
Lamar Advertising Co., Class A	910	110,438
VICI Properties, Inc.	10,820	352,732
		1,001,662
Total Common Stock (REITs) (Cost $16,305,890)		19,466,027

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Real Estate Securities V.I.S. Fund	1

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Short-Term Investment - 0.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.31% (b)(c) (Cost $135,842)	135,842	$135,842
Total Investments (Cost $16,441,732)		19,601,869
Other Assets and Liabilities, net - 0.1%		16,335
NET ASSETS - 100.0%		$19,618,204
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2025.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$19,466,027	$—	$—	$19,466,027
Short-Term Investment	135,842	—	—	135,842
Total Investments in Securities	$19,601,869	$—	$—	$19,601,869

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	144,695	$144,695	$1,410,086	$1,418,939	$—	$—	135,842	$135,842	$1,764
See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/25(a)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date						5/1/95
Net asset value, beginning of period	$10.57	$9.74	$8.77	$13.89	$12.02	$12.92
Income/(loss) from investment operations:
Net investment income(b)	0.14	0.24	0.25	0.20	0.13	0.17
Net realized and unrealized gains/(losses) on investments	(0.23)	0.77	0.93	(3.66)	4.85	(0.85)
Total income/(loss) from investment operations	(0.09)	1.01	1.18	(3.46)	4.98	(0.68)
Less distributions from:
Net investment income	—	(0.18)	(0.21)	(0.17)	(0.34)	(0.06)
Net realized gains	—	—	—	(1.49)	(2.77)	(0.16)
Total distributions	—	(0.18)	(0.21)	(1.66)	(3.11)	(0.22)
Net asset value, end of period	$10.48	$10.57	$9.74	$8.77	$13.89	$12.02
Total Return(c)	(0.85)%	10.46%	13.50%	(24.93)%	41.80%	(5.23)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$19,618	$21,619	$65,246	$40,669	$45,748	$47,588
Ratios to average net assets:
Gross expenses	1.25%(d)	1.01%	1.00%	1.05%	1.04%	1.04%
Net investment income	2.67%(d)	2.44%	2.75%	1.72%	0.93%	1.49%
Portfolio turnover rate	15%	38%	54%	86%	85%	108%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	3

State Street Real Estate Securities V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Assets
Investments in unaffiliated securities, at fair value (cost $16,305,890)	$19,466,027
Investments in affiliated securities, at fair value (cost $135,842)	135,842
Receivable for investments sold	25,690
Income receivables	68,865
Receivable for fund shares sold	1,969
Income receivable from affiliated investments	279
Total assets	19,698,672
Liabilities
Payable for investments purchased	38,993
Payable to the Adviser	13,865
Payable for custody, fund accounting and sub-administration fees	9,929
Accrued other expenses	17,681
Total liabilities	80,468

Net Assets	$19,618,204
Net Assets Consist of:
Capital paid in	$16,426,342
Total distributable earnings (loss)	3,191,862
Net Assets	$19,618,204
Shares outstanding ($0.01 par value, unlimited shares authorized)	1,872,827
Net asset value per share	$10.48
The accompanying Notes are an integral part of these financial statements.
4	Statement of Assets and Liabilities

State Street Real Estate Securities V.I.S. Fund
Statement of Operations — For the period ended June 30, 2025 (Unaudited)
Investment Income
Income
Dividend	$398,223
Income from affiliated investments	1,764
Total income	399,987
Expenses
Advisory and administration fees	86,674
Directors' fees	9,724
Custody, fund accounting and sub-administration fees	9,551
Professional fees	14,272
Printing and shareholder reports	1,305
Other expenses	5,964
Total expenses	127,490
Net investment income (loss)	$272,497
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on investments	$351,580
Increase (decrease) in unrealized appreciation/(depreciation) on investments	(797,064)
Net realized and unrealized gain (loss) on investments	(445,484)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(172,987)
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	5

State Street Real Estate Securities V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025(a)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$272,497	$1,126,641
Net realized gain (loss) on investments	351,580	3,163,175
Net increase (decrease) in unrealized appreciation/depreciation on investments	(797,064)	278,587
Net increase (decrease) from operations	(172,987)	4,568,403
Distributions to shareholders:
Total distributions	—	(1,047,350)
Increase (decrease) in assets from operations and distributions	(172,987)	3,521,053
Share transactions:
Proceeds from sale of shares	80,638	2,683,751
Value of distributions reinvested	—	1,047,350
Cost of shares redeemed	(1,908,453)	(50,879,339)
Net increase (decrease) from share transactions	(1,827,815)	(47,148,238)
Total increase (decrease) in net assets	(2,000,802)	(43,627,185)
Net Assets
Beginning of period	21,619,006	65,246,191
End of period	$19,618,204	$21,619,006
Changes in Fund Shares
Shares sold	7,687	282,940
Issued for distributions reinvested	—	103,905
Shares redeemed	(181,008)	(5,039,702)
Net increase (decrease) in fund shares	(173,321)	(4,652,857)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
6	Statements of Changes in Net Assets

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements — June 30, 2025 (Unaudited)
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund (the “Fund”). Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Company. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Notes to Financial Statements	7

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
8	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:
Average Daily Net Assets of the Fund	Management Fee
First $100 million	0.85%
Next $100 million	0.80%
Over $200 million	0.75%
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025 are disclosed in the Schedule of Investments.
5.Sub-Advisory Fees
Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Investment Management LLC (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a
Notes to Financial Statements	9

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.
6.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2025 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$3,083,574	$4,644,405
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$16,952,039	$3,670,909	$1,021,079	$2,649,830
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
10	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
The Fund had no outstanding loans as of June 30, 2025.
10.Risks
Concentration Risk As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	11

State Street Real Estate Securities V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract — June 30, 2025 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to State Street Real Estate Securities V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, and the Company on behalf of the Fund, and CenterSquare Investment Management LLC (the “Sub-Adviser”). Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser and Sub-Adviser (“Independent Counsel”) in connection with their consideration of approval of the Agreements. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
__________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
12

State Street Real Estate Securities V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser and Sub-Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser and Sub-Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser and Sub-Adviser, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser and Sub-Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Adviser;
•	Information about the Adviser’s and the Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and the Sub-Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser and Sub-Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s and Sub-Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Adviser; and
•	Information regarding the Adviser’s and Sub-Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and Sub-Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
13

State Street Real Estate Securities V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
○	The Sub-Adviser, with respect to its operations relating to the Fund and its approximate profitability from such operations for the calendar year ended December 31, 2024;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, the Distributor and the Sub-Adviser with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreements effective June 1, 2025, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the Adviser’s process used for overseeing the Sub-Adviser. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and
14

State Street Real Estate Securities V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
In connection with their consideration of the services provided by the Sub-Adviser, the Board considered the Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by the Sub-Adviser to the Fund.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and the Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024. For purposes of these comparisons the Independent Directors relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Real Estate Securities V.I.S. Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, as well as the fees paid to the Sub-Adviser by the Adviser, which reduced the net management fees retained by the Adviser. The Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and the Sub-Adviser, and (ii) the services required of SSGA FM to oversee the Sub-Adviser for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser and Sub-Adviser to the fees charged and services provided to other clients of the Adviser and Sub-Adviser, including institutional accounts, as applicable. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Real Estate Securities V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total
15

State Street Real Estate Securities V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses, including the relatively small size of the Fund.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Adviser in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers and the Sub-Adviser in connection with their relationships with the Fund. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
The Board also considered that the sub-advisory fee rate under the Sub-Advisory Agreement was negotiated with the Sub-Adviser at arm’s length. In considering the profitability to the Sub-Adviser in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives from the Fund. For these reasons, the Board concluded that the profitability of the Sub-Adviser from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the Sub-Advisory Agreement.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. The Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreement.
Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser and Sub-Adviser possess the capability and resources to perform the duties required of them under the Agreements.
16

State Street Real Estate Securities V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
17

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Total Return V.I.S. Fund
Schedule of Investments — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 38.3% †
Common Stock - 38.3%
Advertising - 0.1%
Advantage Solutions, Inc. (a)	1,852	$2,445
Boston Omaha Corp., Class A (a)	577	8,101
DoubleVerify Holdings, Inc. (a)	700	10,479
Emerald Holding, Inc.	546	2,648
Entravision Communications Corp., Class A	1,438	3,336
Ibotta, Inc., Class A (a)	409	14,969
Integral Ad Science Holding Corp. (a)	2,028	16,853
Interpublic Group of Cos., Inc.	2,482	60,759
Magnite, Inc. (a)	3,818	92,090
National CineMedia, Inc.	1,615	7,825
Omnicom Group, Inc.	1,107	79,638
PubMatic, Inc., Class A (a)	1,063	13,224
Stagwell, Inc. (a)	3,279	14,755
TechTarget, Inc. (a)	793	6,162
Thryv Holdings, Inc. (a)	1,065	12,950
Trade Desk, Inc., Class A (a)	2,581	185,806
		532,040
Aerospace & Defense - 0.8%
AAR Corp. (a)	941	64,731
AeroVironment, Inc. (a)	767	218,557
AerSale Corp. (a)	708	4,255
Archer Aviation, Inc., Class A (a)	14,809	160,678
Astronics Corp. (a)	767	25,679
ATI, Inc. (a)	800	69,072
Axon Enterprise, Inc. (a)	441	365,122
Boeing Co. (a)	4,233	886,940
BWX Technologies, Inc.	500	72,030
Byrna Technologies, Inc. (a)	512	15,811
Cadre Holdings, Inc.	791	25,193
Curtiss-Wright Corp.	235	114,809
Ducommun, Inc. (a)	354	29,251
Eve Holding, Inc. (a)	1,351	9,268
General Dynamics Corp.	1,525	444,781
General Electric Co.	6,108	1,572,138
HEICO Corp.	200	65,600
HEICO Corp., Class A	451	116,696
Hexcel Corp.	400	22,596
Howmet Aerospace, Inc.	2,315	430,891
Huntington Ingalls Industries, Inc.	200	48,292
Intuitive Machines, Inc. (a)	3,026	32,893
	Number of Shares	Fair Value
Kratos Defense & Security Solutions, Inc. (a)	4,421	$205,355
L3Harris Technologies, Inc.	1,070	268,399
Leonardo DRS, Inc.	400	18,592
Loar Holdings, Inc. (a)	200	17,234
Lockheed Martin Corp.	1,225	567,346
Mercury Systems, Inc. (a)	1,399	75,350
Moog, Inc., Class A	768	138,985
National Presto Industries, Inc.	139	13,616
Northrop Grumman Corp.	794	396,984
Park Aerospace Corp.	510	7,533
Redwire Corp. (a)	950	15,485
Rocket Lab Corp. (a)	2,300	82,271
RTX Corp.	7,703	1,124,792
Satellogic, Inc., Class A (a)	2,059	7,454
Spirit AeroSystems Holdings, Inc., Class A (a)	600	22,890
StandardAero, Inc. (a)	1,000	31,650
Textron, Inc.	1,071	85,991
TransDigm Group, Inc.	305	463,795
Triumph Group, Inc. (a)	1,982	51,037
V2X, Inc. (a)	434	21,071
Woodward, Inc.	400	98,036
		8,509,149
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	323	33,321
Alamo Group, Inc.	276	60,273
CNH Industrial NV	5,000	64,800
Deere & Co.	1,445	734,768
Lindsay Corp.	302	43,564
Titan International, Inc. (a)	1,412	14,501
Toro Co.	568	40,146
		991,373
Agricultural Products & Services - 0.0%*
Alico, Inc.	150	4,902
Archer-Daniels-Midland Co.	2,842	150,001
Bunge Global SA	817	65,589
Darling Ingredients, Inc. (a)	800	30,352
Fresh Del Monte Produce, Inc.	876	28,400
Ingredion, Inc.	344	46,653
Limoneira Co.	483	7,559
		333,456
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	659	63,231
Expeditors International of Washington, Inc.	791	90,372

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	1

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
FedEx Corp.	1,262	$286,865
Forward Air Corp. (a)	702	17,227
GXO Logistics, Inc. (a)	573	27,905
Hub Group, Inc., Class A	1,617	54,056
Radiant Logistics, Inc. (a)	1,060	6,445
United Parcel Service, Inc., Class B	4,272	431,216
		977,317
Airport Services - 0.0%*
Sky Harbour Group Corp. (a)	646	6,311
Alternative Carriers - 0.0%*
Anterix, Inc. (a)	296	7,592
AST SpaceMobile, Inc. (a)	1,000	46,730
Bandwidth, Inc., Class A (a)	678	10,780
Cogent Communications Holdings, Inc.	1,188	57,274
Globalstar, Inc. (a)	1,268	29,861
Iridium Communications, Inc.	600	18,102
Lumen Technologies, Inc. (a)	25,957	113,692
		284,031
Aluminum - 0.0%*
Alcoa Corp.	1,758	51,879
Century Aluminum Co. (a)	1,377	24,813
Constellium SE (a)	3,900	51,870
Kaiser Aluminum Corp.	414	33,079
Tredegar Corp. (a)	665	5,852
		167,493
Apparel Retail - 0.2%
Abercrombie & Fitch Co., Class A (a)	1,283	106,297
American Eagle Outfitters, Inc.	4,800	46,176
Boot Barn Holdings, Inc. (a)	837	127,224
Buckle, Inc.	870	39,454
Burlington Stores, Inc. (a)	333	77,469
Caleres, Inc.	918	11,218
Citi Trends, Inc. (a)	193	6,444
Designer Brands, Inc., Class A	682	1,623
Foot Locker, Inc. (a)	2,342	57,379
Gap, Inc.	900	19,629
Genesco, Inc. (a)	311	6,124
J Jill, Inc.	179	2,621
Lands' End, Inc. (a)	252	2,699
RealReal, Inc. (a)	2,811	13,465
Revolve Group, Inc. (a)	1,007	20,190
Ross Stores, Inc.	1,875	239,212
	Number of Shares	Fair Value
Shoe Carnival, Inc.	418	$7,821
Stitch Fix, Inc., Class A (a)	2,743	10,149
ThredUp, Inc., Class A (a)	2,546	19,070
TJX Cos., Inc.	6,613	816,639
Torrid Holdings, Inc. (a)	305	900
Urban Outfitters, Inc. (a)	1,698	123,173
Victoria's Secret & Co. (a)	1,887	34,947
Zumiez, Inc. (a)	470	6,232
		1,796,155
Apparel, Accessories & Luxury Goods - 0.1%
Capri Holdings Ltd. (a)	3,187	56,410
Carter's, Inc.	985	29,678
Columbia Sportswear Co.	200	12,216
Figs, Inc., Class A (a)	2,511	14,162
G-III Apparel Group Ltd. (a)	1,014	22,713
Hanesbrands, Inc. (a)	9,553	43,753
Kontoor Brands, Inc.	1,477	97,438
Lakeland Industries, Inc.	299	4,069
Lululemon Athletica, Inc. (a)	627	148,963
Movado Group, Inc.	444	6,771
Oxford Industries, Inc.	387	15,577
PVH Corp.	380	26,068
Ralph Lauren Corp.	200	54,856
Superior Group of Cos., Inc.	233	2,400
Tapestry, Inc.	1,274	111,870
Under Armour, Inc., Class C (a)	2,000	12,980
VF Corp.	1,600	18,800
		678,724
Application Software - 1.3%
8x8, Inc. (a)	3,841	7,528
ACI Worldwide, Inc. (a)	2,825	129,696
Adobe, Inc. (a)	2,429	939,731
Agilysys, Inc. (a)	706	80,936
Alarm.com Holdings, Inc. (a)	1,273	72,014
Alkami Technology, Inc. (a)	1,868	56,302
Amplitude, Inc., Class A (a)	2,411	29,896
ANSYS, Inc. (a)	471	165,425
Appfolio, Inc., Class A (a)	100	23,028
AppLovin Corp., Class A (a)	1,390	486,611
Asana, Inc., Class A (a)	2,576	34,776
Atlassian Corp., Class A (a)	896	181,969
AudioEye, Inc. (a)	175	2,039
Aurora Innovation, Inc. (a)	5,800	30,392
Autodesk, Inc. (a)	1,264	391,296
AvePoint, Inc. (a)	3,630	70,095
Bentley Systems, Inc., Class B	800	43,176

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Bill Holdings, Inc. (a)	492	$22,760
Bit Digital, Inc. (a)	5,192	11,370
Bitdeer Technologies Group, Class A (a)	2,490	28,585
Blackbaud, Inc. (a)	1,060	68,063
BlackLine, Inc. (a)	1,437	81,363
Blend Labs, Inc., Class A (a)	6,254	20,638
Box, Inc., Class A (a)	3,771	128,855
Braze, Inc., Class A (a)	2,089	58,701
C3.ai, Inc., Class A (a)	3,302	81,130
Cadence Design Systems, Inc. (a)	1,541	474,859
CCC Intelligent Solutions Holdings, Inc. (a)	3,150	29,641
Cerence, Inc. (a)	1,198	12,232
Cipher Mining, Inc. (a)	7,345	35,109
Cleanspark, Inc. (a)	7,424	81,887
Clear Secure, Inc., Class A	2,390	66,346
Clearwater Analytics Holdings, Inc., Class A (a)	6,704	147,019
Confluent, Inc., Class A (a)	1,900	47,367
Consensus Cloud Solutions, Inc. (a)	554	12,775
Core Scientific, Inc. (a)	7,521	128,383
CoreCard Corp. (a)	175	5,070
CS Disco, Inc. (a)	613	2,679
Daily Journal Corp. (a)	37	15,623
Datadog, Inc., Class A (a)	1,786	239,913
Digimarc Corp. (a)	455	6,011
Digital Turbine, Inc. (a)	2,620	15,458
Docusign, Inc. (a)	1,089	84,822
Domo, Inc., Class B (a)	973	13,593
Dropbox, Inc., Class A (a)	1,450	41,470
Dynatrace, Inc. (a)	1,670	92,201
E2open Parent Holdings, Inc. (a)	5,664	18,295
eGain Corp. (a)	496	3,100
Elastic NV (a)	600	50,598
EverCommerce, Inc. (a)	591	6,205
Expensify, Inc., Class A (a)	1,886	4,885
Fair Isaac Corp. (a)	137	250,431
Five9, Inc. (a)	2,092	55,396
Freshworks, Inc., Class A (a)	5,553	82,795
Guidewire Software, Inc. (a)	490	115,370
HubSpot, Inc. (a)	296	164,762
I3 Verticals, Inc., Class A (a)	634	17,422
Informatica, Inc., Class A (a)	800	19,480
Intapp, Inc. (a)	1,513	78,101
InterDigital, Inc.	704	157,858
Intuit, Inc.	1,592	1,253,907
	Number of Shares	Fair Value
Jamf Holding Corp. (a)	2,164	$20,580
Kaltura, Inc. (a)	2,236	4,494
Life360, Inc. (a)	446	29,101
LiveRamp Holdings, Inc. (a)	1,733	57,258
Manhattan Associates, Inc. (a)	331	65,363
MARA Holdings, Inc. (a)	9,429	147,847
Meridianlink, Inc. (a)	911	14,786
MicroStrategy, Inc., Class A (a)	1,500	606,345
Mitek Systems, Inc. (a)	1,130	11,187
nCino, Inc. (a)	500	13,985
NCR Voyix Corp. (a)	3,935	46,158
NextNav, Inc. (a)	2,425	36,860
Nutanix, Inc., Class A (a)	1,374	105,029
Olo, Inc., Class A (a)	3,200	28,480
ON24, Inc. (a)	770	4,181
Ooma, Inc. (a)	719	9,275
Pagaya Technologies Ltd., Class A (a)	1,171	24,966
PagerDuty, Inc. (a)	2,238	34,197
Palantir Technologies, Inc., Class A (a)	12,749	1,737,944
Pegasystems, Inc.	700	37,891
Porch Group, Inc. (a)	2,061	24,299
Procore Technologies, Inc. (a)	600	41,052
PROS Holdings, Inc. (a)	1,196	18,729
PTC, Inc. (a)	648	111,676
Q2 Holdings, Inc. (a)	1,690	158,167
Red Violet, Inc.	309	15,203
ReposiTrak, Inc.	343	6,740
Rezolve AI PLC (a)	2,694	8,284
Rimini Street, Inc. (a)	1,024	3,860
RingCentral, Inc., Class A (a)	500	14,175
Riot Platforms, Inc. (a)	9,005	101,756
Roper Technologies, Inc.	655	371,280
Salesforce, Inc.	5,388	1,469,254
Samsara, Inc., Class A (a)	1,600	63,648
SEMrush Holdings, Inc., Class A (a)	1,320	11,946
SoundHound AI, Inc., Class A (a)	9,975	107,032
SoundThinking, Inc. (a)	247	3,225
Sprinklr, Inc., Class A (a)	3,034	25,668
Sprout Social, Inc., Class A (a)	1,294	27,058
SPS Commerce, Inc. (a)	1,035	140,853
Synopsys, Inc. (a)	897	459,874
Terawulf, Inc. (a)	6,988	30,607
Tyler Technologies, Inc. (a)	221	131,018
Unity Software, Inc. (a)	1,998	48,352
Verint Systems, Inc. (a)	1,584	31,157

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	3

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Vertex, Inc., Class A (a)	1,779	$62,861
Viant Technology, Inc., Class A (a)	391	5,173
Weave Communications, Inc. (a)	1,660	13,811
WM Technology, Inc. (a)	2,760	2,473
Workday, Inc., Class A (a)	1,200	288,000
Workiva, Inc. (a)	1,372	93,913
Yext, Inc. (a)	2,914	24,769
Zeta Global Holdings Corp., Class A (a)	5,134	79,526
Zoom Communications, Inc. (a)	1,574	122,741
		14,231,545
Asset Management & Custody Banks - 0.4%
Acadian Asset Management, Inc.	707	24,915
Affiliated Managers Group, Inc.	200	39,354
AlTi Global, Inc. (a)	936	3,884
Ameriprise Financial, Inc.	557	297,288
ARES Management Corp., Class A	1,112	192,598
Artisan Partners Asset Management, Inc., Class A	1,695	75,139
Bank of New York Mellon Corp.	4,186	381,386
Blackrock, Inc.	863	905,503
Blackstone, Inc.	4,182	625,544
Blue Owl Capital, Inc.	3,220	61,856
Carlyle Group, Inc.	1,251	64,301
Cohen & Steers, Inc.	742	55,910
Diamond Hill Investment Group, Inc.	75	10,898
DigitalBridge Group, Inc.	4,699	48,635
Franklin Resources, Inc.	2,100	50,085
GCM Grosvenor, Inc., Class A	1,206	13,941
Hamilton Lane, Inc., Class A	200	28,424
Invesco Ltd.	1,900	29,963
Janus Henderson Group PLC	700	27,188
KKR & Co., Inc.	3,929	522,675
Northern Trust Corp.	1,132	143,526
P10, Inc., Class A	1,539	15,729
SEI Investments Co.	500	44,930
Silvercrest Asset Management Group, Inc., Class A	236	3,743
State Street Corp. (b)	1,761	187,265
StepStone Group, Inc., Class A	1,708	94,794
	Number of Shares	Fair Value
T. Rowe Price Group, Inc.	1,357	$130,950
TPG, Inc.	570	29,897
Victory Capital Holdings, Inc., Class A	1,208	76,913
Virtus Investment Partners, Inc.	172	31,201
Westwood Holdings Group, Inc.	244	3,806
WisdomTree, Inc.	3,470	39,940
		4,262,181
Automobile Manufacturers - 0.6%
Faraday Future Intelligent Electric, Inc. (a)	2,847	4,783
Ford Motor Co.	23,441	254,335
General Motors Co.	5,797	285,270
Lucid Group, Inc. (a)	10,200	21,522
Rivian Automotive, Inc., Class A (a)	4,880	67,051
Stellantis NV	9,063	90,524
Tesla, Inc. (a)	16,351	5,194,059
Thor Industries, Inc.	234	20,781
Winnebago Industries, Inc.	721	20,909
		5,959,234
Automotive Parts & Equipment - 0.1%
Adient PLC (a)	2,311	44,972
American Axle & Manufacturing Holdings, Inc. (a)	3,223	13,150
BorgWarner, Inc.	1,286	43,055
Cooper-Standard Holdings, Inc. (a)	453	9,740
Dana, Inc.	3,519	60,351
Dorman Products, Inc. (a)	752	92,248
Fox Factory Holding Corp. (a)	1,098	28,482
Gentex Corp.	1,058	23,265
Gentherm, Inc. (a)	803	22,717
Holley, Inc. (a)	1,305	2,610
LCI Industries	669	61,006
Lear Corp.	300	28,494
Luminar Technologies, Inc. (a)	617	1,771
Modine Manufacturing Co. (a)	1,424	140,264
Motorcar Parts of America, Inc. (a)	560	6,272
Patrick Industries, Inc.	871	80,367
Phinia, Inc.	1,130	50,274
QuantumScape Corp. (a)	2,200	14,784
Solid Power, Inc. (a)	3,266	7,153
Standard Motor Products, Inc.	580	17,818

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Strattec Security Corp. (a)	116	$7,216
Visteon Corp. (a)	735	68,575
XPEL, Inc. (a)(c)	657	23,586
		848,170
Automotive Retail - 0.2%
Advance Auto Parts, Inc.	1,638	76,151
America's Car-Mart, Inc. (a)	177	9,919
Arko Corp.	2,169	9,175
Asbury Automotive Group, Inc. (a)	527	125,710
AutoNation, Inc. (a)	182	36,154
AutoZone, Inc. (a)	97	360,086
Camping World Holdings, Inc., Class A	1,667	28,656
CarMax, Inc. (a)	900	60,489
Carvana Co. (a)	700	235,872
EVgo, Inc. (a)	3,311	12,085
Group 1 Automotive, Inc.	349	152,412
Lithia Motors, Inc.	200	67,564
Monro, Inc.	835	12,450
Murphy USA, Inc.	92	37,426
OneWater Marine, Inc., Class A (a)	362	4,847
O'Reilly Automotive, Inc. (a)	4,985	449,298
Penske Automotive Group, Inc.	70	12,027
Sonic Automotive, Inc., Class A	384	30,693
Valvoline, Inc. (a)	600	22,722
		1,743,736
Biotechnology - 1.0%
4D Molecular Therapeutics, Inc. (a)	1,341	4,975
89bio, Inc. (a)	3,443	33,810
AbbVie, Inc.	10,297	1,911,329
Abeona Therapeutics, Inc. (a)	1,294	7,350
Absci Corp. (a)	2,390	6,142
ACADIA Pharmaceuticals, Inc. (a)	3,394	73,209
ADMA Biologics, Inc. (a)	6,332	115,306
Aduro Biotech, Inc. (a)(d)**	4,580	—
Agios Pharmaceuticals, Inc. (a)	1,526	50,755
Akebia Therapeutics, Inc. (a)	6,942	25,269
Akero Therapeutics, Inc. (a)	1,902	101,491
Aldeyra Therapeutics, Inc. (a)	1,051	4,025
Alector, Inc. (a)	2,277	3,188
Alkermes PLC (a)	4,428	126,685
	Number of Shares	Fair Value
Allogene Therapeutics, Inc. (a)	2,708	$3,060
Alnylam Pharmaceuticals, Inc. (a)	671	218,806
Altimmune, Inc. (a)	2,007	7,767
Amgen, Inc.	3,123	871,973
Amicus Therapeutics, Inc. (a)	7,932	45,450
AnaptysBio, Inc. (a)	605	13,431
Anavex Life Sciences Corp. (a)	2,085	19,224
Anika Therapeutics, Inc. (a)	224	2,370
Annexon, Inc. (a)	2,864	6,874
Apellis Pharmaceuticals, Inc. (a)	600	10,386
Apogee Therapeutics, Inc. (a)	879	38,175
Arbutus Biopharma Corp. (a)	4,086	12,626
Arcellx, Inc. (a)	1,000	65,850
Arcturus Therapeutics Holdings, Inc. (a)	574	7,468
Arcus Biosciences, Inc. (a)	1,942	15,808
Arcutis Biotherapeutics, Inc. (a)	2,771	38,849
Ardelyx, Inc. (a)	6,133	24,041
ArriVent Biopharma, Inc. (a)	780	16,981
Arrowhead Pharmaceuticals, Inc. (a)	3,222	50,908
ARS Pharmaceuticals, Inc. (a)	1,521	26,541
Astria Therapeutics, Inc. (a)	1,350	7,236
aTyr Pharma, Inc. (a)	2,484	12,594
Aura Biosciences, Inc. (a)	1,344	8,413
Avidity Biosciences, Inc. (a)	3,048	86,563
Avita Medical, Inc. (a)	548	2,899
Beam Therapeutics, Inc. (a)	2,475	42,100
Bicara Therapeutics, Inc. (a)	1,000	9,290
BioCryst Pharmaceuticals, Inc. (a)	5,568	49,889
Biogen, Inc. (a)	892	112,026
Biohaven Ltd. (a)	2,493	35,176
BioMarin Pharmaceutical, Inc. (a)	1,069	58,763
Blueprint Medicines Corp. (a)	1,736	222,520
Bridgebio Pharma, Inc. (a)	4,242	183,170
Candel Therapeutics, Inc. (a)	874	4,422
Capricor Therapeutics, Inc. (a)	1,027	10,198
Cardiff Oncology, Inc. (a)	1,295	4,079
CareDx, Inc. (a)	1,509	29,486
Cargo Therapeutics, Inc. (a)	883	3,638
Cartesian Therapeutics, Inc. (a)	239	2,483
Catalyst Pharmaceuticals, Inc. (a)	3,038	65,925

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	5

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Celcuity, Inc. (a)	924	$12,335
Celldex Therapeutics, Inc. (a)	1,671	34,005
CG oncology, Inc. (a)	1,536	39,936
Chinook Therapeutics, Inc. (a)(d)**	2,824	—
Cidara Therapeutics, Inc. (a)	468	22,796
Cogent Biosciences, Inc. (a)	2,965	21,289
Coherus Oncology, Inc. (a)	2,726	1,994
Compass Therapeutics, Inc. (a)	2,981	7,751
Corvus Pharmaceuticals, Inc. (a)	1,580	6,320
Crinetics Pharmaceuticals, Inc. (a)	2,463	70,836
CSL Ltd.	2,253	353,593
Cullinan Therapeutics, Inc. (a)	1,470	11,069
Cytokinetics, Inc. (a)	3,178	105,001
Day One Biopharmaceuticals, Inc. (a)	2,051	13,331
Denali Therapeutics, Inc. (a)	3,627	50,742
Design Therapeutics, Inc. (a)	759	2,558
DiaMedica Therapeutics, Inc. (a)	885	3,451
Dianthus Therapeutics, Inc. (a)	558	10,396
Disc Medicine, Inc. (a)	678	35,907
Dynavax Technologies Corp. (a)	2,912	28,887
Dyne Therapeutics, Inc. (a)	2,602	24,771
Editas Medicine, Inc. (a)	2,530	5,566
Eledon Pharmaceuticals, Inc. (a)	1,831	4,962
Emergent BioSolutions, Inc. (a)	1,559	9,946
Enanta Pharmaceuticals, Inc. (a)	609	4,604
Entrada Therapeutics, Inc. (a)	515	3,461
Erasca, Inc. (a)	5,098	6,474
Exact Sciences Corp. (a)	1,070	56,860
Exelixis, Inc. (a)	1,660	73,164
Fate Therapeutics, Inc. (a)	2,800	3,136
Foghorn Therapeutics, Inc. (a)	803	3,774
Geron Corp. (a)	15,513	21,873
Gilead Sciences, Inc.	7,261	805,027
Gossamer Bio, Inc. (a)	5,631	6,926
GRAIL, Inc. (a)	839	43,141
Greenwich Lifesciences, Inc. (a)	83	753
Gyre Therapeutics, Inc. (a)	207	1,521
Halozyme Therapeutics, Inc. (a)	700	36,414
	Number of Shares	Fair Value
Heron Therapeutics, Inc. (a)	3,248	$6,723
Humacyte, Inc. (a)	2,675	5,591
Ideaya Biosciences, Inc. (a)	2,334	49,061
ImmunityBio, Inc. (a)	6,463	17,062
Immunome, Inc. (a)	1,879	17,475
Immunovant, Inc. (a)	1,890	30,240
Incyte Corp. (a)	926	63,061
Inhibikase Therapeutics, Inc. (a)	2,039	3,976
Inhibrx Biosciences, Inc. (a)	245	3,496
Inmune Bio, Inc. (a)	404	933
Insmed, Inc. (a)	1,000	100,640
Intellia Therapeutics, Inc. (a)	2,648	24,838
Ionis Pharmaceuticals, Inc. (a)	700	27,657
Iovance Biotherapeutics, Inc. (a)	7,625	13,115
Ironwood Pharmaceuticals, Inc. (a)	2,450	1,757
iTeos Therapeutics, Inc. (a)	735	7,328
Jade Biosciences, Inc.	941	9,401
Janux Therapeutics, Inc. (a)	1,093	25,248
KalVista Pharmaceuticals, Inc. (a)	1,085	12,266
Keros Therapeutics, Inc. (a)	777	10,373
Kodiak Sciences, Inc. (a)	727	2,712
Korro Bio, Inc. (a)	189	2,361
Krystal Biotech, Inc. (a)	666	91,548
Kura Oncology, Inc. (a)	2,073	11,961
Kymera Therapeutics, Inc. (a)	1,266	55,248
Larimar Therapeutics, Inc. (a)	1,163	3,361
Legend Biotech Corp. ADR (a)	600	21,294
Lexeo Therapeutics, Inc. (a)	701	2,818
Madrigal Pharmaceuticals, Inc. (a)	459	138,912
MannKind Corp. (a)	8,360	31,266
MeiraGTx Holdings PLC (a)	1,364	8,893
Metsera, Inc. (a)	433	12,319
MiMedx Group, Inc. (a)	3,093	18,898
Mineralys Therapeutics, Inc. (a)	1,105	14,951
Mirum Pharmaceuticals, Inc. (a)	1,189	60,508
Moderna, Inc. (a)	1,808	49,883
Monopar Therapeutics, Inc. (a)	131	4,687
Monte Rosa Therapeutics, Inc. (a)	1,027	4,632
Myriad Genetics, Inc. (a)	2,514	13,349
Natera, Inc. (a)	700	118,258

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Neurocrine Biosciences, Inc. (a)	600	$75,414
Neurogene, Inc. (a)	289	4,321
Nkarta, Inc. (a)	1,447	2,402
Novavax, Inc. (a)	4,011	25,269
Nurix Therapeutics, Inc. (a)	1,971	22,450
Nuvalent, Inc., Class A (a)	1,170	89,271
Nuvectis Pharma, Inc. (a)	435	3,249
Olema Pharmaceuticals, Inc. (a)	1,752	7,464
Organogenesis Holdings, Inc. (a)	1,847	6,760
ORIC Pharmaceuticals, Inc. (a)	1,279	12,982
Oruka Therapeutics, Inc.	793	8,890
Palvella Therapeutics, Inc. (a)	217	4,891
Perspective Therapeutics, Inc. (a)	1,608	5,532
Praxis Precision Medicines, Inc. (a)	438	18,418
Precigen, Inc. (a)	3,642	5,172
Prime Medicine, Inc. (a)	1,599	3,950
Protagonist Therapeutics, Inc. (a)	1,595	88,156
Protalix BioTherapeutics, Inc. (a)	2,364	3,499
Protara Therapeutics, Inc. (a)	1,107	3,354
PTC Therapeutics, Inc. (a)	2,115	103,297
Puma Biotechnology, Inc. (a)	1,048	3,595
Recursion Pharmaceuticals, Inc., Class A (a)	9,310	47,109
Regeneron Pharmaceuticals, Inc.	607	318,675
REGENXBIO, Inc. (a)	1,311	10,763
Relay Therapeutics, Inc. (a)	3,555	12,300
Replimune Group, Inc. (a)	1,817	16,880
Revolution Medicines, Inc. (a)	1,000	36,790
Rezolute, Inc. (a)	1,965	8,764
Rhythm Pharmaceuticals, Inc. (a)	1,469	92,826
Rigel Pharmaceuticals, Inc. (a)	511	9,571
Rocket Pharmaceuticals, Inc. (a)	2,041	5,000
Roivant Sciences Ltd. (a)	2,500	28,175
Sage Therapeutics, Inc. (a)	1,609	14,674
Sana Biotechnology, Inc. (a)	3,763	10,273
Sarepta Therapeutics, Inc. (a)	500	8,550
Savara, Inc. (a)	2,831	6,455
Scholar Rock Holding Corp. (a)	2,163	76,613
	Number of Shares	Fair Value
SELLAS Life Sciences Group, Inc. (a)	2,945	$6,450
Sionna Therapeutics, Inc. (a)	379	6,576
Soleno Therapeutics, Inc. (a)	1,094	91,655
Solid Biosciences, Inc. (a)	1,927	9,384
SpringWorks Therapeutics, Inc. (a)	1,981	93,087
Spyre Therapeutics, Inc. (a)	1,391	20,823
Stoke Therapeutics, Inc. (a)	942	10,692
Summit Therapeutics, Inc. (a)	800	17,024
Syndax Pharmaceuticals, Inc. (a)	2,141	20,050
Tango Therapeutics, Inc. (a)	2,209	11,310
Taysha Gene Therapies, Inc. (a)	4,292	9,915
Tectonic Therapeutic, Inc. (a)	330	6,557
Tevogen Bio Holdings, Inc. (a)	907	1,134
TG Therapeutics, Inc. (a)	3,944	141,945
Tonix Pharmaceuticals Holding Corp. (a)	224	8,060
Tourmaline Bio, Inc. (a)	651	10,409
Travere Therapeutics, Inc. (a)	2,428	35,934
TriSalus Life Sciences, Inc. (a)	561	3,057
Twist Bioscience Corp. (a)	1,600	58,864
Tyra Biosciences, Inc. (a)	721	6,900
Ultragenyx Pharmaceutical, Inc. (a)	400	14,544
United Therapeutics Corp. (a)	211	60,631
Upstream Bio, Inc. (a)	1,004	11,024
UroGen Pharma Ltd. (a)	900	12,330
Vanda Pharmaceuticals, Inc. (a)	1,667	7,868
Vaxcyte, Inc. (a)	3,420	111,184
Vera Therapeutics, Inc. (a)	1,420	33,455
Veracyte, Inc. (a)	2,100	56,763
Verastem, Inc. (a)	818	3,395
Vericel Corp. (a)	1,324	56,336
Vertex Pharmaceuticals, Inc. (a)	1,499	667,355
Verve Therapeutics, Inc. (a)	2,004	22,505
Viking Therapeutics, Inc. (a)	800	21,200
Vir Biotechnology, Inc. (a)	2,544	12,822
Viridian Therapeutics, Inc. (a)	1,941	27,135
Voyager Therapeutics, Inc. (a)	1,279	3,978
Xencor, Inc. (a)	1,781	13,999
XOMA Royalty Corp. (a)	244	6,149
Y-mAbs Therapeutics, Inc. (a)	931	4,199
Zenas Biopharma, Inc. (a)	406	3,934
Zymeworks, Inc. (a)	1,437	18,034
		10,894,082

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	7

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Brewers - 0.0%*
Boston Beer Co., Inc., Class A (a)	14	$2,672
Molson Coors Beverage Co., Class B	980	47,128
		49,800
Broadcasting - 0.0%*
AMC Networks, Inc., Class A (a)	950	5,957
EW Scripps Co., Class A (a)	1,732	5,092
Fox Corp., Class A	1,400	78,456
Fox Corp., Class B	700	36,141
Gray Media, Inc.	2,314	10,482
iHeartMedia, Inc., Class A (a)	2,448	4,308
Newsmax, Inc. (a)	259	3,919
Nexstar Media Group, Inc.	214	37,011
Paramount Global, Class A	540	12,393
Paramount Global, Class B	2,804	36,172
Sinclair, Inc.	904	12,493
TEGNA, Inc.	4,338	72,705
		315,129
Broadline Retail - 1.2%
Amazon.com, Inc. (a)	55,703	12,220,681
eBay, Inc.	2,828	210,573
Etsy, Inc. (a)	591	29,645
Groupon, Inc. (a)	707	23,649
Kohl's Corp.	3,033	25,720
Macy's, Inc.	1,100	12,826
Ollie's Bargain Outlet Holdings, Inc. (a)	300	39,534
Savers Value Village, Inc. (a)	642	6,548
		12,569,176
Building Products - 0.3%
A.O. Smith Corp.	606	39,735
AAON, Inc.	500	36,875
Advanced Drainage Systems, Inc.	400	45,944
Allegion PLC	556	80,131
American Woodmark Corp. (a)	392	20,921
Apogee Enterprises, Inc.	569	23,101
Armstrong World Industries, Inc.	300	48,732
AZEK Co., Inc. (a)	700	38,045
AZZ, Inc.	790	74,639
Builders FirstSource, Inc. (a)	600	70,014
Carlisle Cos., Inc.	215	80,281
	Number of Shares	Fair Value
Carrier Global Corp.	4,852	$355,118
CSW Industrials, Inc.	449	128,787
Fortune Brands Innovations, Inc.	735	37,838
Gibraltar Industries, Inc. (a)	826	48,734
Griffon Corp.	1,059	76,640
Hayward Holdings, Inc. (a)	500	6,900
Insteel Industries, Inc.	517	19,238
Janus International Group, Inc. (a)	3,551	28,905
JELD-WEN Holding, Inc. (a)	1,951	7,648
Johnson Controls International PLC	3,765	397,659
Lennox International, Inc.	198	113,502
Masco Corp.	1,200	77,232
Masterbrand, Inc. (a)	3,274	35,785
Owens Corning	467	64,222
Quanex Building Products Corp.	1,233	23,304
Resideo Technologies, Inc. (a)	4,068	89,740
Simpson Manufacturing Co., Inc.	300	46,593
Tecnoglass, Inc.	667	51,599
Trane Technologies PLC	1,306	571,257
Trex Co., Inc. (a)	596	32,410
UFP Industries, Inc.	1,640	162,950
Zurn Elkay Water Solutions Corp.	4,084	149,352
		3,083,831
Cable & Satellite - 0.1%
Altice USA, Inc., Class A (a)	7,390	15,815
Cable One, Inc.	147	19,964
Charter Communications, Inc., Class A (a)	573	234,248
Comcast Corp., Class A	21,243	758,163
EchoStar Corp., Class A (a)	3,695	102,351
Liberty Broadband Corp., Class A (a)	180	17,607
Liberty Broadband Corp., Class C (a)	500	49,190
Sirius XM Holdings, Inc.	913	20,972
WideOpenWest, Inc. (a)	1,055	4,283
		1,222,593
Cargo Ground Transportation - 0.1%
ArcBest Corp.	607	46,745
Covenant Logistics Group, Inc.	393	9,475
Heartland Express, Inc.	1,459	12,606

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
JB Hunt Transport Services, Inc.	454	$65,194
Knight-Swift Transportation Holdings, Inc.	822	36,357
Landstar System, Inc.	244	33,921
Marten Transport Ltd.	1,519	19,732
Old Dominion Freight Line, Inc.	1,058	171,714
PAMT Corp. (a)	196	2,523
Proficient Auto Logistics, Inc. (a)	450	3,267
RXO, Inc. (a)	4,292	67,470
Ryder System, Inc.	294	46,746
Saia, Inc. (a)	176	48,222
U-Haul Holding Co.	647	35,177
Universal Logistics Holdings, Inc.	144	3,655
Werner Enterprises, Inc.	1,669	45,664
XPO, Inc. (a)	600	75,774
		724,242
Casinos & Gaming - 0.1%
Accel Entertainment, Inc. (a)	1,489	17,526
Boyd Gaming Corp.	400	31,292
Caesars Entertainment, Inc. (a)	1,059	30,065
Churchill Downs, Inc.	390	39,390
DraftKings, Inc., Class A (a)	2,500	107,225
Everi Holdings, Inc. (a)	2,331	33,193
Golden Entertainment, Inc.	534	15,716
Inspired Entertainment, Inc. (a)	463	3,783
International Game Technology PLC	3,078	48,663
Las Vegas Sands Corp.	1,859	80,885
Light & Wonder, Inc. (a)	580	55,831
MGM Resorts International (a)	1,200	41,268
Monarch Casino & Resort, Inc.	333	28,784
Penn Entertainment, Inc. (a)	700	12,509
PlayAGS, Inc. (a)	1,121	14,001
Red Rock Resorts, Inc., Class A	1,325	68,940
Rush Street Interactive, Inc. (a)	2,446	36,445
Wynn Resorts Ltd.	570	53,392
		718,908
Coal & Consumable Fuels - 0.0%*
Centrus Energy Corp., Class A (a)	390	71,440
	Number of Shares	Fair Value
Core Natural Resources, Inc.	1,411	$98,403
Energy Fuels, Inc. (a)	5,751	33,068
Hallador Energy Co. (a)	715	11,318
Lightbridge Corp. (a)	556	7,434
NACCO Industries, Inc., Class A	108	4,786
Peabody Energy Corp.	3,306	44,367
Uranium Energy Corp. (a)	11,610	78,948
		349,764
Commercial & Residential Mortgage Finance - 0.1%
Enact Holdings, Inc.	738	27,417
Essent Group Ltd.	2,700	163,971
Federal Agricultural Mortgage Corp., Class C	247	47,987
Finance of America Cos., Inc., Class A (a)	150	3,498
loanDepot, Inc., Class A (a)	2,727	3,463
Merchants Bancorp	722	23,877
MGIC Investment Corp.	1,200	33,408
Mr. Cooper Group, Inc. (a)	300	44,763
NMI Holdings, Inc. (a)	2,108	88,936
Onity Group, Inc. (a)	166	6,336
PennyMac Financial Services, Inc.	798	79,513
Radian Group, Inc.	3,844	138,461
Rocket Cos., Inc., Class A	500	7,090
Security National Financial Corp., Class A (a)	470	4,629
Velocity Financial, Inc. (a)	230	4,264
Walker & Dunlop, Inc.	866	61,036
Waterstone Financial, Inc.	479	6,615
		745,264
Commercial Printing - 0.0%*
Deluxe Corp.	1,224	19,474
Ennis, Inc.	714	12,952
Quad/Graphics, Inc.	845	4,774
		37,200
Commodity Chemicals - 0.1%
AdvanSix, Inc.	709	16,839
Cabot Corp.	1,476	110,700
Core Molding Technologies, Inc. (a)	197	3,268
Dow, Inc.	4,136	109,521
Hawkins, Inc.	520	73,892
Koppers Holdings, Inc.	542	17,425
Kronos Worldwide, Inc.	459	2,846

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	9

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
LyondellBasell Industries NV, Class A	1,634	$94,543
Mativ Holdings, Inc.	1,476	10,067
Olin Corp.	490	9,844
PureCycle Technologies, Inc. (a)	3,560	48,772
Trinseo PLC	1,131	3,529
Tronox Holdings PLC	3,128	15,859
Westlake Corp.	200	15,186
		532,291
Communications Equipment - 0.3%
ADTRAN Holdings, Inc. (a)	2,180	19,555
Applied Optoelectronics, Inc. (a)	1,479	37,996
Arista Networks, Inc. (a)	6,016	615,497
Aviat Networks, Inc. (a)	336	8,081
BK Technologies Corp. (a)	86	4,053
Calix, Inc. (a)	1,600	85,104
Ciena Corp. (a)	879	71,489
Cisco Systems, Inc.	23,066	1,600,319
Clearfield, Inc. (a)	339	14,716
CommScope Holding Co., Inc. (a)	5,570	46,120
Digi International, Inc. (a)	940	32,768
Extreme Networks, Inc. (a)	3,477	62,412
F5, Inc. (a)	400	117,728
Harmonic, Inc. (a)	2,868	27,160
Inseego Corp. (a)	418	3,444
Juniper Networks, Inc.	1,855	74,070
Lumentum Holdings, Inc. (a)	400	38,024
Motorola Solutions, Inc.	949	399,017
NETGEAR, Inc. (a)	728	21,163
NetScout Systems, Inc. (a)	1,919	47,610
Ribbon Communications, Inc. (a)	2,610	10,466
Ubiquiti, Inc.	39	16,054
Viasat, Inc. (a)	3,200	46,720
Viavi Solutions, Inc. (a)	5,939	59,806
		3,459,372
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	1,218	81,764
GameStop Corp., Class A (a)	2,300	56,097
		137,861
Construction & Engineering - 0.2%
AECOM	800	90,288
Ameresco, Inc., Class A (a)	863	13,109
	Number of Shares	Fair Value
API Group Corp. (a)	1,400	$71,470
Arcosa, Inc.	1,301	112,810
Argan, Inc.	362	79,814
Bowman Consulting Group Ltd. (a)	360	10,350
Centuri Holdings, Inc. (a)	407	9,133
Comfort Systems USA, Inc.	191	102,416
Concrete Pumping Holdings, Inc.	590	3,629
Construction Partners, Inc., Class A (a)	1,276	135,613
Dycom Industries, Inc. (a)	760	185,736
EMCOR Group, Inc.	244	130,513
Everus Construction Group, Inc. (a)	175	11,118
Ferrovial SE	2,389	126,924
Fluor Corp. (a)	4,566	234,099
Granite Construction, Inc.	1,181	110,435
Great Lakes Dredge & Dock Corp. (a)	1,817	22,149
IES Holdings, Inc. (a)	247	73,169
Limbach Holdings, Inc. (a)	292	40,909
MasTec, Inc. (a)	400	68,172
Matrix Service Co. (a)	720	9,727
MYR Group, Inc. (a)	431	78,205
NWPX Infrastructure, Inc. (a)	225	9,227
Orion Group Holdings, Inc. (a)	926	8,399
Primoris Services Corp.	1,472	114,728
Quanta Services, Inc.	828	313,050
Southland Holdings, Inc. (a)	505	2,111
Sterling Infrastructure, Inc. (a)	812	187,353
Tutor Perini Corp. (a)	1,170	54,733
Valmont Industries, Inc.	139	45,393
WillScot Holdings Corp.	1,340	36,716
		2,491,498
Construction Machinery & Heavy Transportation Equipment - 0.2%
Allison Transmission Holdings, Inc.	480	45,595
Astec Industries, Inc.	594	24,764
Atmus Filtration Technologies, Inc.	2,252	82,018
Blue Bird Corp. (a)	831	35,866
Caterpillar, Inc.	2,735	1,061,754
Cummins, Inc.	747	244,642
Douglas Dynamics, Inc.	628	18,507
Federal Signal Corp.	1,609	171,230
Greenbrier Cos., Inc.	792	36,472
Manitowoc Co., Inc. (a)	979	11,767

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Microvast Holdings, Inc. (a)	5,552	$20,154
Miller Industries, Inc.	311	13,827
Oshkosh Corp.	400	45,416
PACCAR, Inc.	2,985	283,754
REV Group, Inc.	1,383	65,817
Shyft Group, Inc.	922	11,562
Terex Corp.	1,790	83,575
Trinity Industries, Inc.	2,204	59,530
Wabash National Corp.	1,214	12,905
Westinghouse Air Brake Technologies Corp.	1,031	215,840
		2,544,995
Construction Materials - 0.1%
Amrize Ltd. (a)	2,427	120,679
CRH PLC	3,970	364,446
Eagle Materials, Inc.	200	40,422
Holcim AG	2,427	179,586
James Hardie Industries PLC CDI (a)	2,684	73,349
Knife River Corp. (a)	1,561	127,440
Martin Marietta Materials, Inc.	347	190,489
Smith-Midland Corp. (a)	110	3,692
U.S. Lime & Minerals, Inc.	273	27,245
Vulcan Materials Co.	831	216,741
		1,344,089
Consumer Electronics - 0.0%*
Garmin Ltd.	974	203,293
Sonos, Inc. (a)	3,112	33,641
		236,934
Consumer Finance - 0.3%
Ally Financial, Inc.	1,587	61,814
American Express Co.	3,237	1,032,538
Atlanticus Holdings Corp. (a)	134	7,336
Bread Financial Holdings, Inc.	1,274	72,771
Capital One Financial Corp.	3,679	782,744
Consumer Portfolio Services, Inc. (a)	167	1,642
Credit Acceptance Corp. (a)	39	19,868
Dave, Inc. (a)	254	68,176
Encore Capital Group, Inc. (a)	609	23,574
Enova International, Inc. (a)	686	76,503
FirstCash Holdings, Inc.	1,077	145,546
Green Dot Corp., Class A (a)	1,498	16,148
LendingClub Corp. (a)	3,120	37,534
LendingTree, Inc. (a)	321	11,899
Medallion Financial Corp.	468	4,460
	Number of Shares	Fair Value
Navient Corp.	1,931	$27,227
Nelnet, Inc., Class A	385	46,631
NerdWallet, Inc., Class A (a)	945	10,367
OneMain Holdings, Inc.	600	34,200
Oportun Financial Corp. (a)	1,004	7,189
OppFi, Inc.	510	7,135
PRA Group, Inc. (a)	1,079	15,915
PROG Holdings, Inc.	1,056	30,994
Regional Management Corp.	247	7,215
SLM Corp.	1,300	42,627
SoFi Technologies, Inc. (a)	6,000	109,260
Synchrony Financial	2,342	156,305
Upstart Holdings, Inc. (a)	2,288	147,988
World Acceptance Corp. (a)	95	15,686
		3,021,292
Consumer Staples Merchandise Retail - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	700	75,481
Costco Wholesale Corp.	2,594	2,567,904
Dollar General Corp.	1,337	152,926
Dollar Tree, Inc. (a)	1,126	111,519
PriceSmart, Inc.	675	70,902
Target Corp.	2,754	271,682
Walmart, Inc.	25,205	2,464,545
		5,714,959
Copper - 0.0%*
Freeport-McMoRan, Inc.	8,338	361,452
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	1,951	340,118
Equinix, Inc.	551	438,304
		778,422
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	647	157,240
Concentrix Corp.	152	8,034
Conduent, Inc. (a)	4,218	11,135
CSG Systems International, Inc.	781	51,007
ExlService Holdings, Inc. (a)	600	26,274
Genpact Ltd.	1,170	51,492
IBEX Holdings Ltd. (a)	222	6,460
Maximus, Inc.	1,531	107,476
SS&C Technologies Holdings, Inc.	1,200	99,360
TTEC Holdings, Inc. (a)	439	2,112

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	11

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Verra Mobility Corp. (a)	4,420	$112,224
		632,814
Distillers & Vintners - 0.0%*
Brown-Forman Corp., Class A	600	16,482
Brown-Forman Corp., Class B	735	19,779
Constellation Brands, Inc., Class A	798	129,819
MGP Ingredients, Inc.	329	9,860
		175,940
Distributors - 0.0%*
A-Mark Precious Metals, Inc.	413	9,160
Genuine Parts Co.	790	95,835
LKQ Corp.	1,446	53,516
Pool Corp.	243	70,830
Weyco Group, Inc.	160	5,306
		234,647
Diversified Banks - 1.0%
Bank of America Corp.	39,831	1,884,803
Citigroup, Inc.	10,840	922,701
Comerica, Inc.	964	57,503
Fifth Third Bancorp	4,093	168,345
First Citizens BancShares, Inc., Class A	63	123,258
JPMorgan Chase & Co.	16,153	4,682,916
KeyCorp	5,151	89,730
PNC Financial Services Group, Inc.	2,305	429,698
U.S. Bancorp	9,140	413,585
Wells Fargo & Co.	19,091	1,529,571
		10,302,110
Diversified Capital Markets - 0.0%*
Forge Global Holdings, Inc. (a)	211	4,017
Diversified Chemicals - 0.0%*
Chemours Co.	4,133	47,323
Huntsman Corp.	1,211	12,619
LSB Industries, Inc. (a)	1,467	11,442
		71,384
Diversified Financial Services - 0.1%
Alerus Financial Corp.	630	13,633
Apollo Global Management, Inc.	2,434	345,312
Corebridge Financial, Inc.	1,901	67,486
Equitable Holdings, Inc.	1,800	100,980
	Number of Shares	Fair Value
Jackson Financial, Inc., Class A	1,957	$173,762
NewtekOne, Inc.	687	7,749
Voya Financial, Inc.	500	35,500
		744,422
Diversified Metals & Mining - 0.0%*
American Battery Technology Co. (a)	2,721	4,408
Compass Minerals International, Inc. (a)	908	18,242
Contango ORE, Inc. (a)	311	6,058
Ferroglobe PLC (a)(d)(e)**	1,316	—
Ferroglobe PLC (e)	3,423	12,563
Idaho Strategic Resources, Inc. (a)	391	5,114
Ivanhoe Electric, Inc. (a)	2,310	20,952
Materion Corp.	557	44,209
MP Materials Corp. (a)	800	26,616
NioCorp Developments Ltd. (a)	1,663	3,875
Piedmont Lithium, Inc. (a)	521	3,032
U.S. Antimony Corp. (a)	2,743	5,980
U.S. Gold Corp. (a)	352	4,294
		155,343
Diversified Real Estate Activities - 0.0%*
RMR Group, Inc., Class A	455	7,439
St. Joe Co.	1,044	49,799
Tejon Ranch Co. (a)	491	8,327
		65,565
Diversified REITs - 0.0%*
Alexander & Baldwin, Inc.	1,881	33,538
Alpine Income Property Trust, Inc.	264	3,883
American Assets Trust, Inc.	1,441	28,460
Armada Hoffler Properties, Inc.	2,197	15,093
Broadstone Net Lease, Inc.	5,069	81,358
CTO Realty Growth, Inc.	805	13,894
Essential Properties Realty Trust, Inc.	5,396	172,186
Gladstone Commercial Corp.	1,151	16,494
Global Net Lease, Inc.	5,167	39,011
Modiv Industrial, Inc.	301	4,238
NexPoint Diversified Real Estate Trust	1,005	4,211
One Liberty Properties, Inc.	524	12,503

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
WP Carey, Inc.	1,211	$75,542
		500,411
Diversified Support Services - 0.1%
ACV Auctions, Inc., Class A (a)	4,584	74,353
Cintas Corp.	2,042	455,101
Copart, Inc. (a)	5,066	248,589
Driven Brands Holdings, Inc. (a)	1,554	27,288
Healthcare Services Group, Inc. (a)	1,909	28,692
Liquidity Services, Inc. (a)	599	14,130
OPENLANE, Inc. (a)	2,852	69,731
UniFirst Corp.	405	76,229
Vestis Corp.	3,231	18,514
VSE Corp.	554	72,563
		1,085,190
Drug Retail - 0.0%*
Guardian Pharmacy Services, Inc., Class A (a)	378	8,055
Walgreens Boots Alliance, Inc.	3,787	43,475
		51,530
Education Services - 0.1%
Adtalem Global Education, Inc. (a)	1,005	127,866
American Public Education, Inc. (a)	494	15,047
Bright Horizons Family Solutions, Inc. (a)	291	35,965
Coursera, Inc. (a)	3,557	31,159
Duolingo, Inc. (a)	232	95,125
Graham Holdings Co., Class B	86	81,371
Grand Canyon Education, Inc. (a)	200	37,800
KinderCare Learning Cos., Inc. (a)	753	7,605
Laureate Education, Inc. (a)	3,503	81,900
Lincoln Educational Services Corp. (a)	727	16,757
Nerdy, Inc. (a)	2,003	3,265
Perdoceo Education Corp.	1,767	57,763
Strategic Education, Inc.	659	56,101
Stride, Inc. (a)	1,164	169,001
Udemy, Inc. (a)	2,516	17,688
Universal Technical Institute, Inc. (a)	1,199	40,634
		875,047
	Number of Shares	Fair Value
Electric Utilities - 0.5%
ALLETE, Inc.	1,558	$99,821
Alliant Energy Corp.	1,656	100,138
American Electric Power Co., Inc.	3,058	317,298
Constellation Energy Corp.	1,797	580,000
Duke Energy Corp.	4,458	526,044
Edison International	2,311	119,248
Entergy Corp.	2,448	203,478
Evergy, Inc.	1,387	95,606
Eversource Energy	2,184	138,946
Exelon Corp.	5,738	249,144
FirstEnergy Corp.	3,298	132,778
Genie Energy Ltd., Class B	599	16,101
Hawaiian Electric Industries, Inc. (a)	4,698	49,940
IDACORP, Inc.	300	34,635
MGE Energy, Inc.	979	86,583
NextEra Energy, Inc.	11,977	831,443
NRG Energy, Inc.	1,161	186,433
OGE Energy Corp.	1,150	51,037
Oklo, Inc. (a)	2,789	156,156
Otter Tail Corp.	1,051	81,022
PG&E Corp.	12,680	176,759
Pinnacle West Capital Corp.	584	52,251
Portland General Electric Co.	2,999	121,849
PPL Corp.	4,260	144,371
Southern Co.	6,357	583,763
TXNM Energy, Inc.	2,519	141,870
Xcel Energy, Inc.	3,253	221,529
		5,498,243
Electrical Components & Equipment - 0.4%
Acuity, Inc.	200	59,668
Allient, Inc.	408	14,814
American Superconductor Corp. (a)	1,052	38,598
AMETEK, Inc.	1,307	236,515
Amprius Technologies, Inc. (a)	2,698	11,359
Array Technologies, Inc. (a)	3,975	23,452
Atkore, Inc.	934	65,894
Complete Solaria, Inc. (a)	2,039	3,752
Eaton Corp. PLC	2,298	820,363
Emerson Electric Co.	3,299	439,856
EnerSys	1,058	90,745
Enovix Corp. (a)	4,263	44,079
Eos Energy Enterprises, Inc. (a)	6,176	31,621
Fluence Energy, Inc. (a)	2,224	14,923

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	13

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Generac Holdings, Inc. (a)	298	$42,677
Hubbell, Inc.	359	146,619
Hyliion Holdings Corp. (a)	3,686	4,866
KULR Technology Group, Inc. (a)	1,021	7,280
LSI Industries, Inc.	805	13,693
NEXTracker, Inc., Class A (a)	3,855	209,596
nVent Electric PLC	1,000	73,250
Plug Power, Inc. (a)	25,334	37,748
Powell Industries, Inc.	253	53,244
Preformed Line Products Co.	57	9,109
Regal Rexnord Corp.	367	53,200
Rockwell Automation, Inc.	622	206,610
Schneider Electric SE	2,541	673,505
Sensata Technologies Holding PLC	1,000	30,110
Shoals Technologies Group, Inc., Class A (a)	4,373	18,585
Sunrun, Inc. (a)	5,978	48,900
Thermon Group Holdings, Inc. (a)	867	24,345
Vertiv Holdings Co., Class A	2,193	281,603
Vicor Corp. (a)	593	26,898
		3,857,477
Electronic Components - 0.1%
Amphenol Corp., Class A	6,848	676,240
Bel Fuse, Inc., Class A	44	3,954
Bel Fuse, Inc., Class B	271	26,474
Belden, Inc.	1,086	125,759
Coherent Corp. (a)	953	85,017
Corning, Inc.	4,487	235,971
Knowles Corp. (a)	2,243	39,522
Littelfuse, Inc.	190	43,079
M-Tron Industries, Inc. (a)	84	3,528
Rogers Corp. (a)	486	33,281
Vishay Intertechnology, Inc.	3,364	53,420
		1,326,245
Electronic Equipment & Instruments - 0.2%
908 Devices, Inc. (a)	501	3,572
Advanced Energy Industries, Inc.	1,025	135,813
Aeva Technologies, Inc. (a)	852	32,197
Arlo Technologies, Inc. (a)	2,729	46,284
Badger Meter, Inc.	805	197,185
Cognex Corp.	900	28,548
Crane NXT Co.	300	16,170
Daktronics, Inc. (a)	1,137	17,191
	Number of Shares	Fair Value
Evolv Technologies Holdings, Inc. (a)	3,651	$22,782
FARO Technologies, Inc. (a)	519	22,795
Frequency Electronics, Inc.	208	4,724
Itron, Inc. (a)	1,234	162,431
Keysight Technologies, Inc. (a)	1,063	174,183
MicroVision, Inc. (a)	5,842	6,660
Mirion Technologies, Inc. (a)	5,712	122,979
Napco Security Technologies, Inc.	916	27,196
nLight, Inc. (a)	1,279	25,171
Novanta, Inc. (a)	986	127,125
OSI Systems, Inc. (a)	426	95,790
Ouster, Inc. (a)	1,318	31,962
PAR Technology Corp. (a)	1,094	75,891
Powerfleet, Inc. NJ (a)	3,515	15,150
Ralliant Corp. (a)	676	32,812
Red Cat Holdings, Inc. (a)	2,119	15,426
Teledyne Technologies, Inc. (a)	268	137,299
Trimble, Inc. (a)	1,332	101,205
Vishay Precision Group, Inc. (a)	344	9,666
Vontier Corp.	799	29,483
Vuzix Corp. (a)	1,979	5,779
Zebra Technologies Corp., Class A (a)	359	110,701
		1,834,170
Electronic Manufacturing Services - 0.1%
Benchmark Electronics, Inc.	922	35,801
CTS Corp.	779	33,193
Flex Ltd. (a)	2,100	104,832
IPG Photonics Corp. (a)	100	6,865
Jabil, Inc.	614	133,914
Kimball Electronics, Inc. (a)	575	11,057
Methode Electronics, Inc.	1,018	9,681
Neonode, Inc. (a)	314	8,007
Plexus Corp. (a)	720	97,423
Sanmina Corp. (a)	1,439	140,778
TTM Technologies, Inc. (a)	2,710	110,622
		692,173
Environmental & Facilities Services - 0.2%
ABM Industries, Inc.	1,670	78,841
BrightView Holdings, Inc. (a)	1,553	25,857
Casella Waste Systems, Inc., Class A (a)	1,706	196,838

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
CECO Environmental Corp. (a)	804	$22,761
Clean Harbors, Inc. (a)	300	69,354
Enviri Corp. (a)	2,192	19,027
GFL Environmental, Inc.	937	47,204
Montrose Environmental Group, Inc. (a)	878	19,219
Perma-Fix Environmental Services, Inc. (a)	516	5,428
Republic Services, Inc.	1,180	291,000
Rollins, Inc.	1,578	89,031
Tetra Tech, Inc.	1,750	62,930
Veralto Corp.	1,450	146,378
Waste Management, Inc.	2,189	500,887
		1,574,755
Fertilizers & Agricultural Chemicals - 0.0%*
American Vanguard Corp. (a)	730	2,862
CF Industries Holdings, Inc.	982	90,344
Corteva, Inc.	3,982	296,778
FMC Corp.	634	26,469
Intrepid Potash, Inc. (a)	310	11,076
Mosaic Co.	1,747	63,731
Scotts Miracle-Gro Co.	262	17,282
		508,542
Financial Exchanges & Data - 0.4%
Cboe Global Markets, Inc.	652	152,053
CME Group, Inc.	2,102	579,353
Coinbase Global, Inc., Class A (a)	1,200	420,588
Donnelley Financial Solutions, Inc. (a)	723	44,573
FactSet Research Systems, Inc.	236	105,558
Intercontinental Exchange, Inc.	3,243	594,993
MarketAxess Holdings, Inc.	222	49,581
MarketWise, Inc.	49	970
Moody's Corp.	915	458,955
Morningstar, Inc.	190	59,647
MSCI, Inc.	440	253,766
Nasdaq, Inc.	2,418	216,218
Open Lending Corp. (a)	3,050	5,917
S&P Global, Inc.	1,812	955,449
Tradeweb Markets, Inc., Class A	663	97,063
Value Line, Inc.	20	783
		3,995,467
	Number of Shares	Fair Value
Food Distributors - 0.1%
Andersons, Inc.	845	$31,054
Chefs' Warehouse, Inc. (a)	958	61,130
HF Foods Group, Inc. (a)	1,048	3,333
Performance Food Group Co. (a)	900	78,723
SpartanNash Co.	887	23,497
Sysco Corp.	2,898	219,494
U.S. Foods Holding Corp. (a)	1,300	100,113
United Natural Foods, Inc. (a)	1,652	38,508
		555,852
Food Retail - 0.1%
Albertsons Cos., Inc., Class A	2,300	49,473
Casey's General Stores, Inc.	219	111,749
Grocery Outlet Holding Corp. (a)	2,614	32,466
Ingles Markets, Inc., Class A	377	23,894
Kroger Co.	3,509	251,701
Maplebear, Inc. (a)	800	36,192
Natural Grocers by Vitamin Cottage, Inc.	363	14,248
Sprouts Farmers Market, Inc. (a)	500	82,320
Village Super Market, Inc., Class A	251	9,663
Weis Markets, Inc.	425	30,808
		642,514
Footwear - 0.1%
Crocs, Inc. (a)	300	30,384
Deckers Outdoor Corp. (a)	830	85,548
NIKE, Inc., Class B	6,631	471,066
Rocky Brands, Inc.	215	4,771
Skechers USA, Inc., Class A (a)	700	44,170
Steven Madden Ltd.	1,928	46,234
Wolverine World Wide, Inc.	2,217	40,083
		722,256
Forest Products - 0.0%*
Louisiana-Pacific Corp.	300	25,797
Gas Utilities - 0.1%
Atmos Energy Corp.	934	143,939
Chesapeake Utilities Corp.	608	73,094
MDU Resources Group, Inc.	800	13,336
National Fuel Gas Co.	580	49,132
New Jersey Resources Corp.	2,748	123,165
Northwest Natural Holding Co.	1,084	43,057

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	15

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
ONE Gas, Inc.	1,629	$117,060
RGC Resources, Inc.	210	4,700
Southwest Gas Holdings, Inc.	1,760	130,926
Spire, Inc.	1,570	114,594
UGI Corp.	1,300	47,346
		860,349
Gold - 0.1%
Coeur Mining, Inc. (a)	17,396	154,129
Dakota Gold Corp. (a)	2,505	9,243
Newmont Corp.	6,557	382,011
Perpetua Resources Corp. (a)	1,109	13,463
Royal Gold, Inc.	363	64,556
		623,402
Health Care REITs - 0.2%
Alexandria Real Estate Equities, Inc.	1,092	79,312
American Healthcare REIT, Inc.	4,325	158,901
CareTrust REIT, Inc.	5,132	157,039
Community Healthcare Trust, Inc.	764	12,705
Diversified Healthcare Trust	6,021	21,555
Global Medical REIT, Inc.	1,428	9,896
Healthcare Realty Trust, Inc.	2,600	41,236
Healthpeak Properties, Inc.	3,836	67,168
LTC Properties, Inc.	1,250	43,263
Medical Properties Trust, Inc.	3,500	15,085
National Health Investors, Inc.	1,260	88,351
Omega Healthcare Investors, Inc.	1,436	52,629
Sabra Health Care REIT, Inc.	6,341	116,928
Sila Realty Trust, Inc.	1,533	36,286
Strawberry Fields REIT, Inc.	242	2,551
Universal Health Realty Income Trust	359	14,349
Ventas, Inc.	2,403	151,750
Welltower, Inc.	3,794	583,252
		1,652,256
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)	2,652	25,008
Cardinal Health, Inc.	1,435	241,080
Cencora, Inc.	998	299,250
Henry Schein, Inc. (a)	752	54,934
McKesson Corp.	727	532,731
Owens & Minor, Inc. (a)	2,096	19,074
		1,172,077
	Number of Shares	Fair Value
Healthcare Equipment - 0.8%
Abbott Laboratories	10,010	$1,361,460
Accuray, Inc. (a)	2,707	3,709
Alphatec Holdings, Inc. (a)	3,196	35,476
AngioDynamics, Inc. (a)	904	8,968
Anteris Technologies Global Corp. (a)	526	1,994
Artivion, Inc. (a)	1,028	31,971
AtriCure, Inc. (a)	1,329	43,551
Axogen, Inc. (a)	1,195	12,966
Baxter International, Inc.	3,217	97,411
Becton Dickinson & Co.	1,635	281,629
Beta Bionics, Inc. (a)	279	4,062
Boston Scientific Corp. (a)	8,469	909,655
Butterfly Network, Inc. (a)	5,535	11,070
Ceribell, Inc. (a)	709	13,280
ClearPoint Neuro, Inc. (a)	762	9,098
CONMED Corp.	834	43,435
CVRx, Inc. (a)	306	1,799
Delcath Systems, Inc. (a)	863	11,737
Dexcom, Inc. (a)	2,280	199,021
Edwards Lifesciences Corp. (a)	3,351	262,082
Electromed, Inc. (a)	217	4,772
Enovis Corp. (a)	1,567	49,141
Envista Holdings Corp. (a)	1,100	21,494
GE HealthCare Technologies, Inc.	2,629	194,730
Glaukos Corp. (a)	1,518	156,794
Globus Medical, Inc., Class A (a)	680	40,134
Hologic, Inc. (a)	1,200	78,192
IDEXX Laboratories, Inc. (a)	471	252,616
Inogen, Inc. (a)	743	5,223
Inspire Medical Systems, Inc. (a)	165	21,412
Insulet Corp. (a)	368	115,618
Integer Holdings Corp. (a)	938	115,346
Integra LifeSciences Holdings Corp. (a)	1,765	21,657
Intuitive Surgical, Inc. (a)	2,047	1,112,360
iRadimed Corp.	226	13,512
iRhythm Technologies, Inc. (a)	867	133,483
Kestra Medical Technologies Ltd. (a)	394	6,532
KORU Medical Systems, Inc. (a)	1,346	4,819
LeMaitre Vascular, Inc.	549	45,594
LENSAR, Inc. (a)	308	4,056
LivaNova PLC (a)	1,468	66,089

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Lucid Diagnostics, Inc. (a)	2,755	$3,168
Masimo Corp. (a)	276	46,429
Medtronic PLC	7,451	649,504
Neuronetics, Inc. (a)	1,175	4,101
NeuroPace, Inc. (a)	714	7,954
Novocure Ltd. (a)	2,878	51,228
Omnicell, Inc. (a)	1,283	37,720
Orthofix Medical, Inc. (a)	1,111	12,388
Outset Medical, Inc. (a)	514	9,874
Penumbra, Inc. (a)	200	51,326
PROCEPT BioRobotics Corp. (a)	1,432	82,483
Pro-Dex, Inc. (a)	73	3,186
Pulmonx Corp. (a)	654	1,694
Pulse Biosciences, Inc. (a)	403	6,081
QuidelOrtho Corp. (a)	1,857	53,519
ResMed, Inc.	849	219,042
SANUWAVE Health, Inc. (a)	210	6,901
Semler Scientific, Inc. (a)	199	7,709
SI-BONE, Inc. (a)	1,134	21,342
Sight Sciences, Inc. (a)	1,094	4,518
Stereotaxis, Inc. (a)	954	2,022
STERIS PLC	560	134,523
Stryker Corp.	1,993	788,491
Surmodics, Inc. (a)	321	9,537
Tactile Systems Technology, Inc. (a)	562	5,699
Tandem Diabetes Care, Inc. (a)	1,842	34,335
Teleflex, Inc.	310	36,692
TransMedics Group, Inc. (a)	904	121,145
Treace Medical Concepts, Inc. (a)	1,140	6,703
Varex Imaging Corp. (a)	1,009	8,748
Zimmer Biomet Holdings, Inc.	1,096	99,966
Zimvie, Inc. (a)	801	7,489
		8,343,465
Healthcare Facilities - 0.1%
Acadia Healthcare Co., Inc. (a)	400	9,076
Ardent Health, Inc. (a)	542	7,404
Brookdale Senior Living, Inc. (a)	6,304	43,876
Community Health Systems, Inc. (a)	3,369	11,455
Concentra Group Holdings Parent, Inc.	3,192	65,659
Encompass Health Corp.	600	73,578
Ensign Group, Inc.	1,524	235,092
	Number of Shares	Fair Value
HCA Healthcare, Inc.	1,053	$403,404
Joint Corp. (a)	324	3,739
National HealthCare Corp.	350	37,454
Oncology Institute, Inc. (a)	1,910	3,916
PACS Group, Inc. (a)	1,244	16,072
Select Medical Holdings Corp.	2,929	44,462
Sonida Senior Living, Inc. (a)	113	2,819
Surgery Partners, Inc. (a)	2,076	46,149
Tenet Healthcare Corp. (a)	600	105,600
U.S. Physical Therapy, Inc.	388	30,342
Universal Health Services, Inc., Class B	320	57,968
		1,198,065
Healthcare Services - 0.3%
Addus HomeCare Corp. (a)	497	57,249
agilon health, Inc. (a)	8,033	18,476
AirSculpt Technologies, Inc. (a)	496	2,396
Amedisys, Inc. (a)	190	18,694
AMN Healthcare Services, Inc. (a)	989	20,443
Astrana Health, Inc. (a)	1,113	27,691
Aveanna Healthcare Holdings, Inc. (a)	1,517	7,934
BrightSpring Health Services, Inc. (a)	2,314	54,587
Castle Biosciences, Inc. (a)	737	15,050
Chemed Corp.	98	47,719
Cigna Group	1,560	515,705
CorVel Corp. (a)	794	81,607
Cross Country Healthcare, Inc. (a)	891	11,628
CVS Health Corp.	7,339	506,244
DaVita, Inc. (a)	287	40,883
DocGo, Inc. (a)	1,865	2,928
Enhabit, Inc. (a)	1,322	12,744
Fulgent Genetics, Inc. (a)	580	11,530
GeneDx Holdings Corp. (a)	515	47,540
Guardant Health, Inc. (a)	3,202	166,632
Hims & Hers Health, Inc. (a)	5,163	257,376
Innovage Holding Corp. (a)	473	1,745
Labcorp Holdings, Inc.	487	127,842
LifeStance Health Group, Inc. (a)	3,643	18,834
National Research Corp.	445	7,476
NeoGenomics, Inc. (a)	3,309	24,189
Nutex Health, Inc. (a)	98	12,200
OPKO Health, Inc. (a)	8,990	11,867
Option Care Health, Inc. (a)	4,477	145,413

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	17

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Pediatrix Medical Group, Inc. (a)	2,228	$31,972
Pennant Group, Inc. (a)	849	25,343
Performant Healthcare, Inc. (a)	1,920	7,680
Premier, Inc., Class A	2,504	54,913
Privia Health Group, Inc. (a)	3,141	72,243
Quest Diagnostics, Inc.	629	112,987
RadNet, Inc. (a)	1,773	100,901
Talkspace, Inc. (a)	2,878	8,001
Viemed Healthcare, Inc. (a)	1,013	7,000
		2,695,662
Healthcare Supplies - 0.1%
Alcon AG	2,330	205,485
Align Technology, Inc. (a)	449	85,009
Avanos Medical, Inc. (a)	1,264	15,471
Bioventus, Inc., Class A (a)	941	6,230
Cerus Corp. (a)	5,269	7,429
Cooper Cos., Inc. (a)	1,120	79,699
Dentsply Sirona, Inc.	1,667	26,472
Embecta Corp.	1,613	15,630
Haemonetics Corp. (a)	1,372	102,365
ICU Medical, Inc. (a)	659	87,087
Lantheus Holdings, Inc. (a)	1,843	150,868
Merit Medical Systems, Inc. (a)	1,589	148,540
Neogen Corp. (a)	5,635	26,935
OraSure Technologies, Inc. (a)	2,160	6,480
OrthoPediatrics Corp. (a)	388	8,334
RxSight, Inc. (a)	1,027	13,351
Sanara Medtech, Inc. (a)	119	3,379
Solventum Corp. (a)	748	56,728
STAAR Surgical Co. (a)	1,286	21,579
UFP Technologies, Inc. (a)	196	47,855
Utah Medical Products, Inc.	66	3,757
		1,118,683
Healthcare Technology - 0.1%
Certara, Inc. (a)	500	5,850
Claritev Corp. (a)	225	10,154
Definitive Healthcare Corp. (a)	1,406	5,483
Doximity, Inc., Class A (a)	900	55,206
Evolent Health, Inc., Class A (a)	2,995	33,724
Health Catalyst, Inc. (a)	1,758	6,628
HealthStream, Inc.	640	17,709
LifeMD, Inc. (a)	1,028	14,001
	Number of Shares	Fair Value
OptimizeRx Corp. (a)	375	$5,062
Phreesia, Inc. (a)	1,553	44,198
Schrodinger, Inc. (a)	1,435	28,872
Simulations Plus, Inc.	448	7,818
Teladoc Health, Inc. (a)	4,843	42,183
TruBridge, Inc. (a)	300	7,026
Veeva Systems, Inc., Class A (a)	869	250,255
Waystar Holding Corp. (a)	2,453	100,254
		634,423
Heavy Electrical Equipment - 0.1%
Bloom Energy Corp., Class A (a)	5,569	133,210
GE Vernova, Inc.	1,578	834,999
NANO Nuclear Energy, Inc. (a)	742	25,592
Net Power, Inc. (a)	492	1,215
NuScale Power Corp. (a)	3,445	136,284
Power Solutions International, Inc. (a)	188	12,160
		1,143,460
Home Building - 0.2%
Beazer Homes USA, Inc. (a)	809	18,097
Cavco Industries, Inc. (a)	216	93,837
Century Communities, Inc.	711	40,044
Champion Homes, Inc. (a)	1,440	90,158
DR Horton, Inc.	1,640	211,429
Dream Finders Homes, Inc., Class A (a)	775	19,476
Green Brick Partners, Inc. (a)	841	52,882
Hovnanian Enterprises, Inc., Class A (a)	139	14,532
Installed Building Products, Inc.	636	114,683
KB Home	1,905	100,908
Legacy Housing Corp. (a)	309	7,002
Lennar Corp., Class A	1,405	155,407
LGI Homes, Inc. (a)	541	27,872
M/I Homes, Inc. (a)	716	80,278
Meritage Homes Corp.	1,925	128,917
NVR, Inc. (a)	15	110,785
PulteGroup, Inc.	1,198	126,341
Taylor Morrison Home Corp. (a)	2,678	164,483
Toll Brothers, Inc.	515	58,777
TopBuild Corp. (a)	144	46,619
Tri Pointe Homes, Inc. (a)	2,479	79,204
		1,741,731

See Notes to Schedule of Investments and Notes to Financial Statements.
18	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Home Furnishing Retail - 0.0%*
Arhaus, Inc. (a)	1,442	$12,502
Beyond, Inc. (a)	1,318	9,068
Haverty Furniture Cos., Inc.	404	8,221
RH (a)	70	13,231
Sleep Number Corp. (a)	536	3,621
Wayfair, Inc., Class A (a)	600	30,684
Williams-Sonoma, Inc.	700	114,359
		191,686
Home Furnishings - 0.0%*
Bassett Furniture Industries, Inc.	266	4,043
Ethan Allen Interiors, Inc.	634	17,657
Flexsteel Industries, Inc.	123	4,432
La-Z-Boy, Inc.	1,129	41,965
Leggett & Platt, Inc.	3,680	32,825
Lovesac Co. (a)	358	6,516
Mohawk Industries, Inc. (a)	300	31,452
Somnigroup International, Inc.	1,100	74,855
		213,745
Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc., Class A (a)	700	53,172
Home Depot, Inc.	5,732	2,101,580
Lowe's Cos., Inc.	3,303	732,837
Tile Shop Holdings, Inc. (a)	548	3,485
		2,891,074
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT, Inc.	6,134	71,584
Braemar Hotels & Resorts, Inc.	1,391	3,408
Chatham Lodging Trust	1,376	9,591
DiamondRock Hospitality Co.	5,732	43,907
Host Hotels & Resorts, Inc.	3,746	57,538
Park Hotels & Resorts, Inc.	1,200	12,276
Pebblebrook Hotel Trust	3,091	30,879
RLJ Lodging Trust	3,889	28,312
Ryman Hospitality Properties, Inc.	1,604	158,267
Service Properties Trust	4,486	10,721
Summit Hotel Properties, Inc.	2,946	14,995
Sunstone Hotel Investors, Inc.	5,421	47,054
Xenia Hotels & Resorts, Inc.	2,638	33,160
		521,692
	Number of Shares	Fair Value
Hotels, Resorts & Cruise Lines - 0.3%
Airbnb, Inc., Class A (a)	2,490	$329,527
Booking Holdings, Inc.	192	1,111,534
Carnival Corp. (a)	6,049	170,098
Choice Hotels International, Inc.	190	24,107
Expedia Group, Inc.	678	114,365
Global Business Travel Group I (a)	2,664	16,783
Hilton Grand Vacations, Inc. (a)	1,673	69,480
Hilton Worldwide Holdings, Inc.	1,426	379,801
Hyatt Hotels Corp., Class A	200	27,930
Lindblad Expeditions Holdings, Inc. (a)	972	11,343
Marriott International, Inc., Class A	1,293	353,260
Marriott Vacations Worldwide Corp.	874	63,199
Norwegian Cruise Line Holdings Ltd. (a)	2,720	55,162
Royal Caribbean Cruises Ltd.	1,490	466,579
Sabre Corp. (a)	9,931	31,382
Target Hospitality Corp. (a)	976	6,949
Travel & Leisure Co.	300	15,483
Viking Holdings Ltd. (a)	1,000	53,290
Wyndham Hotels & Resorts, Inc.	400	32,484
		3,332,756
Household Appliances - 0.0%*
Cricut, Inc., Class A	1,291	8,740
Hamilton Beach Brands Holding Co., Class A	226	4,043
Helen of Troy Ltd. (a)	600	17,028
SharkNinja, Inc. (a)	500	49,495
Traeger, Inc. (a)	767	1,312
Whirlpool Corp.	258	26,166
		106,784
Household Products - 0.3%
Central Garden & Pet Co. (a)	254	8,936
Central Garden & Pet Co., Class A (a)	1,420	44,432
Church & Dwight Co., Inc.	1,518	145,895
Clorox Co.	747	89,692
Colgate-Palmolive Co.	4,765	433,139
Energizer Holdings, Inc.	1,852	37,336
Kimberly-Clark Corp.	1,888	243,401

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	19

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Oil-Dri Corp. of America	272	$16,045
Procter & Gamble Co.	13,704	2,183,321
Reynolds Consumer Products, Inc.	200	4,284
Spectrum Brands Holdings, Inc.	704	37,312
WD-40 Co.	366	83,481
		3,327,274
Housewares & Specialties - 0.0%*
Newell Brands, Inc.	1,870	10,098
Human Resource & Employment Services - 0.2%
Alight, Inc., Class A	11,309	64,009
Asure Software, Inc. (a)	678	6,617
Automatic Data Processing, Inc.	2,319	715,180
Barrett Business Services, Inc.	665	27,724
Dayforce, Inc. (a)	1,005	55,667
First Advantage Corp. (a)	2,182	36,243
Heidrick & Struggles International, Inc.	525	24,024
HireQuest, Inc.	187	1,872
Insperity, Inc.	968	58,196
Kelly Services, Inc., Class A	730	8,548
Kforce, Inc.	478	19,660
Korn Ferry	1,378	101,049
ManpowerGroup, Inc.	279	11,272
Paychex, Inc.	1,818	264,446
Paycom Software, Inc.	325	75,205
Paylocity Holding Corp. (a)	290	52,545
Robert Half, Inc.	575	23,604
TriNet Group, Inc.	860	62,900
TrueBlue, Inc. (a)	887	5,748
Upwork, Inc. (a)	3,364	45,212
		1,659,721
Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	3,600	37,872
Talen Energy Corp. (a)	300	87,231
Vistra Corp.	1,980	383,744
		508,847
Industrial Conglomerates - 0.1%
3M Co.	3,172	482,905
Honeywell International, Inc.	3,724	867,245
		1,350,150
	Number of Shares	Fair Value
Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	1,296	$365,550
Linde PLC	2,679	1,256,933
		1,622,483
Industrial Machinery & Supplies & Components - 0.4%
3D Systems Corp. (a)	3,540	5,452
AirJoule Technologies Corp. (a)	726	3,361
Albany International Corp., Class A	842	59,049
Chart Industries, Inc. (a)	1,228	202,190
Columbus McKinnon Corp.	799	12,201
Crane Co.	300	56,967
Donaldson Co., Inc.	600	41,610
Dover Corp.	764	139,988
Eastern Co.	129	2,944
Energy Recovery, Inc. (a)	1,493	19,080
Enerpac Tool Group Corp.	1,465	59,420
Enpro, Inc.	563	107,843
Esab Corp.	333	40,143
ESCO Technologies, Inc.	694	133,158
Flowserve Corp.	900	47,115
Fortive Corp.	2,030	105,824
Franklin Electric Co., Inc.	1,088	97,637
Gates Industrial Corp. PLC (a)	1,600	36,848
Gencor Industries, Inc. (a)	296	4,144
Gorman-Rupp Co.	548	20,123
Graco, Inc.	1,039	89,323
Graham Corp. (a)	288	14,259
Helios Technologies, Inc.	862	28,765
Hillenbrand, Inc.	1,810	36,327
Hillman Solutions Corp. (a)	5,508	39,327
Hyster-Yale, Inc.	321	12,769
IDEX Corp.	447	78,480
Illinois Tool Works, Inc.	1,692	418,347
Ingersoll Rand, Inc.	2,301	191,397
ITT, Inc.	500	78,415
JBT Marel Corp.	1,419	170,649
Kadant, Inc.	314	99,679
Kennametal, Inc.	2,106	48,354
L.B. Foster Co., Class A (a)	233	5,096
Lincoln Electric Holdings, Inc.	300	62,196
Mayville Engineering Co., Inc. (a)	342	5,458
Middleby Corp. (a)	310	44,640
Mueller Industries, Inc.	400	31,788
Mueller Water Products, Inc., Class A	4,168	100,199

See Notes to Schedule of Investments and Notes to Financial Statements.
20	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Nordson Corp.	335	$71,814
Omega Flex, Inc.	90	2,914
Otis Worldwide Corp.	2,294	227,152
Palladyne AI Corp. (a)	772	6,685
Parker-Hannifin Corp.	765	534,329
Park-Ohio Holdings Corp.	250	4,465
Pentair PLC	880	90,341
Proto Labs, Inc. (a)	639	25,585
RBC Bearings, Inc. (a)	190	73,112
Richtech Robotics, Inc., Class B (a)	2,225	4,339
Snap-on, Inc.	315	98,022
SPX Technologies, Inc. (a)	1,238	207,588
Standex International Corp.	314	49,135
Stanley Black & Decker, Inc.	787	53,319
Tennant Co.	489	37,888
Timken Co.	300	21,765
Watts Water Technologies, Inc., Class A	746	183,434
Worthington Enterprises, Inc.	850	54,094
Xylem, Inc.	1,433	185,373
		4,681,919
Industrial REITs - 0.1%
Americold Realty Trust, Inc.	1,300	21,619
EastGroup Properties, Inc.	300	50,136
First Industrial Realty Trust, Inc.	700	33,691
Industrial Logistics Properties Trust	1,378	6,270
Innovative Industrial Properties, Inc.	726	40,090
Lineage, Inc.	300	13,056
LXP Industrial Trust	7,824	64,626
Plymouth Industrial REIT, Inc.	1,110	17,827
Prologis, Inc.	5,413	569,015
Rexford Industrial Realty, Inc.	1,148	40,834
STAG Industrial, Inc.	1,200	43,536
Terreno Realty Corp.	2,778	155,762
		1,056,462
Insurance Brokers - 0.2%
Aon PLC, Class A	1,143	407,777
Arthur J Gallagher & Co.	1,397	447,208
Baldwin Insurance Group, Inc. (a)	1,917	82,067
Brown & Brown, Inc.	1,390	154,109
Crawford & Co., Class A	375	3,967
eHealth, Inc. (a)	939	4,085
GoHealth, Inc., Class A (a)	137	760
	Number of Shares	Fair Value
Goosehead Insurance, Inc., Class A	652	$68,793
Hippo Holdings, Inc. (a)	549	15,334
Marsh & McLennan Cos., Inc.	2,907	635,586
Ryan Specialty Holdings, Inc.	500	33,995
Selectquote, Inc. (a)	3,132	7,454
Willis Towers Watson PLC	624	191,256
		2,052,391
Integrated Oil & Gas - 0.5%
BP PLC	74,521	373,452
Chevron Corp.	9,521	1,363,312
Exxon Mobil Corp.	25,168	2,713,110
Occidental Petroleum Corp.	3,999	167,998
Shell PLC	27,806	972,984
		5,590,856
Integrated Telecommunication Services - 0.2%
AT&T, Inc.	40,860	1,182,488
ATN International, Inc.	218	3,542
Frontier Communications Parent, Inc. (a)	1,372	49,941
IDT Corp., Class B	450	30,744
Shenandoah Telecommunications Co.	1,348	18,414
Verizon Communications, Inc.	24,502	1,060,202
		2,345,331
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	1,551	247,695
Golden Matrix Group, Inc. (a)	916	1,557
Playstudios, Inc. (a)	2,171	2,844
Playtika Holding Corp.	1,661	7,857
ROBLOX Corp., Class A (a)	3,297	346,844
Take-Two Interactive Software, Inc. (a)	1,073	260,578
		867,375
Interactive Media & Services - 2.0%
Alphabet, Inc., Class A	33,755	5,948,644
Alphabet, Inc., Class C	27,476	4,873,968
Angi, Inc. (a)	1,215	18,541
Arena Group Holdings, Inc. (a)	511	3,168
Bumble, Inc., Class A (a)	2,323	15,309
Cargurus, Inc. (a)	2,333	78,085
Cars.com, Inc. (a)	1,780	21,093
EverQuote, Inc., Class A (a)	695	16,805
fuboTV, Inc. (a)	8,647	33,377

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	21

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Getty Images Holdings, Inc. (a)	2,781	$4,616
IAC, Inc. (a)	300	11,202
Match Group, Inc.	1,613	49,826
MediaAlpha, Inc., Class A (a)	830	9,088
Meta Platforms, Inc., Class A	12,692	9,367,838
Nextdoor Holdings, Inc. (a)	5,001	8,302
Pinterest, Inc., Class A (a)	3,597	128,988
QuinStreet, Inc. (a)	1,406	22,637
Reddit, Inc., Class A (a)	700	105,399
Rumble, Inc. (a)	2,209	19,837
Shutterstock, Inc.	686	13,007
Teads Holding Co. (a)	680	1,686
Travelzoo (a)	249	3,170
TripAdvisor, Inc. (a)	3,200	41,760
TrueCar, Inc. (a)	1,496	2,842
Trump Media & Technology Group Corp. (a)	500	9,020
Vimeo, Inc. (a)	4,019	16,237
Yelp, Inc. (a)	1,714	58,739
Ziff Davis, Inc. (a)	1,089	32,964
ZipRecruiter, Inc., Class A (a)	1,980	9,920
ZoomInfo Technologies, Inc. (a)	2,000	20,240
		20,946,308
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	894	71,305
Applied Digital Corp. (a)	4,851	48,850
Backblaze, Inc., Class A (a)	1,638	9,009
BigCommerce Holdings, Inc. (a)	1,663	8,315
Cloudflare, Inc., Class A (a)	1,775	347,598
Couchbase, Inc. (a)	1,115	27,184
Crexendo, Inc. (a)	508	3,084
DigitalOcean Holdings, Inc. (a)	1,796	51,294
Fastly, Inc., Class A (a)	3,435	24,251
GoDaddy, Inc., Class A (a)	790	142,247
MongoDB, Inc. (a)	427	89,666
Okta, Inc. (a)	861	86,074
Rackspace Technology, Inc. (a)	1,848	2,365
Snowflake, Inc., Class A (a)	1,798	402,338
Tucows, Inc., Class A (a)	223	4,395
Twilio, Inc., Class A (a)	827	102,846
VeriSign, Inc.	497	143,534
		1,564,355
	Number of Shares	Fair Value
Investment Banking & Brokerage - 0.5%
BGC Group, Inc., Class A	9,540	$97,594
Charles Schwab Corp.	9,759	890,411
Evercore, Inc., Class A	266	71,825
Goldman Sachs Group, Inc.	1,762	1,247,056
Houlihan Lokey, Inc.	300	53,985
Interactive Brokers Group, Inc., Class A	2,400	132,984
Jefferies Financial Group, Inc.	1,079	59,011
Lazard, Inc.	600	28,788
LPL Financial Holdings, Inc.	503	188,610
Moelis & Co., Class A	2,021	125,949
Morgan Stanley	6,640	935,311
Perella Weinberg Partners	1,683	32,684
Piper Sandler Cos.	477	132,577
PJT Partners, Inc., Class A	625	103,131
Raymond James Financial, Inc.	1,182	181,283
Robinhood Markets, Inc., Class A (a)	4,321	404,575
Stifel Financial Corp.	500	51,890
StoneX Group, Inc. (a)	1,230	112,102
Virtu Financial, Inc., Class A	500	22,395
		4,872,161
IT Consulting & Other Services - 0.2%
Amdocs Ltd.	767	69,981
ASGN, Inc. (a)	1,163	58,069
BigBear.ai Holdings, Inc. (a)	7,964	54,076
Cognizant Technology Solutions Corp., Class A	2,882	224,883
DXC Technology Co. (a)	600	9,174
EPAM Systems, Inc. (a)	298	52,692
Gartner, Inc. (a)	442	178,665
Globant SA (a)	200	18,168
Grid Dynamics Holdings, Inc. (a)	1,605	18,538
Hackett Group, Inc.	701	17,819
Information Services Group, Inc.	648	3,110
International Business Machines Corp.	5,391	1,589,159
Kyndryl Holdings, Inc. (a)	1,359	57,024
TSS, Inc. (a)	518	14,934
Unisys Corp. (a)	1,795	8,131
		2,374,423
Leisure Facilities - 0.0%*
Dave & Buster's Entertainment, Inc. (a)	865	26,019

See Notes to Schedule of Investments and Notes to Financial Statements.
22	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Life Time Group Holdings, Inc. (a)	3,694	$112,039
Planet Fitness, Inc., Class A (a)	500	54,525
Pursuit Attractions & Hospitality, Inc. (a)	568	16,376
Six Flags Entertainment Corp. (a)	2,617	79,635
United Parks & Resorts, Inc. (a)	749	35,315
Vail Resorts, Inc.	200	31,426
Xponential Fitness, Inc., Class A (a)	722	5,408
		360,743
Leisure Products - 0.0%*
Acushnet Holdings Corp.	751	54,688
American Outdoor Brands, Inc. (a)	394	4,117
Brunswick Corp.	300	16,572
Clarus Corp.	748	2,596
Escalade, Inc.	242	3,383
Funko, Inc., Class A (a)	564	2,685
Hasbro, Inc.	900	66,438
JAKKS Pacific, Inc.	205	4,260
Johnson Outdoors, Inc., Class A	133	4,026
Latham Group, Inc. (a)	1,323	8,441
Malibu Boats, Inc., Class A (a)	542	16,986
Marine Products Corp.	133	1,132
MasterCraft Boat Holdings, Inc. (a)	478	8,881
Mattel, Inc. (a)	1,759	34,687
Outdoor Holding Co. (a)	2,501	3,201
Peloton Interactive, Inc., Class A (a)	10,072	69,900
Polaris, Inc.	1,459	59,308
Smith & Wesson Brands, Inc.	1,239	10,754
Sturm Ruger & Co., Inc.	434	15,581
Topgolf Callaway Brands Corp. (a)	3,680	29,624
YETI Holdings, Inc. (a)	500	15,760
		433,020
Life & Health Insurance - 0.1%
Aflac, Inc.	2,935	309,525
Brighthouse Financial, Inc. (a)	270	14,518
Citizens, Inc. (a)	1,426	4,977
CNO Financial Group, Inc.	2,738	105,632
F&G Annuities & Life, Inc.	516	16,502
	Number of Shares	Fair Value
Genworth Financial, Inc. (a)	11,387	$88,591
Globe Life, Inc.	500	62,145
Lincoln National Corp.	1,246	43,111
MetLife, Inc.	3,333	268,040
Oscar Health, Inc., Class A (a)	4,988	106,943
Primerica, Inc.	200	54,734
Principal Financial Group, Inc.	1,400	111,202
Prudential Financial, Inc.	2,092	224,764
Unum Group	1,000	80,760
		1,491,444
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc., Class A (a)	2,913	33,733
Adaptive Biotechnologies Corp. (a)	4,096	47,718
Agilent Technologies, Inc.	1,696	200,145
Avantor, Inc. (a)	4,003	53,880
Azenta, Inc. (a)	1,126	34,658
BioLife Solutions, Inc. (a)	940	20,248
Bio-Rad Laboratories, Inc., Class A (a)	151	36,439
Bio-Techne Corp.	762	39,205
Bruker Corp.	561	23,113
Charles River Laboratories International, Inc. (a)	318	48,250
Codexis, Inc. (a)	2,035	4,965
CryoPort, Inc. (a)	1,257	9,377
Cytek Biosciences, Inc. (a)	2,761	9,387
Danaher Corp.	3,681	727,145
Fortrea Holdings, Inc. (a)	2,600	12,844
Illumina, Inc. (a)	952	90,830
IQVIA Holdings, Inc. (a)	1,009	159,008
Lifecore Biomedical, Inc. (a)	672	5,457
Maravai LifeSciences Holdings, Inc., Class A (a)	3,241	7,811
MaxCyte, Inc. (a)	3,131	6,826
Medpace Holdings, Inc. (a)	113	35,466
Mesa Laboratories, Inc.	144	13,568
Mettler-Toledo International, Inc. (a)	111	130,394
Niagen Bioscience, Inc. (a)	1,462	21,068
OmniAb, Inc. (a)(e)	1,633	2,842
OmniAb, Inc. (a)(d)(e)**	394	—
Pacific Biosciences of California, Inc. (a)	7,854	9,739
Personalis, Inc. (a)	1,468	9,630
Qiagen NV (a)	2,154	103,457
Quanterix Corp. (a)	949	6,311
Quantum-Si, Inc. (a)	2,978	5,837

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	23

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Repligen Corp. (a)	306	$38,060
Revvity, Inc.	660	63,835
Sotera Health Co. (a)	400	4,448
Standard BioTools, Inc. (a)	6,946	8,335
Tempus AI, Inc. (a)	500	31,770
Thermo Fisher Scientific, Inc.	2,217	898,905
Waters Corp. (a)	352	122,862
West Pharmaceutical Services, Inc.	415	90,802
		3,168,368
Managed Healthcare - 0.3%
Alignment Healthcare, Inc. (a)	3,499	48,986
Centene Corp. (a)	2,906	157,738
Clover Health Investments Corp. (a)	11,161	31,139
Elevance Health, Inc.	1,298	504,870
HealthEquity, Inc. (a)	2,293	240,214
Humana, Inc.	677	165,513
Molina Healthcare, Inc. (a)	339	100,988
Progyny, Inc. (a)	2,025	44,550
UnitedHealth Group, Inc.	5,243	1,635,659
		2,929,657
Marine Transportation - 0.0%*
Genco Shipping & Trading Ltd.	1,174	15,344
Kirby Corp. (a)	300	34,023
Matson, Inc.	879	97,877
Pangaea Logistics Solutions Ltd.	765	3,595
		150,839
Metal, Glass & Plastic Containers - 0.0%*
AptarGroup, Inc.	364	56,941
Ardagh Metal Packaging SA	4,014	17,180
Ball Corp.	1,592	89,295
Crown Holdings, Inc.	627	64,568
Greif, Inc., Class A	696	45,233
Greif, Inc., Class B	118	8,143
Myers Industries, Inc.	1,037	15,026
O-I Glass, Inc. (a)	4,178	61,584
Silgan Holdings, Inc.	393	21,293
TriMas Corp.	923	26,407
		405,670
Mortgage REITs - 0.1%
ACRES Commercial Realty Corp. (a)	206	3,696
	Number of Shares	Fair Value
Advanced Flower Capital, Inc.	431	$1,931
AG Mortgage Investment Trust, Inc.	755	5,700
AGNC Investment Corp.	4,939	45,389
Angel Oak Mortgage REIT, Inc.	251	2,364
Annaly Capital Management, Inc.	3,075	57,871
Apollo Commercial Real Estate Finance, Inc.	3,577	34,625
Arbor Realty Trust, Inc.	4,973	53,211
ARES Commercial Real Estate Corp.	1,480	7,060
ARMOUR Residential REIT, Inc.	2,271	38,175
Blackstone Mortgage Trust, Inc., Class A	4,434	85,354
BrightSpire Capital, Inc.	3,571	18,034
Chicago Atlantic Real Estate Finance, Inc.	481	6,715
Chimera Investment Corp.	2,091	29,002
Claros Mortgage Trust, Inc.	2,528	7,205
Dynex Capital, Inc.	2,907	35,524
Ellington Financial, Inc.	2,549	33,111
Franklin BSP Realty Trust, Inc.	2,136	22,834
Invesco Mortgage Capital, Inc.	1,719	13,477
KKR Real Estate Finance Trust, Inc.	1,639	14,374
Ladder Capital Corp.	2,937	31,573
Lument Finance Trust, Inc.	1,531	3,383
MFA Financial, Inc.	2,660	25,164
New York Mortgage Trust, Inc.	2,518	16,871
Nexpoint Real Estate Finance, Inc.	173	2,386
Orchid Island Capital, Inc.	3,012	21,114
PennyMac Mortgage Investment Trust	2,251	28,948
Ready Capital Corp.	4,245	18,551
Redwood Trust, Inc.	3,443	20,348
Rithm Capital Corp.	3,000	33,870
Rithm Property Trust, Inc.	1,398	3,775
Seven Hills Realty Trust	326	3,935
Starwood Property Trust, Inc.	2,200	44,154
Sunrise Realty Trust, Inc.	168	1,781
TPG RE Finance Trust, Inc.	1,675	12,931
Two Harbors Investment Corp.	2,685	28,917
		813,353

See Notes to Schedule of Investments and Notes to Financial Statements.
24	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Motorcycle Manufacturers - 0.0%*
Harley-Davidson, Inc.	400	$9,440
Livewire Group, Inc. (a)	1,125	5,175
		14,615
Movies & Entertainment - 0.6%
AMC Entertainment Holdings, Inc., Class A (a)	11,994	37,181
Atlanta Braves Holdings, Inc., Class A (a)	197	9,694
Atlanta Braves Holdings, Inc., Class C (a)	1,263	59,071
Cinemark Holdings, Inc.	2,963	89,423
CuriosityStream, Inc.	986	5,551
Eventbrite, Inc., Class A (a)	2,376	6,249
IMAX Corp. (a)	1,110	31,036
Liberty Media Corp.-Liberty Formula One, Class A (a)	300	28,488
Liberty Media Corp.-Liberty Formula One, Class C (a)	999	104,395
Liberty Media Corp.-Liberty Live, Class A (a)	200	15,896
Liberty Media Corp.-Liberty Live, Class C (a)	273	22,157
Lionsgate Studios Corp. (a)	4,933	28,661
Live Nation Entertainment, Inc. (a)	928	140,388
Madison Square Garden Entertainment Corp. (a)	1,099	43,927
Madison Square Garden Sports Corp. (a)	100	20,895
Marcus Corp.	545	9,189
Netflix, Inc. (a)	2,465	3,300,955
Reservoir Media, Inc. (a)	480	3,682
Roku, Inc. (a)	684	60,117
Sphere Entertainment Co. (a)	708	29,594
Spotify Technology SA (a)	1,607	1,233,115
Starz Entertainment Corp. (a)	282	4,532
TKO Group Holdings, Inc.	451	82,059
Vivid Seats, Inc., Class A (a)	1,371	2,317
Walt Disney Co.	10,573	1,311,158
Warner Bros Discovery, Inc. (a)	12,846	147,215
		6,826,945
Multi-Family Residential REITs - 0.1%
Apartment Investment & Management Co., Class A	3,605	31,183
AvalonBay Communities, Inc.	795	161,782
BRT Apartments Corp.	220	3,441
	Number of Shares	Fair Value
Camden Property Trust	638	$71,896
Centerspace	430	25,882
Clipper Realty, Inc.	311	1,141
Elme Communities	2,270	36,093
Equity Residential	2,192	147,938
Essex Property Trust, Inc.	394	111,660
Independence Realty Trust, Inc.	6,329	111,960
Mid-America Apartment Communities, Inc.	724	107,159
NexPoint Residential Trust, Inc.	584	19,459
UDR, Inc.	1,747	71,330
Veris Residential, Inc.	2,030	30,227
		931,151
Multi-Line Insurance - 0.0%*
Horace Mann Educators Corp.	1,112	47,783
Multi-Sector Holdings - 0.5%
Berkshire Hathaway, Inc., Class B (a)	10,727	5,210,855
Cannae Holdings, Inc.	1,462	30,483
Compass Diversified Holdings	1,879	11,800
		5,253,138
Multi-Utilities - 0.2%
Ameren Corp.	1,541	147,998
Avista Corp.	2,131	80,871
Black Hills Corp.	1,988	111,527
CenterPoint Energy, Inc.	3,697	135,828
CMS Energy Corp.	1,800	124,704
Consolidated Edison, Inc.	2,019	202,607
Dominion Energy, Inc.	4,812	271,974
DTE Energy Co.	1,174	155,508
NiSource, Inc.	2,783	112,266
Northwestern Energy Group, Inc.	1,656	84,953
Public Service Enterprise Group, Inc.	2,879	242,354
Sempra	3,658	277,167
Unitil Corp.	416	21,694
WEC Energy Group, Inc.	1,864	194,229
		2,163,680
Office REITs - 0.1%
Brandywine Realty Trust	4,443	19,061
BXP, Inc.	900	60,723
City Office REIT, Inc.	1,168	6,237
COPT Defense Properties	3,024	83,402

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	25

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Cousins Properties, Inc.	900	$27,027
Douglas Emmett, Inc.	4,350	65,424
Easterly Government Properties, Inc.	1,040	23,088
Empire State Realty Trust, Inc., Class A	3,541	28,647
Franklin Street Properties Corp.	2,474	4,057
Highwoods Properties, Inc.	600	18,654
Hudson Pacific Properties, Inc. (a)	8,536	23,389
JBG SMITH Properties	2,106	36,434
Kilroy Realty Corp.	972	33,349
NET Lease Office Properties (a)	417	13,573
Paramount Group, Inc. (a)	4,812	29,353
Peakstone Realty Trust	1,025	13,540
Piedmont Realty Trust, Inc., Class A	3,223	23,496
Postal Realty Trust, Inc., Class A	529	7,792
SL Green Realty Corp.	1,922	118,972
Vornado Realty Trust	900	34,416
		670,634
Office Services & Supplies - 0.0%*
ACCO Brands Corp.	2,465	8,825
Acme United Corp.	107	4,435
CompX International, Inc.	19	505
HNI Corp.	1,280	62,950
Interface, Inc.	1,484	31,060
MillerKnoll, Inc.	1,763	34,238
MSA Safety, Inc.	200	33,506
NL Industries, Inc.	196	1,254
Pitney Bowes, Inc.	5,026	54,834
Steelcase, Inc., Class A	2,405	25,084
Virco Mfg. Corp.	328	2,617
		259,308
Oil & Gas Drilling - 0.0%*
Helmerich & Payne, Inc.	2,664	40,386
Nabors Industries Ltd. (a)	407	11,404
Noble Corp. PLC	3,441	91,359
Patterson-UTI Energy, Inc.	9,669	57,337
Transocean Ltd. (a)	19,673	50,953
Valaris Ltd. (a)	1,739	73,229
		324,668
Oil & Gas Equipment & Services - 0.1%
Archrock, Inc.	4,474	111,089
	Number of Shares	Fair Value
Aris Water Solutions, Inc., Class A	864	$20,434
Atlas Energy Solutions, Inc.	2,180	29,147
Baker Hughes Co.	5,693	218,270
Bristow Group, Inc. (a)	790	26,046
Cactus, Inc., Class A	1,869	81,713
ChampionX Corp.	5,112	126,982
Core Laboratories, Inc.	1,309	15,080
DMC Global, Inc. (a)	358	2,886
Energy Services of America Corp.	393	3,906
Expro Group Holdings NV (a)	2,871	24,662
Flowco Holdings, Inc., Class A	563	10,027
Forum Energy Technologies, Inc. (a)	306	5,958
Halliburton Co.	4,682	95,419
Helix Energy Solutions Group, Inc. (a)	3,747	23,381
Innovex International, Inc. (a)	989	15,448
Kodiak Gas Services, Inc.	1,479	50,685
Liberty Energy, Inc.	4,275	49,077
Mammoth Energy Services, Inc. (a)	547	1,532
National Energy Services Reunited Corp. (a)	1,765	10,625
Natural Gas Services Group, Inc. (a)	284	7,330
NOV, Inc.	1,700	21,131
Oceaneering International, Inc. (a)	2,727	56,503
Oil States International, Inc. (a)	1,665	8,924
ProFrac Holding Corp., Class A (a)	625	4,850
ProPetro Holding Corp. (a)	2,426	14,483
Ranger Energy Services, Inc., Class A	472	5,636
RPC, Inc.	1,979	9,361
Schlumberger NV	8,080	273,104
SEACOR Marine Holdings, Inc. (a)	721	3,677
Select Water Solutions, Inc.	2,387	20,624
Solaris Energy Infrastructure, Inc.	1,011	28,601
Tenaris SA	1,794	33,642
TETRA Technologies, Inc. (a)	3,304	11,101
Tidewater, Inc. (a)	1,383	63,798
Weatherford International PLC	400	20,124
		1,505,256

See Notes to Schedule of Investments and Notes to Financial Statements.
26	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Oil & Gas Exploration & Production - 0.3%
Antero Resources Corp. (a)	1,800	$72,504
APA Corp.	1,900	34,751
Berry Corp.	2,291	6,346
California Resources Corp.	1,782	81,384
Chord Energy Corp.	300	29,055
Civitas Resources, Inc.	400	11,008
CNX Resources Corp. (a)	3,910	131,689
Comstock Resources, Inc. (a)	2,027	56,087
ConocoPhillips	7,287	653,935
Coterra Energy, Inc.	4,427	112,357
Crescent Energy Co., Class A	4,916	42,278
Devon Energy Corp.	3,729	118,619
Diamondback Energy, Inc.	1,121	154,025
Diversified Energy Co. PLC	1,532	22,474
Empire Petroleum Corp. (a)	264	1,394
EOG Resources, Inc.	3,271	391,244
Epsilon Energy Ltd.	609	4,494
EQT Corp.	3,372	196,655
Evolution Petroleum Corp.	771	3,624
Expand Energy Corp.	1,288	150,619
Granite Ridge Resources, Inc.	1,453	9,256
Gulfport Energy Corp. (a)	415	83,486
Hess Corp.	1,603	222,080
HighPeak Energy, Inc.	384	3,763
Infinity Natural Resources, Inc., Class A (a)	434	7,947
Magnolia Oil & Gas Corp., Class A	5,068	113,929
Matador Resources Co.	770	36,744
Murphy Oil Corp.	3,725	83,812
Northern Oil & Gas, Inc.	2,634	74,674
Ovintiv, Inc.	1,500	57,075
Permian Resources Corp.	4,280	58,294
Prairie Operating Co. (a)	201	602
PrimeEnergy Resources Corp. (a)	18	2,635
Range Resources Corp.	1,460	59,378
Riley Exploration Permian, Inc.	311	8,158
Sable Offshore Corp. (a)	1,880	41,322
SandRidge Energy, Inc.	876	9,478
Sitio Royalties Corp., Class A	2,049	37,661
SM Energy Co.	3,076	76,008
Talos Energy, Inc. (a)	3,336	28,289
Texas Pacific Land Corp.	112	118,316
VAALCO Energy, Inc.	2,444	8,823
Viper Energy, Inc.	800	30,504
Vital Energy, Inc. (a)	800	12,872
Vitesse Energy, Inc.	717	15,838
	Number of Shares	Fair Value
W&T Offshore, Inc.	2,898	$4,782
		3,480,268
Oil & Gas Refining & Marketing - 0.1%
Calumet, Inc. (a)	1,908	30,061
Clean Energy Fuels Corp. (a)	4,904	9,563
CVR Energy, Inc.	939	25,212
Delek U.S. Holdings, Inc.	1,627	34,460
FutureFuel Corp.	626	2,429
Gevo, Inc. (a)	6,792	8,965
Green Plains, Inc. (a)	1,858	11,204
HF Sinclair Corp.	800	32,864
Marathon Petroleum Corp.	1,858	308,632
Par Pacific Holdings, Inc. (a)	1,413	37,487
PBF Energy, Inc., Class A	2,299	49,819
Phillips 66 Co.	2,371	282,860
REX American Resources Corp. (a)	426	20,750
Valero Energy Corp.	1,866	250,828
World Kinect Corp.	1,470	41,675
		1,146,809
Oil & Gas Storage & Transportation - 0.2%
Antero Midstream Corp.	1,600	30,320
Cheniere Energy, Inc.	1,269	309,027
DHT Holdings, Inc.	3,478	37,597
Dorian LPG Ltd.	950	23,161
DT Midstream, Inc.	540	59,351
Excelerate Energy, Inc., Class A	646	18,941
International Seaways, Inc.	1,044	38,085
Kinder Morgan, Inc.	11,147	327,722
Kinetik Holdings, Inc.	1,214	53,477
Navigator Holdings Ltd.	930	13,160
New Fortress Energy, Inc.	4,870	16,168
NextDecade Corp. (a)	3,695	32,922
Nordic American Tankers Ltd.	5,682	14,944
ONEOK, Inc.	3,615	295,092
Summit Midstream Corp. (a)	295	7,236
Targa Resources Corp.	1,237	215,337
Williams Cos., Inc.	6,987	438,854
		1,931,394
Other Specialized REITs - 0.1%
EPR Properties	300	17,478
Farmland Partners, Inc.	1,230	14,157
Four Corners Property Trust, Inc.	2,724	73,303

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	27

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Gaming & Leisure Properties, Inc.	1,511	$70,534
Gladstone Land Corp.	792	8,055
Iron Mountain, Inc.	1,680	172,318
Lamar Advertising Co., Class A	490	59,466
Millrose Properties, Inc.	702	20,014
Outfront Media, Inc.	3,891	63,501
Safehold, Inc.	1,563	24,320
Uniti Group, Inc. (a)	6,299	27,212
VICI Properties, Inc.	6,119	199,479
		749,837
Other Specialty Retail - 0.1%
1-800-Flowers.com, Inc., Class A (a)	548	2,696
Academy Sports & Outdoors, Inc.	1,827	81,868
BARK, Inc. (a)	2,237	1,967
Barnes & Noble Education, Inc. (a)	462	5,438
Bath & Body Works, Inc.	1,298	38,888
Build-A-Bear Workshop, Inc.	347	17,891
Chewy, Inc., Class A (a)	1,000	42,620
Dick's Sporting Goods, Inc.	287	56,772
Five Below, Inc. (a)	300	39,354
MarineMax, Inc. (a)	613	15,411
National Vision Holdings, Inc. (a)	2,137	49,172
ODP Corp. (a)	779	14,123
Petco Health & Wellness Co., Inc. (a)	1,728	4,890
Sally Beauty Holdings, Inc. (a)	2,661	24,641
Signet Jewelers Ltd.	1,121	89,176
Tractor Supply Co.	3,085	162,795
Ulta Beauty, Inc. (a)	275	128,651
Upbound Group, Inc.	1,386	34,789
Warby Parker, Inc., Class A (a)	2,687	58,926
Winmark Corp.	76	28,698
		898,766
Packaged Foods & Meats - 0.3%
B&G Foods, Inc.	1,788	7,563
Beyond Meat, Inc. (a)	1,790	6,247
BRC, Inc., Class A (a)	1,589	2,082
Calavo Growers, Inc.	469	12,471
Cal-Maine Foods, Inc.	1,249	124,438
Campbell's Co.	1,000	30,650
Conagra Brands, Inc.	2,700	55,269
	Number of Shares	Fair Value
Dole PLC	1,944	$27,197
Flowers Foods, Inc.	700	11,186
Freshpet, Inc. (a)	200	13,592
General Mills, Inc.	3,310	171,491
Hain Celestial Group, Inc. (a)	2,111	3,209
Hershey Co.	894	148,359
Hormel Foods Corp.	1,578	47,735
J&J Snack Foods Corp.	412	46,725
J.M. Smucker Co.	611	60,000
JBS NV BDR (a)	4,200	60,185
John B Sanfilippo & Son, Inc.	250	15,810
Kellanova	1,595	126,850
Kraft Heinz Co.	5,379	138,886
Lamb Weston Holdings, Inc.	686	35,569
Lancaster Colony Corp.	547	94,505
Lifeway Foods, Inc. (a)	95	2,342
Mama's Creations, Inc. (a)	960	7,968
McCormick & Co., Inc.	1,377	104,404
Mission Produce, Inc. (a)	1,217	14,263
Mondelez International, Inc., Class A	7,809	526,639
Nestle SA	12,168	1,205,029
Pilgrim's Pride Corp.	303	13,629
Post Holdings, Inc. (a)	290	31,619
Seaboard Corp.	1	2,861
Seneca Foods Corp., Class A (a)	109	11,056
Simply Good Foods Co. (a)	2,478	78,280
Tootsie Roll Industries, Inc.	496	16,591
TreeHouse Foods, Inc. (a)	1,394	27,071
Tyson Foods, Inc., Class A	1,771	99,070
Utz Brands, Inc.	2,011	25,238
Vital Farms, Inc. (a)	954	36,748
Westrock Coffee Co. (a)	896	5,134
WK Kellogg Co.	1,699	27,082
		3,475,043
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	13,480	123,881
Avery Dennison Corp.	442	77,558
Graphic Packaging Holding Co.	1,700	35,819
International Paper Co.	3,093	144,845
Packaging Corp. of America	483	91,022
Ranpak Holdings Corp. (a)	1,376	4,912
Sealed Air Corp.	1,105	34,288
Smurfit WestRock PLC	3,070	132,471
Sonoco Products Co.	670	29,185
		673,981

See Notes to Schedule of Investments and Notes to Financial Statements.
28	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Paper Products - 0.0%*
Clearwater Paper Corp. (a)	456	$12,422
Magnera Corp. (a)	955	11,536
Sylvamo Corp.	940	47,094
		71,052
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	791	39,139
Allegiant Travel Co. (a)	404	22,200
American Airlines Group, Inc. (a)	4,360	48,919
Blade Air Mobility, Inc. (a)	1,615	6,508
Delta Air Lines, Inc.	3,748	184,327
Frontier Group Holdings, Inc. (a)	2,475	8,984
JetBlue Airways Corp. (a)	8,860	37,478
Joby Aviation, Inc. (a)	12,559	132,497
SkyWest, Inc. (a)	1,101	113,370
Southwest Airlines Co.	2,762	89,599
Spirit Aviation Holdings, Inc. (a)	563	2,809
Sun Country Airlines Holdings, Inc. (a)	1,442	16,944
United Airlines Holdings, Inc. (a)	1,846	146,997
		849,771
Passenger Ground Transportation - 0.1%
Avis Budget Group, Inc. (a)	100	16,905
Hertz Global Holdings, Inc. (a)	3,378	23,072
Lyft, Inc., Class A (a)	1,915	30,180
Uber Technologies, Inc. (a)	11,779	1,098,981
		1,169,138
Personal Care Products - 0.1%
Beauty Health Co. (a)	2,040	3,896
BellRing Brands, Inc. (a)	880	50,978
Coty, Inc., Class A (a)	2,800	13,020
Edgewell Personal Care Co.	1,240	29,028
elf Beauty, Inc. (a)	300	37,332
Estee Lauder Cos., Inc., Class A	1,266	102,293
Herbalife Ltd. (a)	2,775	23,921
Honest Co., Inc. (a)	2,664	13,560
Interparfums, Inc.	491	64,473
Kenvue, Inc.	11,094	232,197
Lifevantage Corp.	340	4,447
Medifast, Inc. (a)	286	4,018
Nature's Sunshine Products, Inc. (a)	440	6,508
	Number of Shares	Fair Value
Nu Skin Enterprises, Inc., Class A	1,406	$11,234
Olaplex Holdings, Inc. (a)	3,784	5,298
USANA Health Sciences, Inc. (a)	284	8,671
Waldencast PLC, Class A (a)	550	1,348
		612,222
Pharmaceuticals - 1.3%
Aardvark Therapeutics, Inc. (a)	197	2,663
Aclaris Therapeutics, Inc. (a)	2,868	4,073
Alimera Sciences, Inc. (a)	852	34
Alumis, Inc. (a)	1,145	3,435
Amneal Pharmaceuticals, Inc. (a)	4,117	33,307
Amphastar Pharmaceuticals, Inc. (a)	985	22,616
Amylyx Pharmaceuticals, Inc. (a)	1,983	12,711
ANI Pharmaceuticals, Inc. (a)	478	31,189
Aquestive Therapeutics, Inc. (a)	1,962	6,494
Arvinas, Inc. (a)	1,799	13,241
Atea Pharmaceuticals, Inc. (a)	1,628	5,861
Avadel Pharmaceuticals PLC (a)	2,408	21,311
Axsome Therapeutics, Inc. (a)	1,100	114,829
BioAge Labs, Inc. (a)	321	1,326
Biote Corp., Class A (a)	449	1,805
Bristol-Myers Squibb Co.	11,769	544,787
Collegium Pharmaceutical, Inc. (a)	834	24,661
Corcept Therapeutics, Inc. (a)	600	44,040
CorMedix, Inc. (a)	1,663	20,488
Edgewise Therapeutics, Inc. (a)	1,908	25,014
Elanco Animal Health, Inc. (a)	3,482	49,723
Eli Lilly & Co.	4,638	3,615,460
Enliven Therapeutics, Inc. (a)	961	19,278
Esperion Therapeutics, Inc. (a)	5,600	5,513
Eton Pharmaceuticals, Inc. (a)	743	10,588
Evolus, Inc. (a)	1,560	14,368
EyePoint Pharmaceuticals, Inc. (a)	1,818	17,107
Fulcrum Therapeutics, Inc. (a)	1,530	10,526
GSK PLC	19,149	364,747
Haleon PLC	42,060	215,793
Harmony Biosciences Holdings, Inc. (a)	1,204	38,046

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	29

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Harrow, Inc. (a)	799	$24,401
Innoviva, Inc. (a)	1,735	34,856
Jazz Pharmaceuticals PLC (a)	300	31,836
Johnson & Johnson	14,012	2,140,333
Journey Medical Corp. (a)	425	3,052
LENZ Therapeutics, Inc. (a)	504	14,772
Ligand Pharmaceuticals, Inc. (a)	522	59,341
Liquidia Corp. (a)	1,647	20,522
Maze Therapeutics, Inc. (a)	233	2,859
MBX Biosciences, Inc. (a)	297	3,389
Merck & Co., Inc.	14,753	1,167,847
Mind Medicine MindMed, Inc. (a)	2,045	13,272
Novartis AG	8,831	1,066,931
Nuvation Bio, Inc. (a)	7,105	13,855
Ocular Therapeutix, Inc. (a)	4,096	38,011
Omeros Corp. (a)	1,309	3,927
Organon & Co.	990	9,583
Pacira BioSciences, Inc. (a)	1,186	28,345
Perrigo Co. PLC	950	25,384
Pfizer, Inc.	32,905	797,617
Phathom Pharmaceuticals, Inc. (a)	1,055	10,117
Phibro Animal Health Corp., Class A	572	14,609
Prestige Consumer Healthcare, Inc. (a)	1,328	106,041
Rapport Therapeutics, Inc. (a)	503	5,719
Roche Holding AG	3,406	1,108,648
Royalty Pharma PLC, Class A	2,200	79,266
Sanofi SA	5,162	498,144
scPharmaceuticals, Inc. (a)	1,209	4,606
Septerna, Inc. (a)	491	5,190
SIGA Technologies, Inc.	1,098	7,159
Supernus Pharmaceuticals, Inc. (a)	1,480	46,650
Tarsus Pharmaceuticals, Inc. (a)	1,065	43,143
Terns Pharmaceuticals, Inc. (a)	2,056	7,669
Theravance Biopharma, Inc. (a)	875	9,651
Third Harmonic Bio, Inc. (a)	586	3,182
Trevi Therapeutics, Inc. (a)	1,851	10,125
Tvardi Therapeutics, Inc. (a)	117	2,730
Viatris, Inc.	6,800	60,724
WaVe Life Sciences Ltd. (a)	3,129	20,339
Xeris Biopharma Holdings, Inc. (a)	3,677	17,172
	Number of Shares	Fair Value
Zevra Therapeutics, Inc. (a)	1,504	$13,250
Zoetis, Inc.	2,582	402,663
		13,271,964
Property & Casualty Insurance - 0.5%
Allstate Corp.	1,481	298,140
Ambac Financial Group, Inc. (a)	1,233	8,754
American Coastal Insurance Corp., Class C	622	6,917
American Financial Group, Inc.	381	48,086
American International Group, Inc.	3,455	295,713
AMERISAFE, Inc.	496	21,690
Arch Capital Group Ltd.	2,090	190,294
Assurant, Inc.	326	64,382
Assured Guaranty Ltd.	200	17,420
Axis Capital Holdings Ltd.	400	41,528
Bowhead Specialty Holdings, Inc. (a)	417	15,650
Chubb Ltd.	2,160	625,795
Cincinnati Financial Corp.	955	142,219
Donegal Group, Inc., Class A	454	9,091
Employers Holdings, Inc.	639	30,148
Fidelity National Financial, Inc.	1,400	78,484
First American Financial Corp.	500	30,695
Hanover Insurance Group, Inc.	200	33,974
Hartford Insurance Group, Inc.	1,740	220,754
HCI Group, Inc.	236	35,919
Heritage Insurance Holdings, Inc. (a)	603	15,039
Investors Title Co.	35	7,396
James River Group Holdings Ltd.	839	4,917
Kemper Corp.	300	19,362
Kingstone Cos., Inc. (a)	343	5,286
Kinsale Capital Group, Inc.	142	68,714
Lemonade, Inc. (a)	1,521	66,635
Loews Corp.	1,000	91,660
Markel Group, Inc. (a)	74	147,805
MBIA, Inc. (a)	1,342	5,824
Mercury General Corp.	724	48,754
NI Holdings, Inc. (a)	206	2,624
Old Republic International Corp.	1,210	46,512
Palomar Holdings, Inc. (a)	718	110,751
ProAssurance Corp. (a)	1,318	30,090
Progressive Corp.	3,437	917,198

See Notes to Schedule of Investments and Notes to Financial Statements.
30	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
RLI Corp.	400	$28,888
Root, Inc., Class A (a)	293	37,495
Safety Insurance Group, Inc.	380	30,168
Selective Insurance Group, Inc.	1,629	141,153
Skyward Specialty Insurance Group, Inc. (a)	1,001	57,848
Stewart Information Services Corp.	732	47,653
Tiptree, Inc.	701	16,530
Travelers Cos., Inc.	1,281	342,719
Trupanion, Inc. (a)	1,015	56,180
United Fire Group, Inc.	583	16,732
Universal Insurance Holdings, Inc.	653	18,108
W.R. Berkley Corp.	1,746	128,279
White Mountains Insurance Group Ltd.	14	25,140
		4,751,113
Publishing - 0.0%*
Gannett Co., Inc. (a)	3,973	14,223
John Wiley & Sons, Inc., Class A	1,129	50,387
New York Times Co., Class A	901	50,438
News Corp., Class A	1,994	59,262
News Corp., Class B	671	23,022
Scholastic Corp.	654	13,721
		211,053
Rail Transportation - 0.1%
CSX Corp.	11,104	362,323
FTAI Infrastructure, Inc.	2,564	15,820
Norfolk Southern Corp.	1,328	339,928
Union Pacific Corp.	3,498	804,820
		1,522,891
Real Estate Development - 0.0%*
Forestar Group, Inc. (a)	443	8,860
Howard Hughes Holdings, Inc. (a)	100	6,750
Stratus Properties, Inc. (a)	137	2,587
		18,197
Real Estate Operating Companies - 0.0%*
FRP Holdings, Inc. (a)	311	8,363
Kennedy-Wilson Holdings, Inc.	2,982	20,277
Maui Land & Pineapple Co., Inc. (a)	193	3,511
	Number of Shares	Fair Value
Seaport Entertainment Group, Inc. (a)	239	$4,479
Transcontinental Realty Investors, Inc. (a)	12	511
		37,141
Real Estate Services - 0.1%
Anywhere Real Estate, Inc. (a)	2,795	10,118
CBRE Group, Inc., Class A (a)	1,772	248,293
Compass, Inc., Class A (a)	12,434	78,085
CoStar Group, Inc. (a)	2,408	193,603
Cushman & Wakefield PLC (a)	6,168	68,280
Douglas Elliman, Inc. (a)	2,261	5,246
eXp World Holdings, Inc.	2,159	19,647
Jones Lang LaSalle, Inc. (a)	300	76,734
Marcus & Millichap, Inc.	616	18,917
Newmark Group, Inc., Class A	3,745	45,502
RE/MAX Holdings, Inc., Class A (a)	473	3,869
Zillow Group, Inc., Class A (a)	200	13,698
Zillow Group, Inc., Class C (a)	1,100	77,055
		859,047
Regional Banks - 0.8%
1st Source Corp.	527	32,711
ACNB Corp.	294	12,595
Amalgamated Financial Corp.	655	20,436
Amerant Bancorp, Inc.	973	17,738
Ameris Bancorp	1,765	114,195
Ames National Corp.	225	4,007
Arrow Financial Corp.	381	10,066
Associated Banc-Corp.	4,528	110,438
Atlantic Union Bankshares Corp.	3,878	121,304
Axos Financial, Inc. (a)	1,418	107,825
Banc of California, Inc.	3,753	52,730
BancFirst Corp.	570	70,463
Bancorp, Inc. (a)	1,230	70,073
Bank First Corp.	251	29,530
Bank of Hawaii Corp.	1,052	71,042
Bank of Marin Bancorp	371	8,474
Bank OZK	500	23,530
Bank7 Corp.	85	3,556
BankFinancial Corp.	361	4,177
BankUnited, Inc.	2,007	71,429
Bankwell Financial Group, Inc.	136	4,900
Banner Corp.	926	59,403
Bar Harbor Bankshares	421	12,613
BayCom Corp.	288	7,980

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	31

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
BCB Bancorp, Inc.	416	$3,503
Berkshire Hills Bancorp, Inc.	1,284	32,151
Blue Foundry Bancorp (a)	417	3,991
Blue Ridge Bankshares, Inc. (a)	1,943	6,975
BOK Financial Corp.	100	9,763
Bridgewater Bancshares, Inc. (a)	549	8,735
Brookline Bancorp, Inc.	2,295	24,212
Burke & Herbert Financial Services Corp.	354	21,144
Business First Bancshares, Inc.	798	19,671
BV Financial, Inc. (a)	280	4,264
Byline Bancorp, Inc.	813	21,731
C&F Financial Corp.	94	5,803
Cadence Bank	4,764	152,353
California BanCorp (a)	580	9,141
Camden National Corp.	440	17,855
Capital Bancorp, Inc.	266	8,932
Capital City Bank Group, Inc.	386	15,189
Capitol Federal Financial, Inc.	3,423	20,880
Carter Bankshares, Inc. (a)	535	9,277
Cathay General Bancorp	1,824	83,047
CB Financial Services, Inc.	151	4,304
Central Pacific Financial Corp.	736	20,630
CF Bankshares, Inc.	132	3,164
Chemung Financial Corp.	90	4,362
ChoiceOne Financial Services, Inc.	410	11,767
Citizens & Northern Corp.	409	7,746
Citizens Community Bancorp, Inc.	311	4,292
Citizens Financial Group, Inc.	2,752	123,152
Citizens Financial Services, Inc.	133	7,810
City Holding Co.	392	47,989
Civista Bancshares, Inc.	362	8,398
CNB Financial Corp.	580	13,259
Coastal Financial Corp. (a)	356	34,486
Colony Bankcorp, Inc.	484	7,971
Columbia Banking System, Inc.	1,533	35,842
Columbia Financial, Inc. (a)	637	9,243
Commerce Bancshares, Inc.	622	38,670
Community Financial System, Inc.	1,406	79,959
Community Trust Bancorp, Inc.	401	21,221
Community West Bancshares	499	9,735
	Number of Shares	Fair Value
ConnectOne Bancorp, Inc.	1,250	$28,950
Cullen/Frost Bankers, Inc.	300	38,562
Customers Bancorp, Inc. (a)	819	48,108
CVB Financial Corp.	3,566	70,571
Dime Community Bancshares, Inc.	1,031	27,775
Eagle Bancorp Montana, Inc.	243	4,051
Eagle Bancorp, Inc.	825	16,071
Eagle Financial Services, Inc.	147	4,501
East West Bancorp, Inc.	793	80,077
Eastern Bankshares, Inc.	5,188	79,221
ECB Bancorp, Inc. (a)	254	3,922
Enterprise Bancorp, Inc.	231	9,157
Enterprise Financial Services Corp.	985	54,273
Equity Bancshares, Inc., Class A	429	17,503
Esquire Financial Holdings, Inc.	196	18,553
ESSA Bancorp, Inc.	210	4,074
Farmers & Merchants Bancorp, Inc.	326	8,241
Farmers National Banc Corp.	1,021	14,080
FB Bancorp, Inc. (a)	543	6,109
FB Financial Corp.	914	41,404
Fidelity D&D Bancorp, Inc.	100	4,600
Financial Institutions, Inc.	508	13,045
Finward Bancorp	117	3,232
Finwise Bancorp (a)	294	4,413
First Bancorp, Inc.	226	5,743
First Bancorp/Southern Pines NC	1,083	47,749
First Bank	573	8,864
First Busey Corp.	2,257	51,651
First Business Financial Services, Inc.	184	9,321
First Capital, Inc.	104	4,294
First Commonwealth Financial Corp.	2,806	45,541
First Community Bankshares, Inc.	469	18,371
First Community Corp.	229	5,583
First Financial Bancorp	2,545	61,742
First Financial Bankshares, Inc.	3,657	131,579
First Financial Corp.	318	17,232
First Foundation, Inc. (a)	1,498	7,640
First Hawaiian, Inc.	600	14,976
First Horizon Corp.	3,320	70,384
First Internet Bancorp	157	4,223

See Notes to Schedule of Investments and Notes to Financial Statements.
32	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
First Interstate BancSystem, Inc., Class A	2,405	$69,312
First Merchants Corp.	1,572	60,208
First Mid Bancshares, Inc.	597	22,382
First National Corp.	247	4,809
First Savings Financial Group, Inc.	179	4,482
First United Corp.	186	5,768
First Western Financial, Inc. (a)	219	4,941
Firstsun Capital Bancorp (a)	361	12,545
Five Star Bancorp	469	13,385
Flagstar Financial, Inc.	8,280	87,768
Flushing Financial Corp.	906	10,763
FNB Corp.	1,600	23,328
Franklin Financial Services Corp.	133	4,605
FS Bancorp, Inc.	184	7,246
Fulton Financial Corp.	4,878	87,999
FVCBankcorp, Inc. (a)	425	5,015
GBank Financial Holdings, Inc. (a)	263	9,313
German American Bancorp, Inc.	998	38,433
Glacier Bancorp, Inc.	3,052	131,480
Great Southern Bancorp, Inc.	242	14,225
Greene County Bancorp, Inc.	131	2,911
Guaranty Bancshares, Inc.	258	10,950
Hancock Whitney Corp.	2,325	133,455
Hanmi Financial Corp.	830	20,484
Hanover Bancorp, Inc.	160	3,662
HarborOne Bancorp, Inc.	880	10,278
Hawthorn Bancshares, Inc.	182	5,303
HBT Financial, Inc.	326	8,218
Heritage Commerce Corp.	1,659	16,474
Heritage Financial Corp.	882	21,027
Hilltop Holdings, Inc.	1,201	36,450
Hingham Institution For Savings	42	10,431
Home Bancorp, Inc.	201	10,408
Home BancShares, Inc.	5,119	145,687
HomeStreet, Inc. (a)	540	7,058
HomeTrust Bancshares, Inc.	411	15,376
Hope Bancorp, Inc.	3,149	33,789
Horizon Bancorp, Inc.	1,200	18,456
Huntington Bancshares, Inc.	8,746	146,583
Independent Bank Corp.	1,695	89,738
International Bancshares Corp.	1,451	96,579
Investar Holding Corp.	232	4,482
	Number of Shares	Fair Value
John Marshall Bancorp, Inc.	372	$6,893
Kearny Financial Corp.	1,287	8,314
Lakeland Financial Corp.	704	43,261
Landmark Bancorp, Inc.	150	3,966
LCNB Corp.	347	5,042
LINKBANCORP, Inc.	412	3,012
Live Oak Bancshares, Inc.	902	26,880
M&T Bank Corp.	942	182,739
MainStreet Bancshares, Inc.	227	4,290
Mercantile Bank Corp.	436	20,235
Meridian Corp.	302	3,893
Metrocity Bankshares, Inc.	516	14,747
Metropolitan Bank Holding Corp. (a)	292	20,440
Mid Penn Bancorp, Inc.	581	16,384
Middlefield Banc Corp.	217	6,534
Midland States Bancorp, Inc.	482	8,348
MidWestOne Financial Group, Inc.	535	15,392
MVB Financial Corp.	340	7,660
National Bank Holdings Corp., Class A	1,043	39,227
National Bankshares, Inc.	161	4,379
NB Bancorp, Inc. (a)	1,079	19,271
NBT Bancorp, Inc.	1,371	56,965
Nicolet Bankshares, Inc.	371	45,811
Northeast Bank	195	17,353
Northeast Community Bancorp, Inc.	339	7,880
Northfield Bancorp, Inc.	1,072	12,307
Northpointe Bancshares, Inc.	335	4,593
Northrim BanCorp, Inc.	149	13,896
Northwest Bancshares, Inc.	3,535	45,177
Norwood Financial Corp.	214	5,517
Oak Valley Bancorp	130	3,541
OceanFirst Financial Corp.	1,495	26,327
Ohio Valley Banc Corp.	125	4,029
Old National Bancorp	8,701	185,679
Old Point Financial Corp.	126	4,945
Old Second Bancorp, Inc.	1,201	21,306
OP Bancorp	374	4,858
Orange County Bancorp, Inc.	283	7,313
Origin Bancorp, Inc.	763	27,270
Orrstown Financial Services, Inc.	517	16,456
Pacific Premier Bancorp, Inc.	2,585	54,518
Park National Corp.	408	68,242
Parke Bancorp, Inc.	275	5,602
Pathward Financial, Inc.	653	51,665
PCB Bancorp	325	6,818

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	33

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Peapack-Gladstone Financial Corp.	470	$13,277
Penns Woods Bancorp, Inc.	222	6,740
Peoples Bancorp of North Carolina, Inc.	131	3,779
Peoples Bancorp, Inc.	897	27,394
Peoples Financial Services Corp.	259	12,787
Pinnacle Financial Partners, Inc.	386	42,618
Pioneer Bancorp, Inc. (a)	246	2,959
Plumas Bancorp	153	6,802
Ponce Financial Group, Inc. (a)	408	5,647
Preferred Bank	317	27,435
Primis Financial Corp.	593	6,434
Princeton Bancorp, Inc.	143	4,367
Prosperity Bancshares, Inc.	580	40,739
Provident Bancorp, Inc. (a)	396	4,946
Provident Financial Services, Inc.	3,396	59,532
QCR Holdings, Inc.	424	28,790
RBB Bancorp	473	8,140
Red River Bancshares, Inc.	127	7,455
Regions Financial Corp.	4,977	117,059
Renasant Corp.	2,495	89,645
Republic Bancorp, Inc., Class A	231	16,888
Richmond Mutual BanCorp, Inc.	297	4,099
Riverview Bancorp, Inc.	675	3,713
S&T Bancorp, Inc.	983	37,177
SB Financial Group, Inc.	199	3,801
Seacoast Banking Corp. of Florida	2,277	62,891
ServisFirst Bancshares, Inc.	1,404	108,824
Shore Bancshares, Inc.	863	13,566
Sierra Bancorp	305	9,055
Simmons First National Corp., Class A	3,344	63,402
SmartFinancial, Inc.	445	15,032
Sound Financial Bancorp, Inc.	73	3,358
South Plains Financial, Inc.	367	13,227
Southern First Bancshares, Inc. (a)	225	8,557
Southern Missouri Bancorp, Inc.	266	14,571
Southern States Bancshares, Inc.	242	8,802
Southside Bancshares, Inc.	749	22,043
SouthState Corp.	600	55,218
	Number of Shares	Fair Value
SR Bancorp, Inc.	264	$3,564
Stellar Bancorp, Inc.	1,269	35,507
Sterling Bancorp, Inc. (a)(d)**	504	—
Stock Yards Bancorp, Inc.	691	54,575
Synovus Financial Corp.	888	45,954
Texas Capital Bancshares, Inc. (a)	1,244	98,774
Third Coast Bancshares, Inc. (a)	369	12,055
Timberland Bancorp, Inc.	159	4,961
Tompkins Financial Corp.	333	20,889
Towne Bank	1,893	64,703
TriCo Bancshares	826	33,445
Triumph Financial, Inc. (a)	571	31,468
Truist Financial Corp.	7,858	337,815
TrustCo Bank Corp.	516	17,245
Trustmark Corp.	1,641	59,831
UMB Financial Corp.	1,972	207,376
Union Bankshares, Inc.	124	3,301
United Bankshares, Inc.	3,848	140,183
United Community Banks, Inc.	3,211	95,656
United Security Bancshares	456	3,944
Unity Bancorp, Inc.	194	9,134
Univest Financial Corp.	754	22,650
USCB Financial Holdings, Inc.	263	4,350
Valley National Bancorp	13,196	117,840
Veritex Holdings, Inc.	1,357	35,418
Virginia National Bankshares Corp.	119	4,403
WaFd, Inc.	2,178	63,772
Washington Trust Bancorp, Inc.	507	14,338
Webster Financial Corp.	1,042	56,893
WesBanco, Inc.	2,582	81,669
West BanCorp, Inc.	355	6,969
Westamerica BanCorp	664	32,164
Western Alliance Bancorp	700	54,586
Western New England Bancorp, Inc.	572	5,280
Wintrust Financial Corp.	390	48,352
WSFS Financial Corp.	1,572	86,460
Zions Bancorp NA	775	40,253
		8,680,545
Reinsurance - 0.1%
Enstar Group Ltd. (a)	324	108,981
Everest Group Ltd.	235	79,865
Greenlight Capital Re Ltd., Class A (a)	769	11,050

See Notes to Schedule of Investments and Notes to Financial Statements.
34	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Reinsurance Group of America, Inc.	390	$77,360
Swiss Re AG	1,405	242,080
		519,336
Renewable Electricity - 0.0%*
Clearway Energy, Inc., Class C	600	19,200
Montauk Renewables, Inc. (a)	1,151	2,555
Ormat Technologies, Inc.	1,660	139,042
		160,797
Research & Consulting Services - 0.2%
Amentum Holdings, Inc. (a)	1,161	27,411
BlackSky Technology, Inc. (a)	703	14,468
Booz Allen Hamilton Holding Corp.	814	84,762
CACI International, Inc., Class A (a)	145	69,122
CBIZ, Inc. (a)	1,427	102,330
Clarivate PLC (a)	3,112	13,382
CRA International, Inc.	170	31,853
Dun & Bradstreet Holdings, Inc.	2,000	18,180
Equifax, Inc.	691	179,225
Experian PLC	4,280	220,058
Exponent, Inc.	1,356	101,307
Forrester Research, Inc. (a)	345	3,416
Franklin Covey Co. (a)	329	7,508
FTI Consulting, Inc. (a)	200	32,300
Huron Consulting Group, Inc. (a)	473	65,056
ICF International, Inc.	480	40,661
Innodata, Inc. (a)	834	42,717
Jacobs Solutions, Inc.	690	90,701
KBR, Inc.	700	33,558
Legalzoom.com, Inc. (a)	3,266	29,100
Leidos Holdings, Inc.	791	124,788
Mistras Group, Inc. (a)	547	4,381
NV5 Global, Inc. (a)	1,480	34,173
Parsons Corp. (a)	200	14,354
Planet Labs PBC (a)	5,754	35,099
RCM Technologies, Inc. (a)	162	3,818
Resolute Holdings Management, Inc. (a)	137	4,366
Resources Connection, Inc.	1,001	5,375
Science Applications International Corp.	290	32,657
Spire Global, Inc. (a)	649	7,723
TransUnion	1,089	95,832
	Number of Shares	Fair Value
Verisk Analytics, Inc.	846	$263,529
Willdan Group, Inc. (a)	352	22,004
		1,855,214
Restaurants - 0.4%
Aramark	1,500	62,805
Biglari Holdings, Inc., Class B (a)	18	5,260
BJ's Restaurants, Inc. (a)	595	26,537
Bloomin' Brands, Inc.	2,135	18,382
Brinker International, Inc. (a)	1,201	216,576
Cava Group, Inc. (a)	600	50,538
Cheesecake Factory, Inc.	1,298	81,333
Chipotle Mexican Grill, Inc. (a)	7,900	443,585
Cracker Barrel Old Country Store, Inc.	574	35,060
Darden Restaurants, Inc.	690	150,399
Denny's Corp. (a)	1,503	6,162
Dine Brands Global, Inc.	408	9,927
Domino's Pizza, Inc.	203	91,472
DoorDash, Inc., Class A (a)	2,080	512,741
Dutch Bros, Inc., Class A (a)	600	41,022
El Pollo Loco Holdings, Inc. (a)	750	8,258
First Watch Restaurant Group, Inc. (a)	1,012	16,232
Jack in the Box, Inc.	437	7,630
Krispy Kreme, Inc.	2,507	7,295
Kura Sushi USA, Inc., Class A (a)	188	16,183
McDonald's Corp.	4,101	1,198,189
Nathan's Famous, Inc.	81	8,957
Papa John's International, Inc.	859	42,039
Portillo's, Inc., Class A (a)	1,448	16,898
Potbelly Corp. (a)	758	9,285
RCI Hospitality Holdings, Inc.	225	8,577
Serve Robotics, Inc. (a)	1,333	15,250
Shake Shack, Inc., Class A (a)	1,057	148,614
Starbucks Corp.	6,625	607,049
Sweetgreen, Inc., Class A (a)	2,853	42,453
Texas Roadhouse, Inc.	400	74,964
Wendy's Co.	900	10,278
Wingstop, Inc.	200	67,348
Yum! Brands, Inc.	1,671	247,609
		4,304,907
Retail REITs - 0.2%
Acadia Realty Trust	3,607	66,982
Agree Realty Corp.	600	43,836

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Alexander's, Inc.	60	$13,519
Brixmor Property Group, Inc.	1,840	47,914
CBL & Associates Properties, Inc.	609	15,463
Curbline Properties Corp.	2,561	58,468
Federal Realty Investment Trust	600	56,994
FrontView REIT, Inc.	381	4,572
Getty Realty Corp.	1,427	39,442
InvenTrust Properties Corp.	2,090	57,266
Kimco Realty Corp.	3,634	76,387
Kite Realty Group Trust	6,004	135,991
Macerich Co.	6,912	111,836
NETSTREIT Corp.	2,117	35,841
NNN REIT, Inc.	1,000	43,180
Phillips Edison & Co., Inc.	3,435	120,328
Realty Income Corp.	5,086	293,004
Regency Centers Corp.	1,000	71,230
Saul Centers, Inc.	353	12,051
Simon Property Group, Inc.	1,853	297,888
SITE Centers Corp.	1,322	14,952
Tanger, Inc.	3,046	93,147
Urban Edge Properties	3,393	63,313
Whitestone REIT	1,305	16,286
		1,789,890
Security & Alarm Services - 0.0%*
Brink's Co.	1,177	105,094
CoreCivic, Inc. (a)	2,934	61,819
GEO Group, Inc. (a)	3,727	89,262
		256,175
Self Storage REITs - 0.1%
CubeSmart	1,460	62,050
Extra Space Storage, Inc.	1,244	183,416
National Storage Affiliates Trust	300	9,597
Public Storage	898	263,491
Smartstop Self Storage REIT, Inc.	784	28,404
		546,958
Semiconductor Materials & Equipment - 0.3%
ACM Research, Inc., Class A (a)	1,333	34,525
Aehr Test Systems (a)	813	10,512
Aeluma, Inc. (a)	300	4,911
Amkor Technology, Inc.	800	16,792
Applied Materials, Inc.	4,714	862,992
	Number of Shares	Fair Value
Atomera, Inc. (a)	928	$4,677
Axcelis Technologies, Inc. (a)	878	61,188
Cohu, Inc. (a)	1,199	23,069
Enphase Energy, Inc. (a)	746	29,579
Entegris, Inc.	782	63,068
FormFactor, Inc. (a)	2,083	71,676
Ichor Holdings Ltd. (a)	874	17,165
KLA Corp.	783	701,365
Lam Research Corp.	7,460	726,156
MKS, Inc.	500	49,680
Onto Innovation, Inc. (a)	290	29,270
PDF Solutions, Inc. (a)	864	18,472
Photronics, Inc. (a)	1,594	30,015
Teradyne, Inc.	829	74,544
Ultra Clean Holdings, Inc. (a)	1,153	26,023
Veeco Instruments, Inc. (a)	1,599	32,492
		2,888,171
Semiconductors - 3.5%
Advanced Micro Devices, Inc. (a)	9,352	1,327,049
Alpha & Omega Semiconductor Ltd. (a)	662	16,987
Ambarella, Inc. (a)	1,112	73,464
Analog Devices, Inc.	2,849	678,119
Astera Labs, Inc. (a)	900	81,378
Broadcom, Inc.	26,780	7,381,907
CEVA, Inc. (a)	565	12,419
Cirrus Logic, Inc. (a)	300	31,277
Credo Technology Group Holding Ltd. (a)	3,971	367,675
Diodes, Inc. (a)	1,229	65,002
First Solar, Inc. (a)	601	99,490
GLOBALFOUNDRIES, Inc. (a)	500	19,100
Impinj, Inc. (a)	708	78,638
Intel Corp.	25,189	564,234
Kopin Corp. (a)	4,466	6,833
Lattice Semiconductor Corp. (a)	700	34,293
MACOM Technology Solutions Holdings, Inc. (a)	400	57,316
Marvell Technology, Inc.	4,991	386,303
MaxLinear, Inc. (a)	2,078	29,528
Microchip Technology, Inc.	3,098	218,006
Micron Technology, Inc.	6,450	794,962
Monolithic Power Systems, Inc.	265	193,816
Navitas Semiconductor Corp. (a)	3,524	23,082
NVE Corp.	130	9,569

See Notes to Schedule of Investments and Notes to Financial Statements.
36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
NVIDIA Corp.	135,990	$21,485,060
ON Semiconductor Corp. (a)	2,517	131,916
Penguin Solutions, Inc. (a)	1,355	26,843
Power Integrations, Inc.	1,520	84,968
Qorvo, Inc. (a)	497	42,200
QUALCOMM, Inc.	6,401	1,019,423
Rambus, Inc. (a)	2,930	187,579
Rigetti Computing, Inc. (a)	7,713	91,476
Semtech Corp. (a)	2,373	107,117
Silicon Laboratories, Inc. (a)	881	129,824
SiTime Corp. (a)	576	122,734
SkyWater Technology, Inc. (a)	799	7,862
Skyworks Solutions, Inc.	873	65,056
Synaptics, Inc. (a)	1,066	69,098
Texas Instruments, Inc.	5,300	1,100,386
Universal Display Corp.	287	44,330
		37,266,319
Silver - 0.0%*
Hecla Mining Co.	16,033	96,038
Single-Family Residential REITs - 0.0%*
American Homes 4 Rent, Class A	1,900	68,533
Equity LifeStyle Properties, Inc.	1,182	72,894
Invitation Homes, Inc.	3,640	119,392
Sun Communities, Inc.	710	89,808
UMH Properties, Inc.	2,152	36,132
		386,759
Soft Drinks & Non-alcoholic Beverages - 0.3%
Celsius Holdings, Inc. (a)	900	41,751
Coca-Cola Co.	22,469	1,589,682
Coca-Cola Consolidated, Inc.	380	42,427
Keurig Dr. Pepper, Inc.	7,351	243,024
Monster Beverage Corp. (a)	4,084	255,822
National Beverage Corp. (a)	610	26,376
PepsiCo, Inc.	7,975	1,053,019
Primo Brands Corp., Class A	1,200	35,544
Vita Coco Co., Inc. (a)	1,106	39,927
Zevia PBC, Class A (a)	1,043	3,358
		3,330,930
Specialized Consumer Services - 0.0%*
ADT, Inc.	2,730	23,123
Carriage Services, Inc.	379	17,335
European Wax Center, Inc., Class A (a)	939	5,287
	Number of Shares	Fair Value
Frontdoor, Inc. (a)	2,065	$121,711
H&R Block, Inc.	800	43,912
Matthews International Corp., Class A	822	19,654
Mister Car Wash, Inc. (a)	2,486	14,941
Service Corp. International	858	69,841
		315,804
Specialized Finance - 0.0%*
Acacia Research Corp. (a)	982	3,515
Burford Capital Ltd.	5,391	76,876
HA Sustainable Infrastructure Capital, Inc.	3,335	89,578
SWK Holdings Corp.	117	1,725
		171,694
Specialty Chemicals - 0.2%
Albemarle Corp.	837	52,455
Arq, Inc. (a)	735	3,947
Ashland, Inc.	300	15,084
ASP Isotopes, Inc. (a)	1,310	9,642
Aspen Aerogels, Inc. (a)	1,688	9,993
Avient Corp.	2,425	78,352
Axalta Coating Systems Ltd. (a)	1,500	44,535
Balchem Corp.	892	142,006
Celanese Corp.	500	27,665
DuPont de Nemours, Inc.	2,456	168,457
Eastman Chemical Co.	777	58,011
Ecolab, Inc.	1,412	380,449
Ecovyst, Inc. (a)	3,035	24,978
Element Solutions, Inc.	1,100	24,915
Flotek Industries, Inc. (a)	432	6,376
Ginkgo Bioworks Holdings, Inc. (a)	1,123	12,634
HB Fuller Co.	1,471	88,481
Ingevity Corp. (a)	939	40,461
Innospec, Inc.	672	56,508
International Flavors & Fragrances, Inc.	1,493	109,810
Minerals Technologies, Inc.	857	47,195
NewMarket Corp.	43	29,707
Perimeter Solutions, Inc. (a)	3,619	50,376
PPG Industries, Inc.	1,381	157,089
Quaker Chemical Corp.	384	42,985
Rayonier Advanced Materials, Inc. (a)	1,879	7,234
RPM International, Inc.	726	79,744
Sensient Technologies Corp.	1,130	111,327
Sherwin-Williams Co.	1,328	455,982

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Solesence, Inc. (a)	649	$2,830
Stepan Co.	553	30,183
Valhi, Inc.	60	970
		2,370,381
Steel - 0.1%
Alpha Metallurgical Resources, Inc. (a)	323	36,331
Ascent Industries Co. (a)	269	3,392
Carpenter Technology Corp.	300	82,914
Cleveland-Cliffs, Inc. (a)	2,237	17,001
Commercial Metals Co.	3,050	149,175
Friedman Industries, Inc.	222	3,676
Metallus, Inc. (a)	1,151	17,737
Nucor Corp.	1,383	179,154
Olympic Steel, Inc.	246	8,017
Radius Recycling, Inc.	689	20,456
Ramaco Resources, Inc., Class A	1,048	13,771
Reliance, Inc.	298	93,542
Ryerson Holding Corp.	749	16,156
Steel Dynamics, Inc.	802	102,664
SunCoke Energy, Inc.	2,196	18,864
Warrior Met Coal, Inc.	1,396	63,979
Worthington Steel, Inc.	849	25,326
		852,155
Systems Software - 2.7%
A10 Networks, Inc.	2,030	39,280
Adeia, Inc.	2,805	39,663
Airship AI Holdings, Inc. (a)	238	1,402
Appian Corp., Class A (a)	1,041	31,084
Arteris, Inc. (a)	723	6,890
Commvault Systems, Inc. (a)	1,201	209,370
Crowdstrike Holdings, Inc., Class A (a)	1,436	731,369
CyberArk Software Ltd. (a)	211	85,852
Dolby Laboratories, Inc., Class A	437	32,452
Fortinet, Inc. (a)	3,635	384,292
Gen Digital, Inc.	3,026	88,964
Gitlab, Inc., Class A (a)	800	36,088
Microsoft Corp.	43,067	21,421,956
Monday.com Ltd. (a)	181	56,921
N-able, Inc. (a)	2,013	16,305
OneSpan, Inc.	1,050	17,525
Oracle Corp.	9,573	2,092,945
Palo Alto Networks, Inc. (a)	3,748	766,991
Progress Software Corp.	1,159	73,991
	Number of Shares	Fair Value
Qualys, Inc. (a)	994	$142,013
Rapid7, Inc. (a)	1,756	40,616
Rubrik, Inc., Class A (a)	600	53,754
SentinelOne, Inc., Class A (a)	1,820	33,270
ServiceNow, Inc. (a)	1,200	1,233,696
Silvaco Group, Inc. (a)	180	850
Telos Corp. (a)	1,492	4,730
Tenable Holdings, Inc. (a)	3,200	108,096
Teradata Corp. (a)	600	13,386
UiPath, Inc., Class A (a)	1,900	24,320
Varonis Systems, Inc. (a)	2,952	149,814
Xperi, Inc. (a)	1,210	9,571
Zscaler, Inc. (a)	579	181,771
		28,129,227
Technology Distributors - 0.0%*
Arrow Electronics, Inc. (a)	267	34,024
Avnet, Inc.	400	21,232
CDW Corp.	761	135,907
Climb Global Solutions, Inc.	118	12,615
ePlus, Inc. (a)	711	51,263
Insight Enterprises, Inc. (a)	756	104,392
PC Connection, Inc.	302	19,866
Richardson Electronics Ltd.	303	2,924
ScanSource, Inc. (a)	606	25,337
TD SYNNEX Corp.	400	54,280
		461,840
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	85,566	17,555,576
CompoSecure, Inc., Class A (a)	1,236	17,415
Corsair Gaming, Inc. (a)	1,262	11,901
CPI Card Group, Inc. (a)	87	2,064
Dell Technologies, Inc., Class C	1,780	218,228
Diebold Nixdorf, Inc. (a)	654	36,232
Eastman Kodak Co. (a)	1,419	8,017
Hewlett Packard Enterprise Co.	7,684	157,138
HP, Inc.	5,478	133,992
Immersion Corp.	904	7,123
IonQ, Inc. (a)	6,433	276,426
NetApp, Inc.	1,267	134,999
Pure Storage, Inc., Class A (a)	1,700	97,886
Quantum Computing, Inc. (a)	3,157	60,520
Sandisk Corp. (a)	933	42,311
Super Micro Computer, Inc. (a)	3,020	148,010

See Notes to Schedule of Investments and Notes to Financial Statements.
38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Turtle Beach Corp. (a)	477	$6,597
Western Digital Corp.	1,900	121,581
Xerox Holdings Corp.	3,227	17,006
		19,053,022
Telecom Tower REITs - 0.1%
American Tower Corp.	2,714	599,848
Crown Castle, Inc.	2,585	265,557
SBA Communications Corp.	615	144,427
		1,009,832
Timber REITs - 0.0%*
PotlatchDeltic Corp.	2,112	81,038
Rayonier, Inc.	1,017	22,557
Weyerhaeuser Co.	4,393	112,856
		216,451
Tires & Rubber - 0.0%*
Goodyear Tire & Rubber Co. (a)	7,128	73,917
Tobacco - 0.2%
Altria Group, Inc.	9,837	576,743
Ispire Technology, Inc. (a)	522	1,337
Philip Morris International, Inc.	9,031	1,644,816
Turning Point Brands, Inc.	443	33,566
Universal Corp.	620	36,109
		2,292,571
Trading Companies & Distributors - 0.2%
Air Lease Corp.	500	29,245
Alta Equipment Group, Inc.	798	5,043
Applied Industrial Technologies, Inc.	200	46,490
BlueLinx Holdings, Inc. (a)	228	16,959
Boise Cascade Co.	1,032	89,598
Core & Main, Inc., Class A (a)	1,170	70,609
Custom Truck One Source, Inc. (a)	1,464	7,232
Distribution Solutions Group, Inc. (a)	304	8,351
DNOW, Inc. (a)	2,960	43,897
DXP Enterprises, Inc. (a)	360	31,554
EVI Industries, Inc.	126	2,751
Fastenal Co.	6,634	278,628
Ferguson Enterprises, Inc.	1,190	259,122
FTAI Aviation Ltd.	600	69,024
GATX Corp.	976	149,875
Global Industrial Co.	388	10,480
	Number of Shares	Fair Value
GMS, Inc. (a)	1,048	$113,970
Herc Holdings, Inc.	889	117,072
Hudson Technologies, Inc. (a)	1,165	9,460
Karat Packaging, Inc.	181	5,097
McGrath RentCorp	656	76,070
MRC Global, Inc. (a)	2,187	29,984
MSC Industrial Direct Co., Inc., Class A	298	25,336
NPK International, Inc. (a)	2,322	19,760
QXO, Inc. (a)	3,000	64,620
Rush Enterprises, Inc., Class A	1,706	87,876
Rush Enterprises, Inc., Class B	249	13,068
SiteOne Landscape Supply, Inc. (a)	200	24,188
Titan Machinery, Inc. (a)	593	11,747
Transcat, Inc. (a)	241	20,716
United Rentals, Inc.	340	256,156
Watsco, Inc.	216	95,390
WESCO International, Inc.	300	55,560
Willis Lease Finance Corp.	101	14,421
WW Grainger, Inc.	240	249,658
Xometry, Inc., Class A (a)	1,132	38,250
		2,447,257
Transaction & Payment Processing Services - 0.8%
Affirm Holdings, Inc. (a)	1,446	99,976
AvidXchange Holdings, Inc. (a)	4,701	46,023
Block, Inc. (a)	3,202	217,512
Cantaloupe, Inc. (a)	1,629	17,903
Cass Information Systems, Inc.	377	16,381
Corpay, Inc. (a)	398	132,064
Euronet Worldwide, Inc. (a)	200	20,276
Fidelity National Information Services, Inc.	3,148	256,279
Fiserv, Inc. (a)	3,227	556,367
Flywire Corp. (a)	3,118	36,480
Global Payments, Inc.	1,493	119,500
International Money Express, Inc. (a)	819	8,264
Jack Henry & Associates, Inc.	438	78,914
Marqeta, Inc., Class A (a)	10,517	61,314
Mastercard, Inc., Class A	4,719	2,651,795
NCR Atleos Corp. (a)	1,948	55,576
Payoneer Global, Inc. (a)	7,319	50,135
PayPal Holdings, Inc. (a)	5,863	435,738
Paysafe Ltd. (a)	911	11,497

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Paysign, Inc. (a)	1,138	$8,194
Priority Technology Holdings, Inc. (a)	486	3,781
Remitly Global, Inc. (a)	4,228	79,359
Repay Holdings Corp. (a)	2,441	11,766
Sezzle, Inc. (a)	404	72,417
Shift4 Payments, Inc., Class A (a)	300	29,733
Toast, Inc., Class A (a)	2,500	110,725
Visa, Inc., Class A	9,923	3,523,161
Western Union Co.	1,500	12,630
WEX, Inc. (a)	192	28,203
		8,751,963
Water Utilities - 0.0%*
American States Water Co.	1,055	80,876
American Water Works Co., Inc.	1,222	169,992
Cadiz, Inc. (a)	1,253	3,747
California Water Service Group	1,603	72,905
Consolidated Water Co. Ltd.	350	10,507
Essential Utilities, Inc.	1,300	48,282
Global Water Resources, Inc.	286	2,914
H2O America	904	46,981
Middlesex Water Co.	458	24,814
Pure Cycle Corp. (a)	618	6,625
York Water Co.	403	12,735
		480,378
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	1,821	26,732
Spok Holdings, Inc.	590	10,431
Telephone & Data Systems, Inc.	2,648	94,216
T-Mobile U.S., Inc.	2,705	644,494
		775,873
Total Common Stock (Cost $317,296,713)		405,021,807
Warrants - 0.0%*
Healthcare Equipment - 0.0%*
Pulse Biosciences, Inc. (expiring 06/27/29) (a)	75	153
	Number of Shares	Fair Value
Specialty Chemicals - 0.0%*
Danimer Scientific, Inc. (expiring 07/15/25) (a)	1,168	$1
Total Warrants (Cost $0)		154
Total Domestic Equity (Cost $317,296,713)		405,021,961
Foreign Equity - 16.3%
Common Stock - 16.2%
Advertising - 0.0%*
Dentsu Group, Inc.	1,200	26,551
Focus Media Information Technology Co. Ltd., Class A	10,900	11,108
Gambling.com Group Ltd. (a)	319	3,793
Informa PLC	5,904	65,194
Nexxen International Ltd. (a)	1,090	11,347
Publicis Groupe SA	1,071	120,288
WPP PLC	4,775	33,542
		271,823
Aerospace & Defense - 0.4%
AECC Aviation Power Co. Ltd., Class A	2,100	11,299
Airbus SE	2,763	574,915
Aselsan Elektronik Sanayi Ve Ticaret AS	12,026	45,573
AviChina Industry & Technology Co. Ltd., Class H	35,000	19,752
BAE Systems PLC	14,018	362,388
Bharat Electronics Ltd.	32,033	157,438
CAE, Inc. (a)	1,344	39,310
Dassault Aviation SA	86	30,305
Elbit Systems Ltd.	120	53,381
Embraer SA	6,200	87,482
Hanwha Aerospace Co. Ltd.	274	172,164
Hanwha Systems Co. Ltd.	678	29,137
Hindustan Aeronautics Ltd.	1,743	98,975
Kongsberg Gruppen ASA	1,972	76,164
Korea Aerospace Industries Ltd.	651	43,316
Kuang-Chi Technologies Co. Ltd., Class A	400	2,233
Leonardo SpA	1,822	102,190
Melrose Industries PLC	5,643	41,046
MTU Aero Engines AG	242	107,152
Rheinmetall AG	208	438,757
Rolls-Royce Holdings PLC	39,422	522,716

See Notes to Schedule of Investments and Notes to Financial Statements.
40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Saab AB, Class B	1,437	$79,552
Safran SA	1,674	542,150
Singapore Technologies Engineering Ltd.	6,900	42,202
Thales SA	418	122,471
		3,802,068
Agricultural & Farm Machinery - 0.0%*
Kubota Corp.	4,400	49,408
Agricultural Products & Services - 0.0%*
Charoen Pokphand Indonesia Tbk. PT	85,300	24,694
IOI Corp. Bhd.	19,900	17,676
Kuala Lumpur Kepong Bhd.	3,681	18,097
New Hope Liuhe Co. Ltd., Class A (a)	3,200	4,190
SD Guthrie Bhd.	22,100	24,355
Wilmar International Ltd.	11,406	25,702
		114,714
Air Freight & Logistics - 0.1%
Deutsche Post AG	4,476	206,015
DSV AS	952	227,972
Hyundai Glovis Co. Ltd.	310	30,963
InPost SA (a)	1,333	22,063
J&T Global Express Ltd. (a)	24,400	21,074
JD Logistics, Inc. (a)(c)	14,000	23,434
SAL Saudi Logistics Services	271	13,570
SF Holding Co. Ltd., Class A	3,300	22,463
SG Holdings Co. Ltd.	1,900	21,132
YTO Express Group Co. Ltd., Class A	2,700	4,859
ZTO Express Cayman, Inc.	3,609	63,675
		657,220
Airport Services - 0.0%*
Aena SME SA (c)	3,370	89,640
Aeroports de Paris SA	205	25,604
Airports of Thailand PCL NVDR	29,609	27,552
Auckland International Airport Ltd.	7,466	35,102
GMR Airports Ltd. (a)	28,137	27,950
Grupo Aeroportuario del Centro Norte SAB de CV	2,300	30,010
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,415	77,860
	Number of Shares	Fair Value
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,885	$59,772
Shanghai International Airport Co. Ltd., Class A	1,300	5,766
		379,256
Alternative Carriers - 0.0%*
Liberty Global Ltd., Class C (a)	1,600	16,496
Liberty Latin America Ltd., Class A (a)	970	5,917
Liberty Latin America Ltd., Class C (a)	3,421	21,279
		43,692
Aluminum - 0.0%*
Aluminum Corp. of China Ltd., Class A	4,300	4,226
Aluminum Corp. of China Ltd., Class H	48,000	32,285
China Hongqiao Group Ltd.	27,500	62,987
Hindalco Industries Ltd.	11,849	95,728
Norsk Hydro ASA	6,211	35,315
Press Metal Aluminium Holdings Bhd.	38,400	47,242
Shandong Nanshan Aluminum Co. Ltd., Class A	14,700	7,860
United Co. RUSAL International PJSC (a)(d)**	55,670	—
Yunnan Aluminium Co. Ltd., Class A	4,900	10,931
		296,574
Apparel Retail - 0.1%
CCC SA (a)	475	26,880
Fast Retailing Co. Ltd.	864	296,205
H & M Hennes & Mauritz AB, Class B	2,506	34,946
Industria de Diseno Textil SA	5,080	263,452
Pepkor Holdings Ltd. (c)	20,792	31,858
Trent Ltd.	1,596	115,708
Zalando SE (a)(c)	992	32,547
ZOZO, Inc.	2,400	25,870
		827,466
Apparel, Accessories & Luxury Goods - 0.2%
adidas AG	798	185,426
Amer Sports, Inc. (a)	1,000	38,760
ANTA Sports Products Ltd.	11,076	133,335

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Bosideng International Holdings Ltd.	30,000	$17,732
Cie Financiere Richemont SA, Class A	2,500	469,378
Ermenegildo Zegna NV	1,747	14,937
FF Group (a)(d)**	1,860	—
Gildan Activewear, Inc.	812	39,931
Hermes International SCA	147	396,706
Kalyan Jewellers India Ltd.	4,585	29,717
Kering SA	333	72,143
Li Ning Co. Ltd.	18,319	39,485
LPP SA	8	32,476
LVMH Moet Hennessy Louis Vuitton SE	1,278	666,980
Moncler SpA	1,046	59,416
Page Industries Ltd.	55	31,688
Pandora AS	367	64,210
Shenzhou International Group Holdings Ltd.	6,800	48,336
Swatch Group AG	639	28,494
Titan Co. Ltd. (a)	3,129	134,639
		2,503,789
Application Software - 0.3%
Beijing Kingsoft Office Software, Inc., Class A (a)	441	17,241
Constellation Software, Inc.	94	343,980
Dassault Systemes SE	3,019	108,903
Descartes Systems Group, Inc. (a)	380	38,524
D-Wave Quantum, Inc. (a)	7,838	114,748
Hundsun Technologies, Inc., Class A	1,456	6,818
Hut 8 Corp. (a)	2,587	48,118
Iflytek Co. Ltd., Class A	1,500	10,026
Kingdee International Software Group Co. Ltd. (a)	24,000	47,205
Mercurity Fintech Holding, Inc. (a)	1,038	3,996
Nemetschek SE	256	36,962
Nice Ltd. (a)	282	47,858
Open Text Corp.	1,145	33,389
Oracle Financial Services Software Ltd.	230	24,100
Sage Group PLC	4,405	75,485
SAP SE	4,849	1,469,389
Sapiens International Corp. NV	802	23,459
Shanghai Baosight Software Co. Ltd., Class A	2,246	7,406
	Number of Shares	Fair Value
Shanghai Baosight Software Co. Ltd., Class B	10,524	$14,260
Temenos AG	334	23,812
WiseTech Global Ltd.	898	64,165
Xero Ltd. (a)	653	76,944
Yonyou Network Technology Co. Ltd., Class A (a)	2,600	4,853
		2,641,641
Asset Management & Custody Banks - 0.1%
3i Group PLC	4,534	255,982
Amundi SA (c)	365	29,435
Brookfield Asset Management Ltd., Class A	3,943	217,889
Brookfield Corp.	6,341	391,660
CVC Capital Partners PLC (c)	1,259	25,685
EQT AB	1,659	54,990
HDFC Asset Management Co. Ltd. (c)	849	51,397
IGM Financial, Inc.	493	15,543
Julius Baer Group Ltd.	921	62,063
Partners Group Holding AG	106	137,827
Patria Investments Ltd., Class A	1,518	21,343
Reinet Investments SCA	1,448	46,945
Schroders PLC	4,756	23,554
		1,334,313
Automobile Manufacturers - 0.4%
Bayerische Motoren Werke AG	1,306	115,684
BYD Co. Ltd., Class A	1,000	46,336
BYD Co. Ltd., Class H	36,500	569,586
Chongqing Changan Automobile Co. Ltd., Class A (a)	2,714	4,835
Ferrari NV	587	286,714
Ford Otomotiv Sanayi AS	3,410	7,648
Geely Automobile Holdings Ltd.	54,000	109,788
Great Wall Motor Co. Ltd., Class H (a)	23,033	35,444
Guangzhou Automobile Group Co. Ltd., Class A	10,000	10,456
Honda Motor Co. Ltd.	19,724	190,419
Hyundai Motor Co.	1,194	180,038
Hyundai Motor India Ltd. (a)	1,586	41,050
Isuzu Motors Ltd.	2,400	30,414
Kia Corp.	2,101	150,850
Li Auto, Inc., Class A (a)	11,000	149,936

See Notes to Schedule of Investments and Notes to Financial Statements.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Mahindra & Mahindra Ltd.	8,238	$305,774
Maruti Suzuki India Ltd.	1,116	161,362
Mercedes-Benz Group AG	3,368	196,451
NIO, Inc., Class A (a)	14,033	48,981
Nissan Motor Co. Ltd. (a)	13,200	32,003
Renault SA	854	39,227
SAIC Motor Corp. Ltd., Class A	6,300	14,116
Seres Group Co. Ltd., Class A	600	11,251
Subaru Corp.	2,600	45,279
Suzuki Motor Corp.	7,100	85,675
Tata Motors Ltd.	17,965	144,122
Toyota Motor Corp.	44,061	760,456
XPeng, Inc., Class A (a)	11,000	98,930
Zhejiang Leapmotor Technology Co. Ltd. (a)(c)	4,400	30,660
		3,903,485
Automotive Parts & Equipment - 0.1%
Aisin Corp.	2,300	29,410
Aptiv PLC (a)	1,291	88,072
Bharat Forge Ltd.	2,331	35,555
Bosch Ltd.	68	25,912
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	5,235
Continental AG	489	42,534
Denso Corp.	8,560	115,589
Fuyao Glass Industry Group Co. Ltd., Class A	900	7,163
Fuyao Glass Industry Group Co. Ltd., Class H (c)	4,956	35,386
Garrett Motion, Inc.	3,501	36,796
Huayu Automotive Systems Co. Ltd., Class A	1,768	4,356
Huizhou Desay Sv Automotive Co. Ltd., Class A	200	2,852
Hyundai Mobis Co. Ltd.	530	112,708
Magna International, Inc.	1,190	45,908
Ningbo Tuopu Group Co. Ltd., Class A	1,160	7,652
Samvardhana Motherson International Ltd.	28,139	50,802
Sona Blw Precision Forgings Ltd. (c)	3,085	17,315
Sumitomo Electric Industries Ltd.	3,166	67,837
Tube Investments of India Ltd.	1,021	37,014
		768,096
	Number of Shares	Fair Value
Automotive Retail - 0.0%*
Abu Dhabi National Oil Co. for Distribution PJSC	26,028	$26,008
Empresas Copec SA	3,013	20,478
Hotai Motor Co. Ltd. (a)	2,940	56,763
PTT Oil & Retail Business PCL NVDR	33,900	11,783
Vibra Energia SA	10,600	42,067
Zhongsheng Group Holdings Ltd.	8,000	12,331
		169,430
Biotechnology - 0.1%
ADC Therapeutics SA (a)	2,357	6,317
Akeso, Inc. (a)(c)	5,000	58,567
Alteogen, Inc. (a)	352	97,024
Argenx SE (a)	285	157,170
Aurinia Pharmaceuticals, Inc. (a)	3,480	29,476
Benitec Biopharma, Inc. (a)	442	5,171
BeOne Medicines Ltd. (a)	9,500	178,866
Bright Minds Biosciences, Inc. (a)	150	3,916
Celltrion, Inc.	1,418	167,689
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,150	8,615
CRISPR Therapeutics AG (a)	2,252	109,537
Fennec Pharmaceuticals, Inc. (a)	502	4,167
Genmab AS (a)	287	59,380
Grifols SA (a)	1,767	21,468
Imeik Technology Development Co. Ltd., Class A	420	10,250
Innovent Biologics, Inc. (a)(c)	10,500	104,866
PharmaEssentia Corp. (a)	2,000	37,519
Prothena Corp. PLC (a)	981	5,955
Shanghai RAAS Blood Products Co. Ltd., Class A	5,500	5,275
Swedish Orphan Biovitrum AB (a)	860	26,006
Xenon Pharmaceuticals, Inc. (a)	2,075	64,947
		1,162,181
Brewers - 0.1%
Ambev SA	42,400	103,478
Anheuser-Busch InBev SA	4,601	314,547
Asahi Group Holdings Ltd.	6,500	86,737
Carlsberg AS, Class B	427	60,290

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
China Resources Beer Holdings Co. Ltd.	13,000	$41,401
Heineken Holding NV	577	42,840
Heineken NV	1,347	117,039
Kirin Holdings Co. Ltd.	3,500	48,934
Tsingtao Brewery Co. Ltd., Class A	800	7,758
Tsingtao Brewery Co. Ltd., Class H	4,924	32,147
		855,171
Broadline Retail - 0.5%
Alibaba Group Holding Ltd.	151,000	2,112,076
Allegro.eu SA (a)(c)	5,384	51,534
Canadian Tire Corp. Ltd., Class A	227	30,842
Coupang, Inc. (a)	6,840	204,926
Dollarama, Inc.	1,292	181,675
Falabella SA	7,094	37,620
GoTo Gojek Tokopedia Tbk. PT (a)	9,447,100	33,750
JD.com, Inc., Class A	21,426	349,094
MINISO Group Holding Ltd. ADR	576	10,495
Naspers Ltd., N Shares	1,440	446,910
Next PLC	525	89,497
Pan Pacific International Holdings Corp.	1,700	58,363
PDD Holdings, Inc. ADR (a)	6,057	633,926
Prosus NV	6,090	339,351
Rakuten Group, Inc. (a)	6,700	36,941
Vipshop Holdings Ltd. ADR	3,134	47,167
Wesfarmers Ltd.	5,284	293,478
Woolworths Holdings Ltd.	8,557	24,923
		4,982,568
Building Products - 0.1%
AGC, Inc.	900	26,337
Assa Abloy AB, Class B	4,681	144,992
Astral Ltd.	1,331	23,386
Beijing New Building Materials PLC, Class A	1,600	5,915
Cie de Saint-Gobain SA	2,093	244,802
Daikin Industries Ltd.	1,252	147,567
Geberit AG	151	118,372
Kingspan Group PLC	692	58,648
Nibe Industrier AB, Class B	6,652	28,156
Rockwool AS, Class B	557	25,976
		824,151
	Number of Shares	Fair Value
Cargo Ground Transportation - 0.0%*
TFI International, Inc.	352	$31,534
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	2,534	108,225
Entain PLC	2,665	32,904
Evolution AB (c)	660	52,050
FDJ UNITED (c)	604	23,610
Flutter Entertainment PLC (a)	1,000	285,760
Galaxy Entertainment Group Ltd.	10,000	44,395
Genius Sports Ltd. (a)	6,056	62,982
Genting Bhd.	23,100	16,733
Genting Singapore Ltd.	35,800	20,097
Lottery Corp. Ltd.	9,823	34,312
OPAP SA	1,582	35,748
Sands China Ltd.	14,400	29,974
Super Group SGHC Ltd.	4,374	47,983
		794,773
Coal & Consumable Fuels - 0.1%
Alamtri Resources Indonesia Tbk. PT	58,800	6,628
Cameco Corp.	2,035	150,824
China Coal Energy Co. Ltd., Class H	15,000	17,350
China Shenhua Energy Co. Ltd., Class A	3,300	18,676
China Shenhua Energy Co. Ltd., Class H	29,990	116,331
Coal India Ltd.	16,321	74,592
Encore Energy Corp. (a)	4,962	14,191
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	3,800	10,493
Inner Mongolia Yitai Coal Co. Ltd., Class B	8,600	17,037
Shaanxi Coal Industry Co. Ltd., Class A	3,600	9,669
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	5,200	7,659
United Tractors Tbk. PT	14,700	19,422
Yankuang Energy Group Co. Ltd., Class A	4,485	7,620
Yankuang Energy Group Co. Ltd., Class H	26,900	26,763
		497,255
Commercial Printing - 0.0%*
Cimpress PLC (a)	441	20,727
Dai Nippon Printing Co. Ltd.	2,300	34,871

See Notes to Schedule of Investments and Notes to Financial Statements.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
TOPPAN Holdings, Inc.	1,000	$27,173
		82,771
Commodity Chemicals - 0.1%
Asahi Kasei Corp.	5,400	38,394
Barito Pacific Tbk. PT (a)	178,588	18,260
Chandra Asri Pacific Tbk. PT	76,300	46,410
Formosa Chemicals & Fibre Corp.	30,000	23,518
Formosa Plastics Corp.	39,000	46,527
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,860	4,705
Hengli Petrochemical Co. Ltd., Class A	7,500	14,931
Jiangsu Eastern Shenghong Co. Ltd., Class A (a)	4,600	5,349
LB Group Co. Ltd., Class A	2,100	4,752
LG Chem Ltd.	435	68,170
Mesaieed Petrochemical Holding Co.	65,734	24,300
Nan Ya Plastics Corp.	50,000	46,727
Orion SA	1,577	16,543
Petronas Chemicals Group Bhd.	16,900	14,008
Rongsheng Petrochemical Co. Ltd., Class A	850	983
Sahara International Petrochemical Co.	2,644	13,973
Sasa Polyester Sanayi AS (a)	120,688	9,281
Satellite Chemical Co. Ltd., Class A	3,525	8,528
Saudi Aramco Base Oil Co.	696	18,966
Saudi Basic Industries Corp.	7,906	115,201
Saudi Industrial Investment Group	2,403	10,745
Saudi Kayan Petrochemical Co. (a)	11,878	16,374
SKC Co. Ltd. (a)	278	22,700
Solar Industries India Ltd.	242	49,659
Supreme Industries Ltd.	453	23,196
Toray Industries, Inc.	6,200	42,399
Yanbu National Petrochemical Co.	2,034	16,378
Yunnan Energy New Material Co. Ltd., Class A (a)	500	2,044
Zhejiang Juhua Co. Ltd., Class A	500	2,002
		725,023
	Number of Shares	Fair Value
Communications Equipment - 0.0%*
Accton Technology Corp.	4,000	$99,959
BYD Electronic International Co. Ltd.	6,520	26,412
Nokia OYJ	24,897	128,767
Telefonaktiebolaget LM Ericsson, Class B	12,508	106,228
Yealink Network Technology Corp. Ltd., Class A	1,540	7,473
Zhongji Innolight Co. Ltd., Class A	700	14,254
ZTE Corp., Class A	2,700	12,246
ZTE Corp., Class H	5,000	15,478
		410,817
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	788	54,528
Bouygues SA	839	37,819
Budimex SA	101	15,573
China Communications Services Corp. Ltd., Class H	13,733	7,435
China Energy Engineering Corp. Ltd., Class A	34,900	10,865
China National Chemical Engineering Co. Ltd., Class A	10,700	11,457
China Railway Group Ltd., Class A	5,800	4,542
China Railway Group Ltd., Class H	43,000	20,596
China State Construction Engineering Corp. Ltd., Class A (a)	19,800	15,949
China State Construction International Holdings Ltd.	20,000	30,166
Eiffage SA	305	42,694
Gamuda Bhd.	39,271	44,676
Kajima Corp.	1,900	49,498
Larsen & Toubro Ltd.	5,870	251,186
Metallurgical Corp. of China Ltd., Class A	24,100	10,026
Obayashi Corp.	2,900	43,878
Power Construction Corp. of China Ltd., Class A	12,000	8,158
Rail Vikas Nigam Ltd.	4,468	20,720
Sichuan Road & Bridge Group Co. Ltd., Class A	9,800	13,544
Skanska AB, Class B	1,506	34,796
Stantec, Inc.	500	54,295
Taisei Corp.	700	40,708

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Vinci SA (f)	2,304	$338,339
Voltas Ltd.	2,396	36,714
WSP Global, Inc.	611	124,381
		1,322,543
Construction Machinery & Heavy Transportation Equipment - 0.1%
Alstom SA (a)	1,528	35,514
Ashok Leyland Ltd.	14,635	42,818
China CSSC Holdings Ltd., Class A	4,000	18,171
CRRC Corp. Ltd., Class A	13,000	12,776
CRRC Corp. Ltd., Class H	27,000	16,303
Cummins India Ltd.	1,155	45,782
Daimler Truck Holding AG	2,136	100,720
Doosan Bobcat, Inc.	610	26,306
Epiroc AB, Class A	2,951	63,600
Epiroc AB, Class B	1,723	32,723
Hanwha Ocean Co. Ltd. (a)	1,048	61,656
HD Hyundai Heavy Industries Co. Ltd.	198	62,865
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	376	101,968
Hyundai Rotem Co. Ltd.	645	93,911
Knorr-Bremse AG	320	30,821
Komatsu Ltd.	4,114	134,916
Metso OYJ	2,748	35,419
Samsung Heavy Industries Co. Ltd. (a)	6,242	77,516
Sany Heavy Industry Co. Ltd., Class A	5,300	13,281
Sinotruk Hong Kong Ltd.	8,000	23,338
Toyota Industries Corp.	800	90,277
Volvo AB, Class A	2,388	66,601
Volvo AB, Class B	5,018	139,740
Weichai Power Co. Ltd., Class H	22,401	45,487
XCMG Construction Machinery Co. Ltd., Class A	9,300	10,088
Yangzijiang Shipbuilding Holdings Ltd.	15,300	26,668
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,800	15,297
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	8,700	8,781
		1,433,343
	Number of Shares	Fair Value
Construction Materials - 0.1%
Ambuja Cements Ltd.	6,240	$42,016
Anhui Conch Cement Co. Ltd., Class A	2,769	8,300
Anhui Conch Cement Co. Ltd., Class H	7,581	19,276
Asia Cement Corp.	23,000	33,580
Cemex SAB de CV	133,700	91,648
China Jushi Co. Ltd., Class A	4,114	6,547
China National Building Material Co. Ltd., Class H	30,990	14,804
Grasim Industries Ltd.	2,400	79,604
Heidelberg Materials AG	626	146,562
Shree Cement Ltd.	67	24,242
Siam Cement PCL NVDR	5,839	30,175
TCC Group Holdings Co. Ltd.	59,595	52,022
Titan America SA (a)	710	8,861
UltraTech Cement Ltd.	1,041	146,791
		704,428
Consumer Electronics - 0.1%
Dixon Technologies India Ltd.	320	55,907
LG Electronics, Inc.	894	48,886
Panasonic Holdings Corp.	10,500	113,072
Sony Group Corp.	28,545	737,117
		954,982
Consumer Finance - 0.1%
Bajaj Finance Ltd.	24,420	266,667
Cholamandalam Investment & Finance Co. Ltd.	3,682	69,896
Muthoot Finance Ltd.	1,041	31,850
Qifu Technology, Inc. ADR	1,100	47,696
SBI Cards & Payment Services Ltd.	2,031	22,572
Shriram Finance Ltd.	12,370	101,956
Sundaram Finance Ltd.	575	34,687
		575,324
Consumer Staples Merchandise Retail - 0.0%*
Aeon Co. Ltd.	3,475	106,335
Carrefour SA	2,399	33,708
Cencosud SA	10,731	36,443
Wal-Mart de Mexico SAB de CV	45,786	150,625
		327,111

See Notes to Schedule of Investments and Notes to Financial Statements.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Copper - 0.0%*
Amman Mineral Internasional PT (a)	57,100	$29,719
Antofagasta PLC	1,754	43,493
First Quantum Minerals Ltd. (a)	3,161	56,039
Jiangxi Copper Co. Ltd., Class H	8,782	17,049
KGHM Polska Miedz SA (a)	1,370	48,867
Lundin Mining Corp.	3,057	32,082
MAC Copper Ltd., Class A (a)	1,986	24,011
Southern Copper Corp.	1,352	136,782
Tongling Nonferrous Metals Group Co. Ltd., Class A	7,200	3,357
		391,399
Data Processing & Outsourced Services - 0.0%*
Computershare Ltd.	2,354	61,538
Teleperformance SE	319	30,825
WNS Holdings Ltd. (a)	1,156	73,106
		165,469
Distillers & Vintners - 0.1%
Anhui Gujing Distillery Co. Ltd., Class A	400	7,435
Anhui Gujing Distillery Co. Ltd., Class B	800	10,701
Davide Campari-Milano NV	3,647	24,445
Diageo PLC	10,363	259,593
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	7,609
Jiangsu Yanghe Distillery Co. Ltd., Class A	100	901
Kweichow Moutai Co. Ltd., Class A	700	137,741
Luzhou Laojiao Co. Ltd., Class A	600	9,498
Pernod Ricard SA	907	90,072
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	440	10,835
United Spirits Ltd.	2,293	38,184
Wuliangye Yibin Co. Ltd., Class A	2,300	38,177
		635,191
Distributors - 0.0%*
D'ieteren Group	127	27,192
GigaCloud Technology, Inc., Class A (a)	637	12,600
	Number of Shares	Fair Value
Zhejiang China Commodities City Group Co. Ltd., Class A	1,400	$4,042
		43,834
Diversified Banks - 2.6%
ABN AMRO Bank NV (c)	2,045	55,788
Absa Group Ltd.	7,337	72,663
Abu Dhabi Commercial Bank PJSC	25,929	95,164
Abu Dhabi Islamic Bank PJSC	13,078	76,556
Agricultural Bank of China Ltd., Class A	45,447	37,306
Agricultural Bank of China Ltd., Class H	240,717	171,722
AIB Group PLC	9,401	77,082
Akbank TAS	32,402	55,532
Al Rajhi Bank	17,315	436,741
Al Rayan Bank	59,930	38,318
Alinma Bank	11,133	79,613
Alpha Bank SA	18,636	65,409
AMMB Holdings Bhd.	24,600	29,797
ANZ Group Holdings Ltd.	13,839	264,463
Arab National Bank	6,699	38,795
Axis Bank Ltd.	20,123	281,384
Banco Bilbao Vizcaya Argentaria SA	26,809	410,837
Banco BPM SpA	5,081	59,118
Banco Bradesco SA	15,667	41,652
Banco de Chile	379,928	57,350
Banco de Credito e Inversiones SA	855	36,035
Banco de Sabadell SA	24,177	76,712
Banco do Brasil SA	14,800	59,901
Banco Santander Chile	538,485	33,754
Banco Santander SA	70,437	581,009
Bank AlBilad	6,798	47,707
Bank Al-Jazira (a)	6,106	20,920
Bank Central Asia Tbk. PT	488,800	261,185
Bank Hapoalim BM	5,643	108,285
Bank Leumi Le-Israel BM	6,753	125,575
Bank Mandiri Persero Tbk. PT	329,400	99,013
Bank Millennium SA (a)	5,250	20,775
Bank Negara Indonesia Persero Tbk. PT	105,400	26,748
Bank of Baroda	8,996	26,096
Bank of Beijing Co. Ltd., Class A	12,200	11,633
Bank of China Ltd., Class A	17,494	13,725
Bank of China Ltd., Class H	621,868	361,238

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Bank of Communications Co. Ltd., Class A	29,600	$33,058
Bank of Communications Co. Ltd., Class H	61,127	56,844
Bank of Ireland Group PLC	4,407	62,518
Bank of Montreal	3,369	372,602
Bank of Nova Scotia	5,798	319,963
Bank of NT Butterfield & Son Ltd.	1,199	53,092
Bank of Shanghai Co. Ltd., Class A	9,900	14,664
Bank of the Philippine Islands	17,822	41,130
Bank Polska Kasa Opieki SA	1,581	80,937
Bank Rakyat Indonesia Persero Tbk. PT	600,809	138,406
Bankinter SA	2,989	38,876
Banque Saudi Fransi	10,344	49,258
Barclays PLC	66,589	307,787
BDO Unibank, Inc.	20,539	55,714
BNP Paribas SA	4,734	424,110
BOC Hong Kong Holdings Ltd.	16,500	71,675
Boubyan Bank KSCP	13,021	30,663
BPER Banca SpA	4,415	39,989
CaixaBank SA	18,428	159,080
Canadian Imperial Bank of Commerce	4,377	310,063
Canara Bank	19,083	25,411
Capitec Bank Holdings Ltd.	766	153,058
Chang Hwa Commercial Bank Ltd.	47,542	30,434
China CITIC Bank Corp. Ltd., Class H	69,881	66,587
China Common Rich Renewable Energy Investments Ltd. (a)(d)**	64,000	—
China Construction Bank Corp., Class A	3,400	4,481
China Construction Bank Corp., Class H	845,000	852,535
China Everbright Bank Co. Ltd., Class A	34,220	19,826
China Everbright Bank Co. Ltd., Class H	10,883	5,435
China Merchants Bank Co. Ltd., Class A	10,000	64,148
China Merchants Bank Co. Ltd., Class H	35,000	244,554
China Minsheng Banking Corp. Ltd., Class A	14,500	9,615
China Minsheng Banking Corp. Ltd., Class H	65,700	37,244
	Number of Shares	Fair Value
China Zheshang Bank Co. Ltd., Class A	23,140	$10,951
CIMB Group Holdings Bhd.	69,294	111,746
Commercial Bank PSQC	29,636	37,035
Commercial International Bank - Egypt (CIB)	24,801	42,194
Commerzbank AG	4,154	130,584
Commonwealth Bank of Australia	7,774	941,244
Credicorp Ltd.	600	134,112
Credit Agricole SA	4,760	89,764
CTBC Financial Holding Co. Ltd.	147,000	219,906
Danske Bank AS	3,225	131,064
DBS Group Holdings Ltd.	9,941	350,528
DNB Bank ASA	4,033	111,030
Dubai Islamic Bank PJSC	25,631	63,295
E.Sun Financial Holding Co. Ltd.	126,626	142,396
Emirates NBD Bank PJSC	16,651	103,365
Erste Group Bank AG	1,387	117,714
Eurobank Ergasias Services & Holdings SA, Class A	22,340	76,469
FinecoBank Banca Fineco SpA	2,735	60,469
First Abu Dhabi Bank PJSC	38,912	175,869
First Financial Holding Co. Ltd.	98,164	97,620
Grupo Cibest SA	1,698	21,199
Grupo Financiero Banorte SAB de CV, Class O	22,200	201,553
Grupo Financiero Inbursa SAB de CV, Class O	18,800	48,204
Gulf Bank KSCP	17,838	20,945
Haci Omer Sabanci Holding AS	10,499	23,653
Hana Financial Group, Inc.	2,516	160,885
Hang Seng Bank Ltd.	3,400	50,935
HDFC Bank Ltd.	49,766	1,161,458
Hong Leong Bank Bhd.	6,300	29,327
HSBC Holdings PLC	82,095	992,015
Hua Nan Financial Holdings Co. Ltd.	78,309	72,915
Huaxia Bank Co. Ltd., Class A	7,000	7,730
ICICI Bank Ltd.	46,317	780,843
IDFC First Bank Ltd. (a)	32,400	27,519
IndusInd Bank Ltd. (a)	5,854	59,530
Industrial & Commercial Bank of China Ltd., Class A	33,600	35,602
Industrial & Commercial Bank of China Ltd., Class H	569,505	451,251

See Notes to Schedule of Investments and Notes to Financial Statements.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Industrial Bank Co. Ltd., Class A	12,500	$40,729
Industrial Bank of Korea	2,012	27,222
ING Groep NV	14,652	320,353
Intesa Sanpaolo SpA	70,399	404,223
Israel Discount Bank Ltd., Class A	5,473	54,543
Japan Post Bank Co. Ltd.	8,100	87,199
KakaoBank Corp.	1,182	26,274
Kasikornbank PCL	3,212	15,166
KB Financial Group, Inc.	3,285	269,937
KBC Group NV	1,034	106,398
Komercni Banka AS	792	38,176
Kotak Mahindra Bank Ltd.	9,632	242,990
Krung Thai Bank PCL NVDR	36,068	23,632
Kuwait Finance House KSCP	95,246	249,836
Lloyds Banking Group PLC	280,062	294,361
Malayan Banking Bhd.	45,789	105,487
mBank SA (a)	162	35,773
Mediobanca Banca di Credito Finanziario SpA	2,229	51,637
Mega Financial Holding Co. Ltd.	103,795	145,857
Metropolitan Bank & Trust Co.	14,020	18,045
Mitsubishi UFJ Financial Group, Inc.	53,282	731,477
Mizrahi Tefahot Bank Ltd.	690	44,976
Mizuho Financial Group, Inc.	11,100	306,846
Moneta Money Bank AS (c)	2,917	20,059
National Australia Bank Ltd.	14,250	367,573
National Bank of Canada	1,826	188,047
National Bank of Greece SA	7,560	96,109
National Bank of Kuwait SAKP	72,027	235,339
NatWest Group PLC	37,626	263,682
Nedbank Group Ltd.	4,003	54,747
Nordea Bank Abp	14,647	216,443
NU Holdings Ltd., Class A (a)	47,100	646,212
OTP Bank Nyrt	1,980	157,584
Oversea-Chinese Banking Corp. Ltd.	15,830	202,714
Ping An Bank Co. Ltd., Class A	9,900	16,682
Piraeus Financial Holdings SA	9,294	64,171
Postal Savings Bank of China Co. Ltd., Class A	12,000	9,164
Postal Savings Bank of China Co. Ltd., Class H (c)	74,675	52,130
Powszechna Kasa Oszczednosci Bank Polski SA	7,623	158,715
	Number of Shares	Fair Value
Public Bank Bhd.	125,100	$128,056
Punjab National Bank	18,098	23,319
Qatar International Islamic Bank QSC	8,620	25,782
Qatar Islamic Bank QPSC	16,264	98,942
Qatar National Bank QPSC	41,060	195,658
RHB Bank Bhd.	17,271	25,842
Riyad Bank	13,050	100,002
Royal Bank of Canada	6,574	864,665
Santander Bank Polska SA	304	41,523
Saudi Awwal Bank	8,917	80,123
Saudi Investment Bank	5,604	21,696
Saudi National Bank	25,850	248,954
Sberbank of Russia PJSC (d)**	192,160	—
SCB X PCL NVDR	4,810	17,385
Shanghai Commercial & Savings Bank Ltd.	32,565	51,726
Shanghai Pudong Development Bank Co. Ltd., Class A	14,400	27,903
Shanghai Rural Commercial Bank Co. Ltd., Class A	5,400	7,312
Shinhan Financial Group Co. Ltd.	3,752	170,697
SinoPac Financial Holdings Co. Ltd.	94,669	78,426
Skandinaviska Enskilda Banken AB, Class A	7,421	128,558
Societe Generale SA	3,360	191,488
Standard Bank Group Ltd.	11,481	146,994
Standard Chartered PLC	9,430	155,973
State Bank of India	15,605	149,272
Sumitomo Mitsui Financial Group, Inc.	17,199	432,699
Sumitomo Mitsui Trust Group, Inc.	2,900	77,075
Svenska Handelsbanken AB, Class A	6,554	86,959
Swedbank AB, Class A	3,820	100,406
Taishin Financial Holding Co. Ltd.	101,652	54,807
Taiwan Business Bank	64,731	34,014
Taiwan Cooperative Financial Holding Co. Ltd.	91,634	77,637
TCS Group Holding PLC GDR (a)(d)**	500	—
TMBThanachart Bank PCL	400,000	23,255
Toronto-Dominion Bank	8,143	597,730
Turkiye Is Bankasi AS, Class C	58,740	19,706

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
UniCredit SpA	6,520	$435,561
Union Bank of India Ltd.	17,524	31,386
United Overseas Bank Ltd.	5,900	166,765
VTB Bank PJSC (a)(d)**	14,053	—
Westpac Banking Corp.	15,930	353,489
Woori Financial Group, Inc.	5,823	96,863
Yapi ve Kredi Bankasi AS (a)	23,452	18,682
Yes Bank Ltd. (a)	126,490	30,000
		27,830,115
Diversified Capital Markets - 0.1%
Banco BTG Pactual SA	10,008	77,474
Deutsche Bank AG	8,623	254,773
Macquarie Group Ltd.	1,687	252,878
Mirae Asset Securities Co. Ltd.	1,999	31,771
UBS Group AG	15,292	515,817
		1,132,713
Diversified Chemicals - 0.0%*
BASF SE	4,161	204,461
Mitsubishi Chemical Group Corp.	6,000	31,486
Ningxia Baofeng Energy Group Co. Ltd., Class A	3,200	7,210
Pidilite Industries Ltd.	1,298	46,229
Sasol Ltd. (a)	6,270	27,788
SRF Ltd.	1,201	45,403
		362,577
Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	3,387	81,200
Banca Mediolanum SpA	1,330	22,825
FirstRand Ltd.	43,883	186,903
Jio Financial Services Ltd. (a)	25,233	96,139
M&G PLC	10,088	35,528
Meritz Financial Group, Inc.	739	61,602
ORIX Corp.	5,400	121,873
Yuanta Financial Holding Co. Ltd.	90,280	105,541
		711,611
Diversified Metals & Mining - 0.2%
Anglo American PLC	5,227	154,001
BHP Group Ltd.	23,594	568,241
Boliden AB (a)	1,261	39,046
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,000	6,952
	Number of Shares	Fair Value
CMOC Group Ltd., Class A	14,500	$17,044
CMOC Group Ltd., Class H	33,000	33,547
Critical Metals Corp. (a)	242	866
Glencore PLC (a)	47,831	185,886
GMK Norilskiy Nickel PAO (a)(d)**	30,500	—
Grupo Mexico SAB de CV	27,142	163,294
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	4,000	9,292
Ivanhoe Mines Ltd., Class A (a)	3,263	24,464
Korea Zinc Co. Ltd.	37	22,453
Lifezone Metals Ltd. (a)	965	3,976
MMC Norilsk Nickel PJSC ADR (a)(d)**	8,131	—
MMG Ltd. (a)	52,000	25,371
Rio Tinto Ltd.	1,736	121,880
Rio Tinto PLC	5,254	305,632
Saudi Arabian Mining Co. (a)	11,738	167,753
South32 Ltd.	20,014	38,168
Sumitomo Metal Mining Co. Ltd.	1,100	27,111
Teck Resources Ltd., Class B	2,111	85,198
Vedanta Ltd.	11,996	64,463
Western Mining Co. Ltd., Class A	1,400	3,250
		2,067,888
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC	34,061	82,722
Ayala Land, Inc.	55,900	26,794
Barwa Real Estate Co.	12,066	9,196
Daito Trust Construction Co. Ltd.	300	32,556
Daiwa House Industry Co. Ltd.	2,500	85,742
DLF Ltd.	6,503	63,528
Jabal Omar Development Co. (a)	5,164	27,703
Makkah Construction & Development Co.	893	21,905
Mitsubishi Estate Co. Ltd.	4,800	89,822
Mitsui Fudosan Co. Ltd.	11,900	114,926
Phoenix Mills Ltd.	2,078	37,841
Sumitomo Realty & Development Co. Ltd.	1,400	53,957
Sun Hung Kai Properties Ltd.	6,500	74,564
Wharf Holdings Ltd.	6,000	18,267
		739,523

See Notes to Schedule of Investments and Notes to Financial Statements.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Diversified REITs - 0.0%*
Covivio SA	331	$20,807
Fibra Uno Administracion SA de CV	24,600	33,751
Land Securities Group PLC	3,102	26,823
Stockland	10,633	37,350
		118,731
Diversified Support Services - 0.0%*
Brambles Ltd.	6,172	94,730
Element Fleet Management Corp.	1,790	44,747
Indian Railway Catering & Tourism Corp. Ltd.	1,797	16,375
RB Global, Inc.	1,957	207,676
		363,528
Drug Retail - 0.0%*
Alibaba Health Information Technology Ltd. (a)	38,000	22,945
Clicks Group Ltd.	2,503	52,254
JD Health International, Inc. (a)(c)	9,950	54,503
MatsukiyoCocokara & Co.	1,500	30,816
Nahdi Medical Co.	553	18,829
Raia Drogasil SA	13,724	38,020
		217,367
Education Services - 0.0%*
New Oriental Education & Technology Group, Inc.	10,700	57,453
Pearson PLC	2,649	38,896
TAL Education Group ADR (a)	3,800	38,836
		135,185
Electric Utilities - 0.3%
Acciona SA	146	26,187
BKW AG	125	27,214
Centrais Eletricas Brasileiras SA	11,827	87,156
CEZ AS	1,347	78,873
Chubu Electric Power Co., Inc.	2,800	34,524
CK Infrastructure Holdings Ltd.	3,500	23,162
CLP Holdings Ltd.	7,500	63,153
Contact Energy Ltd.	4,727	25,826
CPFL Energia SA	2,500	18,716
EDP SA	14,018	60,587
Elia Group SA	292	33,505
Emera, Inc.	1,331	60,849
	Number of Shares	Fair Value
Endesa SA	1,412	$44,570
Enel Americas SA	147,255	14,317
Enel Chile SA	255,380	18,873
Enel SpA	37,849	357,920
Energisa SA	2,467	21,841
Equatorial Energia SA	10,613	69,926
Fortis, Inc.	2,258	107,596
Fortum OYJ	1,984	37,007
Hydro One Ltd. (c)	1,471	52,900
Iberdrola SA	26,951	515,357
Inter RAO UES PJSC (a)(d)**	467,243	—
Interconexion Electrica SA ESP	4,716	22,835
Kansai Electric Power Co., Inc.	4,200	49,692
Korea Electric Power Corp.	2,048	59,637
Manila Electric Co.	2,390	22,848
Origin Energy Ltd.	7,687	54,357
PGE Polska Grupa Energetyczna SA (a)	10,086	31,831
Power Assets Holdings Ltd.	6,000	38,561
Power Grid Corp. of India Ltd.	40,941	143,169
Public Power Corp. SA	1,890	30,749
Redeia Corp. SA	1,797	38,286
Saudi Electricity Co.	6,652	26,072
SSE PLC	5,174	129,821
Tata Power Co. Ltd.	14,139	66,845
Tenaga Nasional Bhd.	22,000	75,136
Terna - Rete Elettrica Nazionale	6,298	64,511
Torrent Power Ltd.	1,639	28,048
Verbund AG	403	30,820
		2,693,277
Electrical Components & Equipment - 0.1%
ABB Ltd.	7,356	437,201
CG Power & Industrial Solutions Ltd.	4,600	36,589
CNGR Advanced Material Co. Ltd., Class A	280	1,285
Contemporary Amperex Technology Co. Ltd. (a)	700	29,355
Contemporary Amperex Technology Co. Ltd., Class A	2,400	84,506
Ecopro BM Co. Ltd. (a)	456	33,991
Ecopro Co. Ltd.	1,001	33,488
Eve Energy Co. Ltd., Class A	100	640
Fortune Electric Co. Ltd.	1,200	23,127
Fuji Electric Co. Ltd.	600	27,640

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Fujikura Ltd.	1,100	$57,656
Goneo Group Co. Ltd., Class A	812	5,470
Havells India Ltd.	1,845	33,370
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,400	8,882
Legrand SA	1,225	163,209
LG Energy Solution Ltd. (a)	414	91,107
LS Electric Co. Ltd.	134	29,687
NIDEC Corp.	3,700	71,851
Ningbo Deye Technology Co. Ltd., Class A	705	5,183
Polycab India Ltd.	418	31,930
POSCO Future M Co. Ltd. (a)	250	23,414
Prysmian SpA	1,262	88,943
Sungrow Power Supply Co. Ltd., Class A	660	6,244
T1 Energy, Inc. (a)	2,663	3,276
TBEA Co. Ltd., Class A	5,460	9,093
Voltronic Power Technology Corp.	1,000	43,133
WEG SA	14,746	115,583
Zhejiang Chint Electrics Co. Ltd., Class A	1,800	5,697
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,530	7,907
		1,509,457
Electronic Components - 0.1%
AUO Corp.	58,200	24,605
Avary Holding Shenzhen Co. Ltd., Class A	2,900	12,967
BOE Technology Group Co. Ltd., Class A	28,600	15,931
Chaozhou Three-Circle Group Co. Ltd., Class A	2,200	10,258
Delta Electronics Thailand PCL NVDR	27,432	81,008
Delta Electronics, Inc.	17,000	240,346
E Ink Holdings, Inc.	7,000	52,958
Elite Material Co. Ltd.	2,000	60,386
Innolux Corp.	75,293	30,156
Kyocera Corp.	5,800	69,606
Largan Precision Co. Ltd.	1,000	81,473
Lens Technology Co. Ltd., Class A	4,960	15,441
LG Display Co. Ltd. (a)	2,053	13,630
LG Innotek Co. Ltd.	101	11,031
Lingyi iTech Guangdong Co., Class A	8,000	9,594
Lotes Co. Ltd.	1,000	46,214
	Number of Shares	Fair Value
Luxshare Precision Industry Co. Ltd., Class A	5,600	$27,120
Murata Manufacturing Co. Ltd.	7,800	116,316
Omron Corp.	997	26,878
Samsung Electro-Mechanics Co. Ltd.	466	46,510
Samsung SDI Co. Ltd.	557	71,317
Shengyi Technology Co. Ltd., Class A	1,400	5,893
Shennan Circuits Co. Ltd., Class A	1,040	15,653
Sunny Optical Technology Group Co. Ltd.	7,100	62,724
TDK Corp.	9,100	106,816
Unimicron Technology Corp.	10,000	39,025
Yageo Corp.	3,143	52,183
Zhen Ding Technology Holding Ltd.	5,665	19,490
		1,365,529
Electronic Equipment & Instruments - 0.1%
Halma PLC	1,701	74,591
Hexagon AB, Class B	9,337	93,229
Keyence Corp.	882	353,178
Shimadzu Corp.	1,400	34,621
SUPCON Technology Co. Ltd., Class A	1,570	9,843
TCL Technology Group Corp., Class A (a)	14,329	8,662
Wuhan Guide Infrared Co. Ltd., Class A (a)	4,550	6,511
Yokogawa Electric Corp.	1,000	26,688
Zhejiang Dahua Technology Co. Ltd., Class A	2,800	6,207
		613,530
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings, Inc.	6,000	31,108
Celestica, Inc. (a)	500	77,963
Fabrinet (a)	975	287,313
Foxconn Industrial Internet Co. Ltd., Class A	5,500	16,416
GoerTek, Inc., Class A	2,448	7,969
Hon Hai Precision Industry Co. Ltd.	110,000	606,258
Wingtech Technology Co. Ltd., Class A	1,200	5,617
		1,032,644

See Notes to Schedule of Investments and Notes to Financial Statements.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Environmental & Facilities Services - 0.0%*
Rentokil Initial PLC	11,267	$54,363
Zhejiang Weiming Environment Protection Co. Ltd., Class A	2,300	6,127
		60,490
Fertilizers & Agricultural Chemicals - 0.0%*
Coromandel International Ltd.	1,085	31,695
ICL Group Ltd.	4,587	31,452
Nutrien Ltd.	2,283	132,764
PhosAgro PJSC (a)(d)**	13	—
PhosAgro PJSC GDR (a)(d)**	1,956	—
PI Industries Ltd.	788	37,716
Qinghai Salt Lake Industry Co. Ltd., Class A (a)	3,300	7,869
SABIC Agri-Nutrients Co.	2,118	60,538
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,470	7,472
UPL Ltd. (e)	3,711	28,613
UPL Ltd. (a)(e)	710	3,565
Yara International ASA	726	26,688
		368,372
Financial Exchanges & Data - 0.1%
ASX Ltd.	862	39,408
B3 SA - Brasil Bolsa Balcao	46,200	123,418
BSE Ltd.	1,766	57,043
Deutsche Boerse AG	877	285,059
East Money Information Co. Ltd., Class A	10,388	33,543
Euronext NV (c)	349	59,444
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	19,056
Hong Kong Exchanges & Clearing Ltd.	5,583	297,855
Japan Exchange Group, Inc.	4,400	44,489
London Stock Exchange Group PLC	2,218	323,244
Moscow Exchange MICEX-RTS PJSC (a)(d)**	17,461	—
Saudi Tadawul Group Holding Co.	423	19,895
Singapore Exchange Ltd.	3,836	44,816
TMX Group Ltd.	1,239	52,411
		1,399,681
Food Distributors - 0.0%*
Bid Corp. Ltd.	2,903	76,356
	Number of Shares	Fair Value
CP Axtra PCL	38,142	$21,002
		97,358
Food Retail - 0.2%
Alimentation Couche-Tard, Inc.	3,538	175,513
Avenue Supermarts Ltd. (a)(c)	1,429	72,855
BIM Birlesik Magazalar AS	3,561	44,274
Coles Group Ltd.	6,025	82,286
CP ALL PCL NVDR	46,250	62,599
Dino Polska SA (a)(c)	418	60,842
Empire Co. Ltd., Class A	775	32,096
George Weston Ltd.	260	52,040
Grupo Comercial Chedraui SA de CV	2,700	21,295
J Sainsbury PLC	7,733	30,710
Jeronimo Martins SGPS SA	1,247	31,442
Kesko OYJ, Class B	1,201	29,521
Kobe Bussan Co. Ltd.	900	27,901
Koninklijke Ahold Delhaize NV	4,260	177,521
Loblaw Cos. Ltd.	676	111,593
Marks & Spencer Group PLC	9,144	44,408
Metro, Inc.	934	73,221
President Chain Store Corp.	4,000	35,123
Seven & i Holdings Co. Ltd.	10,351	166,467
Shoprite Holdings Ltd.	4,276	66,638
Sumber Alfaria Trijaya Tbk. PT	150,100	22,097
Tesco PLC	31,410	172,730
Woolworths Group Ltd.	5,503	112,195
Zabka Group SA (a)	3,460	20,719
		1,726,086
Footwear - 0.0%*
Asics Corp.	3,000	76,430
Birkenstock Holding PLC (a)	400	19,672
Feng TAY Enterprise Co. Ltd.	5,600	23,484
On Holding AG, Class A (a)	1,200	62,460
Pou Chen Corp. (a)	17,000	18,011
		200,057
Forest Products - 0.0%*
Svenska Cellulosa AB SCA, Class B	2,687	34,679
West Fraser Timber Co. Ltd.	323	23,638
		58,317
Gas Utilities - 0.1%
AltaGas Ltd.	1,319	38,212
APA Group	5,750	30,787

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Beijing Enterprises Holdings Ltd.	3,000	$12,344
Brookfield Infrastructure Corp., Class A	3,215	133,744
China Gas Holdings Ltd.	25,616	23,919
China Resources Gas Group Ltd.	7,700	19,667
ENN Energy Holdings Ltd.	6,800	54,313
GAIL India Ltd.	18,160	40,411
Hong Kong & China Gas Co. Ltd.	49,650	41,681
Kunlun Energy Co. Ltd.	40,000	38,828
Osaka Gas Co. Ltd.	1,600	40,907
Petronas Gas Bhd.	6,549	27,406
Snam SpA	9,000	54,323
Tokyo Gas Co. Ltd.	1,500	49,763
		606,305
Gold - 0.2%
Agnico Eagle Mines Ltd.	2,344	278,703
Alamos Gold, Inc., Class A	1,900	50,435
Anglogold Ashanti PLC	7,226	327,063
Barrick Mining Corp.	8,078	167,835
Caledonia Mining Corp. PLC	474	9,158
Cia de Minas Buenaventura SAA ADR	1,600	26,272
Evolution Mining Ltd.	8,931	45,594
Franco-Nevada Corp.	900	147,463
Gold Fields Ltd.	7,862	183,941
Harmony Gold Mining Co. Ltd.	5,032	69,319
Kinross Gold Corp.	5,526	86,181
Lundin Gold, Inc.	600	31,616
Northern Star Resources Ltd.	6,099	74,144
Novagold Resources, Inc. (a)	6,346	25,955
Polyus PJSC GDR (a)(d)**	977	—
Polyus PJSC (a)(d)**	1,220	—
Shandong Gold Mining Co. Ltd., Class H (c)	8,500	29,506
SSR Mining, Inc. (a)	5,461	69,573
Wheaton Precious Metals Corp.	2,116	189,905
Zhaojin Mining Industry Co. Ltd., Class H	18,000	46,777
Zhongjin Gold Corp. Ltd., Class A	4,900	10,008
Zijin Mining Group Co. Ltd., Class A	8,400	22,867
Zijin Mining Group Co. Ltd., Class H	51,119	130,565
		2,022,880
	Number of Shares	Fair Value
Healthcare Distributors - 0.0%*
Huadong Medicine Co. Ltd., Class A	1,700	$9,578
Sigma Healthcare Ltd.	20,505	40,180
Sinopharm Group Co. Ltd., Class H	11,600	27,160
		76,918
Healthcare Equipment - 0.1%
BioMerieux	181	24,944
Cochlear Ltd.	292	57,489
Demant AS (a)	524	21,782
DiaSorin SpA	133	14,185
Fisher & Paykel Healthcare Corp. Ltd.	2,620	57,336
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	600	2,982
Koninklijke Philips NV	3,740	89,604
Olympus Corp.	5,100	60,552
Shanghai United Imaging Healthcare Co. Ltd., Class A	832	14,837
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	600	18,825
Siemens Healthineers AG (c)	1,519	83,912
Smith & Nephew PLC	3,717	56,692
Sonova Holding AG	227	67,416
Straumann Holding AG	500	65,044
Sysmex Corp.	2,200	38,290
Terumo Corp.	6,000	110,076
		783,966
Healthcare Facilities - 0.0%*
Aier Eye Hospital Group Co. Ltd., Class A	1,782	3,105
Apollo Hospitals Enterprise Ltd.	897	75,747
Bangkok Dusit Medical Services PCL NVDR	95,369	61,020
Bumrungrad Hospital PCL NVDR	5,097	21,872
Dallah Healthcare Co.	522	18,177
Dr. Sulaiman Al Habib Medical Services Group Co.	700	50,617
IHH Healthcare Bhd.	22,100	35,797
Max Healthcare Institute Ltd.	6,857	102,023
Mouwasat Medical Services Co.	678	13,640

See Notes to Schedule of Investments and Notes to Financial Statements.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Rede D'Or Sao Luiz SA (c)	7,000	$45,428
		427,426
Healthcare Services - 0.0%*
Fresenius Medical Care AG	983	56,137
Fresenius SE & Co. KGaA	1,900	95,190
Nano-X Imaging Ltd. (a)	1,508	7,796
Sonic Healthcare Ltd.	2,018	35,430
		194,553
Healthcare Supplies - 0.1%
Coloplast AS, Class B	563	53,290
EssilorLuxottica SA	1,383	378,098
HLB, Inc. (a)	888	32,306
Hoya Corp.	1,600	190,024
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	16,000	12,453
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	800	6,335
		672,506
Healthcare Technology - 0.0%*
M3, Inc.	1,900	26,117
Pro Medicus Ltd.	256	47,828
		73,945
Heavy Electrical Equipment - 0.1%
ABB India Ltd.	503	35,663
Bharat Heavy Electricals Ltd.	9,175	28,490
Dongfang Electric Corp. Ltd., Class A	4,000	9,348
Doosan Enerbility Co. Ltd. (a)	3,964	200,902
Goldwind Science & Technology Co. Ltd., Class A	2,800	4,007
HD Hyundai Electric Co. Ltd.	228	85,652
Mitsubishi Electric Corp.	8,900	191,685
NARI Technology Co. Ltd., Class A	6,355	19,882
Shanghai Electric Group Co. Ltd., Class A (a)	1,100	1,135
Siemens Energy AG (a)	3,163	364,085
Suzlon Energy Ltd. (a)	77,888	61,504
Vestas Wind Systems AS	4,530	67,724
		1,070,077
Highways & Railtracks - 0.0%*
Getlink SE	1,323	25,454
	Number of Shares	Fair Value
Jiangsu Expressway Co. Ltd., Class H	10,000	$14,114
Motiva Infraestrutura de Mobilidade SA	6,500	16,423
Promotora y Operadora de Infraestructura SAB de CV	1,620	18,130
Salik Co. PJSC	16,929	27,886
Taiwan High Speed Rail Corp.	12,000	11,605
Transurban Group	14,529	133,112
Zhejiang Expressway Co. Ltd., Class H	22,080	20,308
		267,032
Home Building - 0.0%*
Barratt Redrow PLC	6,080	37,984
Sekisui House Ltd.	2,658	58,572
		96,556
Home Furnishing Retail - 0.0%*
Nitori Holdings Co. Ltd.	400	38,547
Home Furnishings - 0.0%*
Nien Made Enterprise Co. Ltd.	2,000	27,900
Oppein Home Group, Inc., Class A	500	3,940
		31,840
Home Improvement Retail - 0.0%*
Home Product Center PCL NVDR	31,137	6,226
Kingfisher PLC	7,846	31,266
Mr. DIY Group M Bhd. (c)	42,900	16,709
		54,201
Hotels, Resorts & Cruise Lines - 0.1%
Accor SA	872	45,376
Amadeus IT Group SA	2,102	176,372
H World Group Ltd. ADR	1,800	61,056
Hanjin Kal Corp.	197	17,253
Indian Hotels Co. Ltd.	7,580	67,200
InterContinental Hotels Group PLC	665	75,673
Minor International PCL NVDR	27,566	19,673
Tongcheng Travel Holdings Ltd.	12,400	30,929
TravelSky Technology Ltd., Class H	10,000	13,376
Trip.com Group Ltd.	5,450	316,586
Whitbread PLC	777	30,058
		853,552

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Household Appliances - 0.0%*
Coway Co. Ltd.	451	$32,348
Ecovacs Robotics Co. Ltd., Class A	400	3,252
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,500	9,406
Haier Smart Home Co. Ltd., Class A	5,200	17,989
Haier Smart Home Co. Ltd., Class H	19,400	55,482
Hisense Home Appliances Group Co. Ltd., Class H	2,000	5,452
Midea Group Co. Ltd., Class A	1,500	15,119
Midea Group Co. Ltd., Class H	3,700	35,091
		174,139
Household Products - 0.0%*
Essity AB, Class B	2,703	74,308
Henkel AG & Co. KGaA	459	33,136
Kimberly-Clark de Mexico SAB de CV, Class A	14,700	26,712
Reckitt Benckiser Group PLC	3,178	215,789
Unicharm Corp.	5,000	36,017
		385,962
Human Resource & Employment Services - 0.0%*
Randstad NV	643	29,587
Recruit Holdings Co. Ltd.	6,537	386,260
		415,847
Independent Power Producers & Energy Traders - 0.1%
ACWA Power Co. (a)	1,295	88,394
Adani Power Ltd. (a)	5,128	35,025
CGN Power Co. Ltd., Class H (c)	82,000	27,890
China National Nuclear Power Co. Ltd., Class A	16,500	21,468
China Power International Development Ltd.	31,000	11,808
China Resources Power Holdings Co. Ltd.	16,000	38,604
Eneva SA (a)	7,000	17,507
GD Power Development Co. Ltd., Class A	10,800	7,297
Gulf Development PCL (a)	11,571	13,793
Gulf Development PCL NVDR (a)	47,974	57,184
Huaneng Power International, Inc., Class A	7,700	7,675
	Number of Shares	Fair Value
Huaneng Power International, Inc., Class H	34,000	$21,916
JSW Energy Ltd.	2,945	17,929
NTPC Ltd.	38,397	149,944
RWE AG	2,847	118,405
SDIC Power Holdings Co. Ltd., Class A	5,600	11,523
Zhejiang Zheneng Electric Power Co. Ltd., Class A	11,500	8,509
		654,871
Industrial Conglomerates - 0.3%
Astra International Tbk. PT	159,900	44,321
Ayala Corp.	2,100	21,250
Bidvest Group Ltd.	3,290	43,232
Brookfield Business Corp., Class A	715	22,308
CITIC Ltd.	33,000	45,317
CK Hutchison Holdings Ltd.	12,000	73,834
DCC PLC	434	28,119
Far Eastern New Century Corp.	23,000	25,904
Fosun International Ltd.	31,000	18,442
Grupo Carso SAB de CV	6,560	46,453
Hikari Tsushin, Inc.	100	29,465
Hitachi Ltd.	21,270	619,200
Industries Qatar QSC	11,743	39,831
Investment AB Latour, Class B	877	22,932
Jardine Matheson Holdings Ltd.	700	33,642
Keppel Ltd.	6,400	37,285
KOC Holding AS	7,366	28,506
LG Corp.	687	40,520
Lifco AB, Class B	1,036	41,612
Metlen Energy & Metals SA	866	46,782
Multiply Group PJSC (a)	26,777	17,570
Samsung C&T Corp.	748	89,454
Sekisui Chemical Co. Ltd.	1,700	30,741
Siemens AG	3,531	902,129
Siemens Ltd.	695	26,350
Sime Darby Bhd.	22,358	8,762
SK Square Co. Ltd. (a)	825	111,867
SK, Inc.	337	51,064
SM Investments Corp.	2,060	31,889
Smiths Group PLC	1,493	45,952
Sunway Bhd.	19,100	21,321
Swire Pacific Ltd., Class A	2,500	21,417
Turkiye Sise ve Cam Fabrikalari AS	6,961	6,304
		2,673,775

See Notes to Schedule of Investments and Notes to Financial Statements.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Industrial Gases - 0.1%
Air Liquide SA	2,689	$552,826
Nippon Sanso Holdings Corp.	1,000	37,821
		590,647
Industrial Machinery & Supplies & Components - 0.2%
Airtac International Group	1,364	40,670
Alfa Laval AB	1,292	53,928
Atlas Copco AB, A Shares	12,524	200,862
Atlas Copco AB, B Shares	7,024	99,091
Daifuku Co. Ltd.	1,400	36,075
FANUC Corp.	4,300	117,290
GEA Group AG	651	45,392
Haitian International Holdings Ltd.	3,655	9,498
Hoshizaki Corp.	600	20,669
IHI Corp.	700	75,794
Indutrade AB	1,207	32,700
Jiangsu Hengli Hydraulic Co. Ltd., Class A	900	9,046
Kone OYJ, Class B	1,529	100,294
Luxfer Holdings PLC	730	8,891
Makita Corp.	1,000	30,828
Minebea Mitsumi, Inc.	2,200	32,236
Mitsubishi Heavy Industries Ltd.	14,870	371,634
Rational AG	30	25,073
Sandvik AB	4,800	109,242
Schindler Holding AG	286	105,013
Shenzhen Inovance Technology Co. Ltd., Class A	50	451
SKF AB, Class B	1,507	34,329
SMC Corp.	257	92,591
Spirax Group PLC	322	26,277
Techtronic Industries Co. Ltd.	6,500	71,459
Thermax Ltd.	458	18,261
Trelleborg AB, B Shares	893	32,992
VAT Group AG (c)	120	50,457
Wartsila OYJ Abp	2,240	52,694
		1,903,737
Industrial REITs - 0.0%*
CapitaLand Ascendas REIT	16,500	34,719
Goodman Group	9,469	212,477
Prologis Property Mexico SA de CV	10,300	38,666
Segro PLC	5,737	53,428
		339,290
	Number of Shares	Fair Value
Insurance Brokers - 0.0%*
PB Fintech Ltd. (a)	3,037	$64,589
Integrated Oil & Gas - 0.2%
Cenovus Energy, Inc.	6,143	83,422
China Petroleum & Chemical Corp., Class A	14,300	11,259
China Petroleum & Chemical Corp., Class H	218,000	114,138
Eni SpA	10,284	166,109
Equinor ASA	3,767	94,960
Galp Energia SGPS SA	1,841	33,648
Gazprom PJSC ADR (a)(d)**	77,360	—
Gazprom PJSC (d)**	56,590	—
Guanghui Energy Co. Ltd., Class A (a)	8,300	6,976
Imperial Oil Ltd.	796	63,108
LUKOIL PJSC (a)(d)**	7,480	—
MOL Hungarian Oil & Gas PLC	3,942	34,198
Novatek PJSC GDR (a)(d)**	1,641	—
Oil & Natural Gas Corp. Ltd.	28,033	79,827
OMV AG	650	35,236
PetroChina Co. Ltd., Class A	11,800	14,085
PetroChina Co. Ltd., Class H	186,000	159,936
Petroleo Brasileiro SA - Petrobras	32,300	201,747
PTT PCL NVDR	86,716	80,024
Repsol SA	5,188	75,728
Rosneft Oil Co. PJSC (d)**	20,586	—
Saudi Arabian Oil Co. (c)	53,442	346,543
Suncor Energy, Inc.	5,766	215,554
Surgutneftegas PAO (d)**	31,000	—
Surgutneftegas PJSC ADR (a)(d)**	9,978	—
TotalEnergies SE	9,497	580,813
		2,397,311
Integrated Telecommunication Services - 0.2%
BCE, Inc.	432	9,561
BT Group PLC	26,742	71,001
Cellnex Telecom SA (a)(c)	2,222	85,943
China Tower Corp. Ltd., Class H (c)	37,900	54,170
Chunghwa Telecom Co. Ltd.	33,071	152,834
Deutsche Telekom AG	16,224	589,809
Elisa OYJ	628	34,706
Emirates Telecommunications Group Co. PJSC	30,599	146,628

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Hellenic Telecommunications Organization SA	1,362	$25,804
HKT Trust & HKT Ltd.	16,815	25,105
Indus Towers Ltd. (a)	11,772	57,803
Infrastrutture Wireless Italiane SpA (c)	1,189	14,487
Koninklijke KPN NV	17,463	84,784
LG Uplus Corp.	2,052	21,742
Nippon Telegraph & Telephone Corp.	139,525	148,755
Ooredoo QPSC	7,867	27,613
Orange SA	8,708	132,016
Quebecor, Inc., Class B	929	28,221
Saudi Telecom Co.	17,767	201,522
Singapore Telecommunications Ltd.	33,400	100,175
Swisscom AG	116	81,972
Tata Communications Ltd.	684	13,484
Telecom Italia SpA (a)	59,028	29,005
Telefonica Brasil SA	7,060	39,958
Telefonica SA	16,564	86,680
Telekom Malaysia Bhd.	5,897	9,174
Telenor ASA	2,735	42,350
Telia Co. AB	10,470	37,319
Telkom Indonesia Persero Tbk. PT	436,200	74,693
Telstra Group Ltd.	17,987	57,053
TELUS Corp.	2,212	35,454
True Corp. PCL NVDR (a)	87,240	29,788
		2,549,609
Interactive Home Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,000	7,241
Capcom Co. Ltd.	1,500	51,227
CD Projekt SA	649	50,429
International Games System Co. Ltd.	2,000	58,743
Kingsoft Corp. Ltd.	9,800	51,060
Konami Group Corp.	500	78,975
Krafton, Inc. (a)	250	67,242
NetEase, Inc.	15,170	407,754
Nexon Co. Ltd.	1,400	28,205
Nintendo Co. Ltd.	5,133	493,240
Sea Ltd. ADR (a)	1,800	287,892
		1,582,008
Interactive Media & Services - 0.5%
Auto Trader Group PLC (c)	3,905	44,115
	Number of Shares	Fair Value
Autohome, Inc. ADR	600	$15,474
Baidu, Inc., Class A (a)	19,550	207,828
Bilibili, Inc., Class Z (a)	2,180	46,571
CAR Group Ltd.	1,675	41,076
Grindr, Inc. (a)	933	21,179
Info Edge India Ltd.	3,052	52,965
Kakao Corp.	2,732	121,458
Kanzhun Ltd. ADR (a)	2,500	44,600
Kuaishou Technology (a)(c)	23,600	190,303
LY Corp.	12,696	46,620
NAVER Corp.	1,250	243,128
REA Group Ltd.	234	36,880
Scout24 SE (c)	334	45,911
Tencent Holdings Ltd.	56,575	3,625,124
VK IPJSC GDR (a)(d)**	1,600	—
VTEX, Class A (a)	1,666	10,996
Webtoon Entertainment, Inc. (a)	450	4,086
		4,798,314
Internet Services & Infrastructure - 0.1%
Shopify, Inc., Class A (a)	5,660	651,491
Wix.com Ltd. (a)	234	37,080
		688,571
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Co. Ltd., Class A	2,700	6,464
China Galaxy Securities Co. Ltd., Class H	39,500	44,431
China International Capital Corp. Ltd., Class A	1,200	5,924
China International Capital Corp. Ltd., Class H (c)	12,800	28,861
China Merchants Securities Co. Ltd., Class A	5,600	13,751
CITIC Securities Co. Ltd., Class A	5,990	23,097
CITIC Securities Co. Ltd., Class H	13,925	42,041
CSC Financial Co. Ltd., Class A	4,000	13,430
Daiwa Securities Group, Inc.	5,900	41,847
Everbright Securities Co. Ltd., Class A	3,600	9,036
Founder Securities Co. Ltd., Class A	3,600	3,975
Freedom Holding Corp. (a)	100	14,605
Futu Holdings Ltd. ADR	300	37,077

See Notes to Schedule of Investments and Notes to Financial Statements.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
GF Securities Co. Ltd., Class A	3,200	$7,510
Guosen Securities Co. Ltd., Class A	2,700	4,342
Guotai Haitong Securities Co. Ltd., Class A	8,176	21,869
Guotai Haitong Securities Co. Ltd., Class H (c)	14,120	22,664
Huatai Securities Co. Ltd., Class A	4,600	11,437
Huatai Securities Co. Ltd., Class H (c)	10,400	21,065
Industrial Securities Co. Ltd., Class A	7,500	6,481
Korea Investment Holdings Co. Ltd.	342	35,376
Marex Group PLC	878	34,655
NH Investment & Securities Co. Ltd.	1,218	18,041
Nomura Holdings, Inc.	13,500	88,975
Orient Securities Co. Ltd., Class A	8,192	11,070
SBI Holdings, Inc.	1,200	41,788
SDIC Capital Co. Ltd., Class A	14,100	14,802
Shenwan Hongyuan Group Co. Ltd., Class A	13,700	9,601
XP, Inc., Class A	5,600	113,120
Zheshang Securities Co. Ltd., Class A	5,400	8,225
		755,560
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	3,661	1,094,236
Arabian Internet & Communications Services Co.	136	9,660
Capgemini SE	761	129,573
CGI, Inc.	905	94,851
Elm Co.	201	53,673
Fujitsu Ltd.	8,200	199,543
HCL Technologies Ltd.	8,467	170,663
Infosys Ltd.	29,302	547,294
LTIMindtree Ltd. (c)	618	38,315
Mphasis Ltd.	817	27,107
NEC Corp.	5,700	166,488
Nomura Research Institute Ltd.	1,760	70,463
NTT Data Group Corp.	1,300	35,991
Obic Co. Ltd.	1,500	58,268
Otsuka Corp.	1,400	28,461
Persistent Systems Ltd.	962	67,770
	Number of Shares	Fair Value
Samsung SDS Co. Ltd.	385	$48,382
SCSK Corp.	900	27,091
Tata Consultancy Services Ltd.	8,024	323,917
Tech Mahindra Ltd.	4,907	96,527
TIS, Inc.	900	30,144
Wipro Ltd.	22,660	70,279
		3,388,696
Leisure Facilities - 0.0%*
Oriental Land Co. Ltd.	4,900	112,760
Leisure Products - 0.0%*
Bandai Namco Holdings, Inc.	2,700	96,657
Shimano, Inc.	352	50,944
		147,601
Life & Health Insurance - 0.3%
Aegon Ltd.	5,874	42,392
AIA Group Ltd.	49,789	446,515
Bupa Arabia for Cooperative Insurance Co.	763	36,233
Cathay Financial Holding Co. Ltd.	83,529	179,571
China Life Insurance Co. Ltd., Class A	1,200	6,900
China Life Insurance Co. Ltd., Class H	66,000	158,400
China Taiping Insurance Holdings Co. Ltd.	13,200	25,727
Co. for Cooperative Insurance	502	21,148
Dai-ichi Life Holdings, Inc.	16,400	124,438
Discovery Ltd.	5,470	66,115
Fubon Financial Holding Co. Ltd.	72,087	215,432
Great-West Lifeco, Inc.	1,243	47,178
HDFC Life Insurance Co. Ltd. (c)	8,550	81,183
iA Financial Corp., Inc.	414	45,296
ICICI Prudential Life Insurance Co. Ltd. (c)	2,198	16,862
Japan Post Holdings Co. Ltd.	8,000	73,966
Japan Post Insurance Co. Ltd.	1,100	24,834
KGI Financial Holding Co. Ltd.	140,120	71,710
Legal & General Group PLC	26,400	92,107
Manulife Financial Corp.	8,027	256,134
Medibank Pvt Ltd.	12,208	40,403
New China Life Insurance Co. Ltd., Class A	1,600	13,067

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
New China Life Insurance Co. Ltd., Class H	8,900	$48,468
NN Group NV	1,207	79,938
Old Mutual Ltd.	35,794	24,311
Phoenix Group Holdings PLC	3,082	27,811
Ping An Insurance Group Co. of China Ltd., Class A	5,700	44,148
Ping An Insurance Group Co. of China Ltd., Class H	59,000	374,669
Poste Italiane SpA (c)	2,033	43,529
Power Corp. of Canada	2,512	97,921
Prudential PLC	12,188	152,421
Samsung Life Insurance Co. Ltd.	682	64,380
Sanlam Ltd.	15,235	76,015
SBI Life Insurance Co. Ltd. (c)	3,954	84,756
Shin Kong Financial Holding Co. Ltd. (a)	131,931	51,034
Sun Life Financial, Inc.	2,673	177,501
Swiss Life Holding AG	130	131,078
T&D Holdings, Inc.	2,200	48,281
		3,611,872
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd.	1,041	82,657
Eurofins Scientific SE	524	37,177
Genscript Biotech Corp. (a)	10,000	18,854
Lonza Group AG	337	239,202
Pharmaron Beijing Co. Ltd., Class A (a)	675	2,313
Samsung Biologics Co. Ltd. (a)(c)	155	113,930
Sartorius Stedim Biotech	128	30,471
WuXi AppTec Co. Ltd., Class A	1,520	14,758
WuXi AppTec Co. Ltd., Class H (c)	2,608	26,130
Wuxi Biologics Cayman, Inc. (a)(c)	30,500	99,659
		665,151
Marine Ports & Services - 0.0%*
Adani Ports & Special Economic Zone Ltd.	4,740	80,153
China Merchants Port Holdings Co. Ltd.	14,353	26,146
International Container Terminal Services, Inc.	8,750	63,843
		170,142
	Number of Shares	Fair Value
Marine Transportation - 0.1%
AP Moller - Maersk AS, Class A	17	$31,294
AP Moller - Maersk AS, Class B	19	35,200
COSCO SHIPPING Holdings Co. Ltd., Class A	6,010	12,619
COSCO SHIPPING Holdings Co. Ltd., Class H	24,182	42,018
Costamare Bulkers Holdings Ltd. (a)	200	1,734
Costamare, Inc.	1,001	9,119
Evergreen Marine Corp. Taiwan Ltd.	9,400	64,035
Golden Ocean Group Ltd.	3,167	23,182
Himalaya Shipping Ltd. (a)	900	5,193
HMM Co. Ltd.	2,656	44,280
Kawasaki Kisen Kaisha Ltd.	1,500	21,226
Kuehne & Nagel International AG	215	46,363
MISC Bhd.	7,575	13,655
Mitsui OSK Lines Ltd.	1,500	50,054
Nippon Yusen KK	2,000	71,834
Orient Overseas International Ltd.	1,500	25,490
Safe Bulkers, Inc.	1,605	5,794
SITC International Holdings Co. Ltd.	8,000	25,631
Wan Hai Lines Ltd.	7,670	23,368
Yang Ming Marine Transport Corp.	18,000	43,811
		595,900
Metal, Glass & Plastic Containers - 0.0%*
CCL Industries, Inc., Class B	653	38,003
Motorcycle Manufacturers - 0.0%*
Bajaj Auto Ltd.	556	54,304
Eicher Motors Ltd.	1,215	80,138
Hero MotoCorp Ltd.	994	49,110
TVS Motor Co. Ltd.	2,076	70,636
Yadea Group Holdings Ltd. (c)	6,753	10,805
Yamaha Motor Co. Ltd.	4,100	30,641
		295,634
Movies & Entertainment - 0.0%*
Bollore SE	4,224	26,428
China Ruyi Holdings Ltd. (a)	48,000	15,470
CTS Eventim AG & Co. KGaA	276	34,148
HYBE Co. Ltd.	198	45,333

See Notes to Schedule of Investments and Notes to Financial Statements.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Mango Excellent Media Co. Ltd., Class A	1,600	$4,874
Tencent Music Entertainment Group ADR	6,600	128,634
Toho Co. Ltd.	500	29,457
Universal Music Group NV	5,136	165,674
		450,018
Multi-Line Insurance - 0.2%
Ageas SA	663	44,633
Al Rajhi Co. for Co-operative Insurance (a)	138	4,732
Allianz SE	1,794	724,635
ASR Nederland NV	657	43,481
Aviva PLC	12,052	102,264
AXA SA	8,242	403,152
Baloise Holding AG	183	43,037
BB Seguridade Participacoes SA	7,103	46,591
Caixa Seguridade Participacoes SA	3,900	10,497
China Pacific Insurance Group Co. Ltd., Class A	4,000	20,946
China Pacific Insurance Group Co. Ltd., Class H	22,689	77,605
Generali	4,033	143,018
Gjensidige Forsikring ASA	1,185	29,907
Helvetia Holding AG	165	38,576
Powszechny Zaklad Ubezpieczen SA	5,113	89,137
Talanx AG	286	36,896
Unipol Assicurazioni SpA	1,582	31,245
Zurich Insurance Group AG	681	474,476
		2,364,828
Multi-Sector Holdings - 0.1%
Bajaj Holdings & Investment Ltd.	259	43,425
Eurazeo SE	248	17,627
EXOR NV	392	39,389
Groupe Bruxelles Lambert NV	366	31,062
Industrivarden AB, Class A	706	25,424
Industrivarden AB, Class C	917	32,878
Infratil Ltd.	4,025	25,900
Investor AB, Class B	8,065	236,735
L E Lundbergforetagen AB, Class B	450	22,268
Remgro Ltd.	4,834	43,032
Sofina SA	91	29,910
	Number of Shares	Fair Value
Washington H Soul Pattinson & Co. Ltd.	1,049	$28,880
		576,530
Multi-Utilities - 0.1%
Canadian Utilities Ltd., Class A	789	21,788
Centrica PLC	22,395	49,578
Dubai Electricity & Water Authority PJSC	53,176	40,828
E.ON SE	10,474	192,108
Engie SA	8,520	199,274
National Grid PLC	22,794	331,567
Qatar Electricity & Water Co. QSC	2,114	9,406
Sembcorp Industries Ltd.	5,300	28,505
Veolia Environnement SA	2,832	100,561
YTL Corp. Bhd.	22,900	12,618
YTL Power International Bhd.	30,800	29,114
		1,015,347
Office REITs - 0.0%*
Gecina SA	273	29,899
Nippon Building Fund, Inc.	34	31,282
		61,181
Office Services & Supplies - 0.0%*
Shanghai M&G Stationery, Inc., Class A	1,000	4,047
Oil & Gas Drilling - 0.0%*
Ades Holding Co.	3,430	12,529
ADNOC Drilling Co. PJSC	27,997	43,449
Borr Drilling Ltd. (a)	6,647	12,164
China Oilfield Services Ltd., Class H	14,000	11,486
Seadrill Ltd. (a)	1,765	46,331
		125,959
Oil & Gas Equipment & Services - 0.0%*
TechnipFMC PLC	2,400	82,656
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	500	2,443
		85,099
Oil & Gas Exploration & Production - 0.1%
Aker BP ASA	1,396	35,563
ARC Resources Ltd.	2,618	55,086
BKV Corp. (a)	395	9,526

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Canadian Natural Resources Ltd.	9,771	$306,485
Inpex Corp.	3,900	54,675
Kolibri Global Energy, Inc. (a)	1,051	7,199
Kosmos Energy Ltd. (a)	12,204	20,991
Oil India Ltd.	4,087	20,695
PRIO SA (a)	8,100	62,926
PTT Exploration & Production PCL NVDR	9,950	33,515
Santos Ltd.	14,530	72,940
Tatneft PJSC ADR (a)(d)**	3,383	—
Tatneft PJSC (d)**	4,926	—
Tourmaline Oil Corp.	1,595	76,798
Whitecap Resources, Inc.	5,500	36,882
Woodside Energy Group Ltd.	8,875	137,438
		930,719
Oil & Gas Refining & Marketing - 0.1%
Adnoc Gas PLC	57,042	53,115
Bharat Petroleum Corp. Ltd.	12,408	48,027
ENEOS Holdings, Inc.	12,200	60,398
HD Hyundai Co. Ltd.	341	32,720
Hindustan Petroleum Corp. Ltd.	8,219	41,982
Idemitsu Kosan Co. Ltd.	3,500	21,202
Indian Oil Corp. Ltd.	21,134	36,216
Neste OYJ	2,506	33,888
ORLEN SA	5,051	114,753
Petronas Dagangan Bhd.	2,800	14,311
Qatar Fuel QSC	4,477	18,420
Reliance Industries Ltd.	53,641	938,592
SK Innovation Co. Ltd.	609	55,232
S-Oil Corp.	337	14,957
Turkiye Petrol Rafinerileri AS	8,733	30,724
		1,514,537
Oil & Gas Storage & Transportation - 0.1%
Ardmore Shipping Corp.	978	9,389
China Merchants Energy Shipping Co. Ltd., Class A	10,900	9,526
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	3,600	5,192
Enbridge, Inc.	10,134	458,611
FLEX LNG Ltd.	842	18,507
Golar LNG Ltd.	2,731	112,490
Keyera Corp.	1,010	32,968
Pembina Pipeline Corp.	2,612	97,876
Petronet LNG Ltd.	6,837	24,068
Qatar Gas Transport Co. Ltd.	19,661	26,783
	Number of Shares	Fair Value
Scorpio Tankers, Inc.	1,205	$47,152
SFL Corp. Ltd.	3,385	28,197
TC Energy Corp.	4,843	235,956
Teekay Corp. Ltd.	1,288	10,626
Teekay Tankers Ltd., Class A	622	25,950
Ultrapar Participacoes SA	8,100	26,031
		1,169,322
Other Specialty Retail - 0.0%*
Avolta AG	521	28,158
China Tourism Group Duty Free Corp. Ltd., Class A	400	3,405
Chow Tai Fook Jewellery Group Ltd.	17,800	30,430
FSN E-Commerce Ventures Ltd. (a)	10,437	25,361
Jarir Marketing Co.	5,358	17,915
JD Sports Fashion PLC	15,353	18,670
Jumbo SA	1,062	36,526
Pop Mart International Group Ltd. (c)	4,800	163,016
Sanrio Co. Ltd.	800	38,592
		362,073
Packaged Foods & Meats - 0.2%
Ajinomoto Co., Inc.	4,120	111,496
Alfa SAB de CV, Class A	28,378	20,819
Almarai Co. JSC	4,315	58,331
Angel Yeast Co. Ltd., Class A	500	2,455
Associated British Foods PLC	1,446	40,780
Barry Callebaut AG	21	22,794
BRF SA	3,800	14,022
Britannia Industries Ltd.	956	65,223
Charoen Pokphand Foods PCL NVDR	31,162	22,047
China Feihe Ltd. (c)	29,568	21,507
China Huishan Dairy Holdings Co. Ltd. (a)(d)**	55,000	—
China Mengniu Dairy Co. Ltd.	27,000	55,376
Chocoladefabriken Lindt & Spruengli AG	5	233,166
CJ CheilJedang Corp.	105	19,372
Danone SA	3,007	244,825
Forafric Global PLC (a)	183	1,427
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,484	8,061
Gruma SAB de CV, Class B	1,755	30,077
Grupo Bimbo SAB de CV	12,881	35,693
Guangdong Haid Group Co. Ltd., Class A	1,000	8,179

See Notes to Schedule of Investments and Notes to Financial Statements.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,185	$10,854
Indofood CBP Sukses Makmur Tbk. PT	24,200	15,651
Indofood Sukses Makmur Tbk. PT	30,236	15,132
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,700	14,401
JDE Peet's NV	1,012	28,796
Kerry Group PLC, Class A	741	81,546
Kikkoman Corp.	3,000	27,789
Lotus Bakeries NV	2	19,181
Marico Ltd.	5,303	44,667
MEIJI Holdings Co. Ltd.	1,400	30,889
Mowi ASA	2,064	39,690
Muyuan Foods Co. Ltd., Class A	2,120	12,433
Nestle India Ltd.	2,949	84,774
Nestle Malaysia Bhd.	939	17,110
Nissin Foods Holdings Co. Ltd.	1,200	24,886
Orion Corp.	182	14,672
Orkla ASA	3,101	33,585
PPB Group Bhd.	4,287	10,467
QL Resources Bhd.	20,382	22,268
Salmar ASA	391	16,877
Samyang Foods Co. Ltd.	37	38,245
Saputo, Inc.	1,504	30,719
SunOpta, Inc. (a)	2,635	15,283
Tata Consumer Products Ltd.	5,203	66,670
Tingyi Cayman Islands Holding Corp.	20,000	29,299
Uni-President Enterprises Corp.	42,000	116,459
Want Want China Holdings Ltd.	46,000	32,112
Wens Foodstuff Group Co. Ltd., Class A	2,500	5,961
WH Group Ltd. (c)	36,666	35,265
Yakult Honsha Co. Ltd.	1,500	28,168
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	4,123
		1,983,622
Paper & Plastic Packaging Products & Materials - 0.0%*
Klabin SA	7,420	25,083
SIG Group AG	1,342	24,716
		49,799
	Number of Shares	Fair Value
Paper Products - 0.0%*
Empresas CMPC SA	13,235	$20,191
Holmen AB, Class B	452	17,795
Mondi PLC	1,948	31,753
Stora Enso OYJ, R Shares	2,548	27,589
Suzano SA	6,100	57,235
UPM-Kymmene OYJ	2,389	64,948
		219,511
Passenger Airlines - 0.1%
Air China Ltd., Class A (a)	12,700	13,989
ANA Holdings, Inc.	900	17,586
China Airlines Ltd.	34,000	25,140
China Eastern Airlines Corp. Ltd., Class A (a)	12,400	6,976
China Southern Airlines Co. Ltd., Class A (a)	11,600	9,555
Deutsche Lufthansa AG	3,554	29,954
Eva Airways Corp.	28,000	38,245
InterGlobe Aviation Ltd. (a)(c)	1,615	112,547
International Consolidated Airlines Group SA	5,434	25,426
Japan Airlines Co. Ltd.	814	16,576
Korean Air Lines Co. Ltd.	1,295	21,974
Latam Airlines Group SA	2,068,675	41,798
Pegasus Hava Tasimaciligi AS (a)	1,087	7,020
Qantas Airways Ltd.	4,392	30,913
Ryanair Holdings PLC	3,828	107,934
Singapore Airlines Ltd.	6,600	36,118
Spring Airlines Co. Ltd., Class A	600	4,661
Turk Hava Yollari AO	5,611	39,974
		586,386
Passenger Ground Transportation - 0.0%*
Grab Holdings Ltd., Class A (a)	10,600	53,318
Localiza Rent a Car SA	7,901	58,658
		111,976
Personal Care Products - 0.2%
Amorepacific Corp.	233	23,600
Beiersdorf AG	444	55,559
Colgate-Palmolive India Ltd.	1,201	33,710
Dabur India Ltd.	5,811	32,880
Giant Biogene Holding Co. Ltd. (c)	3,600	26,461
Godrej Consumer Products Ltd.	3,369	46,292

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Hengan International Group Co. Ltd.	3,980	$11,433
Hindustan Unilever Ltd.	7,235	193,580
Kao Corp.	2,100	93,874
LG H&H Co. Ltd.	64	15,151
L'Oreal SA	1,118	476,519
Natura & Co. Holding SA (a)	10,400	21,056
Shiseido Co. Ltd.	1,800	32,070
Unilever PLC	11,624	704,856
		1,767,041
Pharmaceuticals - 0.4%
Alkem Laboratories Ltd.	346	19,926
Aspen Pharmacare Holdings Ltd.	3,371	22,666
Astellas Pharma, Inc.	8,100	79,433
AstraZeneca PLC	7,202	998,769
Aurobindo Pharma Ltd. (a)	2,662	35,224
Bayer AG	4,590	137,582
Beijing Tong Ren Tang Co. Ltd., Class A	1,700	8,558
Changchun High-Tech Industry Group Co. Ltd., Class A (a)	300	4,154
China Resources Pharmaceutical Group Ltd. (c)	17,000	11,088
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	2,704	11,808
Chugai Pharmaceutical Co. Ltd.	3,100	161,497
Cipla Ltd.	4,881	85,708
CSPC Pharmaceutical Group Ltd.	68,000	66,701
Daiichi Sankyo Co. Ltd.	8,014	186,695
Dong-E-E-Jiao Co. Ltd., Class A	400	2,920
Dr. Reddy's Laboratories Ltd.	5,016	75,059
Eisai Co. Ltd.	1,200	34,460
Galderma Group AG	534	77,148
Hansoh Pharmaceutical Group Co. Ltd. (c)	12,000	45,478
Hikma Pharmaceuticals PLC	986	26,861
Humanwell Healthcare Group Co. Ltd., Class A	2,200	6,444
Indivior PLC (a)	3,329	49,069
Ipsen SA	223	26,465
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	4,020	29,127
	Number of Shares	Fair Value
Kalbe Farma Tbk. PT	246,000	$23,107
Kyowa Kirin Co. Ltd.	1,400	23,896
Lupin Ltd.	1,726	39,004
Mankind Pharma Ltd. (a)	1,285	34,759
MediWound Ltd. (a)	198	3,835
Merck KGaA	580	74,892
Novo Nordisk AS, Class B	14,958	1,034,573
Ono Pharmaceutical Co. Ltd.	2,200	23,745
Orion OYJ, Class B	479	35,901
Otsuka Holdings Co. Ltd.	2,000	99,013
Recordati Industria Chimica e Farmaceutica SpA	507	31,781
Richter Gedeon Nyrt	891	26,167
Sandoz Group AG	1,881	102,604
Shionogi & Co. Ltd.	3,400	61,059
Sino Biopharmaceutical Ltd.	88,000	58,966
SK Biopharmaceuticals Co. Ltd. (a)	359	24,472
Sun Pharmaceutical Industries Ltd.	8,338	162,920
Takeda Pharmaceutical Co. Ltd.	7,411	227,032
Teva Pharmaceutical Industries Ltd. ADR (a)	5,200	87,152
Torrent Pharmaceuticals Ltd.	992	39,423
UCB SA	569	111,509
Yuhan Corp.	526	40,611
Yunnan Baiyao Group Co. Ltd., Class A	1,400	10,904
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	400	11,169
Zydus Lifesciences Ltd.	2,819	32,540
		4,623,874
Precious Metals & Minerals - 0.0%*
Alrosa PJSC (d)**	46,308	—
Impala Platinum Holdings Ltd. (a)	7,450	66,626
Industrias Penoles SAB de CV (a)	1,800	49,712
Valterra Platinum Ltd.	1,945	86,497
Vox Royalty Corp.	1,290	4,076
		206,911
Property & Casualty Insurance - 0.2%
Admiral Group PLC	1,162	52,070
DB Insurance Co. Ltd.	399	36,453
Fairfax Financial Holdings Ltd.	92	165,728

See Notes to Schedule of Investments and Notes to Financial Statements.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Fidelis Insurance Holdings Ltd.	1,655	$27,440
Hamilton Insurance Group Ltd., Class B (a)	1,249	27,003
ICICI Lombard General Insurance Co. Ltd. (c)	2,060	49,007
Insurance Australia Group Ltd.	10,577	62,593
Intact Financial Corp.	832	193,076
Kingsway Financial Services, Inc. (a)	371	5,023
MS&AD Insurance Group Holdings, Inc.	6,000	134,169
OUTsurance Group Ltd.	7,391	32,577
People's Insurance Co. Group of China Ltd., Class A	5,200	6,323
People's Insurance Co. Group of China Ltd., Class H	77,000	58,559
PICC Property & Casualty Co. Ltd., Class H	60,000	116,178
QBE Insurance Group Ltd.	6,797	104,189
Qualitas Controladora SAB de CV	2,100	21,419
Sampo OYJ, A Shares	10,910	116,925
Samsung Fire & Marine Insurance Co. Ltd.	270	86,826
Sompo Holdings, Inc.	4,200	126,339
Suncorp Group Ltd.	4,850	68,686
Tokio Marine Holdings, Inc.	8,569	362,527
Tryg AS	1,503	38,687
		1,891,797
Publishing - 0.0%*
China Literature Ltd. (a)(c)	4,000	15,210
Saudi Research & Media Group (a)	399	20,575
		35,785
Rail Transportation - 0.1%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A (a)	33,600	26,971
Canadian National Railway Co.	2,488	258,719
Canadian Pacific Kansas City Ltd.	4,329	343,211
Central Japan Railway Co.	3,500	78,314
Container Corp. of India Ltd.	1,736	15,380
Daqin Railway Co. Ltd., Class A	12,900	11,886
East Japan Railway Co.	4,100	88,219
	Number of Shares	Fair Value
Hankyu Hanshin Holdings, Inc.	1,300	$35,280
MTR Corp. Ltd.	9,114	32,741
Rumo SA	13,300	45,155
Tokyo Metro Co. Ltd.	1,700	19,743
Tokyu Corp.	2,200	26,105
West Japan Railway Co.	2,000	45,720
		1,027,444
Real Estate Development - 0.1%
C&D International Investment Group Ltd.	4,940	9,993
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	11,200	13,712
China Overseas Land & Investment Ltd.	32,500	56,389
China Resources Land Ltd.	27,500	93,185
China Vanke Co. Ltd., Class H (a)	26,700	16,632
CK Asset Holdings Ltd.	8,586	37,844
Dar Al Arkan Real Estate Development Co. (a)	6,049	30,967
Emaar Development PJSC	9,565	35,157
Emaar Properties PJSC	58,259	215,724
Godrej Properties Ltd. (a)	1,176	32,130
Henderson Land Development Co. Ltd.	9,000	31,471
Longfor Group Holdings Ltd. (c)	15,337	18,092
Macrotech Developers Ltd. (c)	2,614	42,191
Oberoi Realty Ltd.	1,266	28,131
Poly Developments & Holdings Group Co. Ltd., Class A	1,300	1,470
Prestige Estates Projects Ltd.	1,456	28,139
Ruentex Development Co. Ltd.	10,550	10,744
Sino Land Co. Ltd.	23,480	24,976
		726,947
Real Estate Operating Companies - 0.1%
Azrieli Group Ltd.	251	23,084
CapitaLand Investment Ltd.	13,900	28,921
Central Pattana PCL NVDR	17,168	24,425
China Resources Mixc Lifestyle Services Ltd. (c)	7,400	35,775
Fastighets AB Balder, Class B (a)	4,253	31,354
Hongkong Land Holdings Ltd.	4,800	27,696
Hulic Co. Ltd.	2,700	27,151

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
LEG Immobilien SE	327	$28,923
Mabanee Co. KPSC	8,178	23,377
NEPI Rockcastle NV	4,920	37,361
Sagax AB, Class B	1,302	29,509
SM Prime Holdings, Inc.	101,200	42,129
Swiss Prime Site AG	358	53,430
Vonovia SE	3,526	123,797
Wharf Real Estate Investment Co. Ltd.	10,000	28,280
		565,212
Real Estate Services - 0.0%*
FirstService Corp.	180	31,347
KE Holdings, Inc., Class A	18,400	111,103
Real Brokerage, Inc. (a)	2,838	12,800
		155,250
Regional Banks - 0.1%
AU Small Finance Bank Ltd. (c)	4,104	39,121
Bank of Chengdu Co. Ltd., Class A	2,100	5,893
Bank of Hangzhou Co. Ltd., Class A	5,547	13,025
Bank of Jiangsu Co. Ltd., Class A	9,100	15,168
Bank of Nanjing Co. Ltd., Class A	8,300	13,464
Bank of Ningbo Co. Ltd., Class A	3,556	13,582
Banque Cantonale Vaudoise	178	20,450
Chiba Bank Ltd.	3,400	31,412
Chongqing Rural Commercial Bank Co. Ltd., Class H	25,000	21,115
Concordia Financial Group Ltd.	4,500	29,197
Dukhan Bank	19,912	19,896
First BanCorp	4,347	90,548
OFG Bancorp	1,213	51,916
Popular, Inc.	352	38,794
Resona Holdings, Inc.	9,300	85,760
		489,341
Reinsurance - 0.1%
Hannover Rueck SE	271	85,000
Kestrel Group Ltd. (a)	123	3,262
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	622	402,012
	Number of Shares	Fair Value
RenaissanceRe Holdings Ltd.	290	$70,441
SiriusPoint Ltd. (a)	2,807	57,234
		617,949
Renewable Electricity - 0.0%*
Brookfield Renewable Corp.	1,519	49,734
China Longyuan Power Group Corp. Ltd., Class H	26,000	23,417
China Three Gorges Renewables Group Co. Ltd., Class A	17,100	10,169
China Yangtze Power Co. Ltd., Class A	11,600	48,809
EDP Renovaveis SA	1,909	21,232
Engie Brasil Energia SA	1,433	11,923
Meridian Energy Ltd.	7,720	27,650
NHPC Ltd.	30,539	30,557
Orsted AS (a)(c)	741	31,711
Sichuan Chuantou Energy Co. Ltd., Class A	1,000	2,239
		257,441
Research & Consulting Services - 0.1%
Acuren Corp. (a)	2,863	31,608
Bureau Veritas SA	1,415	48,069
Intertek Group PLC	713	46,313
RELX PLC	8,591	463,490
SGS SA	722	73,016
Thomson Reuters Corp.	736	147,707
Wolters Kluwer NV	1,112	185,290
		995,493
Restaurants - 0.2%
Americana Restaurants International PLC - Foreign Co.	16,907	10,357
Compass Group PLC	7,904	267,207
Delivery Hero SE (a)(c)	1,116	30,091
Eternal Ltd. (a)	42,616	131,262
Haidilao International Holding Ltd. (c)	14,000	26,573
Jollibee Foods Corp.	5,580	21,397
Jubilant Foodworks Ltd.	2,568	21,015
Meituan, Class B (a)(c)	43,707	697,642
Restaurant Brands International, Inc.	3,001	198,810
Sodexo SA	387	23,713
Yum China Holdings, Inc.	3,300	147,543
Zensho Holdings Co. Ltd.	400	24,197
		1,599,807

See Notes to Schedule of Investments and Notes to Financial Statements.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Retail REITs - 0.0%*
CapitaLand Integrated Commercial Trust	26,012	$44,318
Klepierre SA	952	37,369
Link REIT	11,668	62,279
Scentre Group	23,265	54,278
Unibail-Rodamco-Westfield (a)	542	51,624
Vicinity Ltd.	17,022	27,554
		277,422
Security & Alarm Services - 0.0%*
Secom Co. Ltd.	1,900	68,176
Securitas AB, Class B	2,170	32,219
		100,395
Semiconductor Materials & Equipment - 0.3%
Advanced Micro-Fabrication Equipment, Inc. China, Class A (a)	339	8,627
Advantest Corp.	3,500	258,178
ASM International NV	219	139,693
ASML Holding NV	1,829	1,454,787
BE Semiconductor Industries NV	361	53,839
Disco Corp.	426	125,725
Flat Glass Group Co. Ltd., Class A	1,700	3,610
GCL Technology Holdings Ltd. (a)	150,000	19,108
Globalwafers Co. Ltd.	2,000	20,642
Hangzhou First Applied Material Co. Ltd., Class A	1,920	3,474
Hanmi Semiconductor Co. Ltd.	387	29,249
Kulicke & Soffa Industries, Inc.	1,412	48,855
Lasertec Corp.	438	58,857
National Silicon Industry Group Co. Ltd., Class A	5,161	13,488
NAURA Technology Group Co. Ltd., Class A	400	24,694
SCREEN Holdings Co. Ltd.	400	32,566
Tokyo Electron Ltd.	2,088	400,124
Xinyi Solar Holdings Ltd.	65,985	20,930
		2,716,446
Semiconductors - 1.0%
Alchip Technologies Ltd.	1,000	105,950
Allegro MicroSystems, Inc. (a)	700	23,933
ASE Technology Holding Co. Ltd.	29,000	146,430
	Number of Shares	Fair Value
Cambricon Technologies Corp. Ltd., Class A (a)	173	$14,527
China Resources Microelectronics Ltd., Class A	1,955	12,871
eMemory Technology, Inc.	1,000	80,789
GigaDevice Semiconductor, Inc., Class A (a)	560	9,892
Global Unichip Corp.	1,000	44,673
Hua Hong Semiconductor Ltd. (a)(c)	6,000	26,522
Hygon Information Technology Co. Ltd., Class A	1,504	29,666
indie Semiconductor, Inc., Class A (a)	4,714	16,782
Infineon Technologies AG	6,083	257,880
Ingenic Semiconductor Co. Ltd., Class A	600	5,796
JA Solar Technology Co. Ltd., Class A (a)	4,268	5,946
JCET Group Co. Ltd., Class A	2,000	9,406
Jentech Precision Industrial Co. Ltd.	1,000	51,691
Jinko Solar Co. Ltd., Class A (a)	15,683	11,363
LONGi Green Energy Technology Co. Ltd., Class A	7,836	16,431
MediaTek, Inc.	13,000	556,278
Montage Technology Co. Ltd., Class A	361	4,132
Novatek Microelectronics Corp.	4,886	91,157
OmniVision Integrated Circuits Group, Inc., Class A	740	13,187
Realtek Semiconductor Corp.	4,040	78,416
Renesas Electronics Corp.	7,600	94,129
Sanan Optoelectronics Co. Ltd., Class A (a)	400	694
SG Micro Corp., Class A	253	2,570
Silergy Corp.	2,888	35,146
SK Hynix, Inc.	4,809	1,040,477
STMicroelectronics NV	3,042	92,610
Taiwan Semiconductor Manufacturing Co. Ltd.	217,557	7,894,373
Tongwei Co. Ltd., Class A (a)	3,300	7,717
Trina Solar Co. Ltd., Class A (a)	1,600	3,245
Unigroup Guoxin Microelectronics Co. Ltd., Class A	419	3,852
United Microelectronics Corp.	100,000	151,308

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Vanguard International Semiconductor Corp.	7,366	$25,342
		10,965,181
Silver - 0.0%*
Pan American Silver Corp.	1,612	45,649
Soft Drinks & Non-alcoholic Beverages - 0.1%
Arca Continental SAB de CV	4,500	47,241
Coca-Cola Europacific Partners PLC	1,100	101,992
Coca-Cola Femsa SAB de CV	6,065	58,371
Coca-Cola HBC AG	972	50,668
Coca-Cola Icecek AS	2,744	3,393
Eastroc Beverage Group Co. Ltd., Class A	130	5,700
Fomento Economico Mexicano SAB de CV	15,500	158,512
Nongfu Spring Co. Ltd., Class H (c)	18,000	91,949
Suntory Beverage & Food Ltd.	800	25,532
Varun Beverages Ltd.	12,171	64,935
		608,293
Specialized Consumer Services - 0.0%*
OneSpaWorld Holdings Ltd.	2,712	55,298
Specialized Finance - 0.0%*
Banco Latinoamericano de Comercio Exterior SA	803	32,361
Chailease Holding Co. Ltd.	12,938	56,027
Far East Horizon Ltd.	23,000	19,982
Mitsubishi HC Capital, Inc.	3,900	28,634
Power Finance Corp. Ltd.	13,039	64,982
REC Ltd.	11,447	53,711
		255,697
Specialty Chemicals - 0.1%
Akzo Nobel NV	761	53,062
Arkema SA	338	24,817
Asian Paints Ltd.	3,383	92,350
Covestro AG (a)	802	56,862
Croda International PLC	786	31,494
DSM-Firmenich AG	836	88,576
EMS-Chemie Holding AG	42	31,606
Evonik Industries AG	1,518	31,183
Givaudan SA	43	207,491
Nippon Paint Holdings Co. Ltd.	4,200	33,729
Nitto Denko Corp.	3,200	61,842
	Number of Shares	Fair Value
Novonesis Novozymes B, Class B	1,648	$117,744
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,798	4,714
Shin-Etsu Chemical Co. Ltd.	8,412	277,906
Sika AG	711	192,399
Syensqo SA	320	24,596
Symrise AG	595	62,259
Wanhua Chemical Group Co. Ltd., Class A	1,400	10,605
Zhejiang NHU Co. Ltd., Class A	2,592	7,697
		1,410,932
Steel - 0.1%
APL Apollo Tubes Ltd.	1,395	28,289
ArcelorMittal SA	2,099	66,205
Baoshan Iron & Steel Co. Ltd., Class A	10,200	9,384
BlueScope Steel Ltd.	1,931	29,245
China Steel Corp.	103,000	66,288
Eregli Demir ve Celik Fabrikalari TAS	44,106	29,549
Fortescue Ltd.	7,599	76,094
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	42,400	10,595
JFE Holdings, Inc.	2,500	29,025
Jindal Stainless Ltd.	2,897	23,819
Jindal Steel & Power Ltd.	3,554	39,025
JSW Steel Ltd.	5,335	63,484
Kumba Iron Ore Ltd.	1,082	17,355
Nippon Steel Corp.	4,500	85,143
NMDC Ltd.	20,483	16,719
Novolipetsk Steel PJSC GDR (a)(d)**	2,290	—
Novolipetsk Steel PJSC (a)(d)**	4,980	—
POSCO Holdings, Inc.	636	122,996
Severstal PAO GDR (a)(d)**	3,070	—
Severstal PAO (d)**	695	—
Tata Steel Ltd.	65,701	122,393
Vale SA	31,840	307,150
		1,142,758
Systems Software - 0.0%*
360 Security Technology, Inc., Class A	4,700	6,693
Check Point Software Technologies Ltd. (a)	390	86,287

See Notes to Schedule of Investments and Notes to Financial Statements.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Oracle Corp. Japan	237	$28,196
Tata Elxsi Ltd.	278	20,455
TOTVS SA	4,038	31,229
Trend Micro, Inc.	600	41,443
		214,303
Technology Distributors - 0.0%*
Synnex Technology International Corp.	13,178	29,052
Unisplendour Corp. Ltd., Class A	3,100	10,382
WPG Holdings Ltd.	16,938	40,704
		80,138
Technology Hardware, Storage & Peripherals - 0.4%
Acer, Inc.	28,000	29,043
Advantech Co. Ltd.	4,599	53,528
Asia Vital Components Co. Ltd.	3,000	76,304
Asustek Computer, Inc.	6,053	133,443
Canon, Inc.	4,400	127,603
Catcher Technology Co. Ltd.	5,000	36,286
Compal Electronics, Inc.	45,225	44,897
FUJIFILM Holdings Corp.	5,045	109,740
Gigabyte Technology Co. Ltd.	5,000	48,439
IEIT Systems Co. Ltd., Class A	300	2,131
Inventec Corp.	26,249	38,009
Lenovo Group Ltd.	70,000	84,000
Lite-On Technology Corp.	18,693	70,710
Logitech International SA	680	61,029
Micro-Star International Co. Ltd.	7,000	34,386
Pegatron Corp.	17,251	45,354
Quanta Computer, Inc.	23,507	220,891
Ricoh Co. Ltd.	3,100	29,306
Samsung Electronics Co. Ltd.	41,627	1,844,468
Shenzhen Transsion Holdings Co. Ltd., Class A	725	8,067
Wistron Corp.	24,000	100,644
Wiwynn Corp.	1,000	86,608
Xiaomi Corp., Class B (a)(c)	150,600	1,150,124
		4,435,010
Textiles - 0.0%*
Eclat Textile Co. Ltd. (a)	2,000	28,071
Tires & Rubber - 0.0%*
Balkrishna Industries Ltd.	654	18,648
Bridgestone Corp.	2,596	106,036
	Number of Shares	Fair Value
Cheng Shin Rubber Industry Co. Ltd.	13,000	$16,822
Cie Generale des Etablissements Michelin SCA	3,020	111,810
Hankook Tire & Technology Co. Ltd.	820	24,151
MRF Ltd.	17	28,220
Sailun Group Co. Ltd., Class A	2,300	4,213
		309,900
Tobacco - 0.1%
British American Tobacco PLC	9,213	437,205
Imperial Brands PLC	3,655	144,098
ITC Ltd.	26,679	129,553
Japan Tobacco, Inc.	5,607	164,897
KT&G Corp.	868	82,131
Smoore International Holdings Ltd. (c)	16,000	37,177
		995,061
Trading Companies & Distributors - 0.2%
Adani Enterprises Ltd.	1,211	36,988
AddTech AB, Class B	1,154	38,990
AerCap Holdings NV	866	101,322
Ashtead Group PLC	1,946	124,508
Beijer Ref AB	1,687	26,437
BOC Aviation Ltd. (c)	900	7,452
Brenntag SE	544	35,888
Bunzl PLC	1,457	46,321
IMCD NV	261	34,942
ITOCHU Corp.	5,509	288,179
Marubeni Corp.	6,400	129,068
Mitsubishi Corp.	15,946	318,821
Mitsui & Co. Ltd.	11,508	234,789
MonotaRO Co. Ltd.	1,500	29,544
Posco International Corp.	417	15,356
Reece Ltd.	1,339	12,592
Rexel SA	983	30,163
SGH Ltd.	898	31,820
Sumitomo Corp.	5,100	131,662
Toromont Industries Ltd.	358	32,111
Toyota Tsusho Corp.	2,800	63,368
		1,770,321
Transaction & Payment Processing Services - 0.1%
Adyen NV (a)(c)	117	214,031
Edenred SE	1,066	32,897
EVERTEC, Inc.	1,716	61,862

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Nexi SpA (c)	2,915	$17,362
Pagseguro Digital Ltd., Class A	4,990	48,104
StoneCo Ltd., Class A (a)	6,601	105,880
Wise PLC, Class A (a)	2,965	42,256
		522,392
Water Utilities - 0.0%*
Beijing Enterprises Water Group Ltd.	50,000	15,095
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,100	89,492
Guangdong Investment Ltd.	26,000	21,727
Severn Trent PLC	1,201	44,996
United Utilities Group PLC	3,036	47,491
		218,801
Wireless Telecommunication Services - 0.2%
Advanced Info Service PCL NVDR	8,970	76,707
America Movil SAB de CV	158,300	140,603
Axiata Group Bhd.	36,600	20,080
Bharti Airtel Ltd.	22,526	527,848
CelcomDigi Bhd.	28,300	26,415
China United Network Communications Ltd., Class A	13,600	10,139
Etihad Etisalat Co.	3,174	50,185
Far EasTone Telecommunications Co. Ltd.	14,000	42,941
KDDI Corp.	14,314	245,759
Maxis Bhd.	22,600	19,377
Millicom International Cellular SA	400	14,988
Mobile Telecommunications Co. KSCP	14,744	23,291
Mobile TeleSystems PJSC (d)**	3,970	—
MTN Group Ltd.	14,831	117,538
PLDT, Inc.	960	20,741
Rogers Communications, Inc., Class B	1,613	47,746
SK Telecom Co. Ltd.	599	25,165
SoftBank Corp.	133,500	206,103
SoftBank Group Corp.	4,415	321,394
Taiwan Mobile Co. Ltd.	14,946	58,838
Tele2 AB, Class B	2,423	35,149
TIM SA	7,300	29,492
	Number of Shares	Fair Value
Turkcell Iletisim Hizmetleri AS	11,613	$28,060
Vodacom Group Ltd.	5,825	44,807
Vodafone Group PLC	89,649	95,553
Vodafone Idea Ltd. (a)	327,703	28,391
		2,257,310
Total Common Stock (Cost $144,355,262)		170,737,796
Preferred Stock - 0.1%
Automobile Manufacturers - 0.0%*
Bayerische Motoren Werke AG 6.17%	332	27,397
Dr. Ing hc F Porsche AG 5.49% (c)	675	33,231
Hyundai Motor Co. 7.93%	342	40,267
Hyundai Motor Co. 8.12%	172	19,690
Porsche Automobil Holding SE 5.68%	671	26,536
Volkswagen AG 7.09%	928	97,626
		244,747
Diversified Banks - 0.1%
Banco Bradesco SA 5.63%	49,425	152,403
Grupo Cibest SA 9.80%	4,559	51,516
Itau Unibanco Holding SA 6.77%	46,880	317,381
Itausa SA 8.01%	50,935	102,190
		623,490
Electric Utilities - 0.0%*
Centrais Eletricas Brasileiras SA 4.36%	3,000	24,411
Cia Energetica de Minas Gerais 17.72%	17,707	35,039
Cia Paranaense de Energia - Copel 6.56%	11,700	26,710
		86,160
Household Products - 0.0%*
Henkel AG & Co. KGaA 3.06%	757	59,234
Integrated Oil & Gas - 0.0%*
Petroleo Brasileiro SA - Petrobras 10.92%	41,300	237,455
Surgutneftegas PAO (d)**	115,200	—
		237,455
Life Sciences Tools & Services - 0.0%*
Sartorius AG 0.34%	115	29,159

See Notes to Schedule of Investments and Notes to Financial Statements.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Specialty Chemicals - 0.0%*
Sociedad Quimica y Minera de Chile SA 0.59% (a)	1,135	$40,370
Steel - 0.0%*
Gerdau SA 4.00%	13,496	39,564
Technology Hardware, Storage & Peripherals - 0.0%*
Samsung Electronics Co. Ltd. 2.93%	7,144	262,024
Total Preferred Stock (Cost $1,588,958)		1,622,203
Rights - 0.0%*
Aerospace & Defense - 0.0%*
Hanwha Aerospace Co. Ltd. (expiring 07/02/25) (a)	27	3,281
Electrical Components & Equipment - 0.0%*
POSCO Future M Co. Ltd. (expiring 07/22/25) (a)	29	645
Total Rights (Cost $0)		3,926
Warrants - 0.0%*
Application Software - 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a)(d)**	238	—
Multi-Utilities - 0.0%*
YTL Corp. Bhd. (expiring 06/02/28) (a)	4,580	892
YTL Power International Bhd. (expiring 06/02/28) (a)	6,160	2,238
		3,130
Total Warrants (Cost $0)		3,130
Total Foreign Equity (Cost $145,944,220)		172,367,055
Exchange Traded & Mutual Funds - 41.8%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	406,375	5,299,130
	Number of Shares	Fair Value
SPDR Bloomberg High Yield Bond ETF (g)	654,675	$63,680,237
SPDR Bloomberg International Treasury Bond ETF (g)	453,950	10,663,286
SPDR Dow Jones REIT ETF (g)	212,896	20,531,690
SPDR Portfolio Aggregate Bond ETF (g)	8,724,193	223,339,341
SPDR Portfolio Intermediate Term Corporate Bond ETF (g)	472,673	15,872,359
SPDR Portfolio Long Term Corporate Bond ETF (g)	1,671,861	37,733,903
SPDR Portfolio Long Term Treasury ETF (g)	405,969	10,790,656
SPDR Portfolio TIPS ETF (g)	2,036,766	53,078,122
Total Exchange Traded & Mutual Funds (Cost $435,071,288)		440,988,724
Total Investments in Securities (Cost $898,312,221)		1,018,377,740
Short-Term Investment - 3.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.31% (g)(h) (Cost $36,991,110)	36,991,110	36,991,110
Total Investments (Cost $935,303,331)		1,055,368,850
Other Assets and Liabilities, net - 0.1%		1,071,032
NET ASSETS - 100.0%		$1,056,439,882

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
Other Information:
The Fund had the following long futures contracts open at June 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/Toronto Stock Exchange 60 Index	September 2025	1	$231,471	$234,518	$3,047
MSCI Emerging Markets Index Futures	September 2025	60	3,609,998	3,700,500	90,502
MSCI EAFE Mini Index Futures	September 2025	14	1,856,702	1,877,190	20,488
E-mini Russell 1000 Index Futures	September 2025	7	1,162,006	1,198,190	36,184
E-mini Russell 2000 Index Futures	September 2025	3	323,701	328,755	5,054
					$155,275
During the period ended June 30, 2025, the average notional value related to long futures contracts was $7,488,801.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to $5,711,847 or 0.54% of the net assets of the State Street Total Return V.I.S. Fund.
(d)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	At June 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts and/or TBAs.
(g)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(h)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2025.
*	Less than 0.05%.
**	Amount is less than $0.50.
Abbreviations:
ADR - American Depositary Receipt
AG - Assured Guaranty, Inc
BDR - Brazilian Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust

See Notes to Schedule of Investments and Notes to Financial Statements.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$405,021,774	$187	$0(a)	$405,021,961
Foreign Equity	172,286,783	80,272	0(a)	172,367,055
Exchange Traded & Mutual Funds	440,988,724	—	—	440,988,724
Short-Term Investment	36,991,110	—	—	36,991,110
Total Investments in Securities	$1,055,288,391	$80,459	$—	$1,055,368,850
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$155,275	$—	$—	$155,275
Total Other Financial Instruments	$155,275	$—	$—	$155,275

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2025.
The Fund was invested in the following countries/territories at June 30, 2025 (Unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	83.67%
China	2.13%
Japan	1.80%
Taiwan	1.39%
India	1.32%
Canada	1.12%
United Kingdom	1.02%
Germany	0.85%
Republic of Korea	0.80%
France	0.78%
Australia	0.57%
Switzerland	0.44%
Brazil	0.39%
Netherlands	0.35%
Italy	0.26%
Spain	0.26%
Saudi Arabia	0.26%
Sweden	0.25%
South Africa	0.23%
Denmark	0.19%
Hong Kong	0.17%
Mexico	0.16%
Singapore	0.16%
Ireland	0.14%
Thailand	0.10%
United Arab Emirates	0.10%
Malaysia	0.09%
Finland	0.09%
Poland	0.09%
Indonesia	0.09%
Belgium	0.07%
Israel	0.07%
Norway	0.06%
Kuwait	0.06%
Qatar	0.05%
Greece	0.05%
Chile	0.04%
Country/Territory	Percentage (based on Fair Value)
Turkey	0.04%
Philippines	0.03%
Puerto Rico	0.03%
New Zealand	0.02%
Hungary	0.02%
Austria	0.02%
UAE	0.02%
Luxembourg	0.02%
Bermuda	0.02%
Peru	0.02%
Czech Republic	0.01%
Portugal	0.01%
Cameroon	0.01%
Colombia	0.01%
Jersey, Channel Islands	0.01%
Macau	0.01%
Monaco	0.01%
Zambia	0.01%
Bahamas	0.01%
Guernsey	0.00%***
Egypt	0.00%***
Romania	0.00%***
Panama	0.00%***
British Virgin Islands	0.00%***
Congo	0.00%***
Cayman Islands	0.00%***
Ghana	0.00%***
Guatemala	0.00%***
Kazakhstan	0.00%***
Isle Of Man	0.00%***
Malta	0.00%***
Gibraltar	0.00%***
Russian Federation	0.00%***
100.00%

***	Less than 0.005%.

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2025 (Unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	41.78%	0.00%	41.78%
Semiconductors	3.53%	1.04%	4.57%
Diversified Banks	0.98%	2.70%	3.68%
Systems Software	2.67%	0.02%	2.69%
Interactive Media & Services	1.98%	0.45%	2.43%
Technology Hardware, Storage & Peripherals	1.81%	0.45%	2.26%
Pharmaceuticals	1.26%	0.44%	1.70%
Broadline Retail	1.19%	0.47%	1.66%
Application Software	1.35%	0.25%	1.60%
Aerospace & Defense	0.81%	0.36%	1.17%
Biotechnology	1.03%	0.11%	1.14%
Automobile Manufacturers	0.56%	0.39%	0.95%
Transaction & Payment Processing Services	0.83%	0.05%	0.88%
Regional Banks	0.82%	0.05%	0.87%
Healthcare Equipment	0.79%	0.07%	0.86%
Electric Utilities	0.52%	0.27%	0.79%
Integrated Oil & Gas	0.53%	0.25%	0.78%
Movies & Entertainment	0.65%	0.04%	0.69%
Property & Casualty Insurance	0.45%	0.18%	0.63%
Industrial Machinery & Supplies & Components	0.44%	0.18%	0.62%
Consumer Staples Merchandise Retail	0.54%	0.03%	0.57%
Restaurants	0.41%	0.15%	0.56%
IT Consulting & Other Services	0.23%	0.32%	0.55%
Multi-Sector Holdings	0.50%	0.05%	0.55%
Asset Management & Custody Banks	0.40%	0.13%	0.53%
Semiconductor Materials & Equipment	0.27%	0.26%	0.53%
Investment Banking & Brokerage	0.46%	0.07%	0.53%
Packaged Foods & Meats	0.33%	0.19%	0.52%
Electrical Components & Equipment	0.37%	0.14%	0.51%
Financial Exchanges & Data	0.38%	0.13%	0.51%
Life & Health Insurance	0.14%	0.34%	0.48%
Integrated Telecommunication Services	0.22%	0.24%	0.46%
Oil & Gas Exploration & Production	0.33%	0.09%	0.42%
Trading Companies & Distributors	0.23%	0.17%	0.40%
Hotels, Resorts & Cruise Lines	0.32%	0.08%	0.40%
Construction Machinery & Heavy Transportation Equipment	0.24%	0.14%	0.38%
Industrial Conglomerates	0.13%	0.25%	0.38%
Soft Drinks & Non-alcoholic Beverages	0.32%	0.06%	0.38%
Building Products	0.29%	0.08%	0.37%
Construction & Engineering	0.24%	0.13%	0.37%
Communications Equipment	0.33%	0.04%	0.37%
Household Products	0.32%	0.05%	0.37%
Life Sciences Tools & Services	0.30%	0.06%	0.36%
Specialty Chemicals	0.22%	0.13%	0.35%
Consumer Finance	0.29%	0.05%	0.34%
Multi-Utilities	0.21%	0.10%	0.31%
Tobacco	0.22%	0.09%	0.31%
Apparel, Accessories & Luxury Goods	0.06%	0.24%	0.30%
Oil & Gas Storage & Transportation	0.18%	0.11%	0.29%
Healthcare Services	0.26%	0.02%	0.28%
Managed Healthcare	0.28%	0.00%	0.28%
Wireless Telecommunication Services	0.07%	0.21%	0.28%
See Notes to Schedule of Investments and Notes to Financial Statements.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
Industry	Domestic	Foreign	Total
Research & Consulting Services	0.18%	0.09%	0.27%
Home Improvement Retail	0.27%	0.00%	0.27%
Electronic Components	0.13%	0.13%	0.26%
Oil & Gas Refining & Marketing	0.11%	0.14%	0.25%
Gold	0.06%	0.19%	0.25%
Apparel Retail	0.17%	0.08%	0.25%
Rail Transportation	0.14%	0.10%	0.24%
Electronic Equipment & Instruments	0.17%	0.06%	0.23%
Personal Care Products	0.06%	0.17%	0.23%
Interactive Home Entertainment	0.08%	0.15%	0.23%
Multi-Line Insurance	0.00%	0.22%	0.22%
Internet Services & Infrastructure	0.15%	0.07%	0.22%
Food Retail	0.06%	0.16%	0.22%
Diversified Metals & Mining	0.01%	0.20%	0.21%
Heavy Electrical Equipment	0.11%	0.10%	0.21%
Industrial Gases	0.15%	0.06%	0.21%
Human Resource & Employment Services	0.16%	0.04%	0.20%
Retail REITs	0.17%	0.03%	0.20%
Insurance Brokers	0.19%	0.01%	0.20%
Construction Materials	0.13%	0.07%	0.20%
Steel	0.08%	0.11%	0.19%
Automotive Retail	0.17%	0.02%	0.19%
Home Building	0.17%	0.01%	0.18%
Healthcare Supplies	0.11%	0.06%	0.17%
Electronic Manufacturing Services	0.07%	0.10%	0.17%
Environmental & Facilities Services	0.15%	0.01%	0.16%
Health Care REITs	0.16%	0.00%	0.16%
Air Freight & Logistics	0.09%	0.06%	0.15%
Healthcare Facilities	0.11%	0.04%	0.15%
Oil & Gas Equipment & Services	0.14%	0.01%	0.15%
Casinos & Gaming	0.07%	0.08%	0.15%
Automotive Parts & Equipment	0.08%	0.07%	0.15%
Passenger Airlines	0.08%	0.06%	0.14%
Gas Utilities	0.08%	0.06%	0.14%
Diversified Financial Services	0.07%	0.07%	0.14%
Diversified Support Services	0.10%	0.03%	0.13%
Industrial REITs	0.10%	0.03%	0.13%
Healthcare Distributors	0.11%	0.01%	0.12%
Passenger Ground Transportation	0.11%	0.01%	0.12%
Cable & Satellite	0.12%	0.00%	0.12%
Commodity Chemicals	0.05%	0.07%	0.12%
Other Specialty Retail	0.09%	0.03%	0.12%
Independent Power Producers & Energy Traders	0.05%	0.06%	0.11%
Reinsurance	0.05%	0.06%	0.11%
Consumer Electronics	0.02%	0.09%	0.11%
Diversified Capital Markets	0.00%	0.11%	0.11%
Telecom Tower REITs	0.10%	0.00%	0.10%
Agricultural & Farm Machinery	0.09%	0.00%	0.09%
Multi-Family Residential REITs	0.09%	0.00%	0.09%
Real Estate Services	0.08%	0.01%	0.09%
Education Services	0.08%	0.01%	0.09%
Footwear	0.07%	0.02%	0.09%
Fertilizers & Agricultural Chemicals	0.05%	0.03%	0.08%
Mortgage REITs	0.08%	0.00%	0.08%
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
Industry	Domestic	Foreign	Total
Brewers	0.00%	0.08%	0.08%
Distillers & Vintners	0.02%	0.06%	0.08%
Data Processing & Outsourced Services	0.06%	0.02%	0.08%
Diversified Real Estate Activities	0.01%	0.07%	0.08%
Advertising	0.05%	0.03%	0.08%
Coal & Consumable Fuels	0.03%	0.05%	0.08%
Water Utilities	0.05%	0.02%	0.07%
Cargo Ground Transportation	0.07%	0.00%	0.07%
Office REITs	0.06%	0.01%	0.07%
Data Center REITs	0.07%	0.00%	0.07%
Copper	0.03%	0.04%	0.07%
Healthcare Technology	0.06%	0.01%	0.07%
Marine Transportation	0.01%	0.06%	0.07%
Other Specialized REITs	0.07%	0.00%	0.07%
Commercial & Residential Mortgage Finance	0.07%	0.00%	0.07%
Real Estate Development	0.00%	0.07%	0.07%
Paper & Plastic Packaging Products & Materials	0.06%	0.00%	0.06%
Diversified REITs	0.05%	0.01%	0.06%
Food Distributors	0.05%	0.01%	0.06%
Technology Distributors	0.04%	0.01%	0.05%
Aluminum	0.02%	0.03%	0.05%
Self Storage REITs	0.05%	0.00%	0.05%
Hotel & Resort REITs	0.05%	0.00%	0.05%
Real Estate Operating Companies	0.00%	0.05%	0.05%
Leisure Products	0.04%	0.01%	0.05%
Agricultural Products & Services	0.03%	0.01%	0.04%
Metal, Glass & Plastic Containers	0.04%	0.00%	0.04%
Single-Family Residential REITs	0.04%	0.00%	0.04%
Specialized Consumer Services	0.03%	0.01%	0.04%
Renewable Electricity	0.02%	0.02%	0.04%
Leisure Facilities	0.03%	0.01%	0.04%
Specialized Finance	0.02%	0.02%	0.04%
Diversified Chemicals	0.01%	0.03%	0.04%
Oil & Gas Drilling	0.03%	0.01%	0.04%
Tires & Rubber	0.01%	0.03%	0.04%
Airport Services	0.00%	0.04%	0.04%
Paper Products	0.01%	0.02%	0.03%
Alternative Carriers	0.03%	0.00%	0.03%
Security & Alarm Services	0.02%	0.01%	0.03%
Broadcasting	0.03%	0.00%	0.03%
Motorcycle Manufacturers	0.00%	0.03%	0.03%
Household Appliances	0.01%	0.02%	0.03%
Highways & Railtracks	0.00%	0.03%	0.03%
Office Services & Supplies	0.02%	0.00%	0.02%
Drug Retail	0.00%	0.02%	0.02%
Timber REITs	0.02%	0.00%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Distributors	0.02%	0.00%	0.02%
Home Furnishing Retail	0.02%	0.00%	0.02%
Publishing	0.02%	0.00%	0.02%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Marine Ports & Services	0.00%	0.02%	0.02%
Silver	0.01%	0.00%	0.01%
Forest Products	0.00%	0.01%	0.01%
See Notes to Schedule of Investments and Notes to Financial Statements.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
Industry	Domestic	Foreign	Total
Commercial Printing	0.00%	0.01%	0.01%
Computer & Electronics Retail	0.01%	0.00%	0.01%
Housewares & Specialties	0.00%	0.00%	0.00%***
Textiles	0.00%	0.00%	0.00%***
			96.49%
Short-Term Investment	Percentage (based on Fair Value)
Short-Term Investment	3.51%
100.00%

***	Less than 0.005%.
Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
SPDR Bloomberg High Yield Bond ETF	1,076,703	$102,792,835	$63,418,064	$102,196,132	$(1,790,330)	$1,455,800	654,675	$63,680,237	$1,436,894
SPDR Bloomberg Intermediate Term Treasury ETF	—	—	30,608,137	30,575,719	(32,418)	—	—	—	99,681
SPDR Bloomberg International Treasury Bond ETF	—	—	10,438,580	—	—	224,706	453,950	10,663,286	—
SPDR Dow Jones REIT ETF	—	—	21,052,178	—	—	(520,488)	212,896	20,531,690	193,442
SPDR Portfolio Aggregate Bond ETF	6,657,752	166,377,223	100,634,889	48,299,520	(1,198,936)	5,825,685	8,724,193	223,339,341	3,152,389
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	15,614,736	—	—	257,623	472,673	15,872,359	38,343
SPDR Portfolio Long Term Corporate Bond ETF	—	—	40,028,493	3,023,894	(86,659)	815,963	1,671,861	37,733,903	644,802
SPDR Portfolio Long Term Treasury ETF	—	—	31,072,998	19,880,808	(614,668)	213,134	405,969	10,790,656	209,483
SPDR Portfolio TIPS ETF	—	—	98,749,072	46,327,860	—	656,910	2,036,766	53,078,122	404,976
State Street Corp.	1,861	182,657	36,975	48,354	9,478	6,509	1,761	187,265	2,601
State Street Institutional U.S. Government Money Market Fund - Class G Shares	87,067,707	87,067,707	157,239,046	207,315,643	—	—	36,991,110	36,991,110	1,306,646
TOTAL		$356,420,422	$568,893,168	$457,667,930	$(3,713,533)	$8,935,842		$472,867,969	$7,489,257
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Class 1
	6/30/25(a)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date						7/1/85
Net asset value, beginning of period	$15.67	$14.76	$13.06	$16.06	$16.63	$15.91
Income/(loss) from investment operations:
Net investment income(b)	0.18	0.35	0.30	0.29	0.40	0.27
Net realized and unrealized gains/(losses) on investments	0.91	1.32	1.73	(2.94)	1.84	0.75
Total income/(loss) from investment operations	1.09	1.67	2.03	(2.65)	2.24	1.02
Contribution from advisor	—	—	—	—	0.00(c)	—
Contribution from affiliate	—	—	—	—	0.00(c)	—
Less distributions from:
Net investment income	—	(0.76)	(0.33)	(0.13)	(0.39)	(0.30)
Net realized gains	—	(0.00)(c)	—	(0.22)	(2.42)	—
Total distributions	—	(0.76)	(0.33)	(0.35)	(2.81)	(0.30)
Net asset value, end of period	$16.76	$15.67	$14.76	$13.06	$16.06	$16.63
Total Return(d)	7.02%	11.31%	15.48%	(16.51)%	13.45%(e)	6.44%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$624,115	$618,289	$614,415	$588,132	$768,504	$743,820
Ratios to average net assets:
Gross expenses	0.61%(f)	0.60%	0.59%	0.64%	0.62%	0.60%
Net investment income	2.27%(f)	2.21%	2.12%	2.02%	2.22%	1.77%
Portfolio turnover rate	65%	77%(g)	72%(g)	109%(g)	118%(g)	92%(g)
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(e)	The contribution from an Affiliate and the Adviser had no impact on total return.
(f)	Annualized for periods less than one year.
(g)	The portfolio turnover calculated for the fiscal years ended 12/31/24, 12/31/23, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 79%, 76%, 127%, 144% and 103%, respectively.
The accompanying Notes are an integral part of these financial statements.
78	Financial Highlights

State Street Total Return V.I.S. Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the periods indicated
	Class 3
	6/30/25(a)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date						5/1/06
Net asset value, beginning of period	$15.67	$14.75	$13.05	$16.00	$16.57	$15.86
Income/(loss) from investment operations:
Net investment income(b)	0.16	0.30	0.26	0.25	0.35	0.23
Net realized and unrealized gains/(losses) on investments	0.91	1.32	1.73	(2.92)	1.84	0.74
Total income/(loss) from investment operations	1.07	1.62	1.99	(2.67)	2.19	0.97
Contribution from advisor	—	—	—	—	0.00(c)	—
Contribution from affiliate	—	—	—	—	0.00(c)	—
Less distributions from:
Net investment income	—	(0.70)	(0.29)	(0.06)	(0.34)	(0.26)
Net realized gains	—	(0.00)(c)	—	(0.22)	(2.42)	—
Total distributions	—	(0.70)	(0.29)	(0.28)	(2.76)	(0.26)
Net asset value, end of period	$16.74	$15.67	$14.75	$13.05	$16.00	$16.57
Total Return(d)	6.83%	11.06%	15.21%	(16.72)%	13.20%(e)	6.14%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$432,325	$439,914	$750,510	$748,657	$1,035,137	$1,063,931
Ratios to average net assets:
Gross expenses	0.86%(f)	0.85%	0.84%	0.89%	0.87%	0.85%
Net investment income	2.02%(f)	1.92%	1.87%	1.77%	1.95%	1.52%
Portfolio turnover rate	65%	77%(g)	72%(g)	109%(g)	118%(g)	92%(g)
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(e)	The contribution from an Affiliate and the Adviser had no impact on total return.
(f)	Annualized for periods less than one year.
(g)	The portfolio turnover calculated for the fiscal years ended 12/31/24, 12/31/23, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 79%, 76%, 127%, 144% and 103%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	79

State Street Total Return V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Assets
Investments in unaffiliated securities, at fair value (cost $468,346,106)	$582,500,881
Investments in affiliated securities, at fair value (cost $466,957,225)	472,867,969
Cash	2,268
Net cash collateral on deposit with broker for future contracts	231,127
Foreign currency (cost $1,557,657)	1,571,084
Receivable for investments sold	35,308
Income receivables	1,674,977
Receivable for fund shares sold	19,479
Income receivable from affiliated investments	169,499
Receivable for accumulated variation margin on futures contracts	155,519
Total assets	1,059,228,111
Liabilities
Payable for investments purchased	293,029
Payable for fund shares redeemed	717,940
Payable to the Adviser	300,204
Payable for custody, fund accounting and sub-administration fees	212,887
Accrued other expenses	138,915
Distribution and service fees	607,967
Accrued foreign capital gains tax	517,287
Total liabilities	2,788,229

Net Assets	$1,056,439,882
Net Assets Consist of:
Capital paid in	$913,972,857
Total distributable earnings (loss)	142,467,025
Net Assets	$1,056,439,882

Class 1:
Net Assets	$624,114,650
Shares outstanding ($0.01 par value, unlimited shares authorized)	37,240,355
Net asset value, offering and redemption price per share	$16.76

Class 3:
Net Assets	$432,325,232
Shares outstanding ($0.01 par value, unlimited shares authorized)	25,819,372
Net asset value per share	$16.74
The accompanying Notes are an integral part of these financial statements.
80	Statement of Assets and Liabilities

State Street Total Return V.I.S. Fund
Statement of Operations — For the period ended June 30, 2025 (Unaudited)
Investment Income
Income
Dividend	$7,351,137
Interest	1,174,989
Income from affiliated investments	7,489,257
Less: Foreign taxes withheld	(601,194)
Total income	15,414,189
Expenses
Advisory and administration fees	1,808,952
Distribution and service fees
Class 1	607,727
Class 3	958,410
Directors' fees	11,719
Custody, fund accounting and sub-administration fees	183,867
Professional fees	33,950
Registration fees	715
Other expenses	95,645
Total expenses	3,700,985
Net investment income (loss)	$11,713,204
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$39,390,278
Affiliated investments	(3,713,533)
Futures	460,130
Foreign currency transactions	51,377
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	12,480,222
Affiliated investments	8,935,842
Futures	405,757
Foreign currency translations	(157,814)
Net realized and unrealized gain (loss) on investments	57,852,259
Net Increase (Decrease) in Net Assets Resulting from Operations	$69,565,463
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	81

State Street Total Return V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025(a)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$11,713,204	$24,482,385
Net realized gain (loss) on investments, futures and foreign currency transactions	36,188,252	104,049,078
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency translations	21,664,007	(8,083,869)
Net increase (decrease) from operations	69,565,463	120,447,594
Distributions to shareholders:
Total distributions
Class 1	—	(28,757,603)
Class 3	—	(18,982,757)
Total distributions	—	(47,740,360)
Increase (decrease) in assets from operations and distributions	69,565,463	72,707,234
Share transactions:
Proceeds from sale of shares
Class 1	313,709	650,360
Class 3	3,487,341	6,385,314
Value of distributions reinvested
Class 1	—	28,757,603
Class 3	—	18,982,757
Cost of shares redeemed
Class 1	(35,731,223)	(63,694,735)
Class 3	(39,398,639)	(370,510,483)
Net increase (decrease) from share transactions	(71,328,812)	(379,429,184)
Total increase (decrease) in net assets	(1,763,349)	(306,721,950)
Net Assets
Beginning of period	1,058,203,231	1,364,925,181
End of period	$1,056,439,882	$1,058,203,231
Changes in Fund Shares
Class 1
Shares sold	19,256	40,632
Issued for distributions reinvested	—	1,824,721
Shares redeemed	(2,238,925)	(4,035,300)
Net increase (decrease) in fund shares	(2,219,669)	(2,169,947)
Class 3
Shares sold	218,650	415,456
Issued for distributions reinvested	—	1,203,726
Shares redeemed	(2,465,702)	(24,448,690)
Net increase (decrease) in fund shares	(2,247,052)	(22,829,508)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
82	Statements of Changes in Net Assets

State Street Total Return V.I.S. Fund
Notes to Financial Statements — June 30, 2025 (Unaudited)
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund (the “Fund”), State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer each class of the Fund’s shares.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Company. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The
Notes to Financial Statements	83

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
84	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be
Notes to Financial Statements	85

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period ended June 30, 2025, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
5.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2025, the Fund entered into futures contracts for cash equitization.
86	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$155,519	$—	$155,519

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$460,130	$—	$460,130

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$405,757	$—	$405,757
6.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.
Investor Service Plan — Class 1 and Class 3 Shares The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to each such share class.
Distribution and Shareholder Service (12b-1) Fees The Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the distributor of the shares of the Fund, for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such
Notes to Financial Statements	87

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025 are disclosed in the Schedule of Investments.
7.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2025 were as follows:
U.S. Government Securities
Purchases	Sales
$2,392,089	$56,599,831
Non-U.S. Government Securities
Purchases	Sales
$635,401,762	$588,983,879
9.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
88	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$967,439,807	$142,325,900	$54,241,582	$88,084,318
10.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2025.
11.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Notes to Financial Statements	89

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Russian Sanctions Risk Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
90	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract — June 30, 2025 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Total Return V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.  Following the April 2, 2025 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
_________________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
91

State Street Total Return V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
Information concerning the allocation of brokerage; and
Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
Reports detailing the financial results and condition of SSGA FM and its affiliates;
Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
A description of the business continuity and disaster recovery plans of the Adviser; and
Information regarding the Adviser’s risk management processes.
Other Relevant Information
Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
Copies of the Advisory Agreement and agreements with other service providers of the Fund;
Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the
92

State Street Total Return V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
Information from SSGA FM, State Street, and the Distributor with respect to the Fund,  providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel.  The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment
93

State Street Total Return V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024.  For purposes of these comparisons the Independent Directors relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Total Return V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was equal to the median of its Performance Universe for the 1-year period, was above the median of its Performance Universe for the 3-year period, and was below the median of its Performance Universe for the 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.  The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Total Return V.I.S. Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund.  The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
94

State Street Total Return V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Director may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
95

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the Registrant.

(a)(3) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: August 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: August 28, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: August 28, 2025